UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2013

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *State Farm Mutual Funds*, and then click on *Go Paperless*.

Master Investment Portfolio
LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, and Active Stock Master Portfolios
Master Portfolio Information	160
Schedules of Investments	162
Statements of Assets and Liabilities	178
Statements of Operations	180
Statements of Changes in Net Assets	182
Financial Highlights	185
Notes to Financial Statements	191
Disclosure of Investment Advisory Agreement for LifePath	197
Disclosure of Investment Advisory Agreement for Active Stock	202

CoreAlpha Bond Master Portfolio
Master Portfolio Information	206
Schedule of Investments	207
Statement of Assets and Liabilities	223
Statement of Operations	224
Statements of Changes in Net Assets	225
Financial Highlights	226
Notes to Financial Statements	227
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement for CoreAlpha Bond	238

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Mutual Funds Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Customer Service Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to stocks, bonds, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. Each Fund’s portfolio is gradually adjusted over time to become more conservative as the target date approaches. The principal value of the Fund(s) is not guaranteed at any time, including at the target date.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the Mutual Funds Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-4930 for assistance.

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2013, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

Market Review

During the 6-month period ended June 30, 2013, the U.S. equity markets achieved positive total returns, while major international equity markets posted mixed results and major fixed income indices experienced negative single-digit total returns, due primarily to higher interest rates.

In the U.S., equity markets generated positive total returns for the 6-month period ended June 30, 2013. Throughout the period, equity markets were influenced by many positive factors including: generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2013. However, the market environment was not without its challenges. During February and March, several international equity markets turned negative and became increasingly volatile as unresolved concerns about sovereign debt issues in several European countries as well as a banking crisis in the small island nation of Cyprus weighed on investor sentiment. Despite these challenges, the S&P 500® Index reached an all-time high in March and rose to another high during May before posting a –1.34% decline for the month of June.

Overall, large cap stocks (as represented by the S&P 500® Index1), mid-cap stocks (as represented by the Russell Midcap® Index2) and small cap stocks (as represented by the Russell 2000® Index3) posted positive total returns of 13.82%, 15.45% and 15.86%, respectively, for the 6-month period ended June 30, 2013.

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted total returns of 4.10% and –0.04%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2013. Within the MSCI EAFE Free Index, developed markets like Japan and Switzerland were among the strongest performing markets, rising 16.55% and 10.92%, respectively, in U.S. dollar terms. Meanwhile, Italy and Austria were among the weakest performing countries in the Index for the 6-month period, declining –9.04% and –7.58%, respectively, in U.S. dollar terms. Stock market performance in emerging market countries was negative during the 6-month period with the MSCI Emerging Markets Index posting a total return of –9.57% in U.S. dollar terms.4

Major Market Indices	Year-to-Date Total Return as of 6/30/2013
S&P 500 Index	13.82%
Russell MidCap Index	15.45%
Russell 2000 Index	15.86%
MSCI EAFE Free Index	4.10%
MSCI All Country World Index ex-U.S. Index	–0.04%
MSCI Emerging Markets Index	–9.57%
Barclays U.S. Aggregate Bond Index	–2.44%
Barclays Municipal Bond Index	–2.69%

Meanwhile, prices of Treasury bonds declined, especially during the months of May and June, as concerns rose that the Federal Reserve might start tapering the amount of future asset-purchases in its program known as “quantitative easing.” During this two month period from May 1, 2013, to June 30, 2013, the yield on 10-year U.S. Treasuries rose 0.82%. However, over the entire 6-months, the yield on 10-year U.S. Treasuries rose 0.74% from 1.78% on January 1, 2013, to 2.52% on June 30, 2013. Short-term yields remained low, with

1

Source: Standard and Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2

Source: Bloomberg. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

3

Source: Bloomberg. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2013, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

3-month U.S. Treasury yields declining 1 basis point from 0.05% on January 1, 2013, to 0.04% on June 30, 2013.5 Among major fixed income indices, the Barclays U.S. Aggregate Bond Index and the Barclays Municipal Bond Index posted total returns of –2.44% and –2.69%, respectively, over the 6-month period ended June 30, 2013, as bond price declines, due primarily to higher interest rates, more than offset bond coupon income.6

With the 6-month negative returns for the bond-oriented indices, it is important to remember the risk that is present when investing, even in bond funds. Investing involves risk, including a potential for loss.

More information about how bond-oriented funds may respond to rising interest rates can be found on the State Farm Mutual Funds website at: statefarm.com/_pdf/UnderstandingBondsAndBondFunds.pdf.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2013, through December 31, 2013, in the State Farm Mutual Fund Trust Annual Report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.7

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.8

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

5	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

6	The Barclays U.S. Aggregate Bond Index and Barclays Municipal Bond Index returns provided by Barclays Inc. The Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Investing involves risk, including potential for loss.

8	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.15% allocation to the JPMorgan Tax Free Money Market Fund.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total investments as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath® Retirement Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by type of security and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2013. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio information, both found later in this report.

State Farm LifePath 2020® Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by type of security and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2013. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio information, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2030® Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by type of security and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2013. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio information, both found later in this report.

State Farm LifePath 2040® Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by type of security and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2013. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio information, both found later in this report.

State Farm LifePath 2050® Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by type of security and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2013. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio information, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,143.95	1.17%	$6.22
Class B Shares	$1,000.00	$1,137.83	1.87%	$9.91
Legacy Class A Shares	$1,000.00	$1,142.86	1.17%	$6.22
Legacy Class B Shares	$1,000.00	$1,140.32	1.57%	$8.33
Institutional Shares	$1,000.00	$1,143.29	0.92%	$4.89
Class R-1 Shares	$1,000.00	$1,140.89	1.49%	$7.91
Class R-2 Shares	$1,000.00	$1,142.64	1.29%	$6.85
Class R-3 Shares	$1,000.00	$1,143.29	0.99%	$5.26

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,015.52	1.87%	$9.35
Legacy Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Legacy Class B Shares	$1,000.00	$1,017.01	1.57%	$7.85
Institutional Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-1 Shares	$1,000.00	$1,017.41	1.49%	$7.45
Class R-2 Shares	$1,000.00	$1,018.40	1.29%	$6.46
Class R-3 Shares	$1,000.00	$1,019.89	0.99%	$4.96

State Farm Small/Mid Cap Equity Fund2

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,145.85	1.40%	$7.45
Class B Shares	$1,000.00	$1,141.72	2.10%	$11.15
Legacy Class A Shares	$1,000.00	$1,145.49	1.40%	$7.45
Legacy Class B Shares	$1,000.00	$1,143.59	1.80%	$9.57
Institutional Shares	$1,000.00	$1,147.00	1.15%	$6.12
Class R-1 Shares	$1,000.00	$1,143.42	1.72%	$9.14
Class R-2 Shares	$1,000.00	$1,144.80	1.52%	$8.08
Class R-3 Shares	$1,000.00	$1,147.31	1.22%	$6.50

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,017.31	1.49%	$7.45
Class B Shares	$1,000.00	$1,015.48	1.83%	$9.15
Legacy Class A Shares	$1,000.00	$1,017.15	1.48%	$7.40
Legacy Class B Shares	$1,000.00	$1,014.30	1.88%	$9.39
Institutional Shares	$1,000.00	$1,018.16	1.23%	$6.15
Class R-1 Shares	$1,000.00	$1,015.35	1.80%	$8.99
Class R-2 Shares	$1,000.00	$1,016.31	1.60%	$8.00
Class R-3 Shares	$1,000.00	$1,017.17	1.30%	$6.50

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.41	1.49%	$7.45
Class B Shares	$1,000.00	$1,015.72	1.83%	$9.15
Legacy Class A Shares	$1,000.00	$1,017.46	1.48%	$7.40
Legacy Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39
Institutional Shares	$1,000.00	$1,018.70	1.23%	$6.16
Class R-1 Shares	$1,000.00	$1,015.87	1.80%	$9.00
Class R-2 Shares	$1,000.00	$1,016.86	1.60%	$8.00
Class R-3 Shares	$1,000.00	$1,018.35	1.30%	$6.51

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,134.45	0.74%	$3.92
Class B Shares	$1,000.00	$1,129.18	1.44%	$7.60
Legacy Class A Shares	$1,000.00	$1,134.76	0.74%	$3.92
Legacy Class B Shares	$1,000.00	$1,132.16	1.14%	$6.03
Institutional Shares	$1,000.00	$1,135.31	0.49%	$2.59
Class R-1 Shares	$1,000.00	$1,132.09	1.06%	$5.60
Class R-2 Shares	$1,000.00	$1,133.64	0.86%	$4.55
Class R-3 Shares	$1,000.00	$1,134.51	0.56%	$2.96

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.12	0.74%	$3.71
Class B Shares	$1,000.00	$1,017.65	1.44%	$7.20
Legacy Class A Shares	$1,000.00	$1,021.12	0.74%	$3.71
Legacy Class B Shares	$1,000.00	$1,019.14	1.14%	$5.71
Institutional Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R-1 Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class R-2 Shares	$1,000.00	$1,020.53	0.86%	$4.31
Class R-3 Shares	$1,000.00	$1,022.02	0.56%	$2.81

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,153.36	0.95%	$5.07
Class B Shares	$1,000.00	$1,150.08	1.65%	$8.80
Legacy Class A Shares	$1,000.00	$1,154.03	0.95%	$5.07
Legacy Class B Shares	$1,000.00	$1,151.91	1.35%	$7.20
Institutional Shares	$1,000.00	$1,155.00	0.70%	$3.74
Class R-1 Shares	$1,000.00	$1,152.14	1.27%	$6.78
Class R-2 Shares	$1,000.00	$1,152.69	1.07%	$5.71
Class R-3 Shares	$1,000.00	$1,155.00	0.77%	$4.11

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund3

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,029.38	1.20%	$6.04
Class B Shares	$1,000.00	$1,024.60	1.90%	$9.54
Legacy Class A Shares	$1,000.00	$1,028.49	1.20%	$6.04
Legacy Class B Shares	$1,000.00	$1,026.47	1.60%	$8.04
Institutional Shares	$1,000.00	$1,029.33	0.95%	$4.78
Class R-1 Shares	$1,000.00	$1,026.52	1.52%	$7.64
Class R-2 Shares	$1,000.00	$1,028.49	1.32%	$6.64
Class R-3 Shares	$1,000.00	$1,029.30	1.02%	$5.13

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Legacy Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Legacy Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class R-1 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-2 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-3 Shares	$1,000.00	$1,019.74	1.02%	$5.11

State Farm Equity and Bond Fund4

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[5]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,070.72	0.96%	$4.93
Class B Shares	$1,000.00	$1,065.92	1.66%	$8.50
Legacy Class A Shares	$1,000.00	$1,069.95	0.96%	$4.93
Legacy Class B Shares	$1,000.00	$1,067.70	1.36%	$6.97
Institutional Shares	$1,000.00	$1,070.63	0.71%	$3.65
Class R-1 Shares	$1,000.00	$1,067.22	1.28%	$6.56
Class R-2 Shares	$1,000.00	$1,069.65	1.08%	$5.54
Class R-3 Shares	$1,000.00	$1,071.03	0.78%	$4.01

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class B Shares	$1,000.00	$1,016.56	1.66%	$8.30
Legacy Class A Shares	$1,000.00	$1,020.03	0.96%	$4.81
Legacy Class B Shares	$1,000.00	$1,018.05	1.36%	$6.80
Institutional Shares	$1,000.00	$1,021.27	0.71%	$3.56
Class R-1 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-2 Shares	$1,000.00	$1,019.44	1.08%	$5.41
Class R-3 Shares	$1,000.00	$1,020.93	0.78%	$3.91

State Farm Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$963.21	0.65%	$3.16
Class B Shares	$1,000.00	$960.46	1.05%	$5.10
Legacy Class A Shares	$1,000.00	$963.26	0.65%	$3.16
Legacy Class B Shares	$1,000.00	$961.37	1.05%	$5.11
Institutional Shares	$1,000.00	$963.54	0.40%	$1.95
Class R-1 Shares	$1,000.00	$961.71	0.97%	$4.72
Class R-2 Shares	$1,000.00	$962.62	0.77%	$3.75
Class R-3 Shares	$1,000.00	$963.25	0.47%	$2.29

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.57	0.65%	$3.26
Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26
Legacy Class A Shares	$1,000.00	$1,021.57	0.65%	$3.26
Legacy Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26
Institutional Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class R-1 Shares	$1,000.00	$1,019.98	0.97%	$4.86
Class R-2 Shares	$1,000.00	$1,020.98	0.77%	$3.86
Class R-3 Shares	$1,000.00	$1,022.46	0.47%	$2.36

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$957.46	0.65%	$3.15
Class B Shares	$1,000.00	$954.74	1.05%	$5.09
Legacy Class A Shares	$1,000.00	$957.39	0.65%	$3.15
Legacy Class B Shares	$1,000.00	$955.47	1.05%	$5.09

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.57	0.65%	$3.26
Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26
Legacy Class A Shares	$1,000.00	$1,021.57	0.65%	$3.26
Legacy Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26

State Farm Money Market Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.10%	$0.50
Class B Shares	$1,000.00	$1,000.00	0.10%	$0.50
Legacy Class A Shares	$1,000.00	$1,000.00	0.10%	$0.50
Legacy Class B Shares	$1,000.00	$1,000.00	0.10%	$0.50
Institutional Shares	$1,000.00	$1,000.01	0.10%	$0.50
Class R-1 Shares	$1,000.00	$1,000.00	0.10%	$0.50
Class R-2 Shares	$1,000.00	$1,000.00	0.10%	$0.50
Class R-3 Shares	$1,000.00	$1,000.01	0.10%	$0.50

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.30	0.10%	$0.50
Class B Shares	$1,000.00	$1,024.30	0.10%	$0.50
Legacy Class A Shares	$1,000.00	$1,024.30	0.10%	$0.50
Legacy Class B Shares	$1,000.00	$1,024.30	0.10%	$0.50
Institutional Shares	$1,000.00	$1,024.30	0.10%	$0.50
Class R-1 Shares	$1,000.00	$1,024.30	0.10%	$0.50
Class R-2 Shares	$1,000.00	$1,024.30	0.10%	$0.50
Class R-3 Shares	$1,000.00	$1,024.30	0.10%	$0.50

State Farm LifePath Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[6]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$999.21	1.06%	$5.25
Class B Shares	$1,000.00	$997.68	1.36%	$6.74
Legacy Class A Shares	$1,000.00	$999.07	1.06%	$5.25
Legacy Class B Shares	$1,000.00	$997.57	1.47%	$7.28
Institutional Shares	$1,000.00	$1,001.07	0.81%	$4.02
Class R-1 Shares	$1,000.00	$997.60	1.38%	$6.84
Class R-2 Shares	$1,000.00	$998.28	1.18%	$5.85
Class R-3 Shares	$1,000.00	$1,000.02	0.88%	$4.36

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class B Shares	$1,000.00	$1,018.05	1.36%	$6.80
Legacy Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class B Shares	$1,000.00	$1,017.50	1.47%	$7.35
Institutional Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-1 Shares	$1,000.00	$1,017.95	1.38%	$6.90
Class R-2 Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class R-3 Shares	$1,000.00	$1,020.43	0.88%	$4.41

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[6]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,012.22	1.03%	$5.14
Class B Shares	$1,000.00	$1,009.41	1.73%	$8.62
Legacy Class A Shares	$1,000.00	$1,012.27	1.03%	$5.14
Legacy Class B Shares	$1,000.00	$1,010.81	1.44%	$7.18
Institutional Shares	$1,000.00	$1,014.36	0.78%	$3.90
Class R-1 Shares	$1,000.00	$1,011.56	1.35%	$6.73
Class R-2 Shares	$1,000.00	$1,012.27	1.15%	$5.74
Class R-3 Shares	$1,000.00	$1,013.67	0.85%	$4.24

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.69	1.03%	$5.16
Class B Shares	$1,000.00	$1,016.22	1.73%	$8.65
Legacy Class A Shares	$1,000.00	$1,019.69	1.03%	$5.16
Legacy Class B Shares	$1,000.00	$1,017.65	1.44%	$7.20
Institutional Shares	$1,000.00	$1,020.93	0.78%	$3.91
Class R-1 Shares	$1,000.00	$1,018.10	1.35%	$6.76
Class R-2 Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-3 Shares	$1,000.00	$1,020.58	0.85%	$4.26

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[6]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,027.43	1.01%	$5.08
Class B Shares	$1,000.00	$1,023.31	1.71%	$8.58
Legacy Class A Shares	$1,000.00	$1,027.41	1.01%	$5.08
Legacy Class B Shares	$1,000.00	$1,025.33	1.42%	$7.13
Institutional Shares	$1,000.00	$1,028.69	0.76%	$3.82
Class R-1 Shares	$1,000.00	$1,025.42	1.33%	$6.68
Class R-2 Shares	$1,000.00	$1,026.06	1.14%	$5.73
Class R-3 Shares	$1,000.00	$1,027.99	0.83%	$4.17

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.79	1.01%	$5.06
Class B Shares	$1,000.00	$1,016.31	1.71%	$8.55
Legacy Class A Shares	$1,000.00	$1,019.79	1.01%	$5.06
Legacy Class B Shares	$1,000.00	$1,017.75	1.42%	$7.10
Institutional Shares	$1,000.00	$1,021.03	0.76%	$3.81
Class R-1 Shares	$1,000.00	$1,018.20	1.33%	$6.66
Class R-2 Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class R-3 Shares	$1,000.00	$1,020.68	0.83%	$4.16

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[6]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,038.73	1.00%	$5.05
Class B Shares	$1,000.00	$1,034.72	1.70%	$8.58
Legacy Class A Shares	$1,000.00	$1,038.62	1.00%	$5.05
Legacy Class B Shares	$1,000.00	$1,036.55	1.40%	$7.07
Institutional Shares	$1,000.00	$1,039.84	0.75%	$3.79
Class R-1 Shares	$1,000.00	$1,036.81	1.32%	$6.67
Class R-2 Shares	$1,000.00	$1,038.04	1.12%	$5.66
Class R-3 Shares	$1,000.00	$1,038.78	0.82%	$4.15

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Class B Shares	$1,000.00	$1,016.36	1.70%	$8.50
Legacy Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class B Shares	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Shares	$1,000.00	$1,021.08	0.75%	$3.76
Class R-1 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-2 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-3 Shares	$1,000.00	$1,020.73	0.82%	$4.11

State Farm LifePath 2050 Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013[6]	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Actual
Class A Shares	$1,000.00	$1,048.81	1.07%	$5.44
Class R-1 Shares	$1,000.00	$1,046.58	1.40%	$7.10
Class R-2 Shares	$1,000.00	$1,047.62	1.19%	$6.04

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-1 Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class R-2 Shares	$1,000.00	$1,018.89	1.19%	$5.96

1	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Restated Expense Example Table for the State Farm Small/Mid Cap Equity Fund: Effective July 1, 2013, the 12b-1 fee for the State Farm Small/Mid Cap Equity Fund, Class B Shares will be reduced from 0.95% to 0.60%. The restated example reflects expenses as if the 12b-1 fee reduction had been in place during the entire period from January 1, 2013 to June 30, 2013 as follows:

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*
Actual
Class B Shares	$1,000.00	$1,143.70	1.75%	$9.30

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,016.12	1.75%	$8.75

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Restated Expense Example Table for the State Farm International Index Fund: Effective July 1, 2013, the 12b-1 fee for the State Farm International Index Fund, Class B Shares will be reduced from 0.95% to 0.65%. The restated example reflects expenses as if the 12b-1 fee reduction had been in place during the entire period from January 1, 2013 to June 30, 2013 as follows:

State Farm International Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*
Actual
Class B Shares	$1,000.00	$1,026.12	1.60%	$8.04

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Restated Expense Example Table for the State Farm Equity and Bond Fund: Effective July 1, 2013, the 12b-1 fee for the State Farm Equity and Bond Fund, Class B Shares will be reduced from 0.95% to 0.65%. The restated example reflects expenses as if the 12b-1 fee reduction had been in place during the entire period from January 1, 2013 to June 30, 2013 as follows:

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*	Expenses Paid During Period January 1, 2013 to June 30, 2013**
Actual
Class B Shares	$1,000.00	$1,067.50	1.36%	$6.97

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,018.05	1.36%	$6.80

*	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

6	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 14, 2013, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, Inc. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”). Together, the sub-advisory agreements between SFIMC and Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of Mutual Fund Trust’s Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 14, 2013 meeting, independent legal counsel to the Independent Trustees sent Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 14th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust also reviewed contract review materials at meetings held on March 15, 2013 and May 29, 2013, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, including the returns of the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund and the Small/Mid Cap Equity Fund, including as compared to applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of these Funds lagged during the five- and ten-year time periods ending March 31, 2013, but had shown signs of improvement in the three-year time period ending March 31, 2013. The Board considered the performance of the International Equity Fund, including as compared to applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of this Fund lagged during the 10-year time period ending March 31, 2013, but had shown signs of improvement over the three-year time period. The 10-year performance of all three of these Funds included performance of each Fund’s previous sub-adviser, which is part of the reason that 10-year performance for these three Funds lagged. Moreover, SFIMC explained to the Board that the underperformance of these Funds over these longer time frames may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund and the Bond Fund underperformed the applicable Morningstar Category Average composite over the 3-year time frame. SFIMC explained that this underperformance may have resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. The performance of the Money Market Fund was competitive with this Fund’s benchmark and the narrow performance range of its Morningstar Category Average composite. Although the performance of the Equity and Bond lagged over the 10-year period, its recent relative performance has improved. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three- and five- year periods ended March 31, 2013. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. The performance of each LifePath Fund, other than the LifePath Retirement Fund, lagged for the three-year period ended March 31, 2013. SFIMC explained to the Board that the Funds’ allocation to the Active Stock Master Portfolio, which has underperformed relative to its benchmark, the S&P 500 Index, contributed to the underperformance of these Funds over the three-year period. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets at a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. Economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2014, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2014.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.23%)
Consumer Discretionary (15.56%)
Advance Auto Parts Inc.	54,375	$4,413,619
Amazon.com Inc. (a)	6,100	1,693,909
Chipotle Mexican Grill Inc. (a)	3,700	1,348,095
Comcast Corp. Class A	131,100	5,490,468
Delphi Automotive PLC	50,200	2,544,638
Dollar Tree Inc. (a)	18,800	955,792
Ford Motor Co.	129,200	1,998,724
GAP Inc., The	43,700	1,823,601
H&R Block Inc.	49,200	1,365,300
Hanesbrands Inc.	33,900	1,743,138
Home Depot Inc., The	31,400	2,432,558
McDonald’s Corp.	18,900	1,871,100
PetSmart Inc.	11,200	750,288
Polaris Industries Inc.	55,600	5,282,000
PVH Corp.	13,400	1,675,670
Ross Stores Inc.	22,600	1,464,706
Sally Beauty Holdings Inc. (a)	59,600	1,853,560
Starbucks Corp.	27,300	1,787,877
Target Corp.	51,900	3,573,834
Time Warner Inc.	32,600	1,884,932
TJX Companies Inc.	43,000	2,152,580
Tractor Supply Co.	11,500	1,352,515
Ulta Salon, Cosmetics & Fragrance Inc. (a)	17,300	1,732,768
Viacom Inc. Class B	55,000	3,742,750
Walt Disney Co., The	29,600	1,869,240

		56,803,662

Consumer Staples (11.82%)
Brown-Forman Corp. Class B	31,500	2,127,825
Church & Dwight Co. Inc.	29,600	1,826,616
Coca-Cola Co., The	44,000	1,764,840
Colgate-Palmolive Co.	87,200	4,995,688
Costco Wholesale Corp.	18,000	1,990,260
CVS Caremark Corp.	63,600	3,636,648
General Mills Inc.	93,800	4,552,114
Herbalife Ltd.	21,600	975,024
Hershey Co., The	21,300	1,901,664
Kimberly-Clark Corp.	20,800	2,020,512
Kroger Co., The	53,300	1,840,982
McCormick & Company Inc.	47,500	3,342,100
Monster Beverage Corp. (a)	25,200	1,531,404
PepsiCo Inc.	44,700	3,656,013
Procter & Gamble Co., The	18,000	1,385,820
Safeway Inc.	88,700	2,098,642
Wal-Mart Stores Inc.	21,200	1,579,188
Whole Foods Market Inc.	38,000	1,956,240

		43,181,580

Energy (7.35%)
Anadarko Petroleum Corp.	40,800	3,505,944
Chevron Corp.	37,700	4,461,418
ConocoPhillips	20,400	1,234,200
Diamond Offshore Drilling Inc.	15,300	1,052,487
EQT Corp.	22,600	1,793,762
Exxon Mobil Corp.	38,900	3,514,615

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
HollyFrontier Corp.	41,800	$1,788,204
Marathon Oil Corp.	51,000	1,763,580
Marathon Petroleum Corp.	32,100	2,281,026
Occidental Petroleum Corp.	42,300	3,774,429
Schlumberger Ltd.	23,300	1,669,678

		26,839,343

Financials (15.13%)
ACE Ltd.	40,900	3,659,732
Allstate Corp., The	39,200	1,886,304
American International Group Inc. (a)	124,200	5,551,740
American Tower Corp.	21,100	1,543,887
Ameriprise Financial Inc.	25,300	2,046,264
Arch Capital Group Ltd. (a)	37,000	1,902,170
Bank of America Corp.	262,800	3,379,608
Capital One Financial Corp.	59,200	3,718,352
CIT Group Inc. (a)	74,300	3,464,609
Discover Financial Services	50,700	2,415,348
Hartford Financial Services Group Inc., The	117,300	3,626,916
JPMorgan Chase & Co.	117,400	6,197,546
MetLife Inc.	39,200	1,793,792
Moody’s Corp.	32,900	2,004,597
U.S. Bancorp	30,000	1,084,500
Ventas Inc.	51,700	3,591,082
Wells Fargo & Co.	138,700	5,724,149
Weyerhaeuser Co.	58,400	1,663,816

		55,254,412

Health Care (12.57%)
Abbott Laboratories	77,000	2,685,760
AbbVie Inc.	26,700	1,103,778
Allergan Inc.	16,200	1,364,688
Amgen Inc.	19,800	1,953,468
Baxter International Inc.	47,000	3,255,690
Celgene Corp. (a)	19,500	2,279,745
Covidien PLC	56,500	3,550,460
DaVita HealthCare Partners Inc. (a)	44,300	5,351,440
Express Scripts Holding Co. (a)	57,200	3,528,668
HCA Holdings Inc.	58,600	2,113,116
Johnson & Johnson	32,000	2,747,520
McKesson Corp.	16,200	1,854,900
Novartis AG ADR	24,500	1,732,395
Pfizer Inc.	64,600	1,809,446
Regeneron Pharmaceuticals Inc. (a)	14,100	3,170,808
Tenet Healthcare Corp. (a)	38,800	1,788,680
United Therapeutics Corp. (a)	28,700	1,889,034
Varian Medical Systems Inc. (a)	26,200	1,767,190
Waters Corp. (a)	19,600	1,960,980

		45,907,766

Industrials (10.92%)
Boeing Co., The	32,700	3,349,788
Cintas Corp.	37,900	1,725,966
CSX Corp.	54,700	1,268,493

See accompanying notes to financial statements.	21

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Delta Air Lines Inc. (a)	112,900	$2,112,359
Equifax Inc.	56,300	3,317,759
Fastenal Co.	28,500	1,306,725
General Dynamics Corp.	24,000	1,879,920
Hertz Global Holdings Inc. (a)	76,000	1,884,800
Honeywell International Inc.	46,000	3,649,640
Precision Castparts Corp.	8,900	2,011,489
Snap-on Inc.	20,400	1,823,352
Southwest Airlines Co.	167,400	2,157,786
Tyco International Ltd.	56,700	1,868,265
Union Pacific Corp.	37,700	5,816,356
United Continental Holdings Inc. (a)	68,400	2,140,236
United Technologies Corp.	38,300	3,559,602

		39,872,536

Information Technology (16.87%)
Accenture PLC Class A	87,200	6,274,912
Alliance Data Systems Corp. (a)	16,900	3,059,407
Apple Inc.	10,100	4,000,408
Cisco Systems Inc.	82,200	1,998,282
EMC Corp.	76,100	1,797,482
Fiserv Inc. (a)	22,400	1,957,984
Gartner Inc. (a)	36,000	2,051,640
Google Inc. Class A (a)	3,500	3,081,295
International Business Machines Corp.	13,400	2,560,874
Intuit Inc.	34,100	2,081,123
LinkedIn Corp. Class A (a)	12,600	2,246,580
MasterCard Inc. Class A	3,300	1,895,850
Microsoft Corp.	106,400	3,673,992
NetSuite Inc. (a)	24,400	2,238,456
Oracle Corp.	160,500	4,930,560
Paychex Inc.	52,100	1,902,692
QUALCOMM Inc.	56,300	3,438,804
Rackspace Hosting Inc. (a)	33,800	1,280,682
Seagate Technology PLC	58,600	2,627,038
Visa Inc. Class A	10,900	1,991,975
Western Digital Corp.	60,300	3,744,027
Western Union Co.	108,900	1,863,279
Xilinx Inc.	23,300	922,913

		61,620,255

Materials (4.52%)
CF Industries Holdings Inc.	6,800	1,166,200
LyondellBasell Industries NV Class A	28,400	1,881,784
Rock Tenn Co. Class A	18,500	1,847,780
Sherwin-Williams Co., The	22,200	3,920,520
Sigma-Aldrich Corp.	43,000	3,455,480
Valspar Corp., The	31,700	2,050,039
Westlake Chemical Corp.	22,600	2,178,866

		16,500,669

Telecommunication Services (1.50%)
AT&T Inc.	100,400	3,554,160

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	38,400	$1,933,056

		5,487,216

Utilities (0.99%)
NextEra Energy Inc.	44,200	3,601,416

		3,601,416

Total Common Stocks
(cost $274,510,602)		355,068,855

Short-term Investments (2.20%)
JPMorgan U.S. Government Money Market Fund	8,029,027	8,029,027

Total Short-term Investments
(cost $8,029,027)		8,029,027

TOTAL INVESTMENTS (99.43%)
(cost $282,539,629)		363,097,882
OTHER ASSETS, NET OF LIABILITIES (0.57%)		2,099,624

NET ASSETS (100.00%)		$365,197,506

(a)	Non-income producing security.

ADR - American Depositary Receipt

22	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.32%)
Consumer Discretionary (18.33%)
AMC Networks Inc. Class A (a)	22,420	$1,466,492
Arctic Cat Inc.	28,500	1,281,930
Brinker International Inc.	10,970	432,547
Brown Shoe Company Inc.	62,300	1,341,319
Cabela’s Inc. (a)	21,600	1,398,816
Conn’s Inc. (a)	52,400	2,712,224
Dillard’s Inc. Class A	19,830	1,625,465
Discovery Communications Inc. Class A (a)	16,990	1,311,798
Dunkin’ Brands Group Inc.	31,090	1,331,274
Expedia Inc.	18,890	1,136,234
GNC Holdings Inc. Class A	25,680	1,135,313
Hovnanian Enterprises Inc. Class A (a)	315,600	1,770,516
LIN TV Corp. Class A (a)	137,400	2,102,220
Lions Gate Entertainment Corp. (a)	41,200	1,131,764
M/I Homes Inc. (a)	55,600	1,276,576
Macy’s Inc.	13,560	650,880
Madison Square Garden Co. Class A, The (a)	9,230	546,878
Men’s Wearhouse Inc., The	37,900	1,434,515
Meritage Homes Corp. (a)	25,200	1,092,672
Michael Kors Holdings Ltd. (a)	15,000	930,300
Mohawk Industries Inc. (a)	14,400	1,619,856
Nexstar Broadcasting Group Inc. Class A	45,900	1,627,614
Norwegian Cruise Line Holdings Ltd. (a)	25,820	782,604
PetSmart Inc.	14,310	958,627
Pool Corp.	15,410	807,638
PulteGroup Inc. (a)	65,400	1,240,638
Ryland Group Inc., The	34,700	1,391,470
Sinclair Broadcast Group Inc. Class A	62,100	1,824,498
Sotheby’s	11,430	433,311
Standard Motor Products Inc.	40,600	1,394,204
Tractor Supply Co.	8,230	967,930
TripAdvisor Inc. (a)	10,580	644,005
Ulta Salon, Cosmetics & Fragrance Inc. (a)	7,440	745,190
Under Armour Inc. Class A (a)	12,270	732,642
Urban Outfitters Inc. (a)	19,090	767,800

		42,047,760

Consumer Staples (4.75%)
Cal-Maine Foods Inc.	24,400	1,134,844
Church & Dwight Co. Inc.	15,090	931,204
ConAgra Foods Inc.	15,510	541,764
Coty Inc. Class A (a)	27,670	475,371
Fresh Del Monte Produce Inc.	43,400	1,209,992
Hain Celestial Group Inc., The (a)	10,210	663,344
Lancaster Colony Corp.	6,900	538,131
Nash Finch Co.	32,300	710,923
Pantry Inc., The (a)	83,600	1,018,248
Pilgrim’s Pride Corp. (a)	34,070	509,006
Safeway Inc.	39,820	942,141
Susser Holdings Corp. (a)	26,900	1,287,972

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Weis Markets Inc.	20,600	$928,442

		10,891,382

Energy (7.68%)
Bristow Group Inc.	18,900	1,234,548
Cameron International Corp. (a)	13,010	795,692
Cloud Peak Energy Inc. (a)	51,300	845,424
Continental Resources Inc. (a)	27,550	2,370,953
Exterran Holdings Inc. (a)	45,700	1,285,084
FMC Technologies Inc. (a)	9,570	532,858
Green Plains Renewable Energy Inc. (a)	64,900	864,468
Helix Energy Solutions Group Inc. (a)	57,400	1,322,496
Noble Energy Inc.	9,310	558,972
Oasis Petroleum Inc. (a)	19,840	771,181
Oceaneering International Inc.	10,560	762,432
Pioneer Energy Services Corp. (a)	83,100	550,122
Renewable Energy Group Inc. (a)	124,800	1,775,904
Rosetta Resources Inc. (a)	26,080	1,108,922
SM Energy Co.	10,830	649,583
Stone Energy Corp. (a)	17,608	387,904
Swift Energy Co. (a)	13,300	159,467
Western Refining Inc.	47,600	1,336,132
Westmoreland Coal Co. (a)	27,700	311,071

		17,623,213

Financials (25.11%)
Affiliated Managers Group Inc. (a)	6,530	1,070,528
Agree Realty Corp.	20,400	602,208
Argo Group International Holdings Ltd.	22,880	969,883
Armour Residential REIT Inc.	119,300	561,903
BioMed Realty Trust Inc.	44,000	890,120
Brookline Bancorp Inc.	110,000	954,800
Brown & Brown Inc.	28,580	921,419
Calamos Asset Management Inc. Class A	27,900	292,950
CBRE Group Inc. (a)	24,290	567,414
CIT Group Inc. (a)	11,740	547,436
Community Bank System Inc.	36,600	1,129,110
DCT Industrial Trust Inc.	152,800	1,092,520
Dime Community Bancshares	62,600	959,032
Discover Financial Services	24,290	1,157,176
Education Realty Trust Inc.	80,300	821,469
First American Financial Corp.	49,100	1,082,164
First Industrial Realty Trust Inc.	70,800	1,074,036
First Republic Bank	17,520	674,170
Franklin Financial Corp.	17,300	311,573
Geo Group Inc., The	32,000	1,086,400
Gramercy Property Trust Inc. (a)	196,900	886,050
Hartford Financial Services Group Inc., The	37,540	1,160,737
HCI Group Inc.	37,800	1,161,216
Heritage Financial Corp.	18,600	272,490
Interactive Brokers Group Inc. Class A	43,300	691,501

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
IntercontinentalExchange Inc. (a)	4,600	$817,696
Invesco Ltd.	47,410	1,507,638
iStar Financial Inc. (a)	104,300	1,177,547
Jones Lang LaSalle Inc.	20,310	1,851,053
LaSalle Hotel Properties	16,870	416,689
Merchants Bancshares Inc.	9,200	272,044
Mid-America Apartment Communities Inc.	20,850	1,413,004
National Retail Properties Inc.	34,100	1,173,040
Northwest Bancshares Inc.	101,200	1,367,212
Ocwen Financial Corp. (a)	37,600	1,549,872
Omega Healthcare Investors Inc.	38,270	1,187,135
OmniAmerican Bancorp Inc. (a)	13,200	290,796
One Liberty Properties Inc.	49,249	1,081,508
Oritani Financial Corp.	41,400	649,152
Piper Jaffray Companies Inc. (a)	26,500	837,665
Platinum Underwriters Holdings Ltd.	23,900	1,367,558
Primerica Inc.	39,300	1,471,392
ProAssurance Corp.	22,600	1,178,816
Raymond James Financial Inc.	23,890	1,026,792
Renasant Corp.	26,100	635,274
Retail Opportunity Investments Corp.	76,300	1,060,570
RLI Corp.	12,600	962,766
Rockville Financial Inc.	38,800	507,504
Sabra Health Care REIT Inc.	22,200	579,642
Selective Insurance Group Inc.	52,900	1,217,758
Signature Bank (a)	11,050	917,371
Stewart Information Services Corp.	22,400	586,656
Susquehanna Bancshares Inc.	94,300	1,211,755
Symetra Financial Corp.	78,600	1,256,814
Taylor Capital Group Inc. (a)	51,800	874,902
Trustmark Corp.	46,400	1,140,512
United Fire Group Inc.	23,400	581,022
Universal Insurance Holdings Inc.	77,400	547,992
Weingarten Realty Investors	31,458	967,963
Weyerhaeuser Co.	39,710	1,131,338
Wintrust Financial Corp.	33,500	1,282,380
Zions Bancorporation	18,950	547,276

		57,584,409

Health Care (8.45%)
Actavis Inc. (a)	8,070	1,018,595
Albany Molecular Research Inc. (a)	118,000	1,400,660
AMN Healthcare Services Inc. (a)	90,800	1,300,256
ARIAD Pharmaceuticals Inc. (a)	42,840	749,272
BioMarin Pharmaceutical Inc. (a)	12,700	708,533
Catamaran Corp. (a)	21,900	1,066,968
Cooper Companies Inc., The	6,170	734,538
DaVita HealthCare Partners Inc. (a)	9,760	1,179,008
Illumina Inc. (a)	20,450	1,530,478
Kindred Healthcare Inc. (a)	108,500	1,424,605
Medivation Inc. (a)	20,190	993,348
Onyx Pharmaceuticals Inc. (a)	8,930	775,303
PDL BioPharma Inc.	131,300	1,013,636
Perrigo Co.	14,230	1,721,830
Salix Pharmaceuticals Ltd. (a)	11,840	783,216

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Shire PLC ADR	6,400	$608,704
Sirona Dental Systems Inc. (a)	3,280	216,086
Triple-S Management Corp. Class B (a)	22,600	485,222
Zoetis Inc.	54,330	1,678,254

		19,388,512

Industrials (15.53%)
A.O. Smith Corp.	10,360	375,861
Air Lease Corp.	32,460	895,571
Alaska Air Group Inc. (a)	10,430	542,360
AMERCO	9,800	1,586,620
American Woodmark Corp. (a)	35,100	1,217,970
AMETEK Inc.	13,315	563,224
B/E Aerospace Inc. (a)	29,120	1,836,890
CBIZ Inc. (a)	63,900	428,769
Cenveo Inc. (a)	177,200	377,436
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	20,720	1,236,155
Consolidated Graphics Inc. (a)	30,300	1,424,403
Delta Air Lines Inc. (a)	36,060	674,683
Fortune Brands Home & Security Inc.	48,710	1,887,025
Genesee & Wyoming Inc. Class A (a)	12,360	1,048,622
H&E Equipment Services Inc.	56,800	1,196,776
Hawaiian Holdings Inc. (a)	162,200	991,042
Heartland Express Inc.	66,100	916,807
Hertz Global Holdings Inc. (a)	68,830	1,706,984
Kansas City Southern	5,960	631,522
Pacer International Inc. (a)	70,400	444,224
Precision Castparts Corp.	5,295	1,196,723
Quanta Services Inc. (a)	59,540	1,575,428
Republic Airways Holdings Inc. (a)	140,200	1,588,466
Saia Inc. (a)	70,500	2,112,885
Standex International Corp.	12,300	648,825
Stericycle Inc. (a)	6,470	714,482
Terex Corp. (a)	2,440	64,172
Towers Watson & Co. Class A	8,820	722,711
Triumph Group Inc.	21,420	1,695,393
United Rentals Inc. (a)	36,830	1,838,185
US Airways Group Inc. (a)	92,700	1,522,134
Verisk Analytics Inc. Class A (a)	8,470	505,659
W.W. Grainger Inc.	2,520	635,494
Wabtec Corp.	15,480	827,096

		35,630,597

Information Technology (12.20%)
Alliance Data Systems Corp. (a)	4,150	751,274
Amkor Technology Inc. (a)	186,900	786,849
Amphenol Corp. Class A	10,030	781,738
Autodesk Inc. (a)	12,620	428,323
Avago Technologies Ltd.	16,350	611,163
CACI International Inc. Class A (a)	15,000	952,350
Cadence Design Systems Inc. (a)	91,890	1,330,567
Citrix Systems Inc. (a)	19,340	1,166,782
CommVault Systems Inc. (a)	9,550	724,750
Concur Technologies Inc. (a)	1,360	110,677

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Equinix Inc. (a)	6,680	$1,233,930
Fortinet Inc. (a)	48,590	850,325
Gartner Inc. (a)	9,790	557,932
Insight Enterprises Inc. (a)	62,700	1,112,298
j2 Global Inc.	32,200	1,368,822
JDS Uniphase Corp. (a)	38,490	553,486
LinkedIn Corp. Class A (a)	7,000	1,248,100
Maxim Integrated Products Inc.	32,950	915,351
Microchip Technology Inc.	14,820	552,045
NCR Corp. (a)	29,510	973,535
NXP Semiconductors NV (a)	24,950	772,951
PC Connection Inc.	36,700	567,015
Plexus Corp. (a)	44,000	1,315,160
Red Hat Inc. (a)	7,030	336,175
Sanmina Corp. (a)	89,400	1,282,890
Silicon Graphics International Corp. (a)	72,500	970,050
SolarWinds Inc. (a)	14,370	557,700
Symmetricom Inc. (a)	70,200	315,198
Teradata Corp. (a)	14,030	704,727
Trimble Navigation Ltd. (a)	35,860	932,719
Unisys Corp. (a)	61,800	1,363,926
Vantiv Inc. Class A (a)	45,550	1,257,180
WEX Inc. (a)	7,860	602,862

		27,988,850

Materials (4.18%)
Eagle Materials Inc.	7,830	518,894
Ecolab Inc.	10,910	929,423
Landec Corp. (a)	65,000	858,650
Martin Marietta Materials Inc.	8,600	846,412
Neenah Paper Inc.	33,200	1,054,764
P. H. Glatfelter Co.	50,100	1,257,510
Packaging Corporation of America	14,380	704,045
Rock Tenn Co. Class A	6,090	608,269
Sensient Technologies Corp.	30,700	1,242,429
Tredegar Corp.	43,300	1,112,810
Valspar Corp., The	6,930	448,163

		9,581,369

Telecommunication Services (0.54%)
SBA Communications Corp. Class A (a)	4,490	332,799
Vonage Holdings Corp. (a)	316,800	896,544

		1,229,343

Utilities (1.55%)
American States Water Co.	22,800	1,223,676
Aqua America Inc.	37,650	1,178,068
Otter Tail Corp.	40,400	1,147,360

		3,549,104

Total Common Stocks
(cost $184,506,496)		225,514,539

	Shares	Value
Registered Investment Companies (0.65%)
Financials (0.65%)
Fidus Investment Corp.	24,000	$449,040
Fifth Street Finance Corp.	99,600	1,040,820

		1,489,860

Total Registered Investment Companies
(cost $1,436,924)		1,489,860

Short-term Investments (0.45%)
JPMorgan U.S. Government Money Market Fund	1,019,975	1,019,975

Total Short-term Investments
(cost $1,019,975)		1,019,975

TOTAL INVESTMENTS (99.42%)
(cost $186,963,395)		228,024,374
OTHER ASSETS, NET OF LIABILITIES (0.58%)		1,340,839

NET ASSETS (100.00%)		$229,365,213

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (96.12%)
Argentina (0.52%)
MercadoLibre Inc.	5,982	$644,620

Australia (0.67%)
BHP Billiton PLC	32,792	836,125

Austria (0.36%)
Erste Group Bank AG	16,957	451,967

Belgium (2.56%)
Anheuser-Busch InBev NV	35,526	3,198,516

Brazil (0.46%)
Itau Unibanco Holding SA ADR	44,878	579,824

Canada (4.94%)
Barrick Gold Corp.	16,344	257,255
Canadian Pacific Railway Ltd.	21,864	2,651,246
Dollarama Inc.	9,565	669,469
Imax Corp. (b)	23,263	578,318
Lululemon Athletica Inc. (b)	23,099	1,513,446
Potash Corporation of Saskatchewan Inc.	13,463	513,344

		6,183,078

China (0.89%)
China Mobile Ltd.	55,500	576,225
PetroChina Company Ltd. H	499,000	541,093

		1,117,318

Denmark (1.16%)
Novo Nordisk A/S Class B	9,343	1,452,485

France (8.80%)
Accor SA	16,642	584,978
Air Liquide SA	3,058	377,662
AXA SA	78,693	1,551,252
Compagnie de Saint-Gobain	13,236	536,329
DANONE SA	13,201	993,618
Essilor International SA	5,906	629,212
JC Decaux SA	16,908	460,235
Legrand SA	13,485	625,235
L’Oreal SA	6,635	1,090,690
Pernod Ricard SA	9,821	1,090,071
Sanofi	1,820	188,153
Schneider Electric SA	27,879	2,024,759
Unibail-Rodamco SE	3,697	861,050

		11,013,244

Germany (8.07%)
Adidas AG	12,623	1,364,531
Allianz SE Reg.	8,256	1,205,056
Bayerische Motoren Werke (BMW) AG	20,236	1,766,121
Continental AG	7,633	1,017,547
Daimler AG Registered Shares	14,964	903,360
Fresenius Medical Care AG & Co. KGaA	4,648	329,456

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Fresenius SE & Co. KGaA	3,175	$390,781
Linde AG	7,651	1,425,744
SAP AG	15,465	1,129,300
Wirecard AG	20,954	570,157

		10,102,053

Hong Kong (2.27%)
AIA Group Ltd.	423,800	1,785,469
Cheung Kong Holdings Ltd.	59,000	795,581
Hang Lung Properties Ltd.	76,000	263,251

		2,844,301

Ireland (3.11%)
Accenture PLC Class A	21,290	1,532,028
Ryanair Holdings PLC Sponsored ADR	26,369	1,358,795
Seagate Technology PLC	22,346	1,001,771

		3,892,594

Italy (0.71%)
Intesa Sanpaolo	557,470	892,253

Japan (11.39%)
Fanuc Corp.	23,100	3,343,192
Honda Motor Co. Ltd.	53,900	2,002,354
Japan Tobacco Inc.	42,136	1,487,296
Komatsu Ltd.	15,300	352,389
Marubeni Corp.	129,000	862,152
Mitsubishi Estate Company Ltd.	1,000	26,624
Mizuho Financial Group Inc.	659,600	1,369,787
Rakuten Inc.	79,500	940,086
Seven & I Holdings Co. Ltd.	33,000	1,208,570
SMC Corp.	4,600	922,188
Takeda Pharmaceutical Company Ltd.	3,100	139,791
Toyota Motor Corp.	26,500	1,598,422

		14,252,851

Malaysia (1.28%)
Genting Berhad	253,200	833,787
Sime Darby Berhad	252,100	762,275

		1,596,062

Netherlands (5.24%)
ASML Holding NV	25,916	2,045,827
Heineken NV	12,528	797,426
Royal Dutch Shell PLC Class A	28,267	903,238
Yandex NV Class A (b)	50,679	1,400,261
Ziggo NV	35,107	1,410,149

		6,556,901

Norway (0.63%)
Seadrill Ltd.	19,474	784,342

Singapore (1.91%)
DBS Group Holdings Ltd.	23,068	280,689

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Global Logistic Properties Ltd.	584,000	$1,263,232
United Overseas Bank Ltd.	53,841	840,787

		2,384,708

South Africa (1.17%)
Naspers Ltd. N Shares	19,854	1,465,457

Spain (1.41%)
Banco Bilbao Vizcaya Argentaria SA	141,784	1,191,533
Banco Santander SA	90,054	576,277

		1,767,810

Sweden (2.44%)
Atlas Copco AB Class A	46,800	1,127,965
Investor AB B Shares	22,800	611,971
Sandvik AB	51,888	619,715
Volvo AB B Shares	51,785	691,042

		3,050,693

Switzerland (15.13%)
ABB Ltd. Reg. (b)	37,931	821,658
Compagnie Financiere Richemont SA Class A	14,654	1,292,310
Holcim Ltd. Reg. (b)	11,954	832,074
Nestle SA Reg.	50,544	3,316,716
Novartis AG	16,622	1,177,345
Roche Holding AG	18,101	4,492,616
Swatch Group AG, The	2,286	1,248,703
Syngenta AG Reg.	5,620	2,191,569
UBS AG Reg. (b)	209,870	3,562,297

		18,935,288

Taiwan (1.96%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	134,027	2,455,375

United Kingdom (15.01%)
Anglo American PLC	22,934	441,952
Barclays PLC	293,964	1,251,916
BG Group PLC	57,759	981,559
British American Tobacco PLC	29,450	1,510,476
CRH PLC	27,482	557,642
Diageo PLC	113,141	3,244,464
GlaxoSmithKline PLC	41,188	1,029,544
Glencore Xstrata PLC	113,684	470,592
InterContinental Hotels Group PLC	69,758	1,917,104
Lloyds Banking Group PLC (b)	1,296,484	1,245,028
Pearson PLC	29,915	532,017
Reckitt Benckiser Group PLC	5,207	368,325
Rolls-Royce Holdings PLC (b)	174,500	3,004,608
Rolls-Royce Holdings PLC Class C Entitlement Shares (b) (c)	7,816,039	11,888
Telecity Group PLC	143,732	2,214,919

		18,782,034

	Shares	Value
Common Stocks (Cont.)
United States (4.03%)
Freeport-McMoRan Copper & Gold Inc.	30,511	$842,409
Liberty Global PLC Series C (b)	37,935	2,575,407
MasterCard Inc. Class A	2,824	1,622,388

		5,040,204

Total Common Stocks
(cost $99,409,983)		120,280,103

Preferred Stocks (a) (0.71%)
Brazil (0.71%)
Banco Bradesco SA Pfd.	60,189	776,858
Petroleo Brasileiro SA Pfd.	15,400	111,669

		888,527

Total Preferred Stocks
(cost $1,178,220)		888,527

Short-term Investments (2.92%)
State Street Institutional U.S. Government Money Market Fund	3,653,363	3,653,363

Total Short-term Investments
(cost $3,653,363)		3,653,363

TOTAL INVESTMENTS (99.75%)
(cost $104,241,566)		124,821,993
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.25%)		313,214

NET ASSETS (100.00%)		$125,135,207

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$32,582,483	26.10
United States Dollar	20,528,604	16.45
British Pound	19,618,159	15.72
Swiss Franc	18,935,288	15.17
Japanese Yen	14,252,851	11.42
Hong Kong Dollar	3,961,619	3.17
Canadian Dollar	3,320,715	2.66
Swedish Krona	3,050,693	2.44
Singapore Dollar	2,384,708	1.91
Malaysian Ringgit	1,596,062	1.28
South African Rand	1,465,457	1.18
Danish Krone	1,452,485	1.16
Brazilian Real	888,527	0.71
Norwegian Krone	784,342	0.63

Total Investments	$124,821,993	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$23,263,652	18.59
Financials	21,382,702	17.09
Industrials	19,715,436	15.76
Consumer Staples	18,306,168	14.63
Information Technology	14,616,646	11.68
Health Care	9,829,383	7.85
Materials	8,746,368	6.99
Energy	3,321,901	2.65
Telecommunication Services	1,986,374	1.59

Total Stocks	121,168,630	96.83
Short-term Investments	3,653,363	2.92
Cash and Other Assets, Net of Liabilities	313,214	0.25

Net Assets	$125,135,207	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	State Street Bank and Trust Company	07/01/2013	13,226	$(20,274)	$—	$(158)
British Pound	State Street Bank and Trust Company	07/03/2013	14,200	(21,570)	28	—
British Pound	State Street Bank and Trust Company	07/02/2013	21,733	(33,171)	—	(116)
Euro	JPMorgan Chase Bank N.A	07/02/2013	11,685	(15,189)	21	—
Euro	JPMorgan Chase Bank N.A	07/03/2013	37,947	(49,326)	69	—
Euro	JPMorgan Chase Bank N.A	07/02/2013	45,048	(58,555)	81	—
Japanese Yen	State Street Bank and Trust Company	07/02/2013	2,398,168	(24,387)	—	(208)
Swiss Franc	JPMorgan Chase Bank N.A	07/03/2013	44,635	(47,178)	77	—
Euro	UBS AG	07/01/2013	(461,861)	600,558	—	(623)
Japanese Yen	State Street Bank and Trust Company	07/01/2013	(502,766)	5,057	—	(12)
Japanese Yen	State Street Bank and Trust Company	07/01/2013	(1,126,128)	11,371	17	—

Total					$293	$(1,117)

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (95.75%)
Consumer Discretionary (11.68%)
Abercrombie & Fitch Co. Class A	3,831	$173,353
Amazon.com Inc. (a) (b)	17,900	4,970,651
AutoNation Inc. (b)	1,853	80,402
AutoZone Inc. (b)	1,785	756,287
Bed Bath & Beyond Inc. (b)	10,745	761,820
Best Buy Company Inc.	13,180	360,209
BorgWarner Inc. (b)	5,709	491,830
Cablevision Systems Corp. Class A	10,575	177,872
CarMax Inc. (b)	11,040	509,606
Carnival Corp.	21,772	746,562
CBS Corp. Class B	28,049	1,370,755
Chipotle Mexican Grill Inc. (b)	1,520	553,812
Coach Inc.	13,835	789,840
Comcast Corp. Class A	129,449	5,421,324
Darden Restaurants Inc.	6,375	321,810
Delphi Automotive PLC	14,293	724,512
DIRECTV (b)	27,455	1,691,777
Discovery Communications Inc. Class A (b)	12,017	927,833
Dollar General Corp. (b)	14,825	747,625
Dollar Tree Inc. (b)	11,004	559,443
DR Horton Inc.	13,817	294,026
Expedia Inc.	4,573	275,066
Family Dollar Stores Inc.	4,660	290,365
Ford Motor Co.	193,220	2,989,113
Fossil Group Inc. (b)	2,578	266,333
GameStop Corp. Class A	5,790	243,354
Gannett Co. Inc.	11,170	273,218
GAP Inc., The	14,254	594,819
Garmin Ltd.	5,352	193,528
General Motors Co. (b)	37,837	1,260,350
Genuine Parts Co.	7,633	595,908
Goodyear Tire & Rubber Co., The (b)	11,981	183,189
H&R Block Inc.	13,441	372,988
Harley-Davidson Inc.	11,011	603,626
Harman International Industries Inc.	3,319	179,890
Hasbro Inc.	5,632	252,483
Home Depot Inc., The	71,800	5,562,346
International Game Technology	12,813	214,105
Interpublic Group of Companies Inc., The	21,056	306,365
J.C. Penney Company Inc. (b)	7,125	121,695
Johnson Controls Inc.	33,675	1,205,228
Kohl’s Corp.	10,017	505,959
L Brands Inc.	11,805	581,396
Leggett & Platt Inc.	7,034	218,687
Lennar Corp.	8,127	292,897
Lowe’s Companies Inc.	52,712	2,155,921
Macy’s Inc.	18,859	905,232
Marriott International Inc. Class A	11,777	475,437
Mattel Inc.	16,988	769,726
McDonald’s Corp.	49,275	4,878,225
Netflix Inc. (b)	2,764	583,453
Newell Rubbermaid Inc.	14,209	372,986
News Corp. Class A (b)	97,837	3,189,486
NIKE Inc. Class B	35,564	2,264,716
Nordstrom Inc.	7,330	439,360

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	12,711	$799,141
O’Reilly Automotive Inc. (b)	5,427	611,189
PetSmart Inc.	5,080	340,309
Priceline.com Inc. (b)	2,536	2,097,602
PulteGroup Inc. (b)	16,809	318,867
PVH Corp.	3,983	498,074
Ralph Lauren Corp.	2,991	519,656
Ross Stores Inc.	10,778	698,522
Scripps Networks Interactive Class A	4,162	277,855
Staples Inc.	32,505	515,529
Starbucks Corp.	36,802	2,410,163
Starwood Hotels & Resorts Worldwide Inc.	9,563	604,286
Target Corp.	31,541	2,171,913
Tiffany & Co.	5,894	429,319
Time Warner Cable Inc.	14,302	1,608,689
Time Warner Inc.	45,859	2,651,567
TJX Companies Inc.	35,379	1,771,073
TripAdvisor Inc. (b)	5,448	331,620
Urban Outfitters Inc. (b)	5,396	217,027
VF Corp.	4,307	831,509
Viacom Inc. Class B	21,929	1,492,268
Walt Disney Co., The	88,507	5,589,217
Washington Post Co., The	224	108,364
Whirlpool Corp.	3,891	444,975
Wyndham Worldwide Corp.	6,641	380,064
Wynn Resorts Ltd.	3,928	502,784
Yum! Brands Inc.	22,140	1,535,188

		85,805,569

Consumer Staples (10.04%)
Altria Group Inc.	98,726	3,454,422
Archer-Daniels-Midland Co.	32,462	1,100,786
Avon Products Inc.	21,244	446,761
Beam Inc.	7,928	500,336
Brown-Forman Corp. Class B	7,467	504,396
Campbell Soup Co.	8,723	390,703
Clorox Co., The	6,486	539,246
Coca-Cola Co., The	188,256	7,550,948
Coca-Cola Enterprises Inc.	12,664	445,266
Colgate-Palmolive Co.	43,136	2,471,261
ConAgra Foods Inc.	20,486	715,576
Constellation Brands Inc. (b)	7,593	395,747
Costco Wholesale Corp.	21,463	2,373,164
CVS Caremark Corp.	60,182	3,441,207
Dr. Pepper Snapple Group Inc.	10,020	460,219
Estee Lauder Companies Inc. Class A, The	11,820	777,401
General Mills Inc.	31,689	1,537,867
Hershey Co., The	7,377	658,619
Hormel Foods Corp.	6,607	254,898
J.M. Smucker Co., The	5,258	542,363
Kellogg Co.	12,473	801,141
Kimberly-Clark Corp.	18,905	1,836,432
Kraft Foods Group Inc.	29,218	1,632,410
Kroger Co., The	25,611	884,604

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	18,528	$809,303
McCormick & Company Inc.	6,465	454,877
Mead Johnson Nutrition Co. Class A	9,972	790,082
Molson Coors Brewing Co. Class B	7,719	369,431
Mondelez International Inc. Class A	87,706	2,502,252
Monster Beverage Corp. (b)	7,096	431,224
PepsiCo Inc.	76,007	6,216,613
Philip Morris International Inc.	80,387	6,963,122
Procter & Gamble Co., The	134,709	10,371,246
Reynolds American Inc.	15,650	756,990
Safeway Inc.	11,879	281,058
Sysco Corp.	29,170	996,447
Tyson Foods Inc.	14,029	360,265
Walgreen Co.	42,378	1,873,108
Wal-Mart Stores Inc.	80,526	5,998,382
Whole Foods Market Inc.	16,954	872,792

		73,762,965

Energy (10.09%)
Anadarko Petroleum Corp.	24,648	2,118,003
Apache Corp.	19,260	1,614,566
Baker Hughes Inc.	21,756	1,003,605
Cabot Oil & Gas Corp.	10,393	738,111
Cameron International Corp. (b)	12,222	747,498
Chesapeake Energy Corp.	25,528	520,261
Chevron Corp.	95,303	11,278,157
ConocoPhillips	60,094	3,635,687
CONSOL Energy Inc.	11,206	303,683
Denbury Resources Inc. (b)	18,397	318,636
Devon Energy Corp.	18,593	964,605
Diamond Offshore Drilling Inc.	3,387	232,992
Ensco PLC Class A	11,427	664,137
EOG Resources Inc.	13,373	1,760,957
EQT Corp.	7,408	587,973
Exxon Mobil Corp.	218,541	19,745,179
FMC Technologies Inc. (b)	11,628	647,447
Halliburton Co.	45,810	1,911,193
Helmerich & Payne Inc.	5,245	327,550
Hess Corp.	14,680	976,073
Kinder Morgan Inc.	31,021	1,183,451
Marathon Oil Corp.	34,839	1,204,733
Marathon Petroleum Corp.	15,965	1,134,473
Murphy Oil Corp.	8,907	542,347
Nabors Industries Ltd.	14,481	221,704
National-Oilwell Varco Inc.	21,001	1,446,969
Newfield Exploration Co. (b)	6,563	156,790
Noble Corp.	12,461	468,284
Noble Energy Inc.	17,681	1,061,567
Occidental Petroleum Corp.	39,598	3,533,330
Peabody Energy Corp.	13,388	196,000
Phillips 66	30,417	1,791,865
Pioneer Natural Resources Co.	6,713	971,707
QEP Resources Inc.	8,850	245,853
Range Resources Corp.	8,001	618,637
Rowan Companies PLC Class A (b)	6,047	206,021
Schlumberger Ltd.	65,343	4,682,479
Southwestern Energy Co. (b)	17,328	632,992

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	32,891	$1,133,424
Tesoro Corp.	6,640	347,405
Valero Energy Corp.	26,808	932,114
Williams Companies Inc., The	33,555	1,089,531
WPX Energy Inc. (b)	9,776	185,157

		74,083,146

Financials (15.96%)
ACE Ltd.	16,720	1,496,106
Aflac Inc.	22,903	1,331,122
Allstate Corp., The	23,036	1,108,492
American Express Co.	46,980	3,512,225
American International Group Inc. (b)	72,563	3,243,566
American Tower Corp.	19,443	1,422,644
Ameriprise Financial Inc.	9,907	801,278
Aon PLC	15,195	977,798
Apartment Investment and Management Co.	7,168	215,327
Assurant Inc.	3,786	192,745
AvalonBay Communities Inc.	5,978	806,492
Bank of America Corp.	529,865	6,814,064
Bank of New York Mellon Corp.	57,085	1,601,234
BB&T Corp.	34,488	1,168,453
Berkshire Hathaway Inc. Class B (b)	89,663	10,035,083
BlackRock Inc.	6,136	1,576,032
Boston Properties Inc.	7,474	788,283
Capital One Financial Corp.	28,712	1,803,401
CBRE Group Inc. (b)	14,935	348,882
Charles Schwab Corp., The	54,104	1,148,628
Chubb Corp., The	12,740	1,078,441
Cincinnati Financial Corp.	7,250	332,775
Citigroup Inc.	149,558	7,174,297
CME Group Inc.	15,121	1,148,894
Comerica Inc.	9,204	366,595
Discover Financial Services	24,107	1,148,457
E*TRADE Financial Corp. (b)	14,099	178,493
Equity Residential	15,711	912,181
Fifth Third Bancorp	43,012	776,367
Franklin Resources Inc.	6,807	925,888
Genworth Financial Inc. Class A (b)	24,378	278,153
Goldman Sachs Group Inc., The	21,184	3,204,080
Hartford Financial Services Group Inc., The	22,407	692,824
HCP Inc.	22,338	1,015,039
Healthcare Realty Trust Inc.	13,980	937,079
Host Hotels & Resorts Inc.	36,604	617,509
Hudson City Bancorp Inc.	23,412	214,454
Huntington Bancshares Inc.	41,040	323,395
IntercontinentalExchange Inc. (b)	3,577	635,848
Invesco Ltd.	21,855	694,989
JPMorgan Chase & Co.	185,774	9,807,009
KeyCorp	45,165	498,622
Kimco Realty Corp.	20,202	432,929
Legg Mason Inc.	5,483	170,028
Leucadia National Corp.	14,515	380,583
Lincoln National Corp.	13,198	481,331
Loews Corp.	15,068	669,019

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
M&T Bank Corp.	6,039	$674,858
Macerich Co., The	6,730	410,328
Marsh & McLennan Companies Inc.	27,055	1,080,036
McGraw Hill Financial Inc.	13,474	716,682
MetLife Inc.	53,820	2,462,803
Moody’s Corp.	9,544	581,516
Morgan Stanley	67,474	1,648,390
NASDAQ OMX Group Inc., The	5,743	188,313
Northern Trust Corp.	10,736	621,614
NYSE Euronext	11,934	494,068
People’s United Financial Inc.	16,571	246,908
Plum Creek Timber Co. Inc.	7,959	371,447
PNC Financial Services Group Inc.	26,021	1,897,451
Principal Financial Group Inc.	13,615	509,882
Progressive Corp., The	27,158	690,356
ProLogis Inc.	24,488	923,687
Prudential Financial Inc.	22,904	1,672,679
Public Storage	7,110	1,090,176
Regions Financial Corp.	69,516	662,487
Simon Property Group Inc.	15,279	2,412,860
SLM Corp.	21,838	499,217
State Street Corp.	22,427	1,462,465
SunTrust Banks Inc.	26,479	835,942
T. Rowe Price Group Inc.	12,758	933,248
Torchmark Corp.	4,511	293,847
Travelers Companies Inc., The	18,490	1,477,721
U.S. Bancorp	90,913	3,286,505
Unum Group	13,078	384,101
Ventas Inc.	14,409	1,000,849
Vornado Realty Trust	8,361	692,709
Wells Fargo & Co.	242,096	9,991,302
Weyerhaeuser Co.	28,351	807,720
XL Group PLC	14,243	431,848
Zions Bancorporation	8,968	258,996

		117,200,145

Health Care (12.18%)
Abbott Laboratories	76,622	2,672,575
AbbVie Inc.	77,841	3,217,947
Actavis Inc. (b)	6,279	792,535
Aetna Inc.	18,579	1,180,510
Agilent Technologies Inc.	16,900	722,644
Alexion Pharmaceuticals Inc. (b)	9,565	882,276
Allergan Inc.	14,569	1,227,293
AmerisourceBergen Corp.	11,318	631,884
Amgen Inc.	36,861	3,636,706
Baxter International Inc.	26,639	1,845,284
Becton, Dickinson and Co.	9,527	941,553
Biogen Idec Inc. (b)	11,668	2,510,954
Boston Scientific Corp. (b)	66,238	614,026
Bristol-Myers Squibb Co.	80,732	3,607,913
Cardinal Health Inc.	16,803	793,102
CareFusion Corp. (b)	10,807	398,238
Celgene Corp. (b)	20,502	2,396,889
Cerner Corp. (b)	7,172	689,157
Cigna Corp.	14,041	1,017,832
Covidien PLC	23,123	1,453,049

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
CR Bard Inc.	3,680	$399,942
DaVita HealthCare Partners Inc. (b)	4,172	503,978
DENTSPLY International Inc.	7,036	288,195
Edwards Lifesciences Corp. (b)	5,554	373,229
Eli Lilly & Co.	48,728	2,393,519
Express Scripts Holding Co. (b)	40,120	2,475,003
Forest Laboratories Inc. (b)	11,542	473,222
Gilead Sciences Inc. (b)	74,971	3,839,265
Hospira Inc. (b)	8,189	313,721
Humana Inc.	7,754	654,282
Intuitive Surgical Inc. (b)	1,976	1,001,002
Johnson & Johnson	138,057	11,853,574
Laboratory Corp. of America Holdings (b)	4,545	454,954
Life Technologies Corp. (b)	8,495	628,715
McKesson Corp.	11,139	1,275,416
Medtronic Inc.	49,708	2,558,471
Merck & Co. Inc.	148,414	6,893,830
Mylan Inc. (b)	18,734	581,316
Patterson Companies Inc.	4,170	156,792
PerkinElmer Inc.	5,441	176,832
Perrigo Co.	4,348	526,108
Pfizer Inc.	327,808	9,181,902
Quest Diagnostics Inc.	7,757	470,307
Regeneron Pharmaceuticals Inc. (b)	3,763	846,223
St. Jude Medical Inc.	13,938	635,991
Stryker Corp.	14,110	912,635
Tenet Healthcare Corp. (b)	5,072	233,819
Thermo Fisher Scientific Inc.	17,641	1,492,958
UnitedHealth Group Inc.	50,135	3,282,840
Varian Medical Systems Inc. (b)	5,341	360,250
Waters Corp. (b)	4,213	421,511
WellPoint Inc.	14,764	1,208,286
Zimmer Holdings Inc.	8,261	619,079
Zoetis Inc.	24,680	762,365

		89,481,899

Industrials (9.73%)
3M Co.	31,209	3,412,704
ADT Corp., The	10,756	428,627
Avery Dennison Corp.	4,867	208,113
Boeing Co., The	33,560	3,437,886
Caterpillar Inc.	32,316	2,665,747
CH Robinson Worldwide Inc.	7,867	442,991
Cintas Corp.	5,084	231,525
CSX Corp.	50,314	1,166,782
Cummins Inc.	8,676	940,999
Danaher Corp.	28,599	1,810,317
Deere & Co.	19,074	1,549,762
Dover Corp.	8,411	653,198
Dun & Bradstreet Corp.	1,965	191,489
Eaton Corp. PLC	23,253	1,530,280
Emerson Electric Co.	35,289	1,924,662
Equifax Inc.	5,921	348,925
Expeditors International of Washington Inc.	10,195	387,512
Fastenal Co.	13,261	608,017

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
FedEx Corp.	14,484	$1,427,833
Flowserve Corp.	7,017	378,988
Fluor Corp.	7,993	474,065
General Dynamics Corp.	16,347	1,280,461
General Electric Co.	508,222	11,785,668
Honeywell International Inc.	38,671	3,068,157
Illinois Tool Works Inc.	20,389	1,410,307
Ingersoll-Rand PLC	13,662	758,514
Iron Mountain Inc.	8,303	220,943
Jacobs Engineering Group Inc. (b)	6,405	353,108
Joy Global Inc.	5,258	255,171
Kansas City Southern	5,398	571,972
L-3 Communications Holdings Inc.	4,428	379,657
Lockheed Martin Corp.	13,072	1,417,789
Masco Corp.	17,641	343,823
Norfolk Southern Corp.	15,499	1,126,002
Northrop Grumman Corp.	11,560	957,168
PACCAR Inc.	17,429	935,240
Pall Corp.	5,470	363,372
Parker Hannifin Corp.	7,336	699,854
Pentair Ltd. Reg.	10,044	579,438
Pitney Bowes Inc.	9,844	144,510
Precision Castparts Corp.	7,200	1,627,272
Quanta Services Inc. (b)	10,388	274,866
Raytheon Co.	15,980	1,056,598
Republic Services Inc.	14,592	495,252
Robert Half International Inc.	6,855	227,792
Rockwell Automation Inc.	6,857	570,091
Rockwell Collins Inc.	6,644	421,296
Roper Industries Inc.	4,885	606,815
Ryder System Inc.	2,522	153,312
Snap-on Inc.	2,837	253,571
Southwest Airlines Co.	35,354	455,713
Stanley Black & Decker Inc.	7,958	615,153
Stericycle Inc. (b)	4,241	468,334
Textron Inc.	13,657	355,765
Tyco International Ltd.	22,746	749,481
Union Pacific Corp.	22,943	3,539,646
United Parcel Service Inc. Class B	34,923	3,020,141
United Technologies Corp.	41,569	3,863,423
W.W. Grainger Inc.	2,940	741,409
Waste Management Inc.	21,577	870,200
Xylem Inc.	9,054	243,915

		71,481,621

Information Technology (17.04%)
Accenture PLC Class A	31,951	2,299,194
Adobe Systems Inc. (b)	24,670	1,123,965
Advanced Micro Devices Inc. (b)	29,726	121,282
Akamai Technologies Inc. (b)	8,773	373,291
Altera Corp.	15,798	521,176
Amphenol Corp. Class A	7,826	609,958
Analog Devices Inc.	15,147	682,524
Apple Inc.	46,135	18,273,151
Applied Materials Inc.	58,955	879,019
Autodesk Inc. (b)	10,994	373,136
Automatic Data Processing Inc.	23,865	1,643,344

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
BMC Software Inc. (b)	6,482	$292,597
Broadcom Corp. Class A	25,820	871,683
CA Inc.	16,251	465,266
Cisco Systems Inc.	262,675	6,385,629
Citrix Systems Inc. (b)	9,197	554,855
Cognizant Technology Solutions Corp. Class A (b)	14,789	925,939
Computer Sciences Corp.	7,386	323,285
Corning Inc.	72,501	1,031,689
Dell Inc.	72,136	963,016
eBay Inc. (b)	57,408	2,969,142
Electronic Arts Inc. (b)	14,787	339,657
EMC Corp.	103,354	2,441,225
F5 Networks Inc. (b)	3,900	268,320
Fidelity National Information Services Inc.	14,360	615,182
First Solar Inc. (b)	3,266	146,088
Fiserv Inc. (b)	6,524	570,263
FLIR Systems Inc.	6,899	186,066
Google Inc. Class A (b)	13,209	11,628,807
Harris Corp.	5,388	265,359
Hewlett-Packard Co.	94,793	2,350,866
Intel Corp.	244,325	5,917,552
International Business Machines Corp.	51,228	9,790,183
Intuit Inc.	13,751	839,224
Jabil Circuit Inc.	9,170	186,885
JDS Uniphase Corp. (b)	11,726	168,620
Juniper Networks Inc. (b)	24,889	480,607
KLA-Tencor Corp.	8,123	452,695
Lam Research Corp. (b)	7,997	354,587
Linear Technology Corp.	11,419	420,676
LSI Corp. (b)	26,798	191,338
MasterCard Inc. Class A	5,139	2,952,356
Microchip Technology Inc.	9,690	360,952
Micron Technology Inc. (b)	50,630	725,528
Microsoft Corp.	369,415	12,755,900
Molex Inc.	6,892	202,211
Motorola Solutions Inc.	13,354	770,926
NetApp Inc. (b)	17,653	666,930
NVIDIA Corp.	28,340	397,610
Oracle Corp.	180,596	5,547,909
Paychex Inc.	15,920	581,398
QUALCOMM Inc.	84,923	5,187,097
Red Hat Inc. (b)	9,321	445,730
SAIC Inc.	13,941	194,198
Salesforce.com Inc. (b)	26,676	1,018,490
SanDisk Corp. (b)	11,974	731,611
Seagate Technology PLC	15,705	704,055
Symantec Corp.	34,240	769,373
TE Connectivity Ltd.	20,421	929,972
Teradata Corp. (b)	8,033	403,498
Teradyne Inc. (b)	9,449	166,019
Texas Instruments Inc.	54,515	1,900,938
Total System Services Inc.	7,820	191,434
VeriSign Inc. (b)	7,412	331,020
Visa Inc. Class A	24,910	4,552,302

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Western Digital Corp.	10,458	$649,337
Western Union Co.	27,389	468,626
Xerox Corp.	60,189	545,914
Xilinx Inc.	12,969	513,702
Yahoo! Inc. (b)	46,831	1,175,926

		125,138,303

Materials (3.13%)
Air Products & Chemicals Inc.	10,249	938,501
Airgas Inc.	3,241	309,386
Alcoa Inc.	52,655	411,762
Allegheny Technologies Inc.	5,221	137,365
Ball Corp.	7,362	305,817
Bemis Company Inc.	5,026	196,718
CF Industries Holdings Inc.	2,915	499,922
Cliffs Natural Resources Inc.	7,404	120,315
Dow Chemical Co., The	59,452	1,912,571
E.I. du Pont de Nemours & Co.	45,243	2,375,258
Eastman Chemical Co.	7,622	533,616
Ecolab Inc.	13,094	1,115,478
FMC Corp.	6,668	407,146
Freeport-McMoRan Copper & Gold Inc.	51,050	1,409,490
International Flavors & Fragrances Inc.	3,976	298,836
International Paper Co.	21,864	968,794
LyondellBasell Industries NV Class A	18,692	1,238,532
MeadWestvaco Corp.	8,717	297,337
Monsanto Co.	26,216	2,590,141
Mosaic Co., The	13,590	731,278
Newmont Mining Corp.	24,373	729,971
Nucor Corp.	15,613	676,355
Owens-Illinois Inc. (b)	8,007	222,515
PPG Industries Inc.	7,014	1,026,920
Praxair Inc.	14,558	1,676,500
Sealed Air Corp.	9,668	231,549
Sherwin-Williams Co., The	4,208	743,133
Sigma-Aldrich Corp.	5,907	474,687
United States Steel Corp.	7,022	123,096
Vulcan Materials Co.	6,413	310,453

		23,013,442

Telecommunication Services (2.72%)
AT&T Inc.	264,431	9,360,857
CenturyLink Inc.	29,938	1,058,308
Crown Castle International Corp. (b)	14,388	1,041,547
Frontier Communications Corp.	48,636	196,976
Sprint Nextel Corp. (b)	148,336	1,041,319
Verizon Communications Inc.	140,624	7,079,012
Windstream Corp.	29,265	225,633

		20,003,652

Utilities (3.18%)
AES Corp., The	30,653	367,529
AGL Resources Inc.	5,853	250,860
Ameren Corp.	11,925	410,697

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American Electric Power Company Inc.	23,914	$1,070,869
CenterPoint Energy Inc.	21,090	495,404
CMS Energy Corp.	13,091	355,682
Consolidated Edison Inc.	14,386	838,848
Dominion Resources Inc.	28,393	1,613,290
DTE Energy Co.	8,550	572,936
Duke Energy Corp.	34,687	2,341,373
Edison International	16,006	770,849
Entergy Corp.	8,754	609,979
Exelon Corp.	42,065	1,298,967
FirstEnergy Corp.	20,544	767,113
Integrys Energy Group Inc.	3,889	227,623
NextEra Energy Inc.	20,871	1,700,569
NiSource Inc.	15,286	437,791
Northeast Utilities	15,444	648,957
NRG Energy Inc.	15,917	424,984
ONEOK Inc.	10,130	418,470
Pepco Holdings Inc.	12,218	246,315
PG&E Corp.	21,733	993,850
Pinnacle West Capital Corp.	5,435	301,479
PPL Corp.	29,114	880,990
Public Service Enterprise Group Inc.	24,855	811,764
SCANA Corp.	6,856	336,630
Sempra Energy	11,086	906,391
Southern Co.	42,780	1,887,881
TECO Energy Inc.	10,056	172,863
Wisconsin Energy Corp.	11,287	462,654
Xcel Energy Inc.	24,440	692,630

		23,316,237

Total Common Stocks
(cost $449,614,550)		703,286,979

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (4.12%)
State Street Institutional U.S. Government Money Market Fund	30,283,464	$30,283,464

Total Short-term Investments
(cost $ 30,283,464)		30,283,464

TOTAL INVESTMENTS (99.87%)
(cost $ 479,898,014)		733,570,443
OTHER ASSETS, NET OF LIABILITIES (0.13%)		981,969

NET ASSETS (100.00%)		$734,552,412

(a)	At June 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	385	September 2013	$31,181,110	$30,786,525	($394,585)

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.02%)
Consumer Discretionary (14.11%)
1-800-FLOWERS.COM Inc. (a)	5,915	$36,611
Aeropostale Inc. (a)	19,518	269,348
AFC Enterprises Inc. (a)	6,041	217,114
AH Belo Corp. Class A	4,700	32,242
American Apparel Inc. (a)	14,400	27,648
American Axle & Manufacturing Holdings Inc. (a)	16,530	307,954
American Greetings Corp. Class A	7,900	143,938
American Public Education Inc. (a)	4,355	161,832
America’s Car-Mart Inc. (a)	2,000	86,480
Ameristar Casinos Inc.	8,344	219,364
Ann Inc. (a)	11,732	389,504
Arbitron Inc.	6,718	312,051
Arctic Cat Inc.	3,269	147,040
Asbury Automotive Group Inc. (a)	7,752	310,855
Ascent Capital Group LLC Class A (a)	3,500	273,245
Barnes & Noble Inc. (a)	10,037	160,191
Bassett Furniture Industries Inc.	2,800	43,484
Beasley Broadcast Group Inc. Class A	1,200	10,056
Beazer Homes USA Inc. (a)	6,102	106,907
bebe stores inc.	9,200	51,612
Belo Corp. Class A	25,800	359,910
Big 5 Sporting Goods Corp.	4,219	92,607
Biglari Holdings Inc. (a)	301	123,530
BJ’s Restaurants Inc. (a)	6,249	231,838
Black Diamond Inc. (a)	5,339	50,187
Bloomin’ Brands Inc. (a)	13,741	341,876
Blue Nile Inc. (a)	3,056	115,456
Blyth Inc.	2,072	28,925
Bob Evans Farms Inc.	6,945	326,276
Body Central Corp. (a)	4,070	54,212
Bon-Ton Stores Inc., The	3,408	61,514
Boyd Gaming Corp. (a)	14,253	161,059
Bravo Brio Restaurant Group Inc. (a)	4,815	85,803
Bridgepoint Education Inc. (a)	4,447	54,164
Bright Horizons Family Solutions Inc. (a)	2,963	102,846
Brown Shoe Company Inc.	10,605	228,326
Brunswick Corp.	22,600	722,070
Buckle Inc., The	6,849	356,285
Buffalo Wild Wings Inc. (a)	4,696	460,959
Caesars Entertainment Corp. (a)	9,200	126,040
Callaway Golf Co.	17,714	116,558
Capella Education Co. (a)	2,729	113,663
Career Education Corp. (a)	13,100	37,990
Carmike Cinemas Inc. (a)	4,500	87,120
Carriage Services Inc.	4,000	67,800
Carrols Restaurant Group Inc. (a)	5,900	38,114
Cato Corp. Class A	6,944	173,322
Cavco Industries Inc. (a)	1,742	87,884
CEC Entertainment Inc.	4,406	180,822
Central European Media Enterprises Ltd. Class A (a)	19,051	63,059
Cheesecake Factory Inc., The	13,289	556,676
Children’s Place Retail Stores Inc., The (a)	5,756	315,429
Christopher & Banks Corp. (a)	9,000	60,660

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	3,445	$271,638
Chuy’s Holdings Inc. (a)	3,992	153,053
Citi Trends Inc. (a)	3,800	55,214
Coinstar Inc. (a)	6,999	410,631
Columbia Sportswear Co.	3,148	197,222
Conn’s Inc. (a)	5,592	289,442
Cooper Tire & Rubber Co.	15,850	525,744
Core-Mark Holding Co. Inc.	2,828	179,578
Corinthian Colleges Inc. (a)	19,116	42,820
Cracker Barrel Old Country Store Inc.	4,882	462,130
Crocs Inc. (a)	21,800	359,700
Crown Media Holdings Inc. (a)	7,162	17,690
CSS Industries Inc.	2,118	52,802
Culp Inc.	2,200	38,258
Cumulus Media Inc. Class A (a)	18,689	63,356
Daily Journal Corp. (a)	200	22,600
Dana Holding Corp.	36,484	702,682
Del Frisco’s Restaurant Group Inc. (a)	2,663	57,015
Denny’s Corp. (a)	23,453	131,806
Destination Maternity Corp.	3,400	83,640
Destination XL Group Inc. (a)	10,474	66,405
Dex Media Inc. (a)	4,300	75,551
Digital Generation Inc. (a)	5,597	41,250
DineEquity Inc.	4,075	280,645
Diversified Restaurant Holdings Inc. (a)	2,700	21,492
Dorman Products Inc.	6,200	282,906
Drew Industries Inc.	5,719	224,871
E.W. Scripps Co Class A (a)	7,590	118,252
Education Management Corp. (a)	5,200	29,224
Einstein Noah Restaurant Group Inc.	1,400	19,880
Entercom Communications Corp. Class A (a)	5,869	55,403
Entravision Communications Corp. Class A	13,745	84,532
Ethan Allen Interiors Inc.	6,122	176,314
EveryWare Global Inc. (a)	2,500	30,350
Express Inc. (a)	21,162	443,767
Federal-Mogul Corp. (a)	4,700	47,987
Federal-Mogul Corp. Rights (a) (b)	4,700	1,045
Fiesta Restaurant Group Inc. (a)	4,900	168,511
Fifth & Pacific Companies Inc. (a)	29,652	662,426
Finish Line Inc. Class A, The	12,206	266,823
Fisher Communications Inc.	2,196	90,212
Five Below Inc. (a)	8,190	301,064
Flexsteel Industries Inc.	1,100	26,818
Francesca’s Holdings Corp. (a)	10,960	304,578
Fred’s Inc. Class A	8,840	136,932
Fuel Systems Solutions Inc. (a)	3,754	67,159
Genesco Inc. (a)	5,932	397,385
Gentherm Inc. (a)	8,300	154,131
G-III Apparel Group Ltd. (a)	4,271	205,521
Global Sources Ltd. (a)	4,764	31,966
Gordmans Stores Inc. (a)	2,200	29,942
Grand Canyon Education Inc. (a)	11,333	365,263
Gray Television Inc. (a)	12,500	90,000
Group 1 Automotive Inc.	5,349	344,101

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Harte-Hanks Inc.	10,900	$93,740
Haverty Furniture Companies Inc.	5,035	115,855
Helen of Troy Ltd. (a)	7,979	306,154
Hemisphere Media Group Inc. (a)	2,100	28,770
hhgregg Inc. (a)	3,114	49,731
Hibbett Sports Inc. (a)	6,412	355,866
Hillenbrand Inc.	13,553	321,342
Hooker Furniture Corp.	2,700	43,902
Hovnanian Enterprises Inc. Class A (a)	28,124	157,776
HSN Inc.	8,400	451,248
Iconix Brand Group Inc. (a)	14,283	420,063
Ignite Restaurant Group Inc. (a)	1,700	32,079
International Speedway Corp. Class A	6,985	219,818
Interval Leisure Group Inc.	9,700	193,224
iRobot Corp. (a)	7,100	282,367
Isle of Capri Casinos Inc. (a)	5,109	38,318
ITT Educational Services Inc. (a)	5,800	141,520
Jack in the Box Inc. (a)	11,029	433,329
JAKKS Pacific Inc.	4,527	50,929
Jamba Inc. (a)	4,295	64,124
Johnson Outdoors Inc. Class A (a)	1,230	30,627
Jones Group Inc., The	19,857	273,034
Jos. A. Bank Clothiers Inc. (a)	7,055	291,513
Journal Communications Inc. Class A (a)	11,342	84,952
JTH Holding Inc. Class A (a)	1,200	19,500
K12 Inc. (a)	6,773	177,927
KB Home	20,715	406,635
Kirkland’s Inc. (a)	3,700	63,825
Krispy Kreme Doughnuts Inc. (a)	16,306	284,540
La-Z-Boy Inc.	13,122	265,983
Leapfrog Enterprises Inc. (a)	15,820	155,669
Libbey Inc. (a)	5,323	127,592
Life Time Fitness Inc. (a)	10,678	535,075
LifeLock Inc. (a)	15,100	176,821
Lifetime Brands Inc.	2,381	32,334
LIN TV Corp. Class A (a)	7,165	109,624
Lincoln Educational Services Corp.	5,600	29,512
Lithia Motors Inc. Class A	5,439	289,953
Live Nation Entertainment Inc. (a)	34,853	540,222
Loral Space & Communications Inc.	3,200	191,936
Luby’s Inc. (a)	4,712	39,816
Lumber Liquidators Holdings Inc. (a)	6,874	535,278
M.D.C. Holdings Inc.	9,647	313,624
M/I Homes Inc. (a)	6,065	139,252
Mac-Gray Corp.	2,800	39,760
Maidenform Brands Inc. (a)	5,800	100,514
Marcus Corp.	4,337	55,167
Marine Products Corp.	2,692	21,590
MarineMax Inc. (a)	5,531	62,666
Marriott Vacations Worldwide Corp. (a)	7,200	311,328
Martha Stewart Living Omnimedia Inc. (a)	6,778	16,335
Matthews International Corp.	6,908	260,432
Mattress Firm Holding Corp. (a)	3,300	132,990
McClatchy Co. Class A, The (a)	14,927	34,034

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MDC Partners Inc. Class A	6,183	$111,541
Media General Inc. Class A (a)	4,900	54,047
Men’s Wearhouse Inc., The	12,458	471,535
Meredith Corp.	8,888	423,958
Meritage Homes Corp. (a)	9,000	390,240
Modine Manufacturing Co. (a)	11,520	125,338
Monarch Casino & Resort Inc. (a)	1,966	33,147
Monro Muffler Brake Inc.	7,802	374,886
Morgans Hotel Group Co. (a)	6,586	53,083
Movado Group Inc.	4,339	146,788
Multimedia Games Holding Company Inc. (a)	7,300	190,311
NACCO Industries Inc. Class A	1,148	65,757
Nathan’s Famous Inc. (a)	700	36,575
National CineMedia Inc.	14,172	239,365
Nautilus Inc. (a)	7,700	66,913
New York & Co. Inc. (a)	7,819	49,651
New York Times Co. Class A, The (a)	32,052	354,495
Nexstar Broadcasting Group Inc. Class A	7,284	258,291
NutriSystem Inc.	7,407	87,254
Office Depot Inc. (a)	61,139	236,608
OfficeMax Inc.	21,700	221,991
Orbitz Worldwide Inc. (a)	6,215	49,906
Orient-Express Hotels Ltd. Class A (a)	23,703	288,228
Overstock.com Inc. (a)	2,899	81,752
Oxford Industries Inc.	3,347	208,853
Pacific Sunwear of California Inc. (a)	11,400	41,610
Papa John’s International Inc. (a)	3,949	258,146
Penske Automotive Group Inc.	10,629	324,610
Pep Boys-Manny, Moe & Jack, The (a)	13,227	153,169
Perry Ellis International Inc.	3,140	63,773
PetMed Express Inc.	5,300	66,780
Pier 1 Imports Inc.	23,511	552,273
Pinnacle Entertainment Inc. (a)	14,248	280,258
Pool Corp.	11,596	607,746
Quiksilver Inc. (a)	32,600	209,944
R.G. Barry Corp.	2,681	43,539
RadioShack Corp. (a)	25,300	79,948
ReachLocal Inc. (a)	2,409	29,534
Reading International Inc. Class A (a)	4,300	27,348
Red Robin Gourmet Burgers Inc. (a)	3,474	191,695
Regis Corp.	11,875	194,988
Remy International Inc.	3,500	64,995
Rent-A-Center Inc.	14,354	538,993
Rentrak Corp. (a)	2,500	50,175
Restoration Hardware Holdings Inc. (a)	4,400	330,000
Ruby Tuesday Inc. (a)	14,711	135,783
Rue21 Inc. (a)	3,677	153,000
Ruth’s Hospitality Group Inc.	9,085	109,656
Ryland Group Inc., The	11,489	460,709
Saga Communications Inc. Class A	1,196	54,908
Saks Inc. (a)	26,030	355,049
Salem Communications Corp. Class A	2,600	19,474
Scholastic Corp.	6,491	190,121
Scientific Games Corp. Class A (a)	11,846	133,268

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Hometown and Outlet Stores Inc. (a)	2,100	$91,812
Select Comfort Corp. (a)	13,853	347,156
SHFL entertainment Inc. (a)	13,978	247,550
Shiloh Industries Inc.	1,370	14,303
Shoe Carnival Inc.	3,625	87,036
Shutterfly Inc. (a)	9,500	530,005
Sinclair Broadcast Group Inc. Class A	17,013	499,842
Skechers U.S.A. Inc. (a)	9,549	229,271
Skullcandy Inc. (a)	4,066	22,200
Smith & Wesson Holding Corp. (a)	15,539	155,079
Sonic Automotive Inc.	9,597	202,881
Sonic Corp. (a)	14,246	207,422
Sotheby’s	16,897	640,565
Spartan Motors Inc.	8,300	50,796
Speedway Motorsports Inc.	2,854	49,660
Stage Stores Inc.	8,207	192,865
Standard Motor Products Inc.	5,000	171,700
Standard Pacific Corp. (a)	36,800	306,544
Stein Mart Inc.	7,123	97,229
Steiner Leisure Ltd. (a)	3,652	193,045
Steinway Musical Instruments Inc. (a)	1,799	54,744
Steven Madden Ltd. (a)	9,927	480,268
Stewart Enterprises Inc.	18,054	236,327
Stoneridge Inc. (a)	6,800	79,152
Strayer Education Inc.	2,720	132,818
Sturm, Ruger & Company Inc.	4,900	235,396
Superior Industries International Inc.	5,941	102,245
Systemax Inc.	2,500	23,525
Tenneco Inc. (a)	15,113	684,317
Texas Roadhouse Inc. Class A	15,504	387,910
Tile Shop Holdings Inc., The (a)	4,600	133,216
Tilly’s Inc. Class A (a)	2,300	36,800
Tower International Inc. (a)	1,495	29,586
Town Sports International Holdings Inc.	5,911	63,661
Trans World Entertainment Corp.	2,600	12,636
Tri Pointe Homes Inc. (a)	3,954	65,557
True Religion Apparel Inc.	6,500	205,790
Tuesday Morning Corp. (a)	10,689	110,845
Tumi Holdings Inc. (a)	11,838	284,112
Unifi Inc. (a)	3,900	80,613
Universal Electronics Inc. (a)	3,712	104,419
Universal Technical Institute Inc.	5,681	58,685
Vail Resorts Inc.	8,926	549,128
Valassis Communications Inc.	9,590	235,818
ValueVision Media Inc. Class A (a)	9,700	49,567
Vera Bradley Inc. (a)	5,547	120,148
Vitacost.com Inc. (a)	5,600	47,320
Vitamin Shoppe Inc. (a)	7,623	341,815
VOXX International Corp. (a)	4,804	58,945
West Marine Inc. (a)	4,000	44,000
Wet Seal Inc. Class A (a)	22,624	106,559
Weyco Group Inc.	1,700	42,840
William Lyon Homes Class A (a)	3,400	85,714
Winmark Corp.	575	37,300

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc. (a)	7,019	$147,329
WMS Industries Inc. (a)	13,600	346,936
Wolverine World Wide Inc.	12,415	677,983
World Wrestling Entertainment Inc.	7,095	73,149
Zagg Inc. (a)	8,016	42,886
Zale Corp. (a)	8,100	73,710
Zumiez Inc. (a)	5,266	151,398

		50,514,531

Consumer Staples (3.80%)
Alico Inc.	685	27,475
Alliance One International Inc. (a)	22,744	86,427
Andersons Inc., The	4,540	241,483
Annie’s Inc. (a)	3,400	145,316
Arden Group Inc. Class A	300	33,117
B&G Foods Inc. Class A	13,249	451,128
Boston Beer Co. Inc. (a)	2,080	354,931
Boulder Brands Inc. (a)	14,600	175,930
Calavo Growers Inc.	3,100	84,289
Cal-Maine Foods Inc.	3,700	172,087
Casey’s General Stores Inc.	9,600	577,536
Central Garden & Pet Co. (a)	10,673	73,644
Chefs’ Warehouse Inc., The (a)	3,400	58,480
Chiquita Brands International Inc. (a)	11,405	124,543
Coca-Cola Bottling Co. Consolidated	1,155	70,628
Craft Brew Alliance Inc. (a)	2,569	21,169
Darling International Inc. (a)	29,237	545,562
Diamond Foods Inc. (a)	5,400	112,050
Dole Food Company Inc. (a)	12,768	162,792
Elizabeth Arden Inc. (a)	6,403	288,583
Fairway Group Holdings Corp. (a)	3,894	94,118
Farmer Brothers Co. (a)	1,231	17,308
Female Health Co., The	5,300	52,258
Fresh Del Monte Produce Inc.	9,400	262,072
Griffin Land & Nurseries Inc.	800	22,816
Hain Celestial Group Inc., The (a)	9,554	620,723
Harbinger Group Inc. (a)	8,127	61,278
Harris Teeter Supermarkets Inc.	12,290	575,909
Ingles Markets Inc.	3,305	83,451
Inter Parfums Inc.	4,216	120,240
Inventure Foods Inc. (a)	3,300	27,588
J&J Snack Foods Corp.	3,742	291,128
John B. Sanfilippo & Son Inc.	2,000	40,320
Lancaster Colony Corp.	4,614	359,846
Lifevantage Corp. (a)	28,000	64,960
Lifeway Foods Inc.	1,100	19,096
Limoneira Co.	2,567	53,214
Medifast Inc. (a)	3,531	90,959
Nash Finch Co.	3,012	66,294
National Beverage Corp.	2,580	45,073
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	68,262
Nature’s Sunshine Products Inc.	2,767	45,240
Nutraceutical International Corp.	2,000	40,880
Oil-Dri Corporation of America	1,200	32,964
Omega Protein Corp. (a)	4,780	42,924

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Orchids Paper Products Co.	1,500	$39,375
Pantry Inc., The (a)	5,739	69,901
Pilgrim’s Pride Corp. (a)	14,966	223,592
Post Holdings Inc. (a)	8,100	353,646
Prestige Brands Holdings Inc. (a)	12,848	374,391
PriceSmart Inc.	4,700	411,861
Revlon Inc. Class A (a)	2,700	59,562
Rite Aid Corp. (a)	181,443	518,927
Roundy’s Inc.	6,259	52,137
Sanderson Farms Inc.	5,745	381,583
Seaboard Corp.	73	197,684
Seneca Foods Corp. Class A (a)	2,101	64,459
Snyders-Lance Inc.	11,858	336,886
Spartan Stores Inc.	5,652	104,223
Spectrum Brands Holdings Inc.	5,290	300,842
Star Scientific Inc. (a)	43,800	60,882
SUPERVALU Inc. (a)	50,500	314,110
Susser Holdings Corp. (a)	4,500	215,460
Synutra International Inc. (a)	4,500	22,905
Tootsie Roll Industries Inc.	4,878	155,023
TreeHouse Foods Inc. (a)	9,067	594,251
United Natural Foods Inc. (a)	12,246	661,162
Universal Corp.	5,805	335,819
USANA Health Sciences Inc. (a)	1,474	106,688
Vector Group Ltd.	14,877	241,305
Village Super Market Inc. Class A	1,528	50,562
WD-40 Co.	3,862	210,401
Weis Markets Inc.	2,796	126,016

		13,589,744

Energy (5.47%)
Abraxas Petroleum Corp. (a)	20,468	42,983
Adams Resources & Energy Inc.	500	34,445
Alon USA Energy Inc.	5,700	82,423
Alpha Natural Resources Inc. (a)	54,800	287,152
Amyris Inc. (a)	7,682	22,201
Apco Oil and Gas International Inc. (a)	2,300	26,519
Approach Resources Inc. (a)	8,792	216,019
Arch Coal Inc.	53,800	203,362
Basic Energy Services Inc. (a)	7,100	85,839
Berry Petroleum Co.	13,040	551,853
Bill Barrett Corp. (a)	12,174	246,158
Bolt Technology Corp.	2,200	37,576
Bonanza Creek Energy Inc. (a)	7,300	258,858
BPZ Resources Inc. (a)	30,800	55,132
Bristow Group Inc.	8,923	582,850
C&J Energy Services Inc. (a)	11,329	219,443
Cal Dive International Inc. (a)	23,514	44,206
Callon Petroleum Co. (a)	9,694	32,669
CARBO Ceramics Inc.	4,900	330,407
Carrizo Oil & Gas Inc. (a)	10,090	285,850
Clayton Williams Energy Inc. (a)	1,449	63,032
Clean Energy Fuels Corp. (a)	16,755	221,166
Cloud Peak Energy Inc. (a)	15,187	250,282
Comstock Resources Inc.	11,772	185,174
Contango Oil & Gas Co.	3,300	111,375
Crimson Exploration Inc. (a)	5,419	15,282

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Crosstex Energy Inc.	11,819	$233,543
Dawson Geophysical Co. (a)	2,000	73,720
Delek US Holdings Inc.	9,200	264,776
Diamondback Energy Inc. (a)	4,400	146,608
Emerald Oil Inc. (a)	9,048	62,069
Endeavour International Corp. (a)	11,431	43,895
Energy XXI (Bermuda) Ltd.	19,693	436,791
EPL Oil & Gas Inc. (a)	7,425	217,998
Equal Energy Ltd.	8,700	35,148
Era Group Inc. (a)	5,000	130,750
Evolution Petroleum Corp. (a)	3,936	42,942
EXCO Resources Inc.	33,700	257,468
Exterran Holdings Inc. (a)	14,206	399,473
Forest Oil Corp. (a)	29,900	122,291
Forum Energy Technologies Inc. (a)	9,757	296,906
Frontline Ltd. (a)	12,714	22,504
FX Energy Inc. (a)	12,900	41,409
GasLog Ltd.	6,000	76,800
Gastar Exploration Ltd. (a)	14,162	37,813
Geospace Technologies Corp. (a)	3,200	221,056
Global Geophysical Services Inc. (a)	6,554	30,935
Goodrich Petroleum Corp. (a)	6,753	86,438
Green Plains Renewable Energy Inc. (a)	6,400	85,248
Gulf Island Fabrication Inc.	3,482	66,680
GulfMark Offshore Inc. Class A	6,599	297,549
Halcon Resources Corp. (a)	51,409	291,489
Hallador Energy Co.	1,737	13,983
Helix Energy Solutions Group Inc. (a)	26,294	605,814
Hercules Offshore Inc. (a)	40,157	282,705
Hornbeck Offshore Services Inc. (a)	8,934	477,969
ION Geophysical Corp. (a)	32,713	196,932
Isramco Inc. (a)	272	25,345
Key Energy Services Inc. (a)	38,305	227,915
KiOR Inc. Class A (a)	10,854	61,976
Knightsbridge Tankers Ltd.	6,286	46,265
Kodiak Oil & Gas Corp. (a)	65,809	585,042
L&L Energy Inc. (a)	7,400	26,492
Lufkin Industries Inc.	8,464	748,810
Magnum Hunter Resources Corp. (a)	42,679	155,778
Matador Resources Co. (a)	12,300	147,354
Matrix Service Co. (a)	6,700	104,386
Midstates Petroleum Company Inc. (a)	8,176	44,232
Miller Energy Resources Inc. (a)	7,630	30,520
Mitcham Industries Inc. (a)	3,269	54,854
Natural Gas Services Group (a)	3,100	72,819
Newpark Resources Inc. (a)	21,357	234,713
Nordic American Tankers Ltd.	16,872	127,721
Northern Oil and Gas Inc. (a)	16,095	214,707
Nuverra Environmental Solutions Inc. (a)	35,800	103,820
Panhandle Oil & Gas Inc.	1,763	50,246
Parker Drilling Co. (a)	29,921	149,007
PDC Energy Inc. (a)	7,496	385,894
Penn Virginia Corp. (a)	13,634	64,080
Petroquest Energy Inc. (a)	14,265	56,489
PHI Inc. (a)	3,200	109,760

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Pioneer Energy Services Corp. (a)	16,064	$106,344
Quicksilver Resources Inc. (a)	29,800	50,064
Renewable Energy Group Inc. (a)	5,200	73,996
Rentech Inc.	56,994	119,687
Resolute Energy Corp. (a)	16,723	133,450
REX American Resources Corp. (a)	1,500	43,155
Rex Energy Corp. (a)	11,100	195,138
RigNet Inc. (a)	3,100	78,988
Rosetta Resources Inc. (a)	15,255	648,643
Sanchez Energy Corp. (a)	7,030	161,409
Scorpio Tankers Inc.	40,336	362,217
SEACOR Holdings Inc.	4,900	406,945
SemGroup Corp. Class A	10,364	558,205
Ship Finance International Ltd.	12,800	189,952
Solazyme Inc. (a)	11,846	138,835
Stone Energy Corp. (a)	12,574	277,005
Swift Energy Co. (a)	10,920	130,931
Synergy Resources Corp. (a)	10,100	73,932
Targa Resources Corp.	8,164	525,190
Teekay Tankers Ltd. Class A	15,994	42,064
Tesco Corp. (a)	7,523	99,680
TETRA Technologies Inc. (a)	19,200	196,992
TGC Industries Inc.	3,885	31,935
Triangle Petroleum Corp. (a)	11,939	83,692
Uranium Energy Corp. (a)	21,500	38,485
Ur-Energy Inc. (a)	30,100	40,334
VAALCO Energy Inc. (a)	14,700	84,084
Vantage Drilling Co. (a)	48,636	99,217
W&T Offshore Inc.	8,600	122,894
Warren Resources Inc. (a)	18,346	46,782
Western Refining Inc.	13,481	378,412
Westmoreland Coal Co. (a)	3,267	36,688
Willbros Group Inc. (a)	9,700	59,558
ZaZa Energy Corp. (a)	6,300	7,560

		19,562,646

Financials (21.76%)
1st Source Corp.	3,827	90,932
1st United Bancorp Inc.	6,800	45,696
Acadia Realty Trust	13,830	341,463
Access National Corp.	1,900	24,662
AG Mortgage Investment Trust Inc.	6,760	127,156
Agree Realty Corp.	3,320	98,006
Alexander & Baldwin Inc. (a)	10,700	425,325
Alexander’s Inc.	519	152,435
Altisource Residential Corp. (a)	6,200	103,478
Ambac Financial Group Inc. (a)	11,200	266,896
American Assets Trust Inc.	8,347	257,588
American Capital Mortgage Investment Corp.	14,795	265,866
American Equity Investment Life Holding Co.	15,942	250,289
American National Bankshares Inc.	2,000	46,480
American Realty Capital Properties Inc.	38,330	584,916
American Residential Properties Inc. (a)	3,627	62,384

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Safety Insurance Holdings Ltd. (a)	2,476	$71,680
Ameris Bancorp (a)	6,127	103,240
Amerisafe Inc.	4,500	145,755
Ames National Corp.	2,200	50,072
Amreit Inc. Class B	4,000	77,360
AmTrust Financial Services Inc.	7,010	250,257
Anworth Mortgage Asset Corp.	36,343	203,521
Apollo Commercial Real Estate Finance Inc.	9,162	145,493
Apollo Residential Mortgage Inc.	7,788	128,346
Ares Commercial Real Estate Corp.	1,900	24,339
Argo Group International Holdings Ltd.	6,734	285,454
Arlington Asset Investment Corp. Class A	3,903	104,366
Armada Hoffler Properties Inc.	4,700	55,366
Armour Residential REIT Inc.	93,839	441,982
Arrow Financial Corp.	2,563	63,434
Ashford Hospitality Trust Inc.	13,119	150,213
Associated Estates Realty Corp.	12,300	197,784
Astoria Financial Corp.	21,600	232,848
AV Homes Inc. (a)	2,348	41,630
Aviv REIT Inc.	2,900	73,341
Baldwin & Lyons Inc.	2,311	56,111
BancFirst Corp.	1,848	86,024
Banco Latinoamericano de Comercio Exterior SA	7,400	165,686
Bancorp Inc., The (a)	8,172	122,498
BancorpSouth Inc.	23,461	415,260
Bank Mutual Corp.	11,919	67,223
Bank of Kentucky Financial Corp., The	1,425	40,527
Bank of Marin Bancorp	1,400	56,000
Bank of the Ozarks Inc.	7,736	335,201
BankFinancial Corp.	5,403	45,926
Banner Corp.	4,765	161,009
Bar Harbor Bankshares	1,000	36,550
BBCN Bancorp Inc.	19,732	280,589
BBX Capital Corp. Class A (a)	1,800	23,238
Beneficial Mutual Bancorp Inc. (a)	8,145	68,418
Berkshire Hills Bancorp Inc.	6,236	173,111
BGC Partners Inc. Class A	31,501	185,541
BNC Bancorp	4,500	51,390
BofI Holding Inc. (a)	3,034	139,018
Boston Private Financial Holdings Inc.	20,151	214,407
Bridge Bancorp Inc.	2,185	49,162
Bridge Capital Holdings (a)	2,253	35,733
Brookline Bancorp Inc.	17,892	155,303
Bryn Mawr Bank Corp.	3,300	78,969
C&F Financial Corp.	800	44,584
Calamos Asset Management Inc. Class A	4,651	48,836
California First National Bancorp	800	13,200
Camden National Corp.	2,000	70,940
Campus Crest Communities Inc.	16,178	186,694
Capital Bank Financial Corp.
Class A (a)	6,200	117,738

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital City Bank Group Inc. (a)	2,998	$34,567
Capitol Federal Financial Inc.	36,900	448,150
CapLease Inc.	22,276	188,009
Capstead Mortgage Corp.	23,794	287,907
Cardinal Financial Corp.	7,567	110,781
Cascade Bancorp (a)	1,473	9,147
Cash America International Inc.	7,080	321,857
Cathay General Bancorp	19,546	397,761
Cedar Realty Trust Inc.	17,975	93,110
Center Bancorp Inc.	2,986	37,892
Centerstate Banks Inc.	7,324	63,572
Central Pacific Financial Corp. (a)	5,494	98,892
Century Bancorp Inc. Class A	809	28,315
Chambers Street Properties	61,898	618,980
Charter Financial Corp.	5,663	57,083
Chatham Lodging Trust	4,387	75,369
Chemical Financial Corp.	6,756	175,588
Chemung Financial Corp.	900	30,141
Chesapeake Lodging Trust	12,183	253,285
CIFC Corp. (a)	1,677	12,661
Citizens & Northern Corp.	3,100	59,892
Citizens Inc. (a)	10,800	64,584
City Holding Co.	3,968	154,554
Clifton Savings Bancorp Inc.	2,225	26,366
CNB Financial Corp.	3,000	50,820
CNO Financial Group Inc.	55,307	716,779
CoBiz Financial Inc.	8,474	70,334
Cohen & Steers Inc.	4,634	157,463
Colonial Properties Trust	21,861	527,287
Colony Financial Inc.	16,204	322,298
Columbia Banking System Inc.	12,786	304,435
Community Bank System Inc.	10,036	309,611
Community Trust Bancorp Inc.	3,487	124,207
ConnectOne Bancorp Inc. (a)	437	13,433
Consolidated-Tomoka Land Co.	1,442	55,027
Consumer Portfolio Services Inc. (a)	4,200	30,828
Coresite Realty Corp.	5,054	160,768
Cousins Properties Inc.	26,176	264,378
Cowen Group Inc. Class A (a)	25,279	73,309
Crawford & Co. Class B	6,776	38,081
Credit Acceptance Corp. (a)	1,724	181,106
Crescent Financial Bancshares Inc. (a)	3,200	14,016
CU Bancorp (a)	2,300	36,340
CubeSmart	33,055	528,219
Customers Bancorp Inc. (a)	5,000	81,250
CVB Financial Corp.	23,063	271,221
CyrusOne Inc.	4,766	98,847
CYS Investments Inc.	43,101	396,960
DCT Industrial Trust Inc.	72,324	517,117
DFC Global Corp. (a)	10,078	139,177
Diamond Hill Investment Group	700	59,535
DiamondRock Hospitality Co.	48,651	453,427
Dime Community Bancshares	7,669	117,489
Donegal Group Inc.	1,869	26,110
Doral Financial Corp. (a)	31,175	25,875
DuPont Fabros Technology Inc.	15,540	375,291
Dynex Capital Inc.	13,301	135,537

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Eagle Bancorp Inc. (a)	5,620	$125,776
Eastern Insurance Holdings Inc.	1,700	31,875
EastGroup Properties Inc.	7,567	425,795
Education Realty Trust Inc.	28,564	292,210
eHealth Inc. (a)	4,800	109,056
Ellington Residential Mortgage REIT	1,795	32,041
EMC Insurance Group Inc.	981	25,761
Employers Holdings Inc.	7,700	188,265
Encore Capital Group Inc. (a)	5,800	192,038
Enstar Group Ltd. (a)	2,400	319,152
Enterprise Bancorp Inc.	1,937	35,815
Enterprise Financial Services Corp.	4,776	76,225
EPR Properties	11,621	584,188
Equity One Inc.	14,995	339,337
ESB Financial Corp.	3,048	36,972
ESSA Bancorp Inc.	2,000	21,920
EverBank Financial Corp.	19,981	330,885
Evercore Partners Inc. Class A	7,800	306,384
Excel Trust Inc.	11,921	152,708
EZCORP Inc. Class A (a)	12,700	214,376
F.N.B. Corp.	36,061	435,617
Farmers Capital Bank Corp. (a)	1,900	41,211
FBL Financial Group Inc.	2,198	95,635
FBR & Co. (a)	2,200	55,572
Federal Agricultural Mortgage Corp. Class C	2,404	69,428
FelCor Lodging Trust Inc. (a)	30,418	179,770
Fidelity Southern Corp. (a)	2,508	31,024
Financial Engines Inc.	12,214	556,836
Financial Institutions Inc.	3,400	62,594
First American Financial Corp.	26,967	594,353
First Bancorp (North Carolina)	4,903	69,132
First BanCorp (Puerto Rico) (a)	17,800	126,024
First Bancorp Inc.	2,362	41,288
First Busey Corp.	17,079	76,856
First Cash Financial Services Inc. (a)	7,314	359,922
First Commonwealth Financial Corp.	24,134	177,868
First Community Bancshares Inc.	4,523	70,921
First Connecticut Bancorp Inc.	4,394	61,164
First Defiance Financial Corp.	2,394	53,985
First Federal Bancshares of Arkansas Inc. (a)	900	7,110
First Financial Bancorp	14,341	213,681
First Financial Bankshares Inc.	7,752	431,476
First Financial Corp. Indiana	2,799	86,741
First Financial Holdings Inc.	4,008	85,010
First Financial Northwest Inc.	4,100	42,271
First Industrial Realty Trust Inc.	26,998	409,560
First Interstate BancSystem Inc.	4,357	90,321
First M&F Corp.	2,100	33,201
First Marblehead Corp., The (a)	22,700	26,786
First Merchants Corp.	7,206	123,583
First Midwest Bancorp Inc.	18,651	255,892
First NBC Bank Holding Co. (a)	1,000	24,400
First of Long Island Corp., The	2,100	69,699
First PacTrust Bancorp Inc.	2,696	36,612
First Potomac Realty Trust	14,472	189,004

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Security Group Inc. (a)	15,500	$33,635
FirstMerit Corp.	41,197	825,176
Flagstar Bancorp Inc. (a)	4,900	68,404
Flushing Financial Corp.	7,597	124,971
FNB United Corp. (a)	2,500	20,275
Forestar Group Inc. (a)	8,700	174,522
Fortegra Financial Corp. (a)	1,400	9,618
Fox Chase Bancorp	2,983	50,711
Franklin Financial Corp.	2,632	47,402
Franklin Street Properties Corp.	22,638	298,822
FXCM Inc. Class A	9,062	148,707
Gain Capital Holdings Inc.	2,500	15,775
GAMCO Investors Inc.	1,400	77,574
Geo Group Inc., The	17,852	606,075
German American Bancorp Inc.	3,100	69,812
Getty Realty Corp.	6,394	132,036
GFI Group Inc.	18,256	71,381
Glacier Bancorp Inc.	17,844	395,958
Gladstone Commercial Corp.	2,900	54,056
Glimcher Realty Trust	36,186	395,151
Global Indemnity PLC (a)	2,318	54,589
Government Properties Income Trust	13,640	344,001
Gramercy Property Trust Inc. (a)	14,800	66,600
Great Southern Bancorp Inc.	2,467	66,510
Green Dot Corp. Class A (a)	6,600	131,670
Greenhill & Co. Inc.	7,000	320,180
Greenlight Capital Re Ltd. Class A (a)	7,103	174,237
Guaranty Bancorp	3,860	43,811
Hallmark Financial Services Inc. (a)	3,700	33,818
Hampton Roads Bankshares Inc. (a)	8,300	10,707
Hancock Holding Co.	21,130	635,379
Hanmi Financial Corp. (a)	7,852	138,745
Hannon Armstrong Sustainable
Infrastructure Capital Inc. (a)	3,600	42,768
HCI Group Inc.	2,400	73,728
Health Insurance Innovations Inc. Class A (a)	1,113	11,709
Healthcare Realty Trust Inc.	22,485	573,368
Heartland Financial USA Inc.	3,643	100,146
Heritage Commerce Corp. (a)	5,133	35,931
Heritage Financial Corp.	3,900	57,135
Heritage Oaks Bancorp (a)	5,100	31,467
Hersha Hospitality Trust	50,439	284,476
HFF Inc. Class A	8,237	146,371
Highwoods Properties Inc.	20,488	729,578
Hilltop Holdings Inc. (a)	15,388	252,363
Hingham Institution for Savings	300	20,364
Home Bancorp Inc. (a)	1,800	33,300
Home Bancshares Inc.	11,316	293,877
Home Federal Bancorp Inc.	3,500	44,590
Home Loan Servicing Solutions Ltd.	14,093	337,809
HomeStreet Inc.	3,200	68,640
HomeTrust Bancshares Inc. (a)	5,339	90,549
Horace Mann Educators Corp.	10,002	243,849
Horizon Bancorp	2,100	42,861

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horizon Technology Finance Corp.	2,100	$28,854
Hudson Pacific Properties Inc.	10,793	229,675
Hudson Valley Holding Corp.	3,852	65,407
IBERIABANK Corp.	7,277	390,120
ICG Group Inc. (a)	9,421	107,399
Imperial Holdings Inc. (a)	4,300	29,455
Independence Holding Co.	1,974	23,333
Independent Bank Corp.	5,610	193,545
Independent Bank Group Inc. (a)	900	27,360
Infinity Property & Casualty Corp.	2,886	172,467
Inland Real Estate Corp.	21,217	216,838
International Bancshares Corp.	13,450	303,701
Intervest Bancshares Corp. Class A (a)	4,500	30,060
INTL FCStone Inc. (a)	3,527	61,546
Invesco Mortgage Capital	33,482	554,462
Investment Technology Group Inc. (a)	9,012	125,988
Investors Bancorp Inc.	11,529	243,031
Investors Real Estate Trust	24,548	211,113
Investors Title Co.	300	21,282
iStar Financial Inc. (a)	20,800	234,832
Janus Capital Group Inc.	37,000	314,870
JAVELIN Mortgage Investment Corp.	3,269	46,060
JMP Group Inc.	3,514	23,333
Kansas City Life Insurance Co.	1,057	40,451
Kearny Financial Corp. (a)	3,206	33,631
Kennedy-Wilson Holdings Inc.	12,975	215,904
Kite Realty Group Trust	22,729	137,056
Knight Capital Group Inc. Class A (a)	45,848	164,594
Ladenburg Thalmann Financial Services Inc. (a)	26,630	43,940
Lakeland Bancorp Inc.	7,540	78,642
Lakeland Financial Corp.	4,232	117,438
LaSalle Hotel Properties	23,548	581,636
LCNB Corp.	1,500	33,540
Lexington Realty Trust	41,969	490,198
LTC Properties Inc.	8,703	339,852
Macatawa Bank Corp. (a)	5,900	29,736
Maiden Holdings Ltd.	12,700	142,494
MainSource Financial Group Inc.	5,161	69,312
Manning & Napier Inc.	3,577	63,528
MarketAxess Holdings Inc.	9,251	432,484
Marlin Business Services Corp.	2,159	49,182
MB Financial Inc.	13,567	363,596
Meadowbrook Insurance Group Inc.	12,962	104,085
Medical Properties Trust Inc.	37,607	538,532
Mercantile Bank Corp.	2,200	39,534
Merchants Bancshares Inc.	1,308	38,678
Meridian Interstate Bancorp Inc. (a)	2,126	40,033
Meta Financial Group Inc.	1,400	36,792
Metro Bancorp Inc. (a)	3,600	72,108
MetroCorp Bancshares Inc.	4,000	39,040
MGIC Investment Corp. (a)	80,651	489,552
Middleburg Financial Corp.	1,400	26,740
MidSouth Bancorp Inc.	1,900	29,507
MidWestOne Financial Group Inc.	1,700	40,902

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Monmouth Real Estate Investment Corp. Class A	10,200	$100,674
Montpelier Re Holdings Ltd.	11,506	287,765
MPG Office Trust Inc. (a)	14,300	44,902
NASB Financial Inc. (a)	1,100	28,787
National Bank Holdings Corp. Class A	13,000	256,100
National Bankshares Inc.	1,700	60,401
National Financial Partners Corp. (a)	9,963	252,164
National Health Investors Inc.	6,101	365,206
National Interstate Corp.	1,513	44,255
National Penn Bancshares Inc.	28,986	294,498
National Western Life Insurance Co.	575	109,164
Navigators Group Inc., The (a)	2,572	146,707
NBT Bancorp Inc.	10,797	228,572
Nelnet Inc. Class A	5,700	205,713
Netspend Holdings Inc. (a)	8,749	139,722
New Residential Investment Corp.	62,967	424,398
New York Mortgage Trust Inc.	15,966	108,090
NewBridge Bancorp (a)	6,300	37,737
NewStar Financial Inc. (a)	6,732	89,670
Nicholas Financial Inc.	2,406	36,379
Northfield Bancorp Inc.	14,435	169,178
Northrim BanCorp Inc.	1,700	41,123
NorthStar Realty Finance Corp.	49,562	451,014
Northwest Bancshares Inc.	23,258	314,216
OceanFirst Financial Corp.	3,300	51,315
OFG Bancorp	11,396	206,382
Old National Bancorp	25,042	346,331
OmniAmerican Bancorp Inc. (a)	2,705	59,591
One Liberty Properties Inc.	2,747	60,324
OneBeacon Insurance Group Ltd. Class A	5,448	78,887
Oppenheimer Holdings Inc. Class A	2,680	51,027
Oritani Financial Corp.	11,505	180,398
Pacific Continental Corp.	4,600	54,280
Pacific Premier Bancorp Inc. (a)	3,800	46,436
PacWest Bancorp	9,381	287,528
Palmetto Bancshares Inc. (a)	1,100	14,300
Park National Corp.	2,870	197,427
Park Sterling Corp. (a)	11,254	66,511
Parkway Properties Inc.	10,842	181,712
Peapack-Gladstone Financial Corp.	2,300	40,250
Pebblebrook Hotel Trust	15,190	392,662
Penns Woods Bancorp Inc.	1,057	44,246
Pennsylvania Real Estate Investment Trust	17,038	321,677
PennyMac Financial Services Inc. Class A (a)	3,214	68,362
PennyMac Mortgage Investment Trust	14,489	304,993
Peoples Bancorp Inc.	2,610	55,019
PHH Corp. (a)	14,369	292,840
Phoenix Companies Inc., The (a)	1,430	61,490
PICO Holdings Inc. (a)	5,707	119,619
Pinnacle Financial Partners Inc. (a)	8,814	226,608
Piper Jaffray Companies Inc. (a)	4,323	136,650
Platinum Underwriters Holdings Ltd.	7,863	449,921
Portfolio Recovery Associates Inc. (a)	4,166	640,023
Potlatch Corp.	10,065	407,029

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Preferred Bank (a)	3,000	$49,440
Primerica Inc.	14,182	530,974
PrivateBancorp Inc.	16,104	341,566
Prosperity Bancshares Inc.	14,952	774,364
Provident Financial Holdings Inc.	2,500	39,700
Provident Financial Services Inc.	15,018	236,984
Provident New York Bancorp	10,970	102,460
PS Business Parks Inc.	4,582	330,683
Pzena Investment Management Inc. Class A	3,400	22,168
Radian Group Inc.	42,612	495,151
RAIT Financial Trust	17,535	131,863
Ramco-Gershenson Properties Trust	14,971	232,500
Redwood Trust Inc.	20,454	347,718
Regional Management Corp. (a)	1,200	30,000
Renasant Corp.	6,216	151,297
Republic Bancorp Inc. Class A	2,219	48,640
Resource America Inc. Class A	3,100	26,350
Resource Capital Corp.	31,224	192,028
Retail Opportunity Investments Corp.	16,558	230,156
RLI Corp.	5,338	407,877
RLJ Lodging Trust	30,827	693,299
Rockville Financial Inc.	6,568	85,909
Roma Financial Corp.	2,006	36,429
Rouse Properties Inc.	5,600	109,872
Ryman Hospitality Properties Inc.	10,956	427,394
S&T Bancorp Inc.	7,362	144,295
Sabra Health Care REIT Inc.	9,184	239,794
Safeguard Scientifics Inc. (a)	5,216	83,717
Safety Insurance Group Inc.	3,164	153,486
Sandy Spring Bancorp Inc.	6,394	138,238
Saul Centers Inc.	2,048	91,054
SCBT Financial Corp.	4,213	212,293
Seacoast Banking Corporation of Florida (a)	17,806	39,173
Select Income REIT	4,300	120,572
Selective Insurance Group Inc.	13,911	320,231
Sierra Bancorp	2,800	41,440
Silver Bay Realty Trust Corp.	3,818	63,226
Simmons First National Corp.	4,216	109,995
Southside Bancshares Inc.	4,475	106,863
Southwest Bancorp Inc. (a)	5,055	66,726
Sovran Self Storage Inc.	7,862	509,379
Spirit Realty Capital Inc.	14,300	253,396
STAG Industrial Inc.	10,425	207,979
State Auto Financial Corp.	3,558	64,649
State Bank Financial Corp.	7,798	117,204
StellarOne Corp.	5,700	112,005
Sterling Bancorp NY	8,008	93,053
Sterling Financial Corp.	8,395	199,633
Stewart Information Services Corp.	5,291	138,571
Stifel Financial Corp. (a)	15,748	561,731
Strategic Hotels & Resorts Inc. (a)	44,889	397,717
Suffolk Bancorp (a)	2,923	47,762
Summit Hotel Properties Inc.	16,466	155,604
Sun Bancorp Inc. (a)	9,204	31,202
Sun Communities Inc.	8,808	438,286

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sunstone Hotel Investors Inc. (a)	40,654	$491,100
Susquehanna Bancshares Inc.	46,271	594,582
SWS Group Inc. (a)	6,997	38,134
SY Bancorp Inc.	3,567	87,499
Symetra Financial Corp.	20,297	324,549
Taylor Capital Group Inc. (a)	4,433	74,873
Tejon Ranch Co. (a)	3,536	100,741
Terreno Realty Corp.	4,809	89,111
Territorial Bancorp Inc.	2,685	60,708
Texas Capital Bancshares Inc. (a)	10,137	449,677
Thomas Properties Group Inc.	8,200	43,460
Tompkins Financial Corp.	3,546	160,244
Tower Group International Ltd.	14,308	293,457
TowneBank	6,680	98,330
Tree.com Inc.	1,500	25,710
Trico Bancshares	4,092	87,282
Tristate Capital Holdings Inc. (a)	1,600	22,000
Trustco Bank Corp. NY	23,277	126,627
Trustmark Corp.	16,801	412,969
UMB Financial Corp.	8,135	452,875
UMH Properties Inc.	3,500	35,945
Umpqua Holdings Corp.	27,809	417,413
Union First Market Bankshares Corp.	4,863	100,129
United Bankshares Inc.	12,668	335,069
United Community Banks Inc. (a)	10,943	135,912
United Community Financial Corp. (a)	9,900	46,035
United Financial Bancorp Inc.	4,740	71,811
United Fire Group Inc.	4,992	123,951
Universal Health Realty Income Trust	3,005	129,606
Universal Insurance Holdings Inc.	7,300	51,684
Univest Corp. of Pennsylvania	4,199	80,075
Urstadt Biddle Properties Inc.	6,304	127,152
ViewPoint Financial Group Inc.	9,880	205,603
Virginia Commerce Bancorp (a)	6,486	90,545
Virtus Investment Partners Inc. (a)	1,430	252,066
Walker & Dunlop Inc. (a)	4,029	70,508
Walter Investment Management Corp. (a)	9,308	314,703
Washington Banking Co.	4,110	58,362
Washington Real Estate Investment Trust	16,490	443,746
Washington Trust Bancorp Inc.	3,556	101,417
Waterstone Financial Inc. (a)	1,900	19,304
Webster Financial Corp.	22,404	575,335
WesBanco Inc.	6,387	168,808
West Bancorporation	3,700	43,475
Westamerica Bancorporation	6,692	305,757
Western Alliance Bancorp (a)	18,400	291,272
Western Asset Mortgage Capital Corp.	6,011	104,952
Westfield Financial Inc.	4,660	32,620
Westwood Holdings Group Inc.	1,771	76,011
WhiteHorse Finance Inc.	1,674	26,366
Whitestone REIT Class B	4,229	66,649
Wilshire Bancorp Inc.	15,870	105,059
Winthrop Realty Trust	7,105	85,473

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wintrust Financial Corp.	9,208	$352,482
WisdomTree Investments Inc. (a)	24,956	288,741
World Acceptance Corp. (a)	2,281	198,310
WSFS Financial Corp.	1,935	101,375
Yadkin Financial Corp. (a)	3,600	50,544
ZAIS Financial Corp.	1,419	25,777

		77,856,277

Health Care (12.05%)
Abaxis Inc.	5,421	257,552
Abiomed Inc. (a)	9,601	206,998
Acadia Healthcare Company Inc. (a)	8,800	291,016
ACADIA Pharmaceuticals Inc. (a)	17,400	315,810
Accelerate Diagnostics Inc. (a)	2,600	21,112
Accretive Health Inc. (a)	14,225	153,772
Accuray Inc. (a)	18,144	104,147
AcelRx Pharmaceuticals Inc. (a)	5,200	48,204
Achillion Pharmaceuticals Inc. (a)	24,060	196,811
Acorda Therapeutics Inc. (a)	10,144	334,651
Addus HomeCare Corp. (a)	1,400	27,636
Aegerion Pharmaceuticals Inc. (a)	7,167	453,958
Affymetrix Inc. (a)	18,600	82,584
Air Methods Corp.	9,600	325,248
Akorn Inc. (a)	14,376	194,362
Albany Molecular Research Inc. (a)	5,800	68,846
Align Technology Inc. (a)	18,139	671,869
Alimera Sciences Inc. (a)	4,200	20,496
Alliance HealthCare Services Inc. (a)	1,200	18,768
Almost Family Inc.	2,200	41,800
Alnylam Pharmaceuticals Inc. (a)	14,404	446,668
Alphatec Holdings Inc. (a)	16,800	34,440
AMAG Pharmaceuticals Inc. (a)	5,282	117,524
Amedisys Inc. (a)	7,988	92,821
Amicus Therapeutics Inc. (a)	7,678	17,890
AMN Healthcare Services Inc. (a)	11,188	160,212
Ampio Pharmaceuticals Inc. (a)	7,014	40,471
Amsurg Corp. (a)	8,004	280,940
Anacor Pharmaceuticals Inc. (a)	6,317	35,312
Analogic Corp.	3,006	218,927
Angiodynamics Inc. (a)	6,300	71,064
Anika Therapeutics Inc. (a)	3,000	51,000
Antares Pharma Inc. (a)	28,977	120,544
Arena Pharmaceuticals Inc. (a)	53,697	413,467
ArQule Inc. (a)	15,335	35,577
Array Biopharma Inc. (a)	29,078	132,014
ArthroCare Corp. (a)	7,015	242,228
Assisted Living Concepts Inc. Class A (a)	4,680	55,973
Astex Pharmaceuticals Inc. (a)	23,600	96,996
athenahealth Inc. (a)	9,131	773,578
AtriCure Inc. (a)	5,168	49,096
Atrion Corp.	400	87,484
Auxilium Pharmaceuticals Inc. (a)	12,281	204,233
AVANIR Pharmaceuticals Inc. Class A (a)	35,100	161,460

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Aveo Pharmaceuticals Inc. (a)	13,310	$33,275
BioDelivery Sciences International Inc. (a)	7,200	29,232
Biolase Inc. (a)	7,900	28,282
Bio-Reference Laboratories Inc. (a)	5,986	172,098
BioScrip Inc. (a)	14,554	240,141
BioTime Inc. (a)	8,436	33,407
Cadence Pharmaceuticals Inc. (a)	15,320	104,482
Cambrex Corp. (a)	7,481	104,510
Cantel Medical Corp.	5,400	182,898
Capital Senior Living Corp. (a)	7,200	172,080
Cardiovascular Systems Inc. (a)	5,170	109,604
Cell Therapeutics Inc. (a)	28,000	29,400
Celldex Therapeutics Inc. (a)	20,214	315,541
Cempra Inc. (a)	3,700	28,971
Centene Corp. (a)	13,509	708,682
Cepheid Inc. (a)	16,584	570,821
Cerus Corp. (a)	17,340	76,643
Chelsea Therapeutics International Ltd. (a)	16,700	38,410
Chemed Corp.	4,724	342,159
ChemoCentryx Inc. (a)	6,100	86,254
Chimerix Inc. (a)	2,133	51,704
Chindex International Inc. (a)	2,800	45,416
Clovis Oncology Inc. (a)	3,434	230,009
Computer Programs & Systems Inc.	2,784	136,806
Conmed Corp.	7,029	219,586
Corcept Therapeutics Inc. (a)	11,830	20,466
Cornerstone Therapeutics Inc. (a)	1,800	14,400
Coronado Biosciences Inc. (a)	5,500	47,300
Corvel Corp. (a)	2,878	84,239
Cross Country Healthcare Inc. (a)	6,689	34,515
CryoLife Inc.	6,832	42,768
Curis Inc. (a)	19,387	61,845
Cutera Inc. (a)	3,600	31,680
Cyberonics Inc. (a)	6,776	352,081
Cynosure Inc. Class A (a)	4,972	129,173
Cytokinetics Inc. (a)	6,200	71,734
Cytori Therapeutics Inc. (a)	14,800	34,040
Dendreon Corp. (a)	39,000	160,680
DepoMed Inc. (a)	14,200	79,662
Derma Sciences Inc. (a)	3,100	41,385
Dexcom Inc. (a)	17,401	390,652
Durata Therapeutics Inc. (a)	3,478	25,042
Dyax Corp. (a)	28,177	97,492
Dynavax Technologies Corp. (a)	44,747	49,222
Emergent Biosolutions Inc. (a)	6,600	95,172
Emeritus Corp. (a)	10,000	231,800
Enanta Pharmaceuticals Inc. (a)	900	15,939
Endocyte Inc. (a)	7,478	98,186
Endologix Inc. (a)	15,629	207,553
Ensign Group Inc., The	4,800	169,056
Enzon Pharmaceuticals Inc.	9,015	18,030
Epizyme Inc. (a)	1,500	42,195
Exact Sciences Corp. (a)	15,894	221,086
Exactech Inc. (a)	2,200	43,450
ExamWorks Group Inc. (a)	7,392	156,932

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exelixis Inc. (a)	46,323	$210,306
Fibrocell Science Inc. (a)	4,200	25,704
Five Star Quality Care Inc. (a)	10,281	57,676
Fluidigm Corp. (a)	6,494	113,385
Furiex Pharmaceuticals Inc. (a)	1,578	53,762
Galena Biopharma Inc. (a)	20,700	45,954
GenMark Diagnostics Inc. (a)	7,200	74,448
Genomic Health Inc. (a)	4,300	136,353
Gentiva Health Services Inc. (a)	7,626	75,955
Geron Corp. (a)	32,073	48,110
Globus Medical Inc. Class A (a)	13,617	229,583
Greatbatch Inc. (a)	5,856	192,018
Greenway Medical Technologies Inc. (a)	3,500	43,190
GTx Inc. (a)	6,425	42,405
Haemonetics Corp. (a)	12,604	521,175
Halozyme Therapeutics Inc. (a)	22,740	180,556
Hanger Inc. (a)	8,600	272,018
Harvard Bioscience Inc. (a)	5,592	26,450
Healthsouth Corp. (a)	21,546	620,525
HealthStream Inc. (a)	4,982	126,144
Healthways Inc. (a)	8,570	148,947
HeartWare International Inc. (a)	4,102	390,141
Hi-Tech Pharmacal Co. Inc.	2,900	96,280
HMS Holdings Corp. (a)	21,900	510,270
Horizon Pharma Inc. (a)	12,900	31,734
Hyperion Therapeutics Inc. (a)	2,100	46,200
ICU Medical Inc. (a)	3,232	232,898
Idenix Pharmaceuticals Inc. (a)	24,951	90,073
ImmunoGen Inc. (a)	20,893	346,615
Immunomedics Inc. (a)	18,285	99,470
Impax Laboratories Inc. (a)	17,000	339,150
Infinity Pharmaceuticals Inc. (a)	11,891	193,229
Insmed Inc. (a)	7,000	83,720
Insulet Corp. (a)	13,397	420,800
Insys Therapeutics Inc. (a)	1,300	17,992
Integra LifeSciences Holdings Corp. (a)	5,027	184,139
Intercept Pharmaceuticals Inc. (a)	1,600	71,744
InterMune Inc. (a)	20,418	196,421
Invacare Corp.	8,104	116,373
IPC The Hospitalist Co. (a)	4,100	210,576
Ironwood Pharmaceuticals Inc. (a)	23,162	230,462
Isis Pharmaceuticals Inc. (a)	27,985	751,957
KaloBios Pharmaceuticals Inc. (a)	2,198	12,441
Keryx Biopharmaceuticals Inc. (a)	20,278	151,477
Kindred Healthcare Inc. (a)	13,637	179,054
KYTHERA Biopharmaceuticals Inc. (a)	2,500	67,625
Landauer Inc.	2,380	114,978
Lannett Company Inc. (a)	4,000	47,640
Lexicon Pharmaceuticals Inc. (a)	58,500	126,945
LHC Group Inc. (a)	3,000	58,740
Ligand Pharmaceuticals Inc. Class B (a)	4,416	165,247
Luminex Corp. (a)	9,314	191,962
Magellan Health Services Inc. (a)	6,691	375,231
MAKO Surgical Corp. (a)	10,547	127,091
MannKind Corp. (a)	37,013	240,584

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Masimo Corp.	12,125	$257,050
MedAssets Inc. (a)	15,308	271,564
Medical Action Industries Inc. (a)	3,600	27,720
Medicines Co., The (a)	13,910	427,872
Medidata Solutions Inc. (a)	6,628	513,339
MEI Pharma Inc. (a)	2,400	17,112
Merge Healthcare Inc. (a)	16,100	57,960
Meridian Bioscience Inc.	10,200	219,300
Merit Medical Systems Inc. (a)	10,396	115,915
Merrimack Pharmaceuticals Inc. (a)	22,600	152,098
MiMedx Group Inc. (a)	21,000	148,260
Molina Healthcare Inc. (a)	7,043	261,859
Momenta Pharmaceuticals Inc. (a)	11,911	179,380
MWI Veterinary Supply Inc. (a)	3,200	394,368
Nanosphere Inc. (a)	10,400	31,928
National Healthcare Corp.	2,773	132,549
National Research Corp. Class A (a)	2,400	43,200
Natus Medical Inc. (a)	7,800	106,470
Navidea Biopharmaceuticals Inc. (a)	29,700	79,299
Nektar Therapeutics (a)	29,108	336,197
Neogen Corp. (a)	5,984	332,471
NeoGenomics Inc. (a)	8,200	32,636
Neurocrine Biosciences Inc. (a)	16,738	223,954
NewLink Genetics Corp. (a)	4,200	82,824
Novavax Inc. (a)	33,103	67,861
NPS Pharmaceuticals Inc. (a)	24,915	376,216
NuVasive Inc. (a)	10,898	270,161
NxStage Medical Inc. (a)	14,819	211,615
Omeros Corp. (a)	6,900	34,776
Omnicell Inc. (a)	8,600	176,730
Omthera Pharmaceuticals Inc. (a)	1,326	17,636
OncoGenex Pharmaceutical Inc. (a)	3,596	35,241
Opko Health Inc. (a)	35,310	250,701
Optimer Pharmaceuticals Inc. (a)	12,000	173,640
OraSure Technologies Inc. (a)	13,475	52,283
Orexigen Therapeutics Inc. (a)	23,544	137,732
Orthofix International NV (a)	4,700	126,430
Osiris Therapeutics Inc. (a)	4,300	43,301
OvaScience Inc. (a)	2,200	30,206
Owens & Minor Inc.	15,728	532,078
Pacific Biosciences of California Inc. (a)	11,869	29,910
Pacira Pharmaceuticals Inc. (a)	6,816	197,664
Parexel International Corp. (a)	14,040	644,998
PDL BioPharma Inc.	34,715	268,000
Peregrine Pharmaceuticals Inc. (a)	34,100	43,989
Pernix Therapeutics Holdings Inc. (a)	4,711	17,007
PharMerica Corp. (a)	7,418	102,814
PhotoMedex Inc. (a)	3,300	52,602
Portola Pharmaceuticals Inc. (a)	2,366	58,133
Pozen Inc. (a)	6,699	33,562
Progenics Pharmaceuticals Inc. (a)	12,669	56,504
Prothena Corp. PLC (a)	2,900	37,439
Providence Service Corp. (a)	2,599	75,605
Puma Biotechnology Inc. (a)	5,462	242,349
Quality Systems Inc.	10,052	188,073
Questcor Pharmaceuticals Inc.	12,900	586,434

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quidel Corp. (a)	7,000	$178,710
Raptor Pharmaceutical Corp. (a)	14,005	130,947
Receptos Inc. (a)	1,465	29,139
Regulus Therapeutics Inc. (a)	2,200	21,582
Repligen Corp. (a)	7,700	63,448
Repros Therapeutics Inc. (a)	4,800	88,560
Rigel Pharmaceuticals Inc. (a)	21,497	71,800
Rochester Medical Corp. (a)	2,700	39,771
Rockwell Medical Inc. (a)	9,756	35,219
RTI Biologics Inc. (a)	13,700	51,512
Sagent Pharmaceuticals Inc. (a)	4,139	86,836
Sangamo BioSciences Inc. (a)	12,900	100,749
Santarus Inc. (a)	13,600	286,280
Sarepta Therapeutics Inc. (a)	7,900	300,595
SciClone Pharmaceuticals Inc. (a)	12,600	62,496
Select Medical Holdings Corp.	12,134	99,499
Sequenom Inc. (a)	28,414	119,623
SIGA Technologies Inc. (a)	8,400	23,856
Skilled Healthcare Group Inc. Class A (a)	5,000	33,400
Solta Medical Inc. (a)	17,730	40,424
Spectranetics Corp. (a)	10,185	190,256
Spectrum Pharmaceuticals Inc.	15,028	112,109
STAAR Surgical Co. (a)	9,524	96,669
Stemline Therapeutics Inc. (a)	2,300	54,832
STERIS Corp.	14,631	627,377
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	25,662
Sunesis Pharmaceuticals Inc. (a)	8,610	44,858
Supernus Pharmaceuticals Inc. (a)	3,700	23,791
SurModics Inc. (a)	3,600	72,036
Symmetry Medical Inc. (a)	9,208	77,531
Synageva BioPharma Corp. (a)	4,200	176,400
Synergy Pharmaceuticals Inc. (a)	20,000	86,400
Synta Pharmaceuticals Corp. (a)	10,200	50,898
Targacept Inc. (a)	6,778	28,942
Team Health Holdings Inc. (a)	17,103	702,420
TearLab Corp. (a)	6,400	67,968
Tesaro Inc. (a)	3,300	108,042
Tetraphase Pharmaceuticals Inc. (a)	2,900	20,387
TG Therapeutics Inc. (a)	3,200	20,448
TherapeuticsMD Inc. (a)	19,400	58,782
Thoratec Corp. (a)	14,200	444,602
Threshold Pharmaceuticals Inc. (a)	11,400	59,964
Tornier NV (a)	6,502	113,785
Triple-S Management Corp. Class B (a)	5,900	126,673
Trius Therapeutics Inc. (a)	9,261	75,199
U.S. Physical Therapy Inc.	2,900	80,156
Unilife Corp. (a)	22,694	71,940
Universal American Corp.	9,556	84,953
USMD Holdings Inc. (a)	300	8,877
Utah Medical Products Inc.	800	43,440
Vanda Pharmaceuticals Inc. (a)	6,800	54,944
Vanguard Health Systems Inc. (a)	8,400	174,216
Vascular Solutions Inc. (a)	3,900	57,369
Verastem Inc. (a)	3,600	49,968
Vical Inc. (a)	18,663	58,415

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ViroPharma Inc. (a)	16,183	$463,643
VIVUS Inc. (a)	25,261	317,783
Vocera Communications Inc. (a)	5,200	76,440
Volcano Corp. (a)	13,500	244,755
WellCare Health Plans Inc. (a)	10,877	604,217
West Pharmaceutical Services Inc.	8,614	605,220
Wright Medical Group Inc. (a)	10,081	264,223
Xenoport Inc. (a)	10,722	53,074
XOMA Corp. (a)	15,500	56,265
Zeltiq Aesthetics Inc. (a)	4,300	27,477
ZIOPHARM Oncology Inc. (a)	16,491	34,631
Zogenix Inc. (a)	19,804	33,865

		43,111,031

Industrials (14.02%)
A.T. Cross Co. Class A (a)	2,338	39,629
Aaon Inc.	4,645	153,657
AAR Corp.	10,003	219,866
ABM Industries Inc.	13,635	334,194
Acacia Research Corp.	12,152	271,597
ACCO Brands Corp. (a)	28,622	182,036
Accuride Corp. (a)	9,947	50,332
Aceto Corp.	6,964	97,009
Acorn Energy Inc.	4,500	37,980
Actuant Corp. Class A	18,093	596,526
Acuity Brands Inc.	10,613	801,494
Advisory Board Co., The (a)	8,856	483,980
Aegion Corp. (a)	9,556	215,106
Aerovironment Inc. (a)	4,404	88,873
Air Transport Services Group Inc. (a)	13,100	86,591
Aircastle Ltd.	17,004	271,894
Alamo Group Inc.	1,685	68,782
Albany International Corp. Class A	6,951	229,244
Allegiant Travel Co.	3,710	393,223
Altra Holdings Inc.	6,600	180,708
Ameresco Inc. Class A (a)	5,100	45,951
American Railcar Industries Inc.	2,309	77,375
American Science & Engineering Inc.	2,081	116,536
American Superconductor Corp. (a)	9,196	24,277
American Woodmark Corp. (a)	2,433	84,425
Ampco-Pittsburgh Corp.	2,200	41,294
API Technologies Corp. (a)	8,300	23,240
Apogee Enterprises Inc.	7,136	171,264
Applied Industrial Technologies Inc.	10,449	505,000
ARC Document Solutions Inc. (a)	9,321	37,284
Argan Inc.	3,500	54,594
Arkansas Best Corp.	6,390	146,650
Astec Industries Inc.	5,114	175,359
Astronics Corp. (a)	3,036	124,081
Atlas Air Worldwide Holdings Inc. (a)	6,343	277,570
AZZ Inc.	6,400	246,784
Barnes Group Inc.	13,344	400,187
Barrett Business Services Inc.	1,800	93,978
Beacon Roofing Supply Inc. (a)	12,085	457,780
Belden Inc.	10,973	547,882
Blount International Inc. (a)	12,494	147,679
BlueLinx Holdings Inc. (a)	8,286	17,815

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Brady Corp.	11,413	$350,721
Briggs & Stratton Corp.	12,180	241,164
Brink’s Co., The	11,999	306,094
Builders FirstSource Inc. (a)	10,705	64,016
CAI International Inc. (a)	4,300	101,351
Capstone Turbine Corp. (a)	75,737	88,612
Casella Waste Systems Inc. Class A (a)	9,114	39,281
CBIZ Inc. (a)	9,736	65,329
CDI Corp.	3,486	49,362
CECO Environmental Corp.	2,500	30,750
Celadon Group Inc.	5,200	94,900
Cenveo Inc. (a)	13,671	29,119
Chart Industries Inc. (a)	7,500	705,675
CIRCOR International Inc.	4,321	219,766
Clarcor Inc.	12,313	642,862
Coleman Cable Inc.	2,070	37,384
Columbus McKinnon Corp. (a)	4,700	100,204
Comfort Systems USA Inc.	9,173	136,861
Commercial Vehicle Group Inc. (a)	6,196	46,222
Consolidated Graphics Inc. (a)	1,701	79,964
Corporate Executive Board Co., The	8,300	524,726
Courier Corp.	3,101	44,282
CRA International Inc. (a)	2,415	44,605
Cubic Corp.	4,965	238,816
Curtiss-Wright Corp.	11,678	432,787
Deluxe Corp.	12,600	436,590
DigitalGlobe Inc. (a)	18,523	574,398
Douglas Dynamics Inc.	5,610	72,818
Ducommun Inc. (a)	2,600	55,276
DXP Enterprises Inc. (a)	2,400	159,840
Dycom Industries Inc. (a)	8,333	192,826
Dynamic Materials Corp.	3,254	53,724
Echo Global Logistics Inc. (a)	4,500	87,705
Edgen Group Inc. (a)	3,800	24,244
EMCOR Group Inc.	16,756	681,131
Encore Wire Corp.	5,095	173,740
Energy Recovery Inc. (a)	11,500	47,495
EnerNOC Inc. (a)	6,830	90,566
EnerSys	11,985	587,744
Engility Holdings Inc. (a)	4,300	122,206
Ennis Inc.	6,632	114,667
Enphase Energy Inc. (a)	4,000	30,920
EnPro Industries Inc. (a)	5,248	266,388
Erickson Air-Crane Inc. (a)	900	16,929
ESCO Technologies Inc.	6,510	210,794
Esterline Technologies Corp. (a)	7,789	563,067
ExOne Co., The (a)	1,531	94,493
Exponent Inc.	3,229	190,866
Federal Signal Corp. (a)	15,434	135,048
Flow International Corp. (a)	12,300	45,387
Forward Air Corp.	7,408	283,578
Franklin Covey Co. (a)	2,200	29,612
Franklin Electric Co. Inc.	11,796	396,935
Freightcar America Inc.	3,060	51,989
FTI Consulting Inc. (a)	9,982	328,308
FuelCell Energy Inc. (a)	40,110	50,940
Furmanite Corp. (a)	9,400	62,886

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
G&K Services Inc. Class A	4,780	$227,528
GenCorp Inc. (a)	15,226	247,575
Generac Holdings Inc.	12,790	473,358
General Cable Corp.	12,400	381,300
Gibraltar Industries Inc. (a)	7,482	108,938
Global Brass & Copper Holdings Inc. (a)	2,000	26,480
Global Power Equipment Group Inc.	4,373	70,493
Gorman-Rupp Co., The	3,633	115,675
GP Strategies Corp. (a)	3,800	90,516
GrafTech International Ltd. (a)	29,000	211,120
Graham Corp.	2,600	78,078
Granite Construction Inc.	9,653	287,273
Great Lakes Dredge & Dock Co.	14,800	115,736
Greenbrier Companies Inc. (a)	6,234	151,923
Griffon Corp.	11,236	126,405
H&E Equipment Services Inc.	7,400	155,918
Hardinge Inc.	3,000	44,340
Hawaiian Holdings Inc. (a)	13,000	79,430
Healthcare Services Group Inc.	17,147	420,444
Heartland Express Inc.	11,176	155,011
Heico Corp.	13,153	662,517
Heidrick & Struggles International Inc.	4,712	78,785
Heritage-Crystal Clean Inc. (a)	1,967	28,738
Herman Miller Inc.	14,500	392,515
HNI Corp.	11,247	405,679
Houston Wire & Cable Co.	4,500	62,280
Hub Group Inc. (a)	9,150	333,243
Hurco Companies Inc.	1,569	45,140
Huron Consulting Group Inc. (a)	5,790	267,730
Hyster-Yale Materials Handling Inc.	2,596	163,003
ICF International Inc. (a)	4,900	154,399
II-VI Inc. (a)	12,696	206,437
Innerworkings Inc. (a)	10,952	118,829
Innovative Solutions and Support Inc.	3,100	19,840
Insperity Inc.	5,699	172,680
Insteel Industries Inc.	4,500	78,840
Interface Inc.	14,905	252,938
International Shipholding Corp.	1,333	31,099
Intersections Inc.	2,270	19,908
Jetblue Airways Corp. (a)	57,435	361,840
John Bean Technologies Corp.	7,100	149,171
Kadant Inc.	2,858	86,226
Kaman Corp.	6,846	236,598
Kaydon Corp.	7,985	219,987
Kelly Services Inc. Class A	6,716	117,329
Keyw Holding Corp., The (a)	7,911	104,821
Kforce Inc.	6,726	98,200
Kimball International Inc. Class B	7,983	77,515
Knight Transportation Inc.	14,596	245,505
Knoll Inc.	12,244	173,987
Korn/Ferry International (a)	12,233	229,246
Kratos Defense & Security Solutions Inc. (a)	10,224	66,252
L.B. Foster Co. Class A	2,536	109,479
Layne Christensen Co. (a)	4,986	97,277
Lindsay Corp.	3,198	239,786

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
LMI Aerospace Inc. (a)	2,700	$50,598
LSI Industries Inc.	5,747	46,493
Lydall Inc. (a)	4,190	61,174
Manitex International Inc. (a)	3,100	33,945
Marten Transport Ltd.	5,797	90,839
MasTec Inc. (a)	14,781	486,295
Matson Inc.	10,600	265,000
McGrath Rentcorp	6,340	216,574
Meritor Inc. (a)	24,715	174,241
Met-Pro Corp.	3,800	51,072
Michael Baker Corp.	2,300	62,353
Middleby Corp. (a)	4,693	798,232
Miller Industries Inc.	2,600	39,988
Mine Safety Appliances Co.	7,018	326,688
Mistras Group Inc. (a)	3,962	69,652
Mobile Mini Inc. (a)	9,447	313,168
Moog Inc. Class A (a)	11,240	579,197
Mueller Industries Inc.	6,997	352,859
Mueller Water Products Inc.	38,803	268,129
Multi-Color Corp.	2,973	90,201
MYR Group Inc. (a)	5,000	97,250
National Presto Industries Inc.	1,218	87,733
National Technical Systems Inc. (a)	1,700	23,783
Navigant Consulting Inc. (a)	12,248	146,976
NCI Building Systems Inc. (a)	5,254	80,334
NL Industries Inc.	1,843	20,826
NN Inc.	4,117	46,975
Nortek Inc. (a)	2,189	141,037
Northwest Pipe Co. (a)	2,400	66,960
Odyssey Marine Exploration Inc. (a)	19,131	56,628
Omega Flex Inc.	600	8,922
On Assignment Inc. (a)	11,400	304,608
Orbital Sciences Corp. (a)	14,729	255,843
Orion Marine Group Inc. (a)	6,764	81,777
Pacer International Inc. (a)	8,370	52,815
Park-Ohio Holdings Corp. (a)	2,266	74,733
Patrick Industries Inc. (a)	1,700	35,343
Patriot Transportation Holding Inc. (a)	1,500	45,060
Pendrell Corp. (a)	40,546	106,231
Performant Financial Corp. (a)	5,500	63,745
PGT Inc. (a)	8,300	71,961
Pike Electric Corp.	6,400	78,720
Ply Gem Holdings Inc. (a)	3,900	78,234
PMFG Inc. (a)	5,100	35,292
Polypore International Inc. (a)	11,600	467,480
Powell Industries Inc. (a)	2,355	121,636
Power Solutions International Inc. (a)	500	16,795
PowerSecure International Inc. (a)	4,700	70,641
Preformed Line Products Co.	600	39,786
Primoris Services Corp.	8,764	172,826
Proto Labs Inc. (a)	4,208	273,394
Quad Graphics Inc.	6,240	150,384
Quality Distribution Inc. (a)	5,376	47,524
Quanex Building Products Corp.	9,241	155,618
Raven Industries Inc.	9,184	275,336
RBC Bearings Inc. (a)	5,700	296,115

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Republic Airways Holdings Inc. (a)	12,432	$140,855
Resources Connection Inc.	9,864	114,422
Revolution Lighting Technologies Inc. (a)	7,400	29,600
Rexnord Corp. (a)	7,772	130,958
Roadrunner Transportation Systems Inc. (a)	4,431	123,359
RPX Corp. (a)	8,066	135,509
Rush Enterprises Inc. Class A (a)	8,668	214,533
Saia Inc. (a)	5,902	176,883
Schawk Inc.	3,482	45,719
Simpson Manufacturing Co. Inc.	10,057	295,877
SkyWest Inc.	13,121	177,658
Sparton Corp. (a)	2,600	44,824
Spirit Airlines Inc. (a)	15,055	478,297
Standard Parking Corp. (a)	3,900	83,694
Standex International Corp.	3,127	164,949
Steelcase Inc.	20,900	304,722
Sterling Construction Company Inc. (a)	4,300	38,958
Sun Hydraulics Corp.	5,400	168,912
Swift Transportation Co. (a)	20,861	345,041
Swisher Hygiene Inc. (a)	28,533	24,536
TAL International Group Inc.	8,400	365,988
Taser International Inc. (a)	12,792	108,988
Team Inc. (a)	5,200	196,820
Tecumseh Products Co. Class A (a)	4,600	50,278
Teledyne Technologies Inc. (a)	9,313	720,361
Tennant Co.	4,571	220,642
Tetra Tech Inc. (a)	16,021	376,654
Textainer Group Holdings Ltd.	5,300	203,732
Thermon Group Holdings Inc. (a)	6,724	137,170
Titan International Inc.	13,438	226,699
Titan Machinery Inc. (a)	4,300	84,409
TMS International Corp. Class A	3,798	56,324
TRC Companies Inc. (a)	4,335	30,345
Trex Co. Inc. (a)	4,234	201,073
TriMas Corp. (a)	9,831	366,500
TrueBlue Inc. (a)	10,310	217,026
Tutor Perini Corp. (a)	9,073	164,131
Twin Disc Inc.	2,052	48,632
Ultrapetrol Bahamas Ltd. (a)	5,300	15,105
UniFirst Corp.	3,675	335,344
United Stationers Inc.	10,008	335,768
Universal Forest Products Inc.	4,910	196,007
Universal Truckload Services Inc. (a)	1,400	33,754
US Airways Group Inc. (a)	40,531	665,519
US Ecology Inc.	4,558	125,072
USG Corp. (a)	19,122	440,762
UTi Worldwide Inc.	22,700	373,869
Viad Corp.	5,162	126,572
Vicor Corp. (a)	4,808	32,935
VSE Corp.	1,100	45,177
Wabash National Corp. (a)	17,043	173,498
WageWorks Inc. (a)	6,200	213,590
Watsco Inc.	6,368	534,657
Watts Water Technologies Inc.	7,051	319,692
Werner Enterprises Inc.	11,226	271,332

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Wesco Aircraft Holdings Inc. (a)	10,260	$190,528
West Corp.	5,300	117,342
Woodward Inc.	17,110	684,400
Xerium Technologies Inc. (a)	2,700	27,486
XPO Logistics Inc. (a)	4,500	81,405
YRC Worldwide Inc. (a)	2,300	66,125

		50,190,085

Information Technology (17.01%)
Accelrys Inc. (a)	14,125	118,650
ACI Worldwide Inc. (a)	9,816	456,248
Active Network Inc., The (a)	13,448	101,801
Actuate Corp. (a)	11,200	74,368
Acxiom Corp. (a)	18,361	416,427
Adtran Inc.	14,848	365,409
Advanced Energy Industries Inc. (a)	9,933	172,934
Advent Software Inc. (a)	8,110	284,337
Aeroflex Holding Corp. (a)	4,884	38,535
Agilysys Inc. (a)	3,514	39,673
Alliance Fiber Optic Products Inc.	1,400	28,014
Alpha & Omega Semiconductor Ltd. (a)	4,490	34,304
Ambarella Inc. (a)	4,600	77,418
American Software Inc. Class A	6,300	54,747
Amkor Technology Inc. (a)	15,864	66,787
ANADIGICS Inc. (a)	20,400	44,880
Anaren Inc. (a)	2,846	65,287
Angie’s List Inc. (a)	10,500	278,775
Anixter International Inc. (a)	6,735	510,580
Applied Micro Circuits Corp. (a)	16,662	146,626
ARRIS Group Inc. (a)	29,206	419,106
Aruba Networks Inc. (a)	28,555	438,605
Aspen Technology Inc. (a)	23,362	672,592
ATMI Inc. (a)	7,988	188,916
Audience Inc. (a)	2,400	31,704
AVG Technologies NV (a)	6,000	116,700
Aviat Networks Inc. (a)	15,150	39,693
Avid Technology Inc. (a)	7,200	42,336
Axcelis Technologies Inc. (a)	25,726	46,821
Badger Meter Inc.	3,530	157,262
Bankrate Inc. (a)	11,751	168,744
Bazaarvoice Inc. (a)	12,000	113,040
Bel Fuse Inc.	2,483	33,396
Benchmark Electronics Inc. (a)	13,576	272,878
Black Box Corp.	4,155	105,205
Blackbaud Inc.	11,411	371,656
Blackhawk Network Holdings Inc. (a)	2,800	64,960
Blucora Inc. (a)	10,120	187,625
Bottomline Technologies Inc. (a)	9,431	238,510
Brightcove Inc. (a)	7,000	61,320
BroadSoft Inc. (a)	7,000	193,200
Brooks Automation Inc.	16,449	160,049
Cabot Microelectronics Corp. (a)	5,861	193,472
CACI International Inc. Class A (a)	5,718	363,036
CalAmp Corp. (a)	8,700	127,020
Calix Inc. (a)	10,120	102,212

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Callidus Software Inc. (a)	8,803	$58,012
Carbonite Inc. (a)	2,900	35,931
Cardtronics Inc. (a)	11,200	309,120
Cass Information Systems Inc.	2,506	115,527
Cavium Inc. (a)	12,737	450,508
CEVA Inc. (a)	5,300	102,608
ChannelAdvisor Corp. (a)	1,466	23,060
Checkpoint Systems Inc. (a)	9,915	140,694
Ciber Inc. (a)	18,443	61,600
Ciena Corp. (a)	25,100	487,442
Cirrus Logic Inc. (a)	15,597	270,764
Cognex Corp.	10,861	491,134
Coherent Inc.	6,000	330,420
Cohu Inc.	6,008	75,100
CommVault Systems Inc. (a)	11,588	879,413
Computer Task Group Inc.	4,000	91,880
comScore Inc. (a)	8,928	217,754
Comtech Telecommunications Corp.	4,088	109,926
Comverse Inc. (a)	5,549	165,138
Constant Contact Inc. (a)	7,700	123,739
Convergys Corp.	26,061	454,243
Cornerstone OnDemand Inc. (a)	9,992	432,554
CoStar Group Inc. (a)	7,128	920,011
Cray Inc. (a)	9,822	192,904
CSG Systems International Inc. (a)	8,265	179,350
CTS Corp.	8,641	117,863
Cyan Inc. (a)	1,931	20,179
Cypress Semiconductor Corp. (a)	36,500	391,645
Daktronics Inc.	8,952	91,848
Datalink Corp. (a)	3,900	41,496
Dealertrack Technologies Inc. (a)	10,741	380,554
Demand Media Inc. (a)	8,933	53,598
Demandware Inc. (a)	4,000	169,640
Dice Holdings Inc. (a)	10,518	96,871
Digi International Inc. (a)	6,780	63,529
Digimarc Corp.	1,481	30,760
Digital River Inc. (a)	8,778	164,763
Diodes Inc. (a)	8,846	229,731
DSP Group Inc. (a)	4,724	39,256
DTS Inc. (a)	4,446	91,499
E2open Inc. (a)	3,700	64,750
EarthLink Inc.	25,140	156,119
Ebix Inc.	8,139	75,367
eGain Corp. (a)	3,300	31,746
Electro Rent Corp.	4,606	77,335
Electro Scientific Industries Inc.	5,538	59,589
Electronics for Imaging Inc. (a)	11,508	325,561
Ellie Mae Inc. (a)	6,348	146,512
Emulex Corp. (a)	23,280	151,786
Entegris Inc. (a)	34,813	326,894
Entropic Communications Inc. (a)	21,600	92,232
Envestnet Inc. (a)	5,700	140,220
EPAM Systems Inc. (a)	5,400	146,772
EPIQ Systems Inc.	7,690	103,584
ePlus Inc.	918	54,979
Euronet Worldwide Inc. (a)	12,397	394,968
EVERTEC Inc. (a)	7,300	160,381

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ExactTarget Inc. (a)	10,600	$357,432
Exar Corp. (a)	9,767	105,191
Exlservice Holdings Inc. (a)	8,064	238,372
Extreme Networks Inc. (a)	22,664	78,191
Fabrinet (a)	7,028	98,392
Fair Isaac Corp.	8,902	407,979
FARO Technologies Inc. (a)	4,249	143,701
FEI Co.	9,586	699,682
Finisar Corp. (a)	23,067	390,986
Fleetmatics Group Ltd. PLC (a)	4,100	136,243
Formfactor Inc. (a)	13,743	92,765
Forrester Research Inc.	3,152	115,647
Fusion-io Inc. (a)	18,900	269,136
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Global Cash Access Holdings Inc. (a)	16,837	105,400
Global Eagle Entertainment Inc. (a)	5,300	53,318
Globecomm Systems Inc. (a)	5,700	72,048
Glu Mobile Inc. (a)	13,812	30,386
GSI Group Inc. (a)	7,355	59,134
GSI Technology Inc. (a)	5,400	34,128
GT Advanced Technologies Inc. (a)	29,400	122,010
Guidance Software Inc. (a)	3,744	32,723
Guidewire Software Inc. (a)	10,400	437,320
Hackett Group Inc., The	6,294	32,666
Harmonic Inc. (a)	28,110	178,498
Heartland Payment Systems Inc.	8,975	334,319
Higher One Holdings Inc. (a)	7,471	86,962
Hittite Microwave Corp. (a)	7,900	458,200
Hutchinson Technology Inc. (a)	5,800	27,434
iGate Corp. (a)	8,726	143,281
Imation Corp. (a)	7,659	32,398
Immersion Corp. (a)	7,200	95,400
Imperva Inc. (a)	5,054	227,632
Infinera Corp. (a)	28,821	307,520
Infoblox Inc. (a)	12,500	365,750
Inphi Corp. (a)	6,737	74,107
Insight Enterprises Inc. (a)	11,048	195,992
Integrated Device Technology Inc. (a)	32,703	259,662
Integrated Silicon Solution Inc. (a)	7,139	78,243
Interactive Intelligence Group (a)	3,811	196,648
InterDigital Inc.	10,292	459,538
Intermec Inc. (a)	14,704	144,540
Intermolecular Inc. (a)	4,700	34,169
Internap Network Services Corp. (a)	12,990	107,427
International Rectifier Corp. (a)	17,100	358,074
Intersil Corp. Class A	31,200	243,984
Intralinks Holdings Inc. (a)	9,533	69,210
InvenSense Inc. (a)	14,100	216,858
Itron Inc. (a)	9,800	415,814
Ixia (a)	13,999	257,582
IXYS Corp.	6,314	69,833
j2 Global Inc.	11,415	485,252
Jive Software Inc. (a)	9,900	179,883
Kemet Corp. (a)	10,879	44,713
Keynote Systems Inc.	4,190	82,794
Kopin Corp. (a)	17,200	63,812

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
KVH Industries Inc. (a)	4,200	$55,902
Lattice Semiconductor Corp. (a)	29,593	150,037
Limelight Networks Inc. (a)	14,179	31,903
Lionbridge Technologies Inc. (a)	14,200	41,180
Liquidity Services Inc. (a)	6,312	218,837
Littelfuse Inc.	5,437	405,655
LivePerson Inc. (a)	13,900	124,474
LogMeIn Inc. (a)	6,070	148,472
LTX-Credence Corp. (a)	12,296	73,653
M/A-COM Technology Solutions Holdings Inc. (a)	2,600	37,960
Manhattan Associates Inc. (a)	4,805	370,754
ManTech International Corp. Class A	6,055	158,157
Marchex Inc. Class B	5,366	32,303
Marin Software Inc. (a)	2,300	23,552
Market Leader Inc. (a)	5,600	59,920
Marketo Inc. (a)	1,731	43,050
MAXIMUS Inc.	8,498	632,931
MaxLinear Inc. Class A (a)	5,686	39,802
Maxwell Technologies Inc. (a)	6,900	49,335
Measurement Specialties Inc. (a)	3,900	181,467
Mentor Graphics Corp.	23,756	464,430
Mercury Systems Inc. (a)	7,978	73,557
Mesa Laboratories Inc.	700	37,891
Methode Electronics Inc.	8,967	152,529
Micrel Inc.	11,295	111,595
Microsemi Corp. (a)	23,061	524,638
MicroStrategy Inc. (a)	2,225	193,486
Millennial Media Inc. (a)	8,800	76,648
Mindspeed Technologies Inc. (a)	9,751	31,593
Mitek Systems Inc. (a)	5,500	31,790
MKS Instruments Inc.	13,278	352,398
Model N Inc. (a)	2,000	46,720
ModusLink Global Solutions Inc. (a)	9,195	29,240
MoneyGram International Inc. (a)	5,462	123,714
Monolithic Power Systems Inc.	9,103	219,473
Monotype Imaging Holdings Inc.	9,700	246,477
Monster Worldwide Inc. (a)	28,900	141,899
MoSys Inc. (a)	11,682	46,962
Move Inc. (a)	9,852	126,303
MTS Systems Corp.	3,870	219,042
Multi-Fineline Electronix Inc. (a)	2,134	31,605
Nanometrics Inc. (a)	5,904	86,612
Navarre Corp. (a)	10,000	27,600
Neonode Inc. (a)	5,700	33,915
NeoPhotonics Corp. (a)	5,000	43,450
Netgear Inc. (a)	9,448	288,542
NetScout Systems Inc. (a)	8,800	205,392
Newport Corp. (a)	9,418	131,193
NIC Inc.	15,906	262,926
NumereX Corp. Class A (a)	3,427	38,245
NVE Corp. (a)	1,200	56,184
Omnivision Technologies Inc. (a)	13,445	250,749
OpenTable Inc. (a)	5,600	358,120
Oplink Communications Inc. (a)	4,545	78,947
OSI Systems Inc. (a)	4,965	319,845
Park Electrochemical Corp.	5,188	124,564

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ParkerVision Inc. (a)	22,000	$100,100
PC Connection Inc.	2,620	40,479
PC-Tel Inc.	4,700	39,856
PDF Solutions Inc. (a)	6,063	111,741
Pegasystems Inc.	4,340	143,741
Peregrine Semiconductor Corp. (a)	6,595	71,951
Perficient Inc. (a)	8,100	108,054
Pericom Semiconductor Corp. (a)	5,809	41,360
Photronics Inc. (a)	14,772	119,062
Planet Payment Inc. (a)	10,500	28,980
Plantronics Inc.	10,796	474,160
Plexus Corp. (a)	8,440	252,272
PLX Technology Inc. (a)	11,411	54,316
PMC-Sierra Inc. (a)	50,700	321,945
Power Integrations Inc.	7,189	291,586
Power-One Inc. (a)	16,518	104,394
PRGX Global Inc. (a)	7,431	40,796
Procera Networks Inc. (a)	5,444	74,746
Progress Software Corp. (a)	13,710	315,467
Proofpoint Inc. (a)	5,400	130,842
PROS Holdings Inc. (a)	5,500	164,725
PTC Inc. (a)	29,544	724,714
QAD Inc. Class A	1,458	16,738
QLIK Technologies Inc. (a)	21,639	611,735
QLogic Corp. (a)	22,200	212,232
Qualys Inc. (a)	3,700	59,644
Quantum Corp. (a)	52,795	72,329
QuinStreet Inc. (a)	8,298	71,612
Radisys Corp. (a)	5,929	28,518
Rally Software Development Corp. (a)	1,700	42,194
Rambus Inc. (a)	27,958	240,159
RealD Inc. (a)	9,798	136,192
Realnetworks Inc. (a)	5,369	40,590
RealPage Inc. (a)	11,616	213,037
Reis Inc. (a)	2,100	38,829
Responsys Inc. (a)	9,025	129,148
RF Micro Devices Inc. (a)	70,498	377,164
Richardson Electronics Ltd.	2,833	33,259
Rofin-Sinar Technologies Inc. (a)	7,034	175,428
Rogers Corp. (a)	4,165	197,088
Rosetta Stone Inc. (a)	2,689	39,636
Rubicon Technology Inc. (a)	4,200	33,642
Ruckus Wireless Inc. (a)	10,800	138,348
Rudolph Technologies Inc. (a)	7,917	88,670
Sanmina Corp. (a)	20,826	298,853
Sapiens International Corp. NV	3,500	20,090
Sapient Corp. (a)	27,408	357,948
ScanSource Inc. (a)	6,978	223,296
SciQuest Inc. (a)	5,654	141,633
SeaChange International Inc. (a)	8,200	96,022
Semtech Corp. (a)	16,849	590,220
ServiceSource International Inc. (a)	15,159	141,282
ShoreTel Inc. (a)	14,639	58,995
Shutterstock Inc. (a)	1,800	100,404
Sigma Designs Inc. (a)	6,896	34,825
Silicon Graphics International Corp. (a)	8,400	112,392

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Silicon Image Inc. (a)	19,073	$111,577
Silver Spring Networks Inc. (a)	1,500	37,410
Sonus Networks Inc. (a)	52,506	158,043
Sourcefire Inc. (a)	7,803	433,457
Spansion Inc. Class A (a)	11,869	148,600
Spark Networks Inc. (a)	4,400	37,180
SPS Commerce Inc. (a)	3,725	204,875
SS&C Technologies Holdings Inc. (a)	14,517	477,609
Stamps.com Inc. (a)	3,328	131,090
STEC Inc. (a)	7,900	53,088
SunEdison Inc. (a)	57,400	468,958
SunPower Corp. (a)	10,100	209,070
Super Micro Computer Inc. (a)	8,307	88,386
Supertex Inc.	2,380	56,906
Support.com Inc. (a)	13,100	59,867
Sykes Enterprises Inc. (a)	9,935	156,576
Symmetricom Inc. (a)	10,146	45,556
Synaptics Inc. (a)	8,124	313,261
Synchronoss Technologies Inc. (a)	7,300	225,351
SYNNEX Corp. (a)	6,505	275,031
Syntel Inc.	3,858	242,552
Take-Two Interactive Software Inc. (a)	20,400	305,388
Tangoe Inc. (a)	7,518	116,003
TechTarget (a)	3,326	14,867
TeleCommunication Systems Inc. Class A (a)	11,900	27,727
TeleNav Inc. (a)	4,108	21,485
TeleTech Holdings Inc. (a)	4,905	114,924
Tellabs Inc.	88,400	175,032
TESSCO Technologies Inc.	1,400	36,960
Tessera Technologies Inc.	13,272	276,058
TiVo Inc. (a)	31,540	348,517
Travelzoo Inc. (a)	2,100	57,246
TriQuint Semiconductor Inc. (a)	40,615	281,462
Trulia Inc. (a)	6,000	186,540
TTM Technologies Inc. (a)	13,560	113,904
Tyler Technologies Inc. (a)	7,890	540,860
Ubiquiti Networks Inc.	3,146	55,181
Ultimate Software Group Inc. (a)	6,878	806,721
Ultra Clean Holdings Inc. (a)	6,323	38,254
Ultratech Inc. (a)	6,879	252,597
Uni-Pixel Inc. (a)	2,500	36,775
Unisys Corp. (a)	11,079	244,514
United Online Inc.	23,256	176,280
Universal Display Corp. (a)	10,098	283,855
Unwired Planet Inc. (a)	21,400	41,730
ValueClick Inc. (a)	18,864	465,564
VASCO Data Security International Inc. (a)	6,902	57,356
Veeco Instruments Inc. (a)	9,802	347,187
Verint Systems Inc. (a)	13,077	463,841
ViaSat Inc. (a)	9,799	700,237
Viasystems Group Inc. (a)	1,056	12,176
Virnetx Holding Corp. (a)	10,627	212,434
Virtusa Corp. (a)	5,100	113,016
Vishay Precision Group Inc. (a)	3,021	45,738
VistaPrint NV (a)	8,134	401,576

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Vocus Inc. (a)	4,400	$46,288
Volterra Semiconductor Corp. (a)	6,421	90,665
Vringo Inc. (a)	16,700	52,939
Web.com Group Inc. (a)	10,457	267,699
WebMD Health Corp. (a)	8,700	255,519
Westell Technologies Inc. Class A (a)	9,462	22,614
WEX Inc. (a)	9,598	736,167
XO Group Inc. (a)	6,900	77,280
Xoom Corp. (a)	1,826	41,852
Yelp Inc. (a)	7,400	257,298
Zillow Inc. (a)	5,209	293,267
Zix Corp. (a)	16,400	69,365
Zygo Corp. (a)	4,300	67,983

		60,885,537

Materials (4.84%)
A. Schulman Inc.	7,345	196,993
ADA-ES Inc.	2,500	105,298
AEP Industries Inc. (a)	1,100	81,829
AK Steel Holding Corp. (a)	33,900	103,056
Allied Nevada Gold Corp. (a)	25,800	167,184
AM Castle & Co. (a)	4,189	66,019
AMCOL International Corp.	6,844	216,886
American Pacific Corp. (a)	1,500	42,525
American Vanguard Corp.	7,013	164,315
Arabian American Development Co. (a)	5,000	43,500
Axiall Corp.	17,282	735,868
Balchem Corp.	7,388	330,613
Berry Plastics Group Inc. (a)	13,800	304,566
Boise Cascade Co. (a)	3,398	86,343
Boise Inc.	25,376	216,711
Buckeye Technologies Inc.	9,680	358,547
Calgon Carbon Corp. (a)	13,545	225,931
Century Aluminum Co. (a)	12,700	117,856
Chase Corp.	1,554	34,747
Chemtura Corp. (a)	24,625	499,888
Clearwater Paper Corp. (a)	5,576	262,407
Coeur Mining Inc. (a)	25,446	338,432
Commercial Metals Co.	28,900	426,853
Deltic Timber Corp.	2,730	157,849
Ferro Corp. (a)	18,017	125,218
Flotek Industries Inc. (a)	11,828	212,194
FutureFuel Corp.	5,373	76,135
General Moly Inc. (a)	16,300	30,481
Globe Specialty Metals Inc.	16,405	178,322
Gold Resource Corp.	8,473	73,800
Graphic Packaging Holding Co. (a)	52,110	403,331
GSE Holding Inc. (a)	2,000	11,580
Handy & Harman Ltd. (a)	1,448	25,890
Hawkins Inc.	2,365	93,157
Haynes International Inc.	3,100	148,397
HB Fuller Co.	12,554	474,667
Headwaters Inc. (a)	18,276	161,560
Hecla Mining Co.	82,561	246,032

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Horsehead Holding Corp. (a)	10,929	$140,000
Innophos Holdings Inc.	5,500	259,435
Innospec Inc.	5,849	235,013
Intrepid Potash Inc.	13,600	259,080
Kaiser Aluminum Corp.	4,600	284,924
Kapstone Paper and Packaging Corp.	10,173	408,751
KMG Chemicals Inc.	2,001	42,221
Koppers Holdings Inc.	5,119	195,443
Kraton Performance Polymers Inc. (a)	8,014	169,897
Landec Corp. (a)	6,700	88,507
Louisiana-Pacific Corp. (a)	34,410	508,924
LSB Industries Inc. (a)	4,700	142,927
Materion Corp.	5,252	142,277
Midway Gold Corp. (a)	25,705	24,240
Minerals Technologies Inc.	8,618	356,268
Molycorp Inc. (a)	30,800	190,960
Myers Industries Inc.	6,945	104,244
Neenah Paper Inc.	3,853	122,410
Noranda Aluminum Holding Corp.	8,404	27,145
Olin Corp.	19,810	473,855
Olympic Steel Inc.	2,300	56,350
OM Group Inc. (a)	7,891	243,990
Omnova Solutions Inc. (a)	11,758	94,182
P. H. Glatfelter Co.	10,796	270,980
Paramount Gold and Silver Corp. (a)	33,152	39,451
Penford Corp. (a)	2,400	32,136
PolyOne Corp.	24,719	612,537
Quaker Chemical Corp.	3,300	204,633
Resolute Forest Products (a)	17,401	229,171
RTI International Metals Inc. (a)	7,674	212,647
Schnitzer Steel Industries Inc. Class A	6,400	149,632
Schweitzer-Mauduit International Inc.	7,748	386,470
Sensient Technologies Corp.	12,453	503,973
Stepan Co.	4,680	260,255
Stillwater Mining Co. (a)	29,699	318,967
SunCoke Energy Inc. (a)	17,490	245,210
Taminco Corp. (a)	3,900	79,521
Texas Industries Inc. (a)	5,427	353,515
Tredegar Corp.	5,999	154,174
UFP Technologies Inc. (a)	1,400	27,412
United States Lime & Minerals Inc. (a)	400	20,900
Universal Stainless & Alloy Products Inc. (a)	1,624	47,876
US Concrete Inc. (a)	3,400	55,828
US Silica Holdings Inc.	5,300	110,134
Walter Energy Inc.	15,500	161,200
Wausau Paper Corp.	12,326	140,516
Worthington Industries Inc.	13,296	421,616
Zep Inc.	5,831	92,305
Zoltek Companies Inc. (a)	7,105	91,726

		17,338,808

Telecommunication Services (0.75%)
8x8 Inc. (a)	17,929	147,735
Atlantic Tele-Network Inc.	2,249	111,685

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Boingo Wireless Inc. (a)	4,010	$24,902
Cbeyond Inc. (a)	7,000	54,880
Cincinnati Bell Inc. (a)	52,985	162,134
Cogent Communications Group Inc.	11,600	326,540
Consolidated Communications Holdings Inc.	10,142	176,572
FairPoint Communications Inc. (a)	5,294	44,205
General Communication Inc. Class A (a)	7,782	60,933
Hawaiian Telcom Holdco Inc. (a)	2,600	65,416
HickoryTech Corp.	3,244	34,484
IDT Corp. Class B	3,705	69,246
inContact Inc. (a)	13,320	109,490
Iridium Communications Inc. (a)	15,983	124,028
Leap Wireless International Inc. (a)	13,674	92,026
Lumos Networks Corp.	3,750	64,125
magicJack VocalTec Ltd. (a)	4,600	65,274
Neutral Tandem Inc.	8,600	49,450
NII Holdings Inc. (a)	42,800	285,476
NTELOS Holdings Corp.	3,750	61,725
Orbcomm Inc. (a)	8,390	37,671
Premiere Global Services Inc. (a)	11,940	144,116
Primus Telecommunications Group Inc.	3,100	37,014
Shenandoah Telecommunications Co.	6,038	100,714
Towerstream Corp. (a)	16,474	42,009
USA Mobility Inc.	5,566	75,531
Vonage Holdings Corp. (a)	37,279	105,500

		2,672,881

Utilities (3.21%)
Allete Inc.	9,951	496,057
American States Water Co.	4,878	261,802
Artesian Resources Corp. Class A	1,786	39,792
Atlantic Power Corp.	28,844	113,645
Avista Corp.	14,906	402,760
Black Hills Corp.	11,089	540,589
California Water Service Group	11,782	229,867
Chesapeake Utilities Corp.	2,508	129,137
Cleco Corp.	15,080	700,164
Connecticut Water Service Inc.	2,624	75,309
Consolidated Water Co. Ltd.	3,594	41,079
Delta Natural Gas Company Inc.	1,700	36,125
Dynegy Inc. (a)	24,853	560,435
El Paso Electric Co.	9,932	350,699
Empire District Electric Co., The	10,730	239,386
Genie Energy Ltd. Class B	3,205	29,326
Idacorp Inc.	12,455	594,851
Laclede Group Inc., The	8,154	372,312
MGE Energy Inc.	5,659	309,887
Middlesex Water Co.	3,953	78,744
New Jersey Resources Corp.	10,376	430,915
Northwest Natural Gas Co.	6,775	287,802
NorthWestern Corp.	9,411	375,499
Ormat Technologies Inc.	4,405	103,606
Otter Tail Corp.	9,091	258,184

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Piedmont Natural Gas Company Inc.	18,636	$628,779
PNM Resources Inc.	19,770	438,696
Portland General Electric Co.	18,837	576,224
Pure Cycle Corp. (a)	4,300	24,037
SJW Corp.	3,948	103,438
South Jersey Industries Inc.	7,898	453,424
Southwest Gas Corp.	11,424	534,529
UIL Holdings Corp.	12,637	483,365
Unitil Corp.	3,398	98,134
UNS Energy Corp.	10,350	462,956
WGL Holdings Inc.	12,852	555,465
York Water Co.	3,400	64,701

		11,481,720

Total Common Stocks
(cost $277,807,996)		347,203,260

Registered Investment Companies (1.17%)
Financials (1.17%)
Apollo Investment Corp.	56,307	435,816
BlackRock Kelso Capital Corp.	18,510	173,254
Capital Southwest Corp.	857	118,120
Fidus Investment Corp.	3,400	63,614
Fifth Street Finance Corp.	30,015	313,657
Firsthand Technology Value Fund Inc. (a)	2,200	43,692
Garrison Capital Inc.	1,500	23,130
Gladstone Capital Corp.	5,050	41,258
Gladstone Investment Corp.	6,110	44,908
Golub Capital BDC LLC Inc.	8,551	149,642
GSV Capital Corp. (a)	4,900	38,514
Hercules Technology Growth Capital Inc.	15,312	213,449
KCAP Financial Inc.	6,961	78,381
Main Street Capital Corp.	8,559	236,999
MCG Capital Corp.	18,158	94,603
Medallion Financial Corp.	4,500	62,595
Medley Capital Corp.	7,022	95,359
MVC Capital Inc.	5,754	72,443
New Mountain Finance Corp.	7,649	108,310
NGP Capital Resources Co.	5,276	32,342

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
PennantPark Floating Rate Capital Ltd.	2,500	$35,350
PennantPark Investment Corp.	16,515	182,491
Prospect Capital Corp.	60,129	649,393
Solar Capital Ltd.	11,218	259,024
Solar Senior Capital Ltd.	2,978	54,825
Stellus Capital Investment Corp.	3,100	46,655
TCP Capital Corp.	6,300	105,651
THL Credit Inc.	6,462	98,158
TICC Capital Corp.	13,063	125,666
Triangle Capital Corp.	6,984	192,130

		4,189,429

Total Registered Investment Companies
(cost $4,580,640)		4,189,429

Short-term Investments (3.22%)
JPMorgan U.S. Government Money Market Fund	10,859,934	10,859,934

	Principal amount	Value
U.S. Treasury Bill (c) 0.085%, 10/17/2013	$680,000	679,892

Total Short-term Investments
(cost $11,539,757)		11,539,826

TOTAL INVESTMENTS (101.41%)
(cost $293,928,393)		362,932,515
LIABILITIES, NET OF OTHER ASSETS (-1.41%)		(5,056,914)

NET ASSETS (100.00%)		$357,875,601

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	67	September 2013	$6,510,430	$6,530,490	$20,060

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (97.56%)
Australia (7.84%)
AGL Energy Ltd.	10,009	$132,440
ALS Ltd.	6,270	54,582
Alumina Ltd. (b)	46,649	41,516
Amcor Ltd.	22,831	211,002
AMP Ltd.	55,106	213,117
APA Group	15,276	83,712
Asciano Ltd.	18,010	82,373
ASX Ltd.	3,694	111,395
Aurizon Holdings Ltd.	37,900	143,964
Australia & New Zealand Banking Group Ltd.	51,233	1,329,975
Bendigo and Adelaide Bank Ltd.	7,310	67,031
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	60,023	1,727,631
Boral Ltd.	13,782	52,735
Brambles Ltd.	29,334	249,870
Caltex Australia Ltd.	2,519	41,433
CFS Retail Property Trust	40,983	74,719
Coca-Cola Amatil Ltd.	10,549	122,221
Cochlear Ltd.	1,045	58,651
Commonwealth Bank of Australia	30,048	1,891,404
Computershare Ltd.	9,303	87,225
Crown Ltd.	7,339	80,904
CSL Ltd.	9,389	527,441
Dexus Property Group	88,581	86,384
Echo Entertainment Group Ltd.	13,814	38,720
Federation Centres	28,374	61,495
Flight Centre Ltd.	899	32,191
Fortescue Metals Group Ltd.	29,472	81,132
Goodman Group	30,982	137,745
GPT Group	33,165	116,453
Harvey Norman Holdings Ltd.	10,827	25,127
Iluka Resources Ltd.	7,836	70,619
Incitec Pivot Ltd.	30,761	80,091
Insurance Australia Group Ltd.	38,386	190,537
James Hardie Industries PLC	8,057	69,185
Leighton Holdings Ltd.	2,900	40,640
Lend Lease Corp. Ltd.	10,208	77,828
Macquarie Group Ltd.	5,708	217,708
Metcash Ltd.	16,100	51,649
Mirvac Group	69,814	102,208
National Australia Bank Ltd.	43,747	1,183,354
Newcrest Mining Ltd.	14,055	129,744
Orica Ltd.	6,823	128,617
Origin Energy Ltd.	20,066	229,944
Qantas Airways Ltd. (b)	21,256	26,108
QBE Insurance Group Ltd.	22,465	311,039
Ramsay Health Care Ltd.	2,424	79,230
Rio Tinto Ltd.	8,196	392,796
Santos Ltd.	17,589	200,305
Seek Ltd.	6,039	49,989
Sonic Healthcare Ltd.	7,081	96,197
SP Ausnet	28,427	30,499
Stockland	40,826	129,903
Suncorp Group Ltd.	23,943	260,047
Sydney Airport	1,996	6,159

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Tabcorp Holding Ltd.	13,007	$36,224
Tatts Group Ltd.	27,358	79,028
Telstra Corp. Ltd.	81,159	352,836
Toll Holdings Ltd.	12,395	59,990
Transurban Group	26,704	164,911
Treasury Wine Estates Ltd.	11,211	59,572
Wesfarmers Ltd.	18,818	680,950
Westfield Group	39,731	416,128
Westfield Retail Trust	57,323	162,114
Westpac Banking Corp.	57,948	1,521,417
Whitehaven Coal Ltd.	8,311	17,486
Woodside Petroleum Ltd.	12,417	395,455
Woolworths Ltd.	23,255	696,642
WorleyParsons Ltd.	3,638	64,448

		16,826,185

Austria (0.26%)
Andritz AG	1,337	68,598
Erste Group Bank AG	4,397	117,196
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	67,047
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	24,998
OMV AG	2,725	122,928
Raiffeisen Bank International AG	925	26,930
Telekom Austria AG	4,524	28,629
Vienna Insurance Group AG	730	33,864
VoestAlpine AG	2,100	74,263

		564,453

Belgium (1.13%)
Ageas	4,222	148,143
Anheuser-Busch InBev NV	14,993	1,349,867
Belgacom SA	2,887	64,640
Colruyt SA	1,360	71,562
Delhaize Group	1,880	116,226
Groupe Bruxelles Lambert SA	1,544	116,292
KBC GROEP NV	4,355	162,352
Solvay SA	1,132	148,223
Telenet Group Holding NV	1,033	47,367
UCB SA	2,019	108,381
Umicore SA	2,161	89,735

		2,422,788

Denmark (1.09%)
A P Moller-Maersk A/S Class A	10	67,329
A P Moller-Maersk A/S Class B	24	171,687
Carlsberg A/S Class B	1,989	177,849
Coloplast A/S Class B	2,115	118,427
Danske Bank A/S (b)	12,124	206,823
DSV A/S	3,736	91,009
Novo Nordisk A/S Class B	7,600	1,181,514
Novozymes A/S B Shares	4,414	141,381

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S	13,712	$111,023
Tryg A/S	462	38,062
William Demant Holding A/S (b)	438	36,188

		2,341,292

Finland (0.76%)
Elisa OYJ	2,608	50,923
Fortum OYJ	8,330	156,049
Kesko OYJ	1,244	34,557
Kone Corp. OYJ Class B	2,897	229,788
Metso OYJ	2,422	82,040
Neste Oil OYJ	2,575	37,575
Nokia OYJ (b)	69,779	260,132
Nokian Renkaat OYJ	2,041	83,051
Orion OYJ Class B	1,774	41,568
Pohjola Bank PLC	2,708	39,792
Sampo OYJ A Shares	7,773	302,679
Stora Enso OYJ R Shares	10,571	70,786
UPM-Kymmene OYJ	9,966	97,676
Wartsila OYJ Class B	3,358	145,888

		1,632,504

France (8.99%)
Accor SA	3,054	107,353
Aeroports de Paris (ADP)	540	52,493
Air Liquide SA	5,845	721,860
Alstom SA	4,151	136,168
Arkema	1,142	104,682
AtoS	1,127	83,756
AXA SA	33,444	659,272
BNP Paribas SA	18,492	1,012,345
Bouygues SA	3,542	90,257
Bureau Veritas SA	4,176	108,139
Cap Gemini SA	2,576	125,095
Carrefour SA	11,264	309,385
Casino Guichard Perrachon SA	1,043	97,735
CGG (b)	2,895	64,145
Christian Dior SA	1,008	162,846
Cie Generale des Etablissements Michelin Class B	3,512	314,029
CNP Assurances	3,047	43,749
Compagnie de Saint-Gobain	7,277	294,867
Credit Agricole SA (b)	18,649	160,509
DANONE SA	10,645	801,232
Dassault Systemes SA	1,160	141,783
Edenred	3,818	116,906
Electricite de France	4,463	103,571
Essilor International SA	3,814	406,335
Eurazeo	656	35,176
European Aeronautic Defence and Space Co. NV	10,858	580,911
Eutelsat Communications	2,857	81,056
Fonciere des Regions	601	45,045
France Telecom SA	34,497	326,666
GDF Suez	24,756	485,585
Gecina SA	421	46,531

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Groupe Eurotunnel SA	10,072	$76,587
ICADE	451	37,202
Iliad SA	418	90,308
Imerys SA	652	40,032
JC Decaux SA	1,333	36,284
Kering	1,415	287,934
Klepierre	1,752	69,045
Lafarge SA	3,431	210,674
Lagardere SCA	2,130	59,431
Legrand SA	4,686	217,267
L’Oreal SA	4,507	740,880
LVMH Moet Hennessy Louis Vuitton SA	4,736	768,910
Natixis	17,894	75,132
Pernod Ricard SA	3,935	436,761
Publicis Groupe	3,371	240,080
Remy Cointreau SA	423	44,885
Renault SA	3,537	238,243
Rexel SA	2,849	64,190
Safran SA	4,679	244,274
Sanofi	22,271	2,302,387
Schneider Electric SA	9,854	715,663
SCOR SE	3,043	93,397
SES	5,492	157,354
Societe BIC SA	554	55,577
Societe Generale	13,195	454,112
Sodexo	1,741	144,956
STMicroelectronics NV	11,700	105,146
Suez Environnement Co.	5,216	67,414
Technip SA	1,850	188,020
Thales SA	1,647	76,855
Total SA	39,840	1,945,912
Vallourec SA	1,935	98,194
Veolia Environnement	6,742	76,975
Vinci SA	8,944	448,636
Vivendi	22,230	421,294
Wendel	630	64,972
Zodiac Aerospace	632	83,684

		19,298,149

Germany (7.88%)
Adidas AG	3,900	421,585
Allianz SE Reg.	8,503	1,241,109
Axel Springer AG	771	32,810
BASF SE	17,143	1,529,044
Bayer AG	15,422	1,641,988
Bayerische Motoren Werke (BMW) AG	6,173	538,756
Beiersdorf AG	1,865	162,458
Brenntag AG	989	150,321
Celesio AG	1,666	36,165
Commerzbank Ag (b)	18,068	156,961
Continental AG	2,021	269,417
Daimler AG Registered Shares	17,927	1,082,232
Deutsche Bank AG Reg.	19,033	798,107
Deutsche Boerse AG	3,621	238,111
Deutsche Lufthansa AG Reg. (b)	4,325	87,613

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	17,016	$422,303
Deutsche Telekom AG	52,445	611,013
E.ON SE	33,865	555,002
Fraport AG	731	44,173
Fresenius Medical Care AG & Co. KGaA	3,888	275,586
Fresenius SE & Co. KGaA	2,299	282,962
GEA Group AG	3,557	125,944
Hannover Rueckversicherung SE Reg.	1,095	78,738
HeidelbergCement AG	2,594	173,800
Henkel AG & Co. KGaA	2,455	192,275
Hochtief AG	534	34,786
Hugo Boss AG	617	67,845
Infineon Technologies AG	20,159	168,749
K+S AG Reg.	3,214	118,780
Kabel Deutschland Holding AG	1,585	174,035
Lanxess AG	1,532	92,260
Linde AG	3,440	641,035
MAN AG	655	71,408
Merck KGaA	1,202	182,800
Metro AG	2,423	76,562
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,348	615,070
QIAGEN NV (b)	4,488	87,819
RWE AG	9,109	290,377
SAP AG	17,190	1,255,265
Siemens AG Reg.	14,792	1,497,890
Suedzucker AG	1,592	49,287
Telefonica Deutschland Holding AG	5,205	37,658
ThyssenKrupp AG (b)	7,186	140,862
United Internet AG Reg.	1,933	54,491
Volkswagen AG	549	106,739

		16,912,191

Greece (0.03%)
Hellenic Telecommunications Organization SA (b)	4,511	35,282
OPAP SA	4,278	35,800

		71,082

Hong Kong (2.96%)
AAC Technologies Holdings Inc.	13,796	77,049
AIA Group Ltd.	224,843	947,263
ASM Pacific Technology Ltd.	4,692	51,688
Bank of East Asia Ltd.	22,936	82,095
BOC Hong Kong Holdings Ltd.	69,000	211,077
Cathay Pacific Airways Ltd.	23,494	40,880
Cheung Kong Holdings Ltd.	26,191	353,170
Cheung Kong Infrastructure Holdings Ltd.	11,611	77,668
CLP Holdings Ltd.	33,505	270,849
First Pacific Company Ltd.	39,425	42,094
First Pacific Company Ltd. Rights (b)	4,928	127

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Galaxy Entertainment Group Ltd. (b)	38,880	$188,112
Hang Lung Properties Ltd.	42,000	145,481
Hang Seng Bank Ltd.	14,343	211,224
Henderson Land Development Co. Ltd.	20,741	123,577
HKT Trust and HKT Ltd.	38,000	35,888
Hong Kong & China Gas Co. Ltd.	107,082	261,286
Hong Kong Exchanges & Clearing Ltd.	20,100	301,889
Hopewell Holdings Ltd.	10,500	34,782
Hutchison Whampoa Ltd.	39,700	415,351
Hysan Development Co. Ltd.	11,916	51,214
Kerry Properties Ltd.	10,828	42,143
Li & Fung Ltd.	105,240	143,172
Link REIT, The	42,901	210,820
MGM China Holdings Ltd.	17,454	46,317
MTR Corporation Ltd.	26,688	97,388
New World Development Co. Ltd.	70,041	96,028
New World Development Co. Ltd. Rights (b) (c)	875	0
NWS Holdings Ltd.	27,546	41,877
Orient Overseas International Ltd.	4,400	28,185
PCCW Ltd.	81,000	38,012
Power Assets Holdings Ltd.	25,982	223,820
Sands China Ltd.	44,853	210,748
Shangri-La Asia Ltd.	30,974	53,246
Sino Land Co. Ltd.	52,961	73,642
SJM Holdings Ltd.	35,022	84,181
Sun Hung Kai Properties Ltd.	29,782	382,462
Swire Pacific Ltd. Class A	12,821	153,977
Swire Properties Ltd.	20,800	61,637
Wharf Holdings Ltd.	27,700	231,373
Wheelock and Co. Ltd.	18,104	90,095
Wynn Macau Ltd.	29,936	80,713
Yue Yuen Industrial Holdings Ltd.	14,000	36,090

		6,348,690

Ireland (0.31%)
Bank of Ireland (b)	394,092	80,363
CRH PLC (Dublin)	13,543	274,011
Elan Corp. PLC (b)	9,346	131,153
Kerry Group PLC Class A (Dublin)	2,703	149,480
Ryanair Holdings PLC	3,431	31,792

		666,799

Israel (0.50%)
Bank Hapoalim B.M. (b)	20,381	91,979
Bank Leumi Le-Israel (b)	25,021	82,656
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	45,021
Delek Group Ltd.	78	20,136
Israel Chemicals Ltd.	8,329	81,794
Israel Corporation Ltd., The (b)	45	26,830
Mellanox Technologies Ltd. (b)	663	32,962
Mizrahi Tefahot Bank Ltd. (b)	2,374	23,768

56	See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
NICE Systems Ltd.	1,063	$39,085
Teva Pharmaceutical Industries Ltd.	15,830	619,551

		1,063,782

Italy (1.92%)
Assicurazioni Generali SpA	21,691	379,152
Atlantia SpA	6,019	98,171
Banca Monte Dei Paschi di Siena SpA (b)	132,327	33,522
Enel Green Power SpA	33,575	69,681
Enel SpA	122,604	384,727
Eni SpA	47,599	976,920
EXOR SpA	1,287	38,115
Fiat Industrial SpA	15,877	176,741
Fiat SpA (b)	16,078	112,128
Finmeccanica SpA (b)	7,705	38,548
Intesa Sanpaolo	217,084	347,452
Luxottica Group SpA	3,001	151,837
Mediobanca SpA	9,887	51,420
Pirelli & C. SpA	4,188	48,414
Prysmian SpA	3,927	73,258
Saipem SpA	4,935	80,100
Snam SpA	37,884	172,499
Telecom Italia RNC SpA	111,414	62,114
Telecom Italia SpA	188,248	131,209
Tenaris SA	8,786	175,970
Terna - Rete Elettrica Nationale SpA	22,983	95,503
UBI Banca - Unione di Banche Italiane ScpA	14,865	53,757
UniCredit SpA	81,018	378,750

		4,129,988

Japan (22.13%)
ABC-Mart Inc.	500	19,488
ACOM Co. Ltd. (b)	660	20,996
Advantest Corp.	2,800	46,135
Aeon Co. Ltd.	11,400	149,810
Aeon Credit Service Co. Ltd.	1,400	39,658
Aeon Mall Co. Ltd.	1,400	34,731
Air Water Inc.	2,769	38,926
Aisin Seiki Co. Ltd.	3,500	133,638
Ajinomoto Co. Inc.	11,000	161,362
Alfresa Holdings Corp.	700	37,484
All Nippon Airways Co. Ltd.	21,000	43,666
Amada Co. Ltd.	7,000	46,085
Aozora Bank Ltd.	19,000	59,338
Asahi Glass Co. Ltd.	19,000	123,154
Asahi Group Holdings Ltd.	7,300	180,834
Asahi Kasei Corp.	23,000	151,757
ASICS Corp.	3,000	47,279
Astellas Pharma Inc.	8,298	450,781
Bank of Kyoto Ltd., The	6,000	49,968
Bank of Yokohama Ltd., The	23,000	118,649
Benesse Holdings Inc.	1,300	46,900
Bridgestone Corp.	12,100	412,612

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Brother Industries Ltd.	4,300	$48,250
CALBEE Inc.	300	28,473
Canon Inc.	21,100	691,516
Casio Computer Co. Ltd.	4,800	42,277
Central Japan Railway Co.	2,700	329,076
Chiba Bank Ltd., The	14,000	95,521
Chiyoda Corp.	3,077	36,290
Chubu Electric Power Co. Inc.	11,900	168,564
Chugai Pharmaceutical Co. Ltd.	4,300	89,007
Chugoku Bank Ltd., The	3,000	42,037
Chugoku Electric Power Company Inc., The	5,500	86,241
Citizen Holdings Co. Ltd.	4,800	26,773
Coca-Cola West Co. Ltd.	1,299	23,036
Cosmo Oil Co. Ltd. (b)	11,000	20,230
Credit Saison Co. Ltd.	2,800	70,356
Dai Nippon Printing Co. Ltd.	10,000	91,248
Daicel Chemical Industries Ltd.	5,000	43,700
Daido Steel Co. Ltd.	5,000	25,241
Daihatsu Motor Co. Ltd.	3,000	56,822
Dai-ichi Life Insurance Company Ltd.	157	225,381
Daiichi Sankyo Co. Ltd.	12,540	208,977
Daikin Industries Ltd.	4,400	177,847
Dainippon Sumitomo Pharma Co. Ltd.	3,000	39,676
Daito Trust Construction Co. Ltd.	1,300	122,486
Daiwa House Industry Co. Ltd.	10,000	186,270
Daiwa Securities Group Inc.	31,000	259,622
DeNA Co. Ltd.	1,900	37,198
Denso Corp.	9,100	427,820
Dentsu Inc.	3,316	114,716
Don Quijote Co. Ltd.	900	43,690
East Japan Railway Co.	6,313	491,357
Eisai Co. Ltd.	4,700	191,544
Electric Power Development Co. Ltd.	2,100	65,656
FamilyMart Co. Ltd.	1,100	46,935
Fanuc Corp.	3,600	521,017
Fast Retailing Co. Ltd.	1,000	337,504
Fuji Electric Co. Ltd.	10,000	35,161
Fuji Heavy Industries Ltd.	11,000	271,637
FUJIFILM Holdings Corp.	8,700	191,345
Fujitsu Ltd.	35,000	144,795
Fukuoka Financial Group Inc.	15,000	63,797
Furukawa Electric Co. Ltd.	12,000	27,762
Gree Inc. (b)	1,779	15,762
GungHo Online Entertainment Inc. (b)	60	65,551
Gunma Bank Ltd.	7,000	38,703
Hachijuni Bank Ltd., The	7,549	44,045
Hakuhodo DY Holdings Inc.	400	28,015
Hamamatsu Photonics KK	1,293	46,694
Hankyu Hanshin Holdings Inc.	21,000	119,523
Hino Motors Ltd.	5,000	73,370
Hirose Electric Co. Ltd.	600	79,026
Hiroshima Bank Ltd., The	9,000	38,307
Hisamitsu Pharmaceutical Co. Inc.	1,200	60,894
Hitachi Chemical Co. Ltd.	1,900	29,744

See accompanying notes to financial statements.	57

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Construction Machinery Co. Ltd.	2,100	$42,357
Hitachi High-Technologies Corp.	1,200	28,939
Hitachi Ltd.	90,000	576,675
Hitachi Metals Ltd.	3,000	33,602
Hokkaido Electric Power Co. Inc. (b)	3,300	45,034
Hokuhoku Financial Group Inc.	22,000	44,923
Hokuriku Electric Power Co.	3,100	48,643
Honda Motor Co. Ltd.	30,400	1,129,343
Hoya Corp.	8,100	166,602
Hulic Company Ltd.	4,400	47,205
Ibiden Co. Ltd.	2,300	35,799
Idemitsu Kosan Co. Ltd.	400	30,663
IHI Corp.	25,000	94,588
INPEX Corp.	41	170,404
Isetan Mitsukoshi Holdings Ltd.	6,340	84,186
Isuzu Motors Ltd.	22,000	150,391
Itochu Corp.	28,000	323,789
Itochu Techno-Solutions Corp.	500	20,698
Iyo Bank Ltd., The	5,000	47,788
J. Front Retailing Co. Ltd.	8,600	68,582
Japan Airlines Co. Ltd.	1,100	56,629
Japan Exchange Group Inc.	900	90,906
Japan Petroleum Exploration Co.	500	20,245
Japan Prime Realty Investment Corp.	13	39,780
Japan Real Estate Investment Corp.	11	122,878
Japan Retail Fund Investment Corp.	41	85,655
Japan Steel Works Ltd., The	6,000	32,925
Japan Tobacco Inc.	20,500	723,599
JFE Holdings Inc.	9,200	201,553
JGC Corp.	4,000	144,050
Joyo Bank Ltd., The	12,000	65,537
JSR Corp.	3,300	66,771
JTEKT Corp.	4,300	48,198
JX Holdings Inc.	42,300	204,242
Kajima Corp.	15,000	49,730
Kamigumi Co. Ltd.	4,000	32,192
Kaneka Corp.	5,000	32,968
Kansai Electric Power Company Inc., The (b)	13,100	179,317
Kansai Paint Co. Ltd.	4,000	51,061
Kao Corp.	9,800	333,607
Kawasaki Heavy Industries Ltd.	27,000	82,863
KDDI Corp.	10,000	520,734
Keikyu Corp.	9,000	77,265
Keio Corp.	11,000	75,575
Keisei Electric Railway Co. Ltd.	5,000	46,843
Keyence Corp.	870	277,191
Kikkoman Corp.	3,000	49,904
Kinden Corp.	2,000	17,211
Kintetsu Corp.	31,000	136,090
Kirin Holdings Co. Ltd.	16,000	250,629
Kobe Steel Ltd. (b)	48,000	59,360
Koito Manufacturing Company Ltd.	1,924	36,677
Komatsu Ltd.	17,300	398,452
Konami Corp.	1,700	36,090
Konica Minolta Holdings Inc.	9,000	67,740

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kubota Corp.	20,000	$291,067
Kuraray Co. Ltd.	6,600	92,500
Kurita Water Industries Ltd.	2,200	46,566
Kyocera Corp.	3,000	305,238
Kyowa Hakko Kirin Co. Ltd.	4,000	45,213
Kyushu Electric Power Co. Inc. (b)	8,300	125,091
Lawson Inc.	1,300	99,202
LIXIL Group Corp.	5,100	124,189
M3 Inc.	16	35,887
Mabuchi Motor Co. Ltd.	500	26,672
Makita Corp.	2,100	112,901
Marubeni Corp.	31,000	207,184
Marui Group Co. Ltd.	4,400	43,831
Maruichi Steel Tube Ltd.	1,000	25,552
Mazda Motor Corp. (b)	51,000	201,625
McDonald’s Holdings Company Ltd. (Japan)	1,300	36,075
MEDIPAL HOLDINGS CORP.	2,900	39,317
MEIJI Holdings Company Ltd.	1,068	51,288
Miraca Holdings Inc.	1,090	50,089
Mitsubishi Chemical Holdings Corp.	25,000	117,168
Mitsubishi Corp.	26,200	447,593
Mitsubishi Electric Corp.	36,000	336,388
Mitsubishi Estate Company Ltd.	23,000	612,349
Mitsubishi Gas Chemical Co. Inc.	7,000	51,321
Mitsubishi Heavy Industries Ltd.	57,000	316,895
Mitsubishi Logistics Corp.	2,000	27,908
Mitsubishi Materials Corp.	21,000	73,932
Mitsubishi Motors Corp. (b)	77,968	106,722
Mitsubishi Tanabe Pharma Corp.	4,300	55,635
Mitsubishi UFJ Financial Group Inc.	237,700	1,468,004
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,500	49,818
Mitsui & Co. Ltd.	32,400	406,303
Mitsui Chemicals Inc.	15,000	33,766
Mitsui Fudosan Co. Ltd.	16,000	470,400
Mitsui OSK Lines Ltd. (b)	21,000	81,609
Mitsui Sumitomo Insurance Group Holdings Inc.	9,300	235,571
Mizuho Financial Group Inc.	427,129	887,016
Murata Manufacturing Co. Ltd.	3,800	289,047
Nabtesco Corp.	1,745	36,231
Namco Bandai Holdings Inc.	3,200	51,864
NEC Corp.	44,000	96,354
Nexon Co. Ltd.	2,000	22,090
NGK Insulators Ltd.	5,000	61,788
NGK Spark Plug Co. Ltd.	4,000	80,059
NHK Spring Co. Ltd.	3,000	34,638
Nidec Corp.	1,800	125,932
Nikon Corp.	6,300	147,193
Nintendo Co. Ltd.	2,000	235,478
Nippon Building Fund Inc.	13	150,560
Nippon Electric Glass Co. Ltd.	7,500	36,509
Nippon Express Co. Ltd.	16,000	75,978
Nippon Meat Packers Inc.	3,000	45,889
Nippon Prologis REIT Inc.	4	34,709
Nippon Steel Corp.	142,000	382,584

58	See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Telegraph & Telephone Corp.	8,213	$428,069
Nippon Yusen KK	29,000	76,730
Nishi-Nippon City Bank Ltd., The	12,000	31,291
Nissan Motor Co. Ltd.	46,400	465,049
Nisshin Seifun Group Inc.	3,300	39,544
Nissin Foods Holdings Co. Ltd.	1,100	44,485
Nitori Holdings Co. Ltd.	600	48,305
Nitto Denko Corp.	3,100	198,820
NKSJ Holdings Inc.	6,200	147,341
NOK Corp.	2,000	31,709
Nomura Holdings Inc.	67,700	498,324
Nomura Real Estate Holdings Inc.	2,300	50,806
Nomura Real Estate Office Fund Inc.	5	21,927
Nomura Research Institute Ltd.	2,000	64,953
NSK Ltd.	9,000	85,859
NTT Data Corp.	23	81,925
NTT DoCoMo Inc.	286	444,932
NTT Urban Development Corp.	23	28,230
Obayashi Corp.	12,000	62,221
Odakyu Electric Railway Co. Ltd.	12,000	117,188
Oji Paper Co. Ltd.	16,000	64,493
Olympus Corp. (b)	3,700	112,433
Omron Corp.	3,800	113,289
Ono Pharmaceutical Co. Ltd.	1,500	102,105
Oracle Corp. Japan	700	28,993
Oriental Land Co. Ltd.	900	139,280
Orix Corp.	20,500	279,758
Osaka Gas Co. Ltd.	35,000	147,784
OTSUKA Corp.	300	33,459
Otsuka Holdings Co. Ltd.	6,631	218,948
Panasonic Corp. (b)	41,100	330,939
Park24 Co. Ltd.	1,500	27,213
Rakuten Inc.	13,600	160,820
Resona Holdings Inc.	35,495	172,867
Ricoh Co. Ltd.	13,000	154,054
RINNAI Corp.	600	42,663
Rohm Co. Ltd.	1,800	73,100
Sankyo Co. Ltd.	1,000	47,253
Sanrio Co. Ltd.	800	37,110
Santen Pharmaceutical Co. Ltd.	1,400	60,585
SBI Holdings Inc.	4,000	43,976
Secom Co. Ltd.	3,900	212,045
Sega Sammy Holdings Inc.	3,426	85,849
Sekisui Chemical Co. Ltd.	8,000	84,948
Sekisui House Ltd.	10,000	144,485
Seven & I Holdings Co. Ltd.	14,080	515,656
Seven Bank Ltd.	11,000	39,876
Sharp Corp. (b)	19,000	76,503
Shikoku Electric Power Co. Inc. (b)	3,100	55,980
Shimadzu Corp.	4,000	32,198
Shimamura Co. Ltd.	400	48,557
Shimano Inc.	1,500	127,777
Shimizu Corp.	11,000	44,220
Shin-Etsu Chemical Co. Ltd.	7,700	509,626
Shinsei Bank Ltd.	31,000	70,396
Shionogi & Co. Ltd.	5,700	118,864

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shiseido Co. Ltd.	6,700	$99,688
Shizuoka Bank Ltd., The	11,000	118,644
Showa Denko KK	28,000	36,927
Showa Shell Sekiyu KK	3,400	27,895
SMC Corp.	1,000	200,476
Softbank Corp.	17,700	1,030,316
Sojitz Corp.	22,100	36,668
Sony Corp.	18,700	395,060
Sony Financial Holdings Inc.	3,200	50,383
Stanley Electric Co. Ltd.	2,800	54,398
SUMCO Corp.	2,300	25,194
Sumitomo Chemical Co. Ltd.	27,000	84,685
Sumitomo Corp.	21,000	261,735
Sumitomo Electric Industries Ltd.	14,300	170,228
Sumitomo Heavy Industries Ltd.	10,000	41,991
Sumitomo Metal Mining Co. Ltd.	10,000	111,387
Sumitomo Mitsui Financial Group Inc.	23,689	1,084,317
Sumitomo Mitsui Trust Holdings Inc.	58,000	270,620
Sumitomo Realty & Development Co. Ltd.	7,000	278,978
Sumitomo Rubber Industries Ltd.	3,100	50,605
Suruga Bank Ltd.	4,000	72,538
Suzuken Co. Ltd.	1,280	43,079
Suzuki Motor Corp.	6,898	159,001
Sysmex Corp.	1,400	91,694
T&D Holdings Inc.	10,700	143,129
TAIHEIYO CEMENT CORP.	20,000	63,824
Taisei Corp.	19,000	68,590
Taisho Pharmaceutical Holdings Co. Ltd.	500	35,488
Taiyo Nippon Sanso Corp.	5,000	34,480
Takashimaya Co. Ltd.	5,000	50,677
Takeda Pharmaceutical Company Ltd.	14,700	662,881
TDK Corp.	2,300	79,258
Teijin Ltd.	18,000	39,429
Terumo Corp.	2,800	139,179
THK Co. Ltd.	2,200	46,163
Tobu Railway Co. Ltd.	19,000	97,919
Toho Co. Ltd.	2,200	45,249
Toho Gas Co. Ltd.	8,000	41,371
Tohoku Electric Power Co. Inc. (b)	8,400	104,882
Tokio Marine Holdings Inc.	13,000	410,214
Tokyo Electric Power Company Inc. (b)	26,900	138,867
Tokyo Electron Ltd.	3,200	161,790
Tokyo Gas Co. Ltd.	46,000	253,784
Tokyo Tatemono Co. Ltd.	8,000	66,568
Tokyu Corp.	21,000	137,503
Tokyu Land Corp.	8,000	73,232
TonenGeneral Sekiyu KK	5,000	48,382
Toppan Printing Co. Ltd.	10,000	69,371
Toray Industries Inc.	27,000	174,464
Toshiba Corp.	75,000	359,518
Toto Ltd.	5,000	50,840
Toyo Seikan Kaisha Ltd.	2,800	43,100
Toyo Suisan Kaisha Ltd.	2,000	66,545

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,200	$29,340
Toyota Boshoku Corp.	1,400	20,130
Toyota Industries Corp.	2,900	118,430
Toyota Motor Corp.	51,400	3,100,336
Toyota Tsusho Corp.	3,900	100,280
Trend Micro Inc.	2,000	63,585
Tsumura & Co.	1,100	32,417
UBE Industries Ltd.	19,000	35,151
Unicharm Corp.	2,100	118,773
United Urban Investment Corp.	43	58,050
USS Co. Ltd.	420	53,245
West Japan Railway Co.	3,200	135,713
Yahoo Japan Corp.	272	133,937
Yakult Honsha Co. Ltd.	1,500	62,200
Yamada Denki Co. Ltd.	1,840	74,500
Yamaguchi Financial Group Inc.	4,000	39,357
Yamaha Corp.	2,900	33,227
Yamaha Motor Co. Ltd.	5,400	69,941
Yamato Holdings Co. Ltd.	6,900	145,316
Yamato Kogyo Co. Ltd.	800	24,435
Yamazaki Baking Co. Ltd.	2,000	23,472
Yaskawa Electric Corp.	4,000	48,546
Yokogawa Electric Corp.	4,100	49,015
Yokohama Rubber Company Ltd., The	4,000	40,165

		47,487,777

Netherlands (2.87%)
Aegon NV	34,502	231,476
Akzo Nobel NV	4,582	258,544
ArcelorMittal	18,418	206,140
ASML Holding NV	6,717	530,245
Corio NV	1,269	50,504
D.E Master Blenders 1753 NV (b)	9,436	151,004
Delta Lloyd NV	3,277	65,671
Fugro NV	1,353	73,517
Gemalto NV	1,462	132,373
Heineken Holding NV	1,893	106,096
Heineken NV	4,300	273,702
ING Groep NV (b)	71,332	651,909
Koninklijke Ahold NV	19,143	284,713
Koninklijke Boskalis Westminster NV CVA	1,330	48,450
Koninklijke DSM NV	2,936	191,408
Koninklijke KPN NV	61,916	128,463
Koninklijke Philips NV	18,023	491,327
Koninklijke Vopak NV	1,299	76,671
Randstad Holding NV	2,386	98,084
Reed Elsevier NV	12,960	215,842
TNT Express NV	6,106	45,748
Unibail-Rodamco SE	1,767	411,543
Unilever NV CVA	30,375	1,195,690
Wolters Kluwer - CVA	5,648	119,633
Ziggo NV	3,172	127,410

		6,166,163

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	$41,498
Contact Energy Ltd.	6,866	27,173
Fletcher Building Ltd.	12,554	81,758
SKYCITY Entertainment Group Ltd.	10,408	35,113
Telecom Corp. of New Zealand Ltd.	36,499	63,557

		249,099

Norway (0.81%)
Aker Solutions ASA	3,204	43,741
DnB NOR ASA	18,208	264,137
Gjensidige Forsikring ASA	3,900	57,455
Norsk Hydro ASA	17,016	68,233
Orkla ASA	14,531	118,973
Seadrill Ltd.	7,077	285,036
Statoil ASA	20,976	433,324
Subsea 7 SA (b)	4,665	82,072
Telenor ASA	12,817	254,584
Yara International ASA	3,486	139,018

		1,746,573

Portugal (0.17%)
Banco Espirito Santo SA Reg. (b)	33,959	27,225
Energias de Portugal SA	35,503	114,524
Galp Energia SGPS SA B Shares	5,174	76,699
Jeronimo Martins SGPS SA	4,716	99,397
Portugal Telecom SGPS SA	12,356	48,070

		365,915

Singapore (1.63%)
Ascendas Real Estate Investment Trust	40,000	70,099
CapitaCommercial Trust	35,000	40,376
Capitaland Ltd.	47,000	113,551
Capitamall Trust	48,000	75,322
CapitaMalls Asia Ltd.	26,807	38,448
City Developments Ltd.	7,000	58,889
Comfortdelgro Corp. Ltd.	36,000	51,736
DBS Group Holdings Ltd.	31,791	386,830
Genting Singapore PLC	114,000	118,211
Global Logistic Properties Ltd.	57,726	124,865
Golden Agri-Resources Ltd.	125,330	55,175
Hutchison Port Holdings Trust	100,000	73,230
Jardine Cycle & Carriage Ltd.	1,863	62,289
Keppel Corp. Ltd.	27,400	224,114
Keppel Land Ltd.	14,101	37,080
Noble Group Ltd.	72,800	55,367
Olam International Ltd.	27,798	35,781
Oversea-Chinese Banking Corporation Ltd.	47,797	375,738
Sembcorp Industries Ltd.	18,220	70,885
Sembcorp Marine Ltd.	15,800	53,542
Singapore Airlines Ltd.	10,267	81,950
Singapore Exchange Ltd.	16,000	88,438

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Press Holdings Ltd.	28,000	$92,029
Singapore Technologies
Engineering Ltd.	29,000	95,531
Singapore Telecommunications Ltd.	149,450	442,643
StarHub Ltd.	12,000	39,456
United Overseas Bank Ltd.	23,881	372,928
UOL Group Ltd.	8,639	45,669
Wilmar International Ltd.	36,000	89,037
Yangzijiang Shipbuilding Holdings Ltd.	36,548	23,854

		3,493,063

Spain (2.78%)
Abertis Infraestructuras SA	6,904	120,292
Acciona SA	474	24,988
ACS Actividades de Construccion y Servicios SA	2,750	72,749
Amadeus IT Holding SA A Shares	7,027	224,903
Banco Bilbao Vizcaya Argentaria SA	102,673	862,850
Banco de Sabadell SA	51,788	85,914
Banco Popular Espanol SA (b)	24,423	74,768
Banco Santander SA	201,100	1,286,887
Bankia SA (b)	75,210	58,263
CaixaBank	21,277	65,354
Distribuidora Internacional de Alimentacion SA	11,086	83,744
Enagas SA	3,355	82,922
Ferrovial SA	7,510	119,897
Gas Natural SDG SA	6,799	136,983
Grifols SA	2,490	91,481
Grifols SA Class B	383	10,812
Iberdrola SA	88,904	469,822
Industria de Diseno Textil SA	4,115	507,566
International Consolidated Airlines Group SA (b)	17,929	71,982
Mapfre SA	14,174	46,117
Red Electrica Corporacion SA	2,041	112,229
Repsol SA	15,416	325,354
Repsol SA Rights (b)	15,416	8,588
Telefonica SA (b)	76,185	980,150
Zardoya Otis SA	2,859	40,487

		5,965,102

Sweden (3.06%)
Alfa Laval AB	5,685	116,118
Assa Abloy AB Class B	6,271	245,082
Atlas Copco AB Class A	12,529	301,972
Atlas Copco AB Class B	7,269	155,562
Boliden AB	5,049	62,584
Electrolux AB Series B	4,525	114,187
Elekta AB B Shares	6,672	101,405
Getinge AB B Shares	3,687	111,941
Hennes & Mauritz AB (H&M) B Shares	17,833	586,730
Hexagon AB B Shares	4,256	113,769
Husqvarna AB B Shares	8,301	43,839
Industrivarden AB C Shares	2,307	38,522
Investment AB Kinnevik B Shares	3,925	100,626

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Investor AB B Shares	8,497	$228,067
Lundin Petroleum AB (b)	4,181	82,695
Millicom International Cellular SA SDR	1,137	81,889
Nordea Bank AB	49,146	548,826
Ratos AB B Shares	3,562	27,624
Sandvik AB	20,094	239,989
Scania AB Class B	5,897	117,981
Securitas AB Class B	5,922	51,772
Skandinaviska Enskilda Banken AB Class A	28,349	270,648
Skanska AB Class B	7,322	121,342
SKF AB B Shares	7,282	170,596
Svenska Cellulosa AB B Shares	10,773	270,173
Svenska Handelsbanken AB A Shares	9,178	367,711
Swedbank AB - A Shares	16,899	387,064
Swedish Match AB	3,776	134,027
Tele2 AB B Shares	5,918	69,474
Telefonaktiebolaget LM Ericsson B Shares	56,841	644,567
TeliaSonera AB	44,418	289,460
Volvo AB B Shares	28,180	376,047

		6,572,289

Switzerland (9.02%)
ABB Ltd. Reg. (b)	41,012	888,400
Actelion Ltd. Reg. (b)	2,113	127,282
Adecco SA Reg. (b)	2,435	138,678
Aryzta AG (b)	1,552	87,119
Baloise Holding AG Reg.	894	86,830
Banque Cantonale Vaudoise (BCV) Reg.	57	28,255
Barry Callebaut AG Reg. (b)	34	31,118
Compagnie Financiere Richemont SA Class A	9,735	858,512
Credit Suisse Group AG Reg. (b)	27,922	739,209
Ems-Chemie Holding AG Reg	136	40,281
Geberit AG Reg.	739	183,068
Givaudan SA Reg. (b)	154	198,440
Holcim Ltd. Reg. (b)	4,246	295,548
Julius Baer Group Ltd. (b)	4,231	165,129
Kuehne & Nagel International AG Reg.	1,002	109,934
Lindt & Spruengli AG	16	60,060
Lindt & Spruengli AG Reg.	2	87,022
Lonza Group AG Reg. (b)	914	68,677
Nestle SA Reg.	60,151	3,947,131
Novartis AG	42,874	3,036,789
Pargesa Holding SA	503	33,515
Partners Group Holding AG	348	94,196
Roche Holding AG	13,094	3,249,893
Schindler Holding AG	898	124,946
Schindler Holding AG Reg.	401	54,309
SGS SA Reg	102	218,986
Sika AG	42	108,601
Sonova Holding AG Reg. (b)	909	96,168

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Sulzer AG Reg.	461	$73,614
Swatch Group AG Reg., The	842	79,177
Swatch Group AG, The	579	316,272
Swiss Life Holding AG Reg. (b)	586	95,121
Swiss Prime Site AG Reg. (b)	943	69,324
Swiss Re AG (b)	6,611	491,864
Swisscom AG	437	191,306
Syngenta AG Reg.	1,741	678,918
Transocean Ltd.	6,736	323,443
UBS AG Reg. (b)	67,901	1,152,540
Zurich Insurance Group AG (b)	2,788	722,675

		19,352,350

United Kingdom (21.26%)
3i Group PLC	18,448	94,734
Aberdeen Asset Management PLC	17,829	103,758
Admiral Group PLC	3,287	66,208
Aggreko PLC	4,955	123,848
AMEC PLC	5,496	84,057
Anglo American PLC	26,076	502,500
Antofagasta PLC	7,341	88,952
ARM Holdings PLC	26,063	315,286
Associated British Foods PLC	6,686	176,377
AstraZeneca PLC	23,286	1,100,934
Aviva PLC	53,863	277,618
Babcock International Group PLC	6,564	110,215
BAE Systems PLC	61,190	356,339
Barclays PLC	227,880	970,482
BG Group PLC	63,581	1,080,498
BHP Billiton PLC	39,479	1,006,628
BP PLC	357,884	2,483,695
British American Tobacco PLC	36,030	1,847,962
British Land Co. PLC	17,397	149,868
British Sky Broadcasting Group PLC	19,341	233,000
BT Group PLC	147,435	692,170
Bunzl PLC	6,336	123,578
Burberry Group PLC	8,296	170,669
Capita PLC	12,560	184,619
Carnival PLC	3,381	117,523
Centrica PLC	97,261	531,989
Cobham PLC	20,495	81,715
Compass Group PLC	34,125	436,035
Croda International PLC	2,427	91,522
Diageo PLC	46,861	1,343,800
Direct Line Insurance Group PLC	15,645	55,591
easyJet PLC	2,904	57,240
Experian PLC	18,694	324,897
Fresnillo PLC	3,335	45,025
G4S PLC	26,089	91,990
GKN PLC	29,781	136,319
GlaxoSmithKline PLC	91,554	2,288,504
Glencore Xstrata PLC	186,813	773,308
Hammerson PLC	13,360	99,060
Hargreaves Lansdown PLC	4,297	58,041
HSBC Holdings PLC	344,775	3,569,159
ICAP PLC	10,458	57,742

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
IMI PLC	5,724	$107,889
Imperial Tobacco Group PLC	18,312	634,961
Inmarsat PLC	8,616	88,237
InterContinental Hotels Group PLC	5,161	141,836
Intertek Group PLC	3,014	133,977
Intu Properties PLC	12,606	59,923
Invensys PLC	12,515	78,369
Investec PLC	10,649	67,015
ITV PLC	67,564	144,050
J Sainsbury PLC	22,870	123,609
Johnson Matthey PLC	3,807	152,108
Kingfisher PLC	44,430	231,650
Land Securities Group PLC	14,852	199,473
Legal & General Group PLC	109,703	285,925
Lloyds Banking Group PLC (b)	852,308	818,481
London Stock Exchange Group PLC	3,011	61,202
Marks & Spencer Group PLC	29,379	192,234
Meggitt PLC	14,507	114,296
Melrose Industries PLC	22,389	84,860
National Grid PLC	68,256	773,724
Next PLC	3,053	211,482
Old Mutual PLC	89,706	246,253
Pearson PLC	15,556	276,652
Persimmon PLC (b)	5,648	101,387
Petrofac Ltd.	4,847	88,231
Prudential PLC	47,741	779,265
Randgold Resources Ltd.	1,599	101,323
Reckitt Benckiser Group PLC	12,116	857,043
Reed Elsevier PLC	21,797	247,879
Resolution Ltd.	25,930	112,320
Rexam PLC	15,034	109,105
Rio Tinto PLC	23,756	966,131
Rolls-Royce Holdings PLC (b)	35,112	604,572
Royal Bank of Scotland Group PLC (b)	40,717	168,967
Royal Dutch Shell PLC Class A	70,473	2,251,189
Royal Dutch Shell PLC Class B	48,855	1,618,025
RSA Insurance Group PLC	64,711	117,398
SABMiller PLC	17,891	857,754
Sage Group PLC, The	22,091	114,305
Schroders PLC	1,827	60,651
SEGRO PLC	14,566	61,793
Serco Group PLC	9,463	88,991
Severn Trent PLC	4,494	113,796
Shire PLC	10,261	325,173
Smith & Nephew PLC	16,679	186,802
Smiths Group PLC	7,222	143,680
SSE PLC	18,084	418,781
Standard Chartered PLC	45,036	977,748
Standard Life PLC	43,988	231,494
Tate & Lyle PLC	8,795	110,348
Tesco PLC	150,278	756,772
Travis Perkins PLC	4,610	102,076
Tui Travel PLC	9,288	50,357
Tullow Oil PLC	16,604	252,759
Unilever PLC	23,965	970,155
United Utilities Group PLC	12,767	132,830

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Vedanta Resources PLC	1,596	$24,806
Vodafone Group PLC	913,097	2,616,639
Weir Group PLC, The	3,929	128,474
Whitbread PLC	3,381	157,283
William Hill PLC	16,117	108,078
William Morrison Supermarkets PLC	40,765	162,263
Wolseley PLC	5,065	233,697
WPP PLC	23,351	399,134

		45,641,135

United States (0.04%)
Coca-Cola HBC AG Sponsored ADR	3,684	86,132

		86,132

Total Common Stocks
(cost $176,972,581)		209,403,501

Preferred Stocks (a) (0.61%)
Germany (0.61%)
Bayerische Moteren Werke (BMW)
AG PFD	943	64,404
Fuchs Petrolub AG PFD	674	53,436
Henkel AG & Co. KGaA PFD	3,333	313,001
Porsche Automobil Holding SE PFD	2,847	219,853
ProSiebenSat.1 Media AG PFD	1,942	83,293
RWE AG-Non Voting PFD	765	23,612
Volkswagen AG PFD	2,717	548,789

		1,306,388

Total Preferred Stocks
(cost $638,473)		1,306,388

	Shares	Value
Short-term Investments (0.67%)
State Street Institutional U.S. Government Money Market Fund	1,428,937	$1,428,937

Total Short-term Investments
(cost $1,428,937)		1,428,937

TOTAL INVESTMENTS (98.84%)
(cost $179,039,991)		212,138,826
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.16%)		2,493,151

NET ASSETS (100.00%)		$214,631,977

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2013, cash in the amount of $363,239 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$59,501,522	28.05
Japanese Yen	47,487,777	22.39
British Pound	45,641,135	21.52
Swiss Franc	19,352,350	9.12
Australian Dollar	16,826,185	7.93
Swedish Krona	6,572,289	3.10
Hong Kong Dollar	6,348,690	2.99
Singapore Dollar	3,419,833	1.61
Danish Krone	2,341,292	1.10
Norwegian Krone	1,746,573	0.82
United States Dollar	1,588,299	0.75
Israeli Shekel	1,063,782	0.50
New Zealand Dollar	249,099	0.12

Total Investments	$212,138,826	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$52,698,093	24.55
Industrials	26,315,902	12.26
Consumer Staples	24,887,105	11.60
Consumer Discretionary	24,645,707	11.48
Health Care	22,073,762	10.28
Materials	16,798,059	7.83
Energy	14,675,761	6.84
Telecommunication Services	10,980,075	5.12
Information Technology	9,648,183	4.49
Utilities	7,987,242	3.72

Total Stocks	210,709,889	98.17
Short-term Investments	1,428,937	0.67
Cash and Other Assets, Net of Liabilities	2,493,151	1.16

Net Assets	$214,631,977	100.00%

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
ASX SPI 200 Index	4	September 2013	$434,869	$436,149	$1,280
Euro Stoxx 50	44	September 2013	1,540,749	1,487,941	(52,808)
FTSE 100 Index	12	September 2013	1,143,168	1,124,560	(18,608)
Hang Seng Index	1	July 2013	128,171	133,631	5,460
Nikkei 225 Index	12	September 2013	809,579	824,259	14,680

Total					$(49,996)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Foreign amount	U.S. Dollar amount	Unrealized	Unrealized
Currency	Counterparty	Date	Purchased (Sold)	Purchased (Sold)	Gain	(Loss)
Australian Dollar	Morgan Stanley and Co. Inc.	09/18/2013	94,528	$(90,000)	$—	$(4,038)
British Pound	Goldman Sachs Capital Markets LP	09/18/2013	286,954	(450,000)	—	(13,780)
Euro	Goldman Sachs Capital Markets LP	09/18/2013	517,118	(690,000)	—	(16,664)
Hong Kong Dollar	Citibank N.A.	09/18/2013	155,233	(20,000)	20	—
Japanese Yen	Morgan Stanley and Co. Inc.	09/18/2013	24,480,664	(260,000)	—	(13,081)

Total					$20	$(47,563)

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.41%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	7,352,854	$82,425,490
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,666,121	139,995,912

Total Registered Investment Companies
(cost $214,691,550)		222,421,402

TOTAL INVESTMENTS (99.41%)
(cost $214,691,550)		222,421,402
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.59%)		1,322,396

NET ASSETS (100.00%)		$223,743,798

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (56.05%)
Aerospace/Defense (1.51%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$558,238
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,509,381
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	504,418
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	1,990,246
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,809,524
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,838,980
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,838,927

		11,049,714

Agriculture, Foods, & Beverage (3.83%)
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,000,500
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	531,758
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,083,802
Hershey Co.
5.450%, 09/01/2016	500,000	564,311
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,132,463
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	554,892
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,293,872
Kraft Foods Inc.
6.125%, 02/01/2018	131,000	151,401
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	433,261
Pepsico Inc.
7.900%, 11/01/2018	500,000	640,412
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,024,591
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,052,762
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,091,864
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,058,420
General Mills Inc.
3.150%, 12/15/2021	2,000,000	1,997,294
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,436,184
Kellogg Co.
3.125%, 05/17/2022	2,000,000	1,947,908
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,485,417
Sysco Corp.
2.600%, 06/12/2022	1,000,000	942,582

	Principal
	amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$911,906
Kellogg Co.
2.750%, 03/01/2023	1,000,000	932,817
Pepsico Inc.
2.750%, 03/01/2023	2,000,000	1,892,352
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,893,472
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,041,811

		28,096,052

Automotive (0.74%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	510,459
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,090,618
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	992,776
2.625%, 01/10/2023	2,000,000	1,858,078

		5,451,931

Banks (1.49%)
Wachovia Corp.
5.700%, 08/01/2013	500,000	502,080
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	520,641
US Bank NA
4.950%, 10/30/2014	500,000	527,684
Fifth Third Bank
4.750%, 02/01/2015	500,000	526,992
Wachovia Bank NA
5.600%, 03/15/2016	500,000	552,851
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	559,390
Wachovia Corp.
5.750%, 06/15/2017	500,000	567,552
KFW
4.875%, 06/17/2019	1,000,000	1,159,500
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,038,512
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,022,634
US Bancorp
3.000%, 03/15/2022	2,000,000	1,941,856

		10,919,692

Building Materials & Construction (0.97%)
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,012,660
6.000%, 09/30/2016	500,000	563,056
5.750%, 01/15/2021	1,000,000	1,097,962
Fluor Corp.
3.375%, 09/15/2021	2,000,000	1,992,378

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,023,700
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,408,485

		7,098,241

Chemicals (3.10%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	517,382
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,133,526
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	570,140
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	590,771
PPG Industries Inc.
7.400%, 08/15/2019	500,000	605,203
3.600%, 11/15/2020	1,000,000	1,027,480
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,041,290
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,066,132
3.000%, 09/01/2021	1,000,000	985,834
Dow Chemical Co., The
4.125%, 11/15/2021	1,000,000	1,022,639
Praxair Inc.
2.450%, 02/15/2022	1,000,000	942,572
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	1,961,896
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,195,978
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,858,422
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,860,100
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,905,676
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,909,882
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,897,762
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	629,662

		22,722,347

Colleges (0.16%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,136,880

Commercial Service/Supply (0.63%)
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	517,013
5.750%, 09/15/2017	500,000	540,258
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	577,898

	Principal
	amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
4.300%, 06/01/2021	$1,000,000	$1,047,214
3.250%, 06/01/2022	2,000,000	1,936,864

		4,619,247

Computer Software & Services (1.69%)
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	961,486
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,040,748
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,007,370
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,844,356
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,867,844
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,850,824
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,796,964

		12,369,592

Computers (1.20%)
International Business
Machines Corp.
6.500%, 10/15/2013	500,000	508,702
5.700%, 09/14/2017	500,000	577,541
1.875%, 05/15/2019	2,000,000	1,969,530
1.625%, 05/15/2020	1,000,000	936,127
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	967,959
4.300%, 06/01/2021	2,000,000	1,955,556
International Business
Machines Corp.
1.875%, 08/01/2022	1,000,000	894,243
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	950,535

		8,760,193

Consumer & Marketing (3.50%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,049,923
Clorox Co.
5.000%, 01/15/2015	500,000	529,156
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,052,183
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,128,147
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	585,020
Danaher Corp.
5.625%, 01/15/2018	500,000	578,112
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,198,150
McDonald’s Corp.
1.875%, 05/29/2019	500,000	492,610

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Colgate-Palmolive Co.
2.950%, 11/01/2020	$1,000,000	$1,008,646
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,268,455
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,012,266
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	961,832
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,038,164
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	1,900,742
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,889,308
Clorox Co.
3.050%, 09/15/2022	1,000,000	946,056
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	903,126
2.100%, 05/01/2023	1,000,000	910,374
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,380,825
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,797,905

		25,631,000

Electronic/Electrical Manufacturing (0.15%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,087,229

Financial Services (1.48%)
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	513,246
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	532,230
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	557,494
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	556,746
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,139,091
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,174,893
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,060,762
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,047,122
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,417,382
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	1,898,804
3.200%, 01/25/2023	1,000,000	949,307

		10,847,077

Forest Products & Paper (0.16%)
International Paper Co.
5.250%, 04/01/2016	500,000	542,830

	Principal
	amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (Cont.)
Willamette Industries Inc.
9.000%, 10/01/2021	$500,000	$643,974

		1,186,804

Health Care (6.10%)
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,019,716
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,024,265
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,030,955
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,045,838
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,041,457
Amgen Inc.
4.850%, 11/18/2014	500,000	527,900
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	533,964
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,062,127
Medtronic Inc.
4.750%, 09/15/2015	500,000	542,382
Baxter International Inc.
5.900%, 09/01/2016	500,000	569,922
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,236,760
Wyeth
5.450%, 04/01/2017	500,000	567,286
Amgen Inc.
5.850%, 06/01/2017	500,000	570,794
Johnson & Johnson
5.550%, 08/15/2017	500,000	578,747
AstraZeneca PLC
5.900%, 09/15/2017	500,000	580,954
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	583,625
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,127,302
Baxter International Inc.
4.500%, 08/15/2019	500,000	553,312
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,472,960
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,011,208
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,063,343
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,064,178
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,066,558
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	985,267
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,029,275

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
3.125%, 03/15/2022	$1,000,000	$977,324
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,919,736
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,356,015
Baxter International Inc.
2.400%, 08/15/2022	2,000,000	1,847,548
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,852,360
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,879,508
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,903,302
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,336,722
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,892,232
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	3,923,512
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,939,772

		44,718,126

Machinery & Manufacturing (5.14%)
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	756,343
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,077,355
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,062,791
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	533,310
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,091,240
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,111,397
Caterpillar Inc.
5.700%, 08/15/2016	500,000	568,880
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,107,190
Honeywell International Inc.
5.300%, 03/15/2017	500,000	563,644
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	571,856
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	577,718
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,081,286
Covidien International
6.000%, 10/15/2017	500,000	579,402
United Technologies Corp.
5.375%, 12/15/2017	500,000	573,508
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	945,763

	Principal
	amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
3.875%, 12/15/2020	$1,000,000	$1,028,477
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,083,494
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,093,678
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,046,489
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,022,911
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,025,873
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	955,874
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	2,000,000	1,911,808
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	1,975,658
Deere & Co.
2.600%, 06/08/2022	1,000,000	953,082
Covidien International
3.200%, 06/15/2022	2,000,000	1,972,642
3M Co.
2.000%, 06/26/2022	1,500,000	1,399,803
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,013,482
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,848,568
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,868,778
Covidien International
2.950%, 06/15/2023	3,000,000	2,835,996
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,402,455

		37,640,751

Media & Broadcasting (1.81%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,057,423
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,138,682
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	546,225
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,968,676
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,027,729
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	953,682
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,948,654
Reed Elsevier Capital (a)
3.125%, 10/15/2022	2,000,000	1,843,570
Walt Disney Co., The
2.350%, 12/01/2022	2,000,000	1,847,606

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
2.850%, 01/15/2023	$1,000,000	$949,388

		13,281,635

Mining & Metals (2.01%)
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,027,522
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,069,759
Alcoa Inc.
5.550%, 02/01/2017	500,000	531,360
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	563,770
Rio Tinto Finance USA Ltd.
2.250%, 12/14/2018	2,000,000	1,943,526
3.500%, 11/02/2020	1,000,000	994,959
4.125%, 05/20/2021	2,000,000	2,033,166
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	894,063
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,466,702
Alcoa Inc.
5.870%, 02/23/2022	750,000	729,754
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	949,528
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	841,421
4.100%, 05/01/2023 (a)	2,000,000	1,670,912

		14,716,442

Oil & Gas (4.33%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	570,243
Apache Corp.
5.625%, 01/15/2017	500,000	563,122
Shell International Finance
5.200%, 03/22/2017	500,000	563,716
Canadian National Resources
5.700%, 05/15/2017	500,000	567,044
Weatherford International Inc.
6.350%, 06/15/2017	500,000	558,534
EOG Resources Inc.
5.875%, 09/15/2017	500,000	580,890
Husky Energy Inc.
6.200%, 09/15/2017	500,000	568,114
Encana Corp.
5.900%, 12/01/2017	500,000	566,934
Chevron Corp.
1.718%, 06/24/2018	2,000,000	1,981,606
4.950%, 03/03/2019	1,000,000	1,148,450
ConocoPhillips
6.000%, 01/15/2020	500,000	594,977
Chevron Corp.
2.427%, 06/24/2020	2,000,000	1,988,602
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,053,159

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Apache Corp.
3.625%, 02/01/2021	$500,000	$513,232
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,056,099
Canadian National Resources
3.450%, 11/15/2021	1,000,000	999,378
Total Capital International SA
2.875%, 02/17/2022	2,000,000	1,922,310
Apache Corp.
3.250%, 04/15/2022	1,000,000	985,054
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,452,837
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,844,362
Shell International Finance
2.375%, 08/21/2022	2,000,000	1,868,934
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,880,880
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,376,031
Apache Corp.
2.625%, 01/15/2023	2,000,000	1,844,068
Total Capital International SA
2.700%, 01/25/2023	1,000,000	935,592
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,845,758
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,871,484

		31,701,410

Retailers (2.83%)
Walgreen Co.
4.875%, 08/01/2013	500,000	501,624
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,094,300
Target Corp.
5.875%, 07/15/2016	1,000,000	1,139,028
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	566,981
McDonald’s Corp.
5.300%, 03/15/2017	500,000	564,028
Target Corp.
5.375%, 05/01/2017	500,000	566,758
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	574,406
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,925,794
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,084,111
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,067,350
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,097,647
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,038,367
3.120%, 04/15/2022	1,000,000	984,222

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Walgreen Co.
3.100%, 09/15/2022	$1,000,000	$947,670
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,868,592
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	2,844,171
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	1,874,204

		20,739,253

Telecom & Telecom Equipment (1.90%)
Vodafone Group PLC
4.150%, 06/10/2014	500,000	515,321
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,050,056
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	541,838
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,118,766
Vodafone Group PLC
5.450%, 06/10/2019	500,000	567,233
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,030,944
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,099,492
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,077,044
3.000%, 02/15/2022	1,000,000	961,022
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	886,698
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,266,745
AT&T Inc.
2.625%, 12/01/2022	1,000,000	915,335
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	924,459

		13,954,953

Transportation (1.96%)
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,520,829
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	973,194
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,931,286
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	482,548
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,885,616
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,856,760
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	1,925,922
Burlington North Santa Fe
3.000%, 03/15/2023	2,000,000	1,905,856

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Union Pacific Corp.
2.750%, 04/15/2023	$2,000,000	$1,889,556

		14,371,567

Utilities & Energy (9.36%)
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	501,684
PSI Energy
5.000%, 09/15/2013	1,000,000	1,009,228
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,033,945
Union Electric Co.
5.500%, 05/15/2014	500,000	518,138
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,052,311
Union Electric Co.
4.750%, 04/01/2015	500,000	528,380
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	532,224
Southwestern Electric Power
5.375%, 04/15/2015	500,000	534,303
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	550,872
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,105,820
Virginia Electric & Power
5.400%, 01/15/2016	500,000	554,972
Ohio Power Co.
6.000%, 06/01/2016	500,000	563,172
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	569,228
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	569,840
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	564,828
Georgia Power Co.
5.700%, 06/01/2017	500,000	573,058
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,118,129
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	582,564
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,116,751
Union Electric Co.
6.400%, 06/15/2017	500,000	586,212
Florida Power Corp.
5.800%, 09/15/2017	500,000	577,192
Virginia Electric & Power
5.950%, 09/15/2017	500,000	581,080
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	575,128
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	577,875
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	538,235

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Gas
5.450%, 04/15/2018	$500,000	$579,968
Pacificorp
5.650%, 07/15/2018	500,000	583,509
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	644,799
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,028,943
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,041,696
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,031,059
Public Service Co. of Colorado
3.200%, 11/15/2020	1,000,000	1,024,544
Appalachian Power Co.
4.600%, 03/30/2021	500,000	538,460
Commonwealth Edison
3.400%, 09/01/2021	1,000,000	1,023,037
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,000,095
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	959,707
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	967,258
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	1,912,174
Detroit Edison Co.
2.650%, 06/15/2022	500,000	476,176
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,839,636
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,421,067
Northern States Power Co.
2.150%, 08/15/2022	500,000	458,829
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	923,944
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	1,901,438
PPL Electric Utilities
2.500%, 09/01/2022	500,000	468,275
PECO Energy Co.
2.375%, 09/15/2022	500,000	463,236
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	918,882
Tampa Electric Co.
2.600%, 09/15/2022	500,000	463,794
General Electric Co.
2.700%, 10/09/2022	2,000,000	1,892,786
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	922,113
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,474,323
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	928,920

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Emerson Electric Co.
2.625%, 02/15/2023	$3,500,000	$3,312,659
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,369,752
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,898,678
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,871,526
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,901,544
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	941,584
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,777,886
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,922,694
Pacificorp
2.950%, 06/01/2023	1,000,000	964,174
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,958,556
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	2,918,193
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	614,966
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,233,194

		68,589,243

Total Corporate Bonds
(cost $410,087,650)		410,689,379

Commercial Mortgage-Backed Securities (0.54%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,034,944
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	1,912,690	1,925,245

Total Commercial Mortgage-Backed Securities
(cost $3,889,932)		3,960,189

Government Agency Securities (b) (20.97%)
Agency Commercial Mortgage-Backed Securities (10.14%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	9,793,620
2.373%, 05/25/2022	10,000,000	9,418,680
2.682%, 10/25/2022	10,000,000	9,584,400
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,064,780
2.715%, 02/25/2022	7,000,000	6,844,705
2.482%, 04/25/2022	10,000,000	9,586,230
2.377%, 05/25/2022	10,000,000	9,476,420
2.509%, 11/25/2022	10,000,000	9,520,650

		74,289,485

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (9.75%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	$113,173	$119,619
5.000%, 09/01/2018	116,888	123,589
5.000%, 09/01/2018	67,501	71,346
4.500%, 11/01/2018	205,298	215,520
5.500%, 11/01/2018	88,763	94,890
5.000%, 01/01/2019	78,466	83,131
5.000%, 04/01/2019	95,828	101,526
4.500%, 05/01/2019	129,909	138,692
4.000%, 05/01/2019	91,556	96,095
5.500%, 06/01/2019	155,377	167,580
5.000%, 01/01/2020	94,585	100,209
5.500%, 04/01/2020	151,246	164,226
5.500%, 07/01/2020	242,500	261,546
6.000%, 07/01/2021	223,621	244,629
4.500%, 05/01/2024	583,023	612,607
4.500%, 05/01/2024	204,495	215,310
4.500%, 09/01/2024	490,873	516,834
5.000%, 10/01/2024	787,686	844,780
4.000%, 10/01/2024	727,469	762,485
4.000%, 01/01/2025	546,802	577,335
4.000%, 07/01/2025	593,545	622,673
4.500%, 08/01/2025	587,028	618,633
3.500%, 04/01/2026	733,462	762,082
2.500%, 02/01/2027	5,224,502	5,261,048
6.000%, 11/01/2028	14,968	16,607
6.500%, 06/01/2029	29,394	32,837
7.500%, 12/01/2030	1,651	1,893
7.000%, 07/01/2031	2,971	3,445
6.500%, 09/01/2031	4,984	5,686
6.000%, 11/01/2032	49,860	55,631
6.000%, 12/01/2032	29,956	33,423
5.500%, 05/01/2033	368,445	402,913
5.500%, 07/01/2033	521,499	565,162
5.000%, 08/01/2033	217,626	237,652
5.500%, 03/01/2034	157,340	170,373
5.000%, 04/01/2034	145,445	155,878
6.000%, 07/01/2034	437,220	482,222
5.500%, 05/01/2035	607,948	673,811
5.000%, 05/01/2035	443,714	475,256
4.500%, 08/01/2035	156,685	165,164
5.000%, 10/01/2035	148,173	158,453
6.500%, 08/01/2036	229,603	258,016
5.500%, 10/01/2037	277,960	298,613
5.500%, 11/01/2037	357,071	383,602
6.000%, 01/01/2038	216,745	235,098
6.000%, 01/01/2038	159,970	173,515
4.500%, 06/01/2039	907,793	955,797
5.000%, 06/01/2039	686,400	732,643
4.500%, 10/01/2039	1,125,873	1,185,409
5.000%, 10/01/2039	1,005,664	1,073,416
5.000%, 01/01/2040	467,426	498,917
4.500%, 02/01/2040	397,543	418,565
4.000%, 07/01/2041	2,011,939	2,097,925
Federal National Mortgage Association
6.000%, 09/01/2013	237	237

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 12/01/2016	$12,263	$12,942
5.500%, 01/01/2017	65,673	69,345
6.500%, 01/01/2017	13,140	13,636
5.500%, 01/01/2017	12,452	13,142
5.500%, 02/01/2017	57,886	61,133
5.000%, 03/01/2017	61,684	65,981
6.000%, 04/01/2017	12,144	12,919
5.500%, 01/01/2018	40,897	43,189
5.000%, 02/01/2018	62,390	66,451
5.000%, 05/01/2018	168,422	179,454
5.000%, 05/01/2018	152,326	162,552
4.500%, 05/01/2018	141,037	149,882
4.500%, 05/01/2018	130,042	138,194
5.000%, 05/01/2018	75,160	79,422
4.500%, 03/01/2019	113,302	118,963
5.500%, 10/01/2019	335,955	362,713
5.000%, 11/01/2019	210,823	225,058
4.500%, 12/01/2019	130,761	138,926
5.000%, 06/01/2020	341,066	366,703
4.500%, 09/01/2020	178,322	187,860
5.000%, 05/01/2021	284,708	305,000
5.500%, 05/01/2021	247,515	267,191
4.500%, 04/01/2023	72,783	77,351
5.000%, 01/01/2024	311,512	334,067
4.500%, 04/01/2024	100,062	106,139
4.000%, 06/01/2024	466,069	492,479
4.500%, 11/01/2024	422,893	448,638
3.500%, 12/01/2025	663,524	695,721
3.000%, 12/01/2026	1,407,365	1,449,247
7.500%, 09/01/2029	22,582	26,071
8.000%, 03/01/2030	3,490	3,659
6.500%, 05/01/2030	22,887	25,323
6.500%, 08/01/2031	3,234	3,720
7.000%, 08/01/2031	1,830	1,853
6.500%, 10/01/2031	15,302	16,923
6.000%, 11/01/2031	15,083	16,384
7.000%, 01/01/2032	25,055	28,486
3.000%, 02/01/2032	6,901,779	6,972,563
3.000%, 02/01/2032	4,651,030	4,712,335
6.000%, 03/01/2032	15,467	17,085
6.500%, 03/01/2032	8,683	9,601
6.500%, 04/01/2032	54,457	60,723
7.000%, 04/01/2032	31,634	37,271
6.500%, 05/01/2032	197,342	221,717
6.000%, 05/01/2032	15,229	16,776
7.000%, 06/01/2032	43,559	50,172
7.000%, 06/01/2032	21,824	23,798
6.500%, 06/01/2032	13,926	16,031
6.500%, 07/01/2032	30,482	34,062
6.000%, 08/01/2032	125,966	141,311
5.500%, 10/01/2032	181,413	198,068
6.500%, 10/01/2032	109,647	121,560
6.000%, 11/01/2032	104,070	114,646
6.000%, 01/01/2033	65,759	72,442
5.500%, 03/01/2033	80,775	88,404
5.500%, 03/01/2033	69,018	75,537

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 04/01/2033	$173,759	$188,813
5.000%, 05/01/2033	241,692	261,465
5.000%, 05/01/2033	66,901	72,375
5.000%, 08/01/2033	237,723	257,172
5.500%, 10/01/2033	230,168	251,908
5.000%, 03/01/2034	423,614	458,374
5.500%, 05/01/2034	347,840	384,145
6.000%, 07/01/2034	191,220	210,627
5.500%, 12/01/2034	505,293	558,090
5.500%, 04/01/2035	342,948	378,907
5.000%, 07/01/2035	382,805	412,161
5.500%, 07/01/2035	359,789	392,395
5.000%, 10/01/2035	275,008	296,097
5.000%, 11/01/2035	108,790	117,133
6.000%, 08/01/2036	217,588	236,778
6.000%, 12/01/2037	105,092	114,208
5.500%, 02/01/2038	297,117	322,241
5.500%, 06/01/2038	725,471	786,817
4.500%, 03/01/2039	778,042	838,347
5.000%, 05/01/2039	994,336	1,069,987
4.500%, 05/01/2039	713,605	760,620
5.000%, 11/01/2039	1,240,119	1,373,171
4.500%, 01/01/2040	752,040	795,493
4.500%, 09/01/2040	1,377,939	1,457,886
3.500%, 01/01/2041	1,958,811	1,991,137
4.500%, 04/01/2041	691,480	733,179
5.000%, 05/01/2041	1,023,287	1,117,172
4.000%, 11/01/2041	2,286,130	2,384,950
Government National Mortgage Association
6.000%, 05/15/2017	48,094	50,773
6.500%, 06/15/2028	39,288	43,921
6.000%, 11/15/2028	27,526	30,754
6.500%, 03/15/2029	51,938	59,825
7.000%, 06/15/2029	18,830	19,283
7.500%, 08/20/2030	9,744	11,829
6.000%, 01/15/2032	15,947	17,888
5.500%, 10/15/2033	237,155	261,093
5.000%, 11/20/2033	352,891	386,642
6.000%, 12/20/2033	112,938	130,945
5.500%, 11/15/2038	541,279	590,339
5.000%, 09/15/2039	931,956	1,009,279
4.500%, 10/15/2039	1,519,325	1,619,903
5.000%, 12/15/2039	384,811	416,737
4.000%, 09/20/2040	2,728,677	2,883,426
4.500%, 03/20/2041	595,066	641,401
5.000%, 05/20/2041	517,631	566,414

		71,437,463

Agency Notes & Bonds (1.08%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,502,565
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,684,980

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
7.125%, 01/15/2030	$500,000	$704,386

		7,891,931

Total Government Agency Securities
(cost $154,141,947)		153,618,879

U.S. Treasury Obligations (20.45%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	611,250
8.125%, 08/15/2019	750,000	1,034,004
6.250%, 08/15/2023	11,000,000	14,760,625
6.875%, 08/15/2025	1,000,000	1,431,875
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,052,266
2.375%, 08/31/2014	1,000,000	1,025,078
4.250%, 11/15/2014	1,000,000	1,055,000
4.000%, 02/15/2015	2,000,000	2,119,844
4.125%, 05/15/2015	1,000,000	1,070,547
2.125%, 05/31/2015	5,000,000	5,169,530
4.250%, 08/15/2015	2,000,000	2,162,812
4.500%, 11/15/2015	10,000,000	10,947,660
4.500%, 02/15/2016	10,000,000	11,027,340
2.625%, 04/30/2016	1,000,000	1,056,016
3.250%, 07/31/2016	2,000,000	2,154,376
3.000%, 08/31/2016	1,000,000	1,070,859
2.750%, 05/31/2017	5,000,000	5,331,250
4.250%, 11/15/2017	12,000,000	13,575,000
3.500%, 02/15/2018	12,000,000	13,204,692
3.875%, 05/15/2018	2,000,000	2,240,624
3.750%, 11/15/2018	17,000,000	19,004,147
3.125%, 05/15/2019	2,000,000	2,170,468
3.625%, 08/15/2019	2,000,000	2,227,656
3.375%, 11/15/2019	10,000,000	11,003,120
3.625%, 02/15/2020	20,000,000	22,310,940

Total U.S. Treasury Obligations
(cost $138,805,723)		149,816,979

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (1.65%)
JPMorgan U.S. Government Money
Market Fund	12,070,249	$12,070,249

Total Short-term Investments
(cost $12,070,249)		12,070,249

TOTAL INVESTMENTS (99.66%)
(cost $718,995,501)		730,155,675
OTHER ASSETS, NET OF LIABILITIES (0.34%)		2,486,266

NET ASSETS (100.00%)		$732,641,941

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $3,514,482 or 0.48% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.07%)
Alabama (1.71%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,073,720
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,159,183
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	553,585
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,178,500
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,026,950
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,488,386
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,082,680

					9,563,004

Alaska (0.82%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,060,910
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,388,565
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,118,297

					4,567,772

Arizona (8.05%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A-	2,100,000	2,380,917
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2018	AA-	500,000	549,555
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	938,047
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,331,862
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,405,976
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,139,030
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,580,055
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,061,840
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,592,334
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	920,544
Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2013)	3.000%	07/01/2024	Aa2	1,950,000	1,865,955
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	A+	1,140,000	1,288,816
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	314,796
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	AA-	1,500,000	1,564,515
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,147,311
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	A+	2,000,000	2,239,600
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,119,560
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	516,025
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,071,783
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	A+	1,725,000	1,911,956
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,137,520
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,082,860
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	A+	1,000,000	1,097,890
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,596,982

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	$4,165,000	$4,231,140
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,014,760
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,015,040

					45,116,669

Arkansas (2.06%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	155,424
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,086,990
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	Aa3	1,270,000	1,339,761
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2024	Aa2	1,045,000	989,333
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2026	Aa2	1,110,000	1,002,907
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2027	Aa3	730,000	672,578
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,568,115
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	Aa3	755,000	682,271
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,107,660
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	Aa3	2,000,000	1,924,080

					11,529,119

California (2.41%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,417,892
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	457,160
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	996,381
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	580,894
State of California, Various Purpose General Obligation Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.000%	11/01/2022	A-	600,000	609,450
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,083,060
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	939,773
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	222,755
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,076,073
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,461,395
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	982,034
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,520,582
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,116,910
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,035,380

					13,499,739

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (3.15%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	$250,000	$274,965
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,088,940
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	4,265,000	4,179,700
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,449,050
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	2,520,000	2,571,005
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,332,473
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2025	AA	4,290,000	4,018,271
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,467,504
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,276,457

					17,658,365

Connecticut (1.90%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,104,152
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	2,000,000	1,833,720
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2023	Aa1	600,000	596,466
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,308,302
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	973,132
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	635,097
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2028	Aa1	2,400,000	2,183,040
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	2,250,000	2,004,548

					10,638,457

Delaware (0.93%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,702,318
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,159,295
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,319,158
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	54,594

					5,235,365

Florida (3.68%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,437,970
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,600,980
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,039,850
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	1,265,000	1,329,085
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,590,423
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,052,100
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	443,232
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,013,930
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,870,068
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,105,200
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	1,950,322
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,168,466

					20,601,626

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (1.08%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	$1,000,000	$1,066,890
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	340,262
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,233,960
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,114,910
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,276,975

					6,032,997

Hawaii (0.40%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,237,360

Idaho (0.97%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,498,538
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,556,298
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,363,838

					5,418,674

Illinois (0.92%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,149,802

Indiana (0.86%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,230,964
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003 (Prerefunded to 07-10-2013 @ 100) (b)	5.000%	01/10/2020	AA+	1,310,000	1,311,231
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,077,130
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	200,000	206,412

					4,825,737

Iowa (2.32%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,360,299
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	917,142
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,531,457
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,500,437
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,079,554
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,922,017
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,366,939
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,342,404

					13,020,249

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (3.36%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	$730,000	$739,724
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2020	Aa1	620,000	655,892
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	247,957
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	6,000,000	5,512,800
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,480,127
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,059,760
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,997,412
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,653,331
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,493,338

					18,840,341

Kentucky (1.48%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	654,912
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,761,830
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,072,400
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,584,626
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,210,046

					8,283,814

Louisiana (0.53%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	1,390,000	1,321,598
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (b)	5.000%	07/15/2025	Aa2	900,000	1,011,033
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2026	AA-	720,000	665,813

					2,998,444

Maine (0.30%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	1,565,000	1,710,107

Maryland (1.56%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	1,999,869
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,085,480
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	3,000,000	2,815,320
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,820,662

					8,721,331

Massachusetts (0.43%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2020	Aa1	800,000	803,104
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	565,000	549,570
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	565,000	532,626
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	565,000	516,613

					2,401,913

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (3.90%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	$500,000	$553,580
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,049,550
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	545,480
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	784,318
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	243,860
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,686,912
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,081,230
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,935,343
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,607,536
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,246,063
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,579,316
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,622,470
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	898,870

					21,834,528

Minnesota (2.94%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	5,000,000	5,946,850
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,160,000	2,054,160
City of Maple Grove, Minnesota, General Obligation Improvement Refunding Bonds, Series 2013A	3.000%	02/01/2023	AAA	2,625,000	2,707,268
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,123,200
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,668,275
State of Minnesota, General Obligation State Trunk Highway Bonds, Series 2012B	3.000%	08/01/2026	Aa1	2,000,000	1,942,880

					16,442,633

Mississippi (0.80%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	519,820
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,165,840
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,151,830
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,630,723

					4,468,213

Missouri (1.65%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,728

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2023	Aa1	$1,040,000	$1,129,523
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,072,680
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,109,860
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,599,286
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,775,988

					9,224,065

Montana (0.58%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	336,080
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	3.000%	06/01/2022	Aa3	600,000	611,298
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa3	380,000	413,543
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2024	Aa3	390,000	418,396
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	276,490
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	542,897
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	669,017

					3,267,721

Nebraska (1.77%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,251,287
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2012	4.000%	06/15/2023	Aa1	2,725,000	2,994,802
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,041,475
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,671,480
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	1,934,130

					9,893,174

New Hampshire (1.17%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2021	AA	610,000	621,974
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2023	AA	980,000	999,237
New Hampshire Municipal Bond Bank, 2011 Series E Bonds	4.000%	01/15/2024	Aa3	1,410,000	1,487,169
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	532,435
New Hampshire Municipal Bond Bank, 2013 Series A Refunding Bonds	3.000%	08/15/2025	AA	3,000,000	2,928,270

					6,569,085

New Jersey (6.29%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,317,147
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,079,400
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,822,614
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,782,765

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	$1,550,000	$1,611,674
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	775,000	795,910
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,300,111
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	475,000	513,048
County of Bergen, New Jersey, General Obligation Bonds of 2012, Series C	2.000%	12/01/2023	Aaa	3,900,000	3,469,245
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	2,035,000	1,798,350
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	815,000	785,652
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,456,039
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	390,679
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2025	AA-	835,000	788,883
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,329,118
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,453,287
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2026	AA-	855,000	778,888
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,524,189
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	894,523
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,490,443
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,150,426
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,465,827
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	655,912
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,531,672
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	944,472
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds and Water-Sewer Utility Bonds, General Improvement Bonds (c)	4.000%	01/15/2033	Aa2	1,140,000	1,089,281

					35,219,555

New Mexico (1.74%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	602,741
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,030,240
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,816,603
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,044,482
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,663,175
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	511,524

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	$1,000,000	$1,085,360

					9,754,125

New York (2.39%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,659,971
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,369,829
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,080,870
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	452,231
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A2	1,000,000	1,054,500
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,370,414
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	716,414
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	522,209
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A2	1,000,000	1,059,310
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,045,940
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	AA	950,000	1,015,664
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	AA	995,000	1,060,441

					13,407,793

North Carolina (2.96%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,074,120
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,523,603
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,167,440
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,353,550
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,056,860
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,647,285
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2026	Aaa	455,000	445,864
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	204,939
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,189,320
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,722,675
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2027	Aaa	455,000	442,292
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	314,010
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	433,242

					16,575,200

North Dakota (0.24%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,345,929

Ohio (3.36%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	803,565
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,178,780

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	$1,000,000	$1,123,900
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2024	AA-	755,000	797,288
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,634,800
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,375,188
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,115,410
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,547,415
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,085,980
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,552,306
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,911,196
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,702,344

					18,828,172

Oklahoma (1.19%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,696,850
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,129,050
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,260,821
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	437,456
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	850,365
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	310,000	300,877

					6,675,419

Oregon (1.95%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,180,745
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	712,889
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,021,808
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,519,251
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,613,670
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	618,746
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	358,222
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	694,980
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,063,350
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,136,140

					10,919,801

Pennsylvania (2.08%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	963,845

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	$2,575,000	$2,735,938
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,549,281
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,048,933
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,089,784
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,303,688
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,154,782
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,810,263

					11,656,514

Rhode Island (0.67%)
State of Rhode Island and Providence Plantations, General Obligation Bonds,
Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,092,790
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,127,736
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	546,495

					3,767,021

South Carolina (4.05%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,868,425
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,994,256
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,112,606
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,600,050
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,783,069
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	3,880,765
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	2,969,842
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,592,085
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,866,781

					22,667,879

South Dakota (0.21%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	1,210,000	1,161,866

Tennessee (3.67%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	764,056
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	180,531
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	315,271
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	190,799
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,378,360
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,096,450
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	2,000,000	2,000,000

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	$900,000	$958,743
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	2,185,000	2,150,848
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,061,290
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,382,300
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	462,893
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,379,060
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,255,887

					20,576,488

Texas (2.53%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2020	Aaa	1,000,000	1,189,650
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	851,423
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,217,960
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,639,575
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,017,360
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	930,303
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,608,619
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A (c)	4.000%	02/15/2030	AA	1,000,000	990,380
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,727,306

					14,172,576

Utah (1.93%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (b)	5.250%	04/01/2022	NR	680,000	705,167
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,087,220
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	2,750,000	2,710,235
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2025	Aa1	2,830,000	2,709,329
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2012	3.500%	06/15/2026	Aaa	2,500,000	2,453,950
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B (c)	4.250%	04/01/2033	AA+	1,195,000	1,159,162

					10,825,063

Virginia (3.70%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,036,872
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	547,108
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,662,127
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,656,731

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	$1,000,000	$1,065,300
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2025	Aa2	940,000	894,683
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2026	Aa2	940,000	864,048
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,469,967
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,946,804
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,032,750
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,127,134
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,226,143
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2033	Aa2	1,200,000	1,177,308

					20,706,975

Washington (3.15%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,546,181
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,073,850
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,231,160
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,724,575
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	726,689
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,473,900
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	475,767
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	932,769
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,434,511

					17,619,402

West Virginia (2.71%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	2,200,000	2,543,508
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,308,319
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,420,566
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,399,092
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,779,323
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,735,460

					15,186,268

Wisconsin (1.52%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	534,040
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	4,200,000	4,262,034
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	928,158

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Village of Whitefish Bay, Wisconsin, (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	3.250%	04/01/2029	Aa1	$495,000	$436,342
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	Aa3	2,495,000	2,361,692

					8,522,266

Total Long-term Municipal Bonds
(cost $554,857,701)					549,338,616

				Shares	Value
Short-term Investments (0.15%)
JPMorgan Tax Free Money Market Fund				824,236	$824,236

Total Short-term Investments
(cost $824,236)					824,236

TOTAL INVESTMENTS (98.22%)
(cost $555,681,937)					550,162,852
OTHER ASSETS, NET OF LIABILITIES (1.78%)					9,961,901

NET ASSETS (100.00%)					$560,124,753

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Principal amount	Value
Short-term Investments (100.14%)
Agriculture, Foods, & Beverage (7.24%)
Coca-Cola Co. (a)
0.070%, 07/26/2013	$2,000,000	$1,999,895
0.110%, 08/07/2013	2,251,000	2,250,732
0.100%, 08/21/2013	1,200,000	1,199,823
0.110%, 09/12/2013	1,742,000	1,741,601
Nestle Finance International Ltd.
0.110%, 07/17/2013	1,360,000	1,359,925
0.110%, 08/07/2013	2,900,000	2,899,654
0.100%, 09/05/2013	9,900,000	9,898,130

		21,349,760

Automotive (10.12%)
American Honda Finance Corp.
0.150%, 07/12/2013	6,637,000	6,636,641
0.090%, 08/06/2013	6,475,000	6,474,385
0.110%, 08/22/2013	1,000,000	999,835
PACCAR Financial Corp.
0.080%, 07/01/2013	1,200,000	1,199,995
0.080%, 07/16/2013	3,800,000	3,799,856
0.100%, 09/09/2013	1,250,000	1,249,750
Toyota Motor Credit Corp.
0.140%, 07/11/2013	9,477,000	9,476,558

		29,837,020

Consumer & Marketing (0.46%)
Procter & Gamble Co., The (a)
0.100%, 08/12/2013	1,350,000	1,349,835
Financial Services (5.62%)
General Electric Capital Corp.
0.100%, 09/18/2013	13,588,000	13,584,943
Wells Fargo & Co.
0.150%, 08/13/2013	3,000,000	2,999,438

		16,584,381

Government Agency Securities (b) (41.25%)
Federal Home Loan Mortgage Corp.
0.055%, 07/03/2013	3,000,000	2,999,982
0.070%, 07/05/2013	11,500,000	11,499,863
0.076%, 07/05/2013	2,887,000	2,886,966
0.075%, 07/08/2013	7,450,000	7,449,860
0.075%, 07/17/2013	1,423,000	1,422,947
0.065%, 07/19/2013	12,335,000	12,334,555
0.050%, 07/24/2013	7,000,000	6,999,757
0.040%, 07/26/2013	1,250,000	1,249,962
0.050%, 08/02/2013	18,000,000	17,999,178
0.045%, 08/02/2013	8,500,000	8,499,612
0.060%, 08/05/2013	5,700,000	5,699,648
0.070%, 08/07/2013	4,500,000	4,499,659
0.070%, 08/09/2013	2,600,000	2,599,793
0.070%, 08/14/2013	8,500,000	8,499,240
0.040%, 08/19/2013	11,500,000	11,499,348
0.085%, 08/23/2013	6,950,000	6,949,097
Federal National Mortgage Association
0.080%, 07/03/2013	4,000,000	3,999,964

	Principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
0.080%, 09/11/2013	$4,500,000	$4,499,260

		121,588,691

Health Care (9.75%)
Abbott Laboratories (a)
0.100%, 09/03/2013	4,500,000	4,499,175
0.110%, 09/23/2013	9,500,000	9,497,504
Roche Holdings (a)
0.110%, 07/16/2013	11,350,000	11,349,410
0.090%, 07/19/2013	3,400,000	3,399,830

		28,745,919

Machinery & Manufacturing (5.06%)
Caterpillar Finance Service Corp.
0.090%, 08/02/2013	3,105,000	3,104,736
0.120%, 09/16/2013	11,815,000	11,811,889

		14,916,625

Oil & Gas (4.92%)
Chevron Corp. (a)
0.070%, 07/12/2013	14,500,000	14,499,633

	Shares	Value
Registered Investment Companies (0.01%)
JPMorgan U.S. Government Money Market Fund	29,656	$29,656

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
Retailers (4.89%)
Wal-Mart Stores Inc. (a)
0.090%, 08/26/2013	$3,645,000	$3,644,471
0.090%, 09/16/2013	10,770,000	10,767,873

		14,412,344

U.S. Government Obligations (10.82%)
U.S. Treasury Bill
0.048%, 07/18/2013	11,000,000	10,999,724
0.020%, 08/01/2013	9,000,000	8,999,839
0.030%, 08/29/2013	9,000,000	8,999,533
0.033%, 08/29/2013	2,900,000	2,899,850

		31,898,946

Total Short-term Investments
(cost $295,212,810)		295,212,810

TOTAL INVESTMENTS (100.14%)
(cost $295,212,810)		295,212,810
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(423,279)

NET ASSETS (100.00%)		$294,789,531

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	91

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$282,539,629	186,963,395	104,241,566

Investments in securities at market value	$363,097,882	228,024,374	124,821,993
Cash	—	—	—
Foreign currencies at value (cost $22,708 and $1,907,524, respectively)	—	—	22,533
Receivable for:
Dividends and interest	238,428	106,452	262,711
Shares of the Fund sold	254,768	128,125	62,522
Securities sold	3,540,757	4,581,863	616,704
SFIMC	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	293
Prepaid expenses	32,550	35,435	41,985

Total assets	367,164,385	232,876,249	125,828,741

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	69,905	104,311	36,998
Securities Purchased	1,525,702	3,086,853	448,587
Variation margin on futures contracts	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	1,117
Due to affiliates	289,180	239,833	169,145
Accrued liabilities	82,092	80,039	37,687

Total liabilities	1,966,879	3,511,036	693,534

Net assets applicable to shares outstanding of common stock	$365,197,506	229,365,213	125,135,207

Analysis of Net Assets
Paid-in-capital	$353,386,444	183,441,319	120,803,031
Accumulated net realized gain (loss)	(69,981,836)	4,587,606	(17,209,507)
Net unrealized appreciation (depreciation)	80,558,253	41,060,979	20,576,146
Accumulated undistributed net investment income (loss)	1,234,645	275,309	965,537

Net assets applicable to shares outstanding	$365,197,506	229,365,213	125,135,207

Fund shares outstanding:
Class A Shares	9,100,642	5,369,162	3,388,032
Class B Shares	792,979	1,099,362	951,850
Legacy Class A Shares	11,541,429	7,290,257	4,467,410
Legacy Class B Shares	1,229,045	1,223,106	1,041,773
Institutional Shares	23,593,021	3,112,155	1,721,731
Class R-1 Shares	412,612	312,956	255,463
Class R-2 Shares	1,283,559	716,647	474,228
Class R-3 Shares	353,329	194,929	192,356
Net assets applicable to shares outstanding:
Class A Shares	$67,968,015	64,537,912	33,844,654
Class B Shares	5,895,787	12,576,661	9,363,582
Legacy Class A Shares	89,537,172	86,068,445	45,012,795
Legacy Class B Shares	9,485,726	13,635,439	10,346,223
Institutional Shares	177,025,589	38,118,144	17,366,901
Class R-1 Shares	3,075,553	3,618,859	2,533,468
Class R-2 Shares	9,560,682	8,442,395	4,729,807
Class R-3 Shares	2,648,982	2,367,358	1,937,777
Net asset value:
Class A Shares	$7.47	12.02	9.99
Class B Shares	7.43	11.44	9.84
Legacy Class A Shares	7.76	11.81	10.08
Legacy Class B Shares	7.72	11.15	9.93
Institutional Shares	7.50	12.25	10.09
Class R-1 Shares	7.45	11.56	9.92
Class R-2 Shares	7.45	11.78	9.97
Class R-3 Shares	7.50	12.14	10.07
Maximum offering price:
Class A Shares	$7.86	12.65	10.52
Legacy Class A Shares	8.00	12.18	10.39

(a)	Relates to investments in affiliated investment companies.

92	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

479,898,014	293,928,393	179,039,991	214,691,550	(a)	718,995,501	555,681,937	295,212,810

733,570,443	362,932,515	212,138,826	222,421,402	(a)	730,155,675	550,162,852	295,212,810
—	—	—	983,558		—	—	—
—	—	1,860,139	—		—	—	—

869,688	455,999	923,384	178,628		5,217,853	6,312,694	3
1,015,210	424,398	201,911	255,562		989,770	1,073,804	1,570,737
85,821	28,499,686	7,583	—		—	6,708,029	—
—	4,633	4,592	72,109		—	—	107,517
—	—	20	—		—	—	—
62,477	35,433	33,514	3,580		55,944	72,710	44,482

735,603,639	392,352,664	215,169,969	223,914,839		736,419,242	564,330,089	296,935,549

—	—	—	—		230,115	233,143	414

303,804	136,163	88,293	41,899		1,105,894	253,080	1,954,380
40,830	33,902,665	19	—		1,988,980	3,387,508	—
139,016	43,917	51,855	—		—	—	—
—	—	47,563	—		—	—	—
413,596	246,880	206,757	58,449		335,142	287,522	114,787
153,981	147,438	143,505	70,693		117,170	44,083	76,437

1,051,227	34,477,063	537,992	171,041		3,777,301	4,205,336	2,146,018

734,552,412	357,875,601	214,631,977	223,743,798		732,641,941	560,124,753	294,789,531

496,293,884	271,429,500	210,259,466	216,061,531		721,278,325	565,292,589	294,789,531
(20,559,540)	16,499,206	(30,517,342)	(166,725)		203,442	351,249	—
253,277,844	69,024,182	32,943,493	7,729,852		11,160,174	(5,519,085)	—
5,540,224	922,713	1,946,360	119,140		—	—	—

734,552,412	357,875,601	214,631,977	223,743,798		732,641,941	560,124,753	294,789,531

16,963,105	4,517,112	4,967,292	6,882,343		33,437,950	41,291,882	137,508,898
907,796	869,775	978,016	1,237,795		1,102,036	617,174	3,140,138
29,170,569	11,915,276	7,916,386	10,095,158		12,702,316	7,577,019	70,204,600
3,020,882	2,129,569	1,512,323	2,550,537		822,688	111,396	4,439,091
8,047,067	4,386,736	3,380,885	2,343,679		15,972,999		57,238,708
605,984	238,707	301,497	273,389		382,199		5,219,106
1,284,136	486,555	548,847	548,526		731,201		14,495,222
228,989	143,091	176,977	145,846		198,669		2,543,773

206,124,766	65,904,276	53,923,802	63,654,791		374,863,341	466,448,190	137,508,896
11,034,015	12,460,698	10,591,128	11,460,385		12,346,114	6,968,659	3,140,138
356,029,803	172,268,872	85,767,582	94,218,857		142,505,140	85,451,449	70,204,602
37,006,502	30,188,499	16,427,506	23,860,017		9,235,134	1,256,455	4,439,087
98,605,445	64,390,914	36,785,262	21,696,082		178,989,929		57,238,707
7,377,482	3,470,674	3,268,417	2,497,680		4,284,752		5,219,106
15,573,164	7,091,401	5,941,539	5,019,496		8,189,561		14,495,222
2,801,235	2,100,267	1,926,741	1,336,490		2,227,970		2,543,773

12.15	14.59	10.86	9.25		11.21	11.30	1.00
12.15	14.33	10.83	9.26		11.20	11.29	1.00
12.21	14.46	10.83	9.33		11.22	11.28	1.00
12.25	14.18	10.86	9.35		11.23	11.28	1.00
12.25	14.68	10.88	9.26		11.21		1.00
12.17	14.54	10.84	9.14		11.21		1.00
12.13	14.57	10.83	9.15		11.20		1.00
12.23	14.68	10.89	9.16		11.21		1.00

12.79	15.36	11.43	9.74		11.56	11.65	1.00
12.59	14.91	11.16	9.62		11.57	11.63	1.00

See accompanying notes to financial statements.	93

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$986,998,649	1,534,842,153	1,376,642,863	1,000,225,117	142,377,382
Receivable for:
Shares of the Fund sold	2,418,477	3,737,467	2,089,809	1,451,768	503,755
SFIMC	57,055	88,620	79,516	57,843	8,190
Prepaid expenses	57,187	57,822	61,159	66,380	20,332

Total assets	989,531,368	1,538,726,062	1,378,873,347	1,001,801,108	142,909,659

Liabilities and Net Assets
Distributions to shareholders	42,018	12,387	—	6	—
Payable for:
Shares of the Fund redeemed	1,202,778	1,209,594	787,176	551,303	76,301
Investments in Master Portfolios	1,215,699	2,527,873	1,297,998	900,465	427,454
Due to affiliates	700,737	1,097,933	993,480	713,620	119,649
Accrued liabilities	67,643	121,106	123,696	135,205	35,246

Total liabilities	3,228,875	4,968,893	3,202,350	2,300,599	658,650

Net assets applicable to shares outstanding of common stock	$986,302,493	1,533,757,169	1,375,670,997	999,500,509	142,251,009

Analysis of Net Assets
Paid-in-capital	931,171,046	1,401,922,042	1,250,978,153	911,407,819	128,541,920
Accumulated net realized gain (loss)	35,962,392	75,659,204	58,049,235	35,043,371	5,075,884
Net unrealized appreciation (depreciation)	20,776,767	45,794,445	56,705,890	45,403,445	7,827,554
Accumulated undistributed net investment income (loss)	(1,607,712)	10,381,478	9,937,719	7,645,874	805,651

Net assets applicable to shares outstanding	$986,302,493	1,533,757,169	1,375,670,997	999,500,509	142,251,009

Fund shares outstanding:
Class A Shares	46,958,963	59,996,330	52,444,536	31,398,994	12,967,273
Class B Shares	975,124	2,150,848	2,528,496	2,439,037
Legacy Class A Shares	22,521,248	28,932,078	21,123,656	14,729,773
Legacy Class B Shares	1,407,589	2,674,225	2,352,398	1,944,722
Institutional Shares	6,735,890	11,002,859	11,422,921	12,667,058
Class R-1 Shares	497,261	1,159,032	1,452,579	1,081,587	374,872
Class R-2 Shares	1,536,138	2,878,963	2,546,025	1,954,829	746,465
Class R-3 Shares	137,323	231,765	267,141	218,242
Net assets applicable to shares outstanding:
Class A Shares	$568,647,660	844,951,209	765,990,249	471,608,782	130,908,510
Class B Shares	11,878,387	30,006,517	36,646,035	36,336,815
Legacy Class A Shares	278,306,514	405,975,692	308,779,576	221,767,183
Legacy Class B Shares	17,462,958	37,513,336	34,262,377	29,222,070
Institutional Shares	83,238,589	155,445,416	167,878,045	191,742,837
Class R-1 Shares	6,041,278	16,223,449	21,086,756	16,152,796	3,790,263
Class R-2 Shares	19,032,100	40,376,456	37,104,143	29,337,820	7,552,236
Class R-3 Shares	1,695,007	3,265,094	3,923,816	3,332,206
Net asset value:
Class A Shares	$12.11	14.08	14.61	15.02	10.10
Class B Shares	12.18	13.95	14.49	14.90
Legacy Class A Shares	12.36	14.03	14.62	15.06
Legacy Class B Shares	12.41	14.03	14.56	15.03
Institutional Shares	12.36	14.13	14.70	15.14
Class R-1 Shares	12.15	14.00	14.52	14.93	10.11
Class R-2 Shares	12.39	14.02	14.57	15.01	10.12
Class R-3 Shares	12.34	14.09	14.69	15.27
Maximum offering price:
Class A Shares	$12.75	14.82	15.38	15.81	10.63
Legacy Class A Shares	12.74	14.46	15.07	15.53

94	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2013

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$2,789,300	946,776	2,075,960	7,253,513	1,903,507
Interest	285	119	208	847	690
Securities lending - net	—	—	—	—	—
Tax-exempt interest	—	—	—	—	—

	2,789,585	946,895	2,076,168	7,254,360	1,904,197
Less: foreign withholding taxes	(26,414)	(242)	(208,522)	(2,509)	(1,991)
Portfolio expenses of Master Portfolios (c)	—	—	—	—	—

Total investment income	2,763,171	946,653	1,867,646	7,251,851	1,902,206
Expenses:
Investment advisory and management fees	1,025,202	862,613	502,990	619,472	585,285
Shareholder services fees	432,346	274,645	160,617	869,186	422,311
Distribution fees Class A	75,315	72,920	40,578	224,439	73,394
Distribution fees Class B	26,151	56,469	28,430	66,121	55,397
Distribution fees Legacy Class A	106,367	102,526	57,210	424,172	203,187
Distribution fees Legacy Class B	31,756	43,651	34,961	126,812	97,053
Distribution fees Class R-1	7,714	8,671	6,524	17,852	8,207
Distribution fees Class R-2	13,853	13,218	7,888	23,072	10,336
Regulatory fees	41,215	40,151	39,839	29,560	41,346
Reports to shareholders	36,508	35,746	20,216	92,719	57,282
Professional fees	19,342	18,199	17,278	31,255	20,788
Trustees’ fees and expenses	7,449	4,650	2,710	14,884	7,270
Custodian fees	4,548	7,466	29,070	10,314	22,840
Errors and omissions insurance	1,042	1,031	578	3,096	1,636
ICI dues	1,619	943	347	3,249	1,645
Securities valuation fees	1,525	2,144	5,973	4,004	16,054
Fidelity bond expense	77	77	87	71	156
License index fees	—	—	—	29,714	26,893

Total expenses	1,832,029	1,545,120	955,296	2,589,992	1,651,080
Less: expense reimbursement from affiliates (d)	—	(2,582)	—	—	(28,685)

Net expenses	1,832,029	1,542,538	955,296	2,589,992	1,622,395

Net investment income (loss)	931,142	(595,885)	912,350	4,661,859	279,811
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	14,941,528	14,699,804	5,103,519	2,058,261	13,010,362
Net realized gain (loss) on forward foreign currency contracts	—	—	306	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(56,938)	—	(79)
Net realized gain (loss) on futures contracts	—	—	—	2,315,517	1,307,384
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(381,216)	(117,096)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	29,355,020	14,646,731	(3,945,906)	76,593,525	32,857,456

Net realized and unrealized gain (loss) on investments	44,296,548	29,346,535	1,100,981	80,586,087	47,058,027

Net change in net assets resulting from operations	$45,227,690	28,750,650	2,013,331	85,247,946	47,337,838

(a)	Components of investment income for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio for the entire year.

(b)	Relates to investments in affiliated investment companies.

(c)	Portfolio expenses of Master Portfolios for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions at the Master Porfolio level. See Note 7 under Expense Reduction Agreements.

(d)	For the Money Market Fund, this amount includes $654,087 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 7 under Expense Reduction Agreements.

96	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

4,907,919	1,086,934	(b)	—	—	—	4,077,280	8,971,741	10,477,734	9,025,508	1,418,779
366	—		11,571,896	3,199	143,701	6,151,658	7,321,732	4,387,735	1,966,967	120,582
—	—		—	—	—	99,937	146,373	127,872	78,497	9,426
—	—		—	9,263,544	—	—	—	—	—	—

4,908,285	1,086,934		11,571,896	9,266,743	143,701	10,328,875	16,439,846	14,993,341	11,070,972	1,548,787
(390,963)	—		—	—	—	—	—	—	—	—
—	—		—	—	—	(1,191,779)	(1,663,604)	(1,332,014)	(871,458)	(127,680)

4,517,322	1,086,934		11,571,896	9,266,743	143,701	9,137,096	14,776,242	13,661,327	10,199,514	1,421,107

540,497	—		371,508	291,616	137,925	1,660,806	2,605,406	2,326,768	1,694,753	229,071
274,417	3,075		933,987	729,039	352,951	1,196,053	1,882,565	1,684,634	1,228,129	167,408
65,323	72,112		469,375	597,797	89,219	657,732	991,753	899,183	556,775	150,099
50,925	51,948		40,093	22,905	8,537	32,489	140,560	171,430	170,187	—
108,429	114,565		184,561	111,424	53,336	351,257	510,091	384,163	274,713	—
57,211	77,870		47,620	28,622	13,245	66,711	139,288	124,457	104,222	—
8,691	6,623		11,126	—	11,162	15,193	42,359	50,861	39,966	9,137
9,748	7,198		12,399	—	15,265	30,236	62,279	60,929	46,593	10,745
41,789	69,844		54,156	56,136	51,102	53,240	52,466	57,744	34,723	22,778
46,804	30,219		50,917	11,234	32,635	40,357	88,765	96,173	103,285	26,568
28,303	18,371		27,933	26,822	21,093	12,129	24,844	23,239	25,590	11,055
4,831	4,791		17,604	13,225	6,736	14,706	26,545	24,783	11,390	1,831
65,657	—		5,236	2,292	1,561	770	757	729	871	1,020
1,089	1,062		3,113	2,584	1,360	3,924	7,414	6,571	3,373	581
994	—		3,784	3,147	1,249	4,468	6,656	6,465	5,292	568
9,350	—		39,685	35,913	—	—	—	—	—	—
124	67		209	164	106	588	945	813	480	74
43,900	—		—	—	—	—	—	—	—	—

1,358,082	457,745		2,273,306	1,932,920	797,482	4,140,659	6,582,693	5,918,942	4,300,342	630,935
(26,642)	(124,353)		—	—	(654,087)	(332,161)	(521,081)	(465,354)	(338,951)	(45,814)

1,331,440	333,392		2,273,306	1,932,920	143,395	3,808,498	6,061,612	5,453,588	3,961,391	585,121

3,185,882	753,542		9,298,590	7,333,823	306	5,328,598	8,714,630	8,207,739	6,238,123	835,986

(1,092,481)	—		1,034,897	395,634	—	25,470,106	52,373,865	57,772,828	48,484,996	6,484,212
(63,850)	—		—	—	—	—	—	—	—	—
(155,791)	—		—	—	—	—	—	—	—	—
565,102	—		—	—	—	—	—	—	—	—
(98,259)	—		—	—	—	—	—	—	—	—
3,491,171	13,458,219	(b)	(38,678,946)	(34,060,029)	—	(33,264,187)	(44,762,317)	(33,615,580)	(20,405,128)	(1,995,937)

2,645,892	13,458,219		(37,644,049)	(33,664,395)	—	(7,794,081)	7,611,548	24,157,248	28,079,868	4,488,275

5,831,774	14,211,761		(28,345,459)	(26,330,572)	306	(2,465,483)	16,326,178	32,364,987	34,317,991	5,324,261

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2013 (Unaudited) and the year ended December 31, 2012	2013	2012
From operations:
Net investment income (loss)	$931,142	3,351,257
Net realized gain (loss)	14,941,528	19,523,066
Change in net unrealized appreciation or depreciation	29,355,020	20,333,770

Net change in net assets resulting from operations	45,227,690	43,208,093
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	328	(531,217)
Class B Shares	—	(17,301)
Legacy Class A Shares	—	(726,622)
Legacy Class B Shares	—	(42,107)
Institutional Shares	(63)	(1,874,730)
Class R-1 Shares	—	(19,746)
Class R-2 Shares	—	(89,304)
Class R-3 Shares	—	(25,582)

	265	(3,326,609)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	265	(3,326,609)
From Fund share transactions:
Proceeds from shares sold	24,633,753	35,438,008
Reinvestment of distributions	(265)	1,755,878

	24,633,488	37,193,886
Less payments for shares redeemed	(19,269,107)	(27,483,656)

Net increase (decrease) in net assets from Fund share transactions	5,364,381	9,710,230

Total increase (decrease) in net assets	50,592,336	49,591,714

Net assets:
Beginning of period	314,605,170	265,013,456

End of period*	$365,197,506	314,605,170

* Including accumulated undistributed net investment income (loss)	1,234,645	303,238

98	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2013	2012	2013	2012	2013	2012	2013	2012

(595,885)	903,791	912,350	1,041,319	4,661,859	9,128,285	279,811	2,969,067
14,699,804	18,096,817	5,046,887	(130,222)	4,373,778	5,809,131	14,317,667	10,163,459
14,646,731	8,710,618	(3,945,906)	18,017,309	76,212,309	73,429,695	32,740,360	28,437,220

28,750,650	27,711,226	2,013,331	18,928,406	85,247,946	88,367,111	47,337,838	41,569,746

—	—	—	—	(656)	(2,205,858)	(143)	(417,117)
—	—	—	—	(2)	(138,490)	—	(15,770)
—	—	—	—	(88)	(4,382,466)	(80)	(1,203,489)
—	—	—	—	(5)	(336,304)	16	(106,215)
—	—	—	—	39	(1,348,103)	(78)	(552,616)
—	—	—	—	(1)	(69,027)	—	(15,436)
—	—	—	—	(2)	(204,232)	—	(46,836)
—	—	—	—	(1)	(39,350)	—	(18,213)

—	—	—	—	(716)	(8,723,830)	(285)	(2,375,692)

—	—	—	—	—	—	(11)	(1,242,544)
—	—	—	—	—	—	—	(268,191)
—	—	—	—	—	—	4	(3,666,283)
—	—	—	—	—	—	(16)	(735,457)
—	—	—	—	—	—	229	(1,294,050)
—	—	—	—	—	—	—	(77,020)
—	—	—	—	—	—	—	(163,944)
—	—	—	—	—	—	—	(44,881)

—	—	—	—	—	—	206	(7,492,370)

—	—	—	—	(716)	(8,723,830)	(79)	(9,868,062)

20,345,470	25,898,246	9,845,473	13,140,695	79,318,690	95,338,764	23,734,053	32,961,596
—	—	—	—	654	8,445,038	100	7,822,975

20,345,470	25,898,246	9,845,473	13,140,695	79,319,344	103,783,802	23,734,153	40,784,571
(16,320,697)	(22,303,511)	(8,506,458)	(12,360,513)	(65,611,162)	(97,327,449)	(21,166,443)	(40,509,071)

4,024,773	3,594,735	1,339,015	780,182	13,708,182	6,456,353	2,567,710	275,500

32,775,423	31,305,961	3,352,346	19,708,588	98,955,412	86,099,634	49,905,469	31,977,184

196,589,790	165,283,829	121,782,861	102,074,273	635,597,000	549,497,366	307,970,132	275,992,948

229,365,213	196,589,790	125,135,207	121,782,861	734,552,412	635,597,000	357,875,601	307,970,132

275,309	871,194	965,537	53,187	5,540,224	879,081	922,713	643,187

See accompanying notes to financial statements.	99

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2013 (Unaudited) and the year ended December 31, 2012	2013	2012
From operations:
Net investment income (loss)	$3,185,882	4,233,656
Net realized gain (loss)	(747,020)	(3,366,771)
Change in net unrealized appreciation or depreciation	3,392,912	30,291,393

Net change in net assets resulting from operations	5,831,774	31,158,278
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(89)	(1,065,948)
Class B Shares	—	(165,228)
Legacy Class A Shares	3	(1,856,997)
Legacy Class B Shares	—	(322,465)
Institutional Shares	243	(852,070)
Class R-1 Shares	—	(65,312)
Class R-2 Shares	—	(142,628)
Class R-3 Shares	—	(45,208)

	157	(4,515,856)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	157	(4,515,856)
From Fund share transactions:
Proceeds from shares sold	16,183,534	22,172,708
Reinvestment of distributions	(156)	3,386,586

	16,183,378	25,559,294
Less payments for shares redeemed	(13,850,350)	(26,427,660)

Net increase (decrease) in net assets from Fund share transactions	2,333,028	(868,366)

Total increase (decrease) in net assets	8,164,959	25,774,056

Net assets:
Beginning of period	206,467,018	180,692,962

End of period*	$214,631,977	206,467,018

* Including accumulated undistributed net investment income (loss)	$1,946,360	(1,239,679)

(a)	Relates to investments in affiliated investment companies.

100	See accompanying notes to financial statements.

Equity and Bond Fund			Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2013	2012		2013	2012	2013	2012	2013	2012

753,542 (a)	3,036,969	(a)	9,298,590	17,067,462	7,333,823	11,190,134	306	625
—	(137,613	)(a)	1,034,897	350,090	395,634	(44,385)	—	—
13,458,219 (a)	16,886,456	(a)	(38,678,946)	6,294,421	(34,060,029)	9,457,662	—	—
14,211,761	19,785,812		(28,345,459)	23,711,973	(26,330,572)	20,603,411	306	625

(225,239)	(811,579)		(4,616,955)	(7,300,205)	(6,039,359)	(8,272,692)	—	—
(3,464)	(95,915)		(127,148)	(257,550)	(74,995)	(132,642)	—	—
(322,359)	(1,395,843)		(1,817,530)	(3,852,895)	(1,128,247)	(2,227,643)	—	—
(34,923)	(283,552)		(149,732)	(760,151)	(91,222)	(557,157)	—	—
(100,211)	(351,351)		(2,413,603)	(4,545,235)	—	—	(293)	(595)
(4,365)	(34,483)		(47,715)	(92,335)	—	—	—	—
(15,035)	(68,766)		(96,916)	(200,299)	—	—	—	—
(5,822)	(24,012)		(28,991)	(58,792)	—	—	(13)	(30)

(711,418)	(3,065,501)		(9,298,590)	(17,067,462)	(7,333,823)	(11,190,134)	(306)	(625)

—	—		—	—	—	(5,714)	—	—
—	—		—	—	—	(89)	—	—
—	—		—	—	—	(1,172)	—	—
—	—		—	—	—	(215)	—	—
—	—		—	—	—	—	—	—
—	—		—	—	—	—	—	—
—	—		—	—	—	—	—	—
—	—		—	—	—	—	—	—

—	—		—	—	—	(7,190)	—	—

(711,418)	(3,065,501)		(9,298,590)	(17,067,462)	(7,333,823)	(11,197,324)	(306)	(625)

21,117,701	29,856,796		105,675,638	267,507,962	102,422,393	284,470,164	192,317,929	299,066,098
596,834	2,437,412		7,798,160	13,793,592	5,811,269	8,352,643	227	480

21,714,535	32,294,208		113,473,798	281,301,554	108,233,662	292,822,807	192,318,156	299,066,578
(14,636,818)	(24,919,655)		(91,426,958)	(92,635,637)	(83,212,501)	(53,454,435)	(185,956,333)	(284,644,309)

7,077,717	7,374,553		22,046,840	188,665,917	25,021,161	239,368,372	6,361,823	14,422,269

20,578,060	24,094,864		(15,597,209)	195,310,428	(8,643,234)	248,774,459	6,361,823	14,422,269

203,165,738	179,070,874		748,239,150	552,928,722	568,767,987	319,993,528	288,427,708	274,005,439

223,743,798	203,165,738		732,641,941	748,239,150	560,124,753	568,767,987	294,789,531	288,427,708

119,140	77,016		—	—	—	—	—	—

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2013 (Unaudited) and the year ended December 31, 2012	2013	2012
From operations:
Net investment income	$5,328,598	11,205,123
Net realized gain (loss)	25,470,106	22,706,171
Change in net unrealized appreciation or depreciation	(33,264,187)	30,356,746

Net change in net assets resulting from operations	(2,465,483)	64,268,040
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(3,666,453)	(6,588,440)
Class B Shares	(59,969)	(106,054)
Legacy Class A Shares	(1,771,279)	(3,960,625)
Legacy Class B Shares	(73,050)	(265,397)
Institutional Shares	(618,576)	(1,249,452)
Class R-1 Shares	(30,109)	(64,155)
Class R-2 Shares	(103,787)	(242,902)
Class R-3 Shares	(12,314)	(27,449)

	(6,335,537)	(12,504,474)
Net realized gain:
Class A Shares	—	(10,422,709)
Class B Shares	—	(246,126)
Legacy Class A Shares	—	(5,881,461)
Legacy Class B Shares	—	(491,407)
Institutional Shares	—	(1,663,452)
Class R-1 Shares	—	(125,667)
Class R-2 Shares	—	(405,434)
Class R-3 Shares	—	(33,337)

	—	(19,269,593)

Total distributions to shareholders	(6,335,537)	(31,774,067)
From Fund share transactions:
Proceeds from shares sold	170,442,342	219,571,913
Reinvestment of distributions	6,281,383	31,484,239

	176,723,725	251,056,152
Less payments for shares redeemed	(81,381,029)	(127,802,705)

Net increase (decrease) in net assets from Fund share transactions	95,342,696	123,253,447

Total increase (decrease) in net assets	86,541,676	155,747,420

Net assets:
Beginning of period	899,760,817	744,013,397

End of period*	$986,302,493	899,760,817

* Including accumulated undistributed net investment income (loss)	$(1,607,712)	(600,773)

102	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2013	2012	2013	2012	2013	2012	2013	2012

8,714,630	18,664,165	8,207,739	17,138,013	6,238,123	12,997,274	835,986	1,430,083
52,373,865	39,231,082	57,772,828	34,642,726	48,484,996	26,010,763	6,484,212	2,248,485
(44,762,317)	68,471,248	(33,615,580)	78,869,662	(20,405,128)	68,038,295	(1,995,937)	8,541,052

16,326,178	126,366,495	32,364,987	130,650,401	34,317,991	107,046,332	5,324,261	12,219,620

—	(10,825,159)	—	(9,865,380)	529	(6,255,076)	(6,087)	(1,415,169)
(190)	(236,488)	20	(293,522)	151	(307,098)	—	—
548	(5,809,299)	120	(4,349,108)	(47)	(3,137,505)	—	—
2	(413,908)	(9)	(387,230)	1	(339,227)	—	—
207	(2,445,188)	(143)	(2,608,128)	(1,987)	(2,950,043)	—	—
—	(198,785)	—	(237,787)	—	(191,233)	—	(37,363)
—	(567,892)	—	(574,929)	—	(434,423)	—	(61,485)
—	(42,800)	—	(55,998)	—	(42,873)	—	—

567	(20,539,519)	(12)	(18,372,082)	(1,353)	(13,657,478)	(6,087)	(1,514,017)

—	(1,225,848)	—	—	—	—	—	(1,789,798)
—	(48,637)	—	—	—	—	—	—
—	(676,871)	—	—	—	—	—	—
—	(79,787)	—	—	—	—	—	—
—	(244,439)	—	—	—	—	—	—
—	(27,935)	—	—	—	—	—	(59,833)
—	(69,219)	—	—	—	—	—	(84,284)
—	(4,627)	—	—	—	—	—	—

—	(2,377,363)	—	—	—	—	—	(1,933,915)

567	(22,916,882)	(12)	(18,372,082)	(1,353)	(13,657,478)	(6,087)	(3,447,932)

219,623,892	305,192,681	195,842,398	271,912,998	134,398,533	191,013,732	35,306,017	45,687,094
(4,158)	22,821,471	4,802	18,343,121	(7,982)	13,594,345	9,022	3,361,060

219,619,734	328,014,152	195,847,200	290,256,119	134,390,551	204,608,077	35,315,039	49,048,154
(109,356,907)	(176,474,197)	(100,050,861)	(146,736,892)	(73,843,690)	(112,907,172)	(11,027,831)	(12,755,667)

110,262,827	151,539,955	95,796,339	143,519,227	60,546,861	91,700,905	24,287,208	36,292,487

126,589,572	254,989,568	128,161,314	255,797,546	94,863,499	185,089,759	29,605,382	45,064,175

1,407,167,597	1,152,178,029	1,247,509,683	991,712,137	904,637,010	719,547,251	112,645,627	67,581,452

1,533,757,169	1,407,167,597	1,375,670,997	1,247,509,683	999,500,509	904,637,010	142,251,009	112,645,627

10,381,478	1,666,281	9,937,719	1,729,992	7,645,874	1,409,104	805,651	(24,248)

See accompanying notes to financial statements.	103

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. The maximum offering price for Legacy Class A shares of each Fund, other than the Money Market Fund, is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2013, the Tax Advantaged Bond Fund had commitments of $3,387,508 (representing 0.60% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Fund.

New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, “Financial Services-Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements”, which is effective for reporting periods beginning after December 15,

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2013. This update modifies the criteria used in defining an investment company under U.S. GAAP. It also sets forth certain measurement and disclosure requirements. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$355,068,855	$—	$—	$355,068,855
Short-term Investments	8,029,027	—	—	8,029,027
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	225,514,539	—	—	225,514,539
Registered Investment Companies (a)	1,489,860	—	—	1,489,860
Short-term Investments	1,019,975	—	—	1,019,975
International Equity Fund					—	(824)	—	(824)
Common Stocks (a)	—	120,280,103	—	120,280,103
Preferred Stocks (a)	—	888,527	—	888,527
Short-term Investments	3,653,363	—	—	3,653,363
S&P 500 Index Fund					(394,585)	—	—	(394,585)
Common Stocks (a)	703,286,979	—	—	703,286,979
Short-term Investments	30,283,464	—	—	30,283,464
Small Cap Index Fund					20,060	—	—	20,060
Common Stocks (a)	347,202,215	1,045	0	347,203,260
Registered Investment Companies (a)	4,189,429	—	—	4,189,429
Short-term Investments	10,859,934	679,892	—	11,539,826
International Index Fund					(49,996)	(47,543)	—	(97,539)
Common Stocks (a)	—	209,403,501	0	209,403,501
Preferred Stocks (a)	—	1,306,388	—	1,306,388
Short-term Investments	1,428,937	—	—	1,428,937
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	222,421,402	—	—	222,421,402
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	410,689,379	—	410,689,379
Commercial Mortgage-Backed Securities	—	3,960,189	—	3,960,189
Agency Commercial
Mortgage-Backed Securities	—	74,289,485	—	74,289,485
Agency Mortgage-Backed Securities	—	71,437,463	—	71,437,463
Agency Notes & Bonds	—	7,891,931	—	7,891,931
U.S. Treasury Obligations	—	149,816,979	—	149,816,979
Short-term Investments	12,070,249	—	—	12,070,249

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$549,338,616	$—	$549,338,616
Short-term Investments	824,236	—	—	824,236
Money Market Fund					—	—	—	—
Short-term Investments	29,656	295,183,154	—	295,212,810
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	986,998,649	—	986,998,649
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,534,842,153	—	1,534,842,153
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,376,642,863	—	1,376,642,863
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,000,225,117	—	1,000,225,117
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	142,377,382	—	142,377,382

There were no transfers of securities between Level 1 and Level 2 as of June 30, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the six months ended June 30, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012 or for the six months ended June 30, 2013.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2013 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	64.26%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	58.12%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	57.63%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	54.63%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	43.20%

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2013, the fair value of derivative instruments, which are also disclosed in the Schedules of Investments, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$293		Unrealized loss on forward foreign currency contracts	$1,117

Total			$293			$1,117

		Variation Margin;			Variation Margin;
S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$394,585	(a)

Total			$—			$394,585

		Variation Margin;			Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$20,060	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$20,060			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$20		Unrealized loss on forward foreign currency contracts	$47,563

		Variation Margin;			Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	—		Analysis of Net Assets - Net Unrealized Depreciation	49,996	(a)

Total			$20			$97,559

(a) Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2013, the effect of derivative instruments on the Statements of Operations was as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$306	$—	$(116)
S&P 500 Index Fund	Stock Index Futures Contracts	2,315,517	—	(381,216)	—
Small Cap Index Fund	Stock Index Futures Contracts	1,307,384	—	(117,096)	—
International Index Fund	Forward Foreign Currency Contracts	—	(63,850)	—	(46,248)
International Index Fund	Stock Index Futures Contracts	565,102	—	(98,259)	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2013, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar Amount of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar Amount of Contracts Sold
International Equity Fund	—	$—	3	$258,809	7	$517,424
S&P 500 Index Fund	260	20,225,501	—	—	—	—
Small Cap Index Fund	74	6,724,559	—	—	—	—
International Index Fund	80	4,420,912	2	410,000	6	2,220,667

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2012, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2012, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2013.

As of June 30, 2013, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$283,490,764	$83,313,373	$(3,706,255)	$79,607,118
Small/Mid Cap Equity Fund	187,037,261	45,439,901	(4,452,788)	40,987,113
International Equity Fund	106,227,408	23,145,656	(4,551,071)	18,594,585
S&P 500 Index Fund	479,898,014	273,703,064	(20,030,635)	253,672,429
Small Cap Index Fund	293,958,091	104,863,027	(35,888,603)	68,974,424
International Index Fund	183,277,948	59,107,560	(30,246,682)	28,860,878
Equity and Bond Fund	214,691,550	7,729,852	—	7,729,852
Bond Fund	718,995,501	27,341,082	(16,180,908)	11,160,174
Tax Advantaged Bond Fund	555,681,937	12,788,874	(18,307,959)	(5,519,085)
Money Market Fund	295,212,810	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2012, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains at December 31, 2012, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration
	Utilized	Short-term	Long-term	2016	2017	2018	Total
Equity Fund	$18,366,438	$—	$—	$31,920,358	$51,585,590	$—	$83,505,948
Small/Mid Cap Equity Fund	18,146,078	—	—	—	9,186,465	—	9,186,465
International Equity Fund	—	1,090,251	—	5,318,699	11,960,338	2,909,152	21,278,440
S&P 500 Index Fund	6,674,708	—	—	5,640,351	9,273,659	10,032,679	24,946,689
International Index Fund	457,003	21,161	8,496,250	5,140,621	7,747,891	4,077,752	25,483,675
Equity and Bond Fund	—	—	143,729	22,997	—	—	166,726
Bond Fund	350,090	—	—	—	831,455	—	831,455
Tax Advantaged Bond Fund	—	—	44,385	—	—	—	44,385
LifePath 2020 Fund	9,408,646	—	—	—	—	—	—
LifePath 2030 Fund	28,031,580	—	—	—	—	7,242,039	7,242,039
LifePath 2040 Fund	21,407,708	—	—	—	14,126,954	—	14,126,954

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2012, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$303,238	$—	$49,785,816	$(83,505,948)	$(33,416,894)
Small/Mid Cap Equity Fund	603,910	—	26,578,561	(10,009,227)	17,173,244
International Equity Fund	1,456,368	—	22,140,917	(21,278,440)	2,318,845
S&P 500 Index Fund	845,167	—	177,112,818	(24,946,689)	153,011,296
Small Cap Index Fund	302,344	2,170,582	36,635,416	—	39,108,342
International Index Fund	111,296	—	25,315,966	(26,886,682)	(1,459,420)
Equity and Bond Fund	77,016	—	(5,728,367)	(166,725)	(5,818,076)
Bond Fund	—	—	49,839,120	(831,455)	49,007,665
Tax Advantaged Bond Fund	—	—	28,540,944	(44,385)	28,496,559
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	857,571	1,848,721	61,226,175	—	63,932,467
LifePath 2020 Fund	1,448,140	2,726,702	111,333,540	—	115,508,382
LifePath 2030 Fund	1,093,623	—	98,476,285	(7,242,039)	92,327,869
LifePath 2040 Fund	579,208	—	67,323,798	(14,126,954)	53,776,052
LifePath 2050 Fund	4,729	233,495	8,152,691	—	8,390,915

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2012 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, and nondeductible start-up expenses.

From November 1, 2012 through December 31, 2012, the Small/Mid Cap Equity Fund incurred $822,763 in realized losses, the International Index Fund incurred $22,888 in specified losses and $1,380,119 in realized losses. As permitted by tax regulations, the Funds elected to defer these losses and treat them as arising on January 1, 2013.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2012, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$(29,519)	$85,425	$—	$(55,906)
International Equity Fund	(30,954)	780,412	—	(749,458)
S&P 500 Index Fund	—	70,322	—	(70,322)
Small Cap Index Fund	(30,739)	272,459	—	(241,720)
International Index Fund	(33,180)	743,695	—	(710,515)
Equity and Bond Fund	(122)	3,618	—	(3,496)
LifePath Retirement Fund	—	(247,379)	—	247,379
LifePath 2020 Fund	—	301,350	—	(301,350)
LifePath 2030 Fund	—	(20,209)	—	20,209
LifePath 2040 Fund	—	(12,104)	—	12,104
LifePath 2050 Fund	—	5,061	—	(5,061)

The tax character of distributions was designated as follows for the year ended December 31, 2012:

2012	Tax Exempt Income	Ordinary Income	Long- term Capital Gain	Total
Tax Advantaged Bond Fund	$11,183,093	$7,041	$7,190	$11,197,324
LifePath Retirement Fund	—	19,101,790	12,672,277	31,774,067
LifePath 2020 Fund	—	22,916,882	—	22,916,882
LifePath 2050 Fund	—	1,663,900	1,784,032	3,447,932

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012.

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.18%	LifePath 2020 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2030 Fund	0.70%
International Index Fund	0.50%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

Effective May 12, 2012, investment advisory and management services for the S&P 500 Index Fund decreased from 0.20% of average daily net assets to 0.18% of average daily net assets.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; BlackRock as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund; and Northern Trust Investments, Inc. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended June 30, 2013, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgeway	Westwood	Rainier	Marsico	Northern Cross	BlackRock	Northern Trust
Equity Fund	$384,447	$298,437	$—	$—	$—	$—	$—
Small/Mid Cap Equity Fund	330,748	—	310,234	—	—	—	—
International Equity Fund	—	—	—	159,355	185,500	—	—
S&P 500 Index Fund	—	—	—	—	—	70,227	—
Small Cap Index Fund	—	—	—	—	—	—	191,658
International Index Fund	—	—	—	—	—	—	130,437

Total Sub-Advisory Fees	$715,195	$298,437	$310,234	$159,355	$185,500	$70,227	$322,095

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
International Equity Fund	0.25%	0.60%	0.25%	0.65%	0.50%	0.30%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
LifePath Retirement Fund	0.25%	0.55%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Through December 31, 2012, the distribution and service (12b-1) fees for the International Equity Fund Class B shares were 0.95% of average daily net assets.

Through April 4, 2012, the distribution and service (12b-1) fees for LifePath Retirement Fund Class B shares were 0.95% of average daily net assets. For the period April 5, 2012 through December 31, 2012, the distribution and service (12b-1) fees for the LifePath Retirement Fund Class B shares were 0.75% of average daily net assets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2013, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$9,101,182	Tax Advantaged Bond Fund	$14,289,945
Small/Mid Cap Equity Fund	9,098,784	Money Market Fund	13,851,298
International Equity Fund	6,505,833	LifePath Retirement Fund	16,623,116
S&P 500 Index Fund	29,744,695	LifePath 2020 Fund	35,493,449
Small Cap Index Fund	15,292,724	LifePath 2030 Fund	27,356,978
International Index Fund	10,424,862	LifePath 2040 Fund	18,831,393
Equity and Bond Fund	11,746,987	LifePath 2050 Fund	1,017,383

Bond Fund	17,512,892	TOTAL	$236,891,521

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Reduction Agreements

Effective May 1, 2013, for all Funds, SFIMC has contractually agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average daily net assets indicated in the table below. With respect to the Equity and Bond Fund, SFIMC has contractually agreed to reimburse all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. SFIMC may not discontinue these agreements to reimburse each class before April 30, 2014, without the consent of the Board. Through April 30, 2013, such arrangements were voluntary.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund (a)	1.50%	1.85%	1.50%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund (b)	0.78%	1.48%	0.78%	1.18%	0.53%	1.10%	0.90%	0.60%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%	1.27%	1.07%	0.77%
International Index Fund	1.20%	1.90%	1.20%	1.60%	0.95%	1.52%	1.32%	1.02%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund (c) (d)	1.23%	1.53%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2020 Fund (e)	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2030 Fund (e)	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2040 Fund (e)	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2050 Fund (f)	1.23%					1.55%	1.35%

(a)       Through December 31, 2012, the expense reimbursement threshold for International Equity Fund Class B was 2.20%.

(b)       Through May 11, 2012, the expense reimbursement threshold for S&P 500 Index Fund Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 0.80%, 1.50%, 0.80%, 1.20%, 0.55%, 1.12%, 0.92% and 0.62%, respectively.

(c)       Through September 30, 2012, the expense reimbursement threshold for LifePath Retirement Fund Class A, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 1.30%, 1.30%, 1.70%, 1.05%, 1.62%, 1.42% and 1.12%, respectively.

(d)       For the period October 1, 2012 through December 31, 2012, the expense reimbursement threshold for LifePath Retirement Fund Class B was 1.73%. For the period April 5, 2012 through September 30, 2012, the expense reimbursement threshold for LifePath Retirement Fund Class B was 1.80%. Through April 4, 2012, the expense reimbursement threshold for LifePath Retirement Fund Class B was 2.00%.

(e)       Through September 30, 2012, the expense reimbursement threshold for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, in LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was 1.30%, 2.00%, 1.30%, 1.70%, 1.05%, 1.62%, 1.42% and 1.12%, respectively.

(f)        Through September 30, 2012, the expense reimbursement threshold for LifePath 2050 Fund Class A, Class R-1 and Class R-2 was 1.30%, 1.62% and 1.42%.

Effective October 1, 2012, SFIMC agreed to reimburse an additional 0.07% of each LifePath Fund’s average daily net assets on an annual basis. Effective May 1, 2013, SFIMC made this agreement contractual. SFIMC may not discountinue this agreement before April 30, 2014 without the consent of the Board. Through April 30, 2013, such arrangement was voluntary. This reimbursement is reflected in the expense reimbursement thresholds shown in the table above.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero. This arrangement is voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

SFIMC reimbursed the LifePath 2050 Fund for excise tax expense of $16,526 for the year ended December 31, 2012.

Through June 30, 2012, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BlackRock, served as administrator to certain of the Underlying Funds. Effective July 1, 2012, BlackRock Advisors, LLC (“BAL”), an affiliate of BlackRock, replaced BTC as administrator.

BlackRock has contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, received by BlackRock, BAL or previously BTC, from each investment company in which the Master Portfolios and Underlying Master Portfolios invest through April 30, 2014.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

BlackRock has also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by the LifePath Master Portfolios through April 30, 2023. BAL has contractually agreed to provide and previously BTC provided an offsetting credit against the administration fees paid by the Active Stock Master Portfolio to BAL and previously BTC in an amount equal to the independent expenses that are paid by this Underlying Fund through April 30, 2014. Effective December 28, 2012, BAL and BlackRock have contractually agreed to provide an offsetting credit against the investment advisory fees paid by the CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses paid by this Underlying Fund through April 30, 2014.

BlackRock, BAL and previously BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

BAL has agreed to voluntarily waive and previously BTC waived a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated at any time.

Related Party Disclosure

As of June 30, 2013, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	—	59.77%	—	—	—	31.27%	10.05%	36.52%
Small/Mid Cap Equity Fund	16.41%	80.14%	26.01%	55.40%	—	36.35%	15.87%	58.36%
International Equity Fund	24.89%	88.58%	41.29%	80.35%	19.71%	47.05%	25.34%	62.48%
S&P 500 Index Fund	—	16.58%	—	—	—	19.14%	—	50.66%
Small Cap Index Fund	14.70%	76.34%	17.42%	56.42%	—	34.54%	16.94%	57.61%
International Index Fund	15.44%	78.41%	23.74%	64.66%	—	36.57%	20.09%	62.30%
Equity and Bond Fund	14.54%	80.87%	13.86%	59.69%	—	40.06%	19.97%	75.10%
Bond Fund	—	44.88%	—	—	—	24.66%	12.89%	47.44%
Tax Advantaged Bond Fund	—	49.55%	36.27%	33.17%
Money Market Fund	—	79.61%	—	49.90%	—	19.16%	—	39.31%
LifePath 2050 Fund	—					26.68%	13.40%

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2013.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Investment Transactions

For the six months ended June 30, 2013, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Equity Fund	$110,738,396	$107,852,326	$—	$—
Small/Mid Cap Equity Fund	120,711,753	116,456,911	—	—
International Equity Fund	53,699,320	52,965,166	—	—
S&P 500 Index Fund	9,843,806	7,515,624	—	—
Small Cap Index Fund	40,567,800	36,422,864	—	—
International Index Fund	6,613,913	1,440,484	—	—
Equity and Bond Fund	9,000,000	—	—	—
Bond Fund	115,977,669	33,592,494	—	31,784,570
Tax Advantaged Bond Fund	63,027,328	11,366,246	—	—

9.	Fund Share Transactions

At June 30, 2013, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2013:

	Class A Dollar Amounts				Class A Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$13,339,830	$(328)	$5,452,999	$7,886,503	1,846,042	(50)	761,215	1,084,777
Small/Mid Cap Equity Fund	10,986,970	—	4,436,608	6,550,362	941,449	—	378,159	563,290
International Equity Fund	5,653,220	—	2,195,473	3,457,747	553,575	—	214,862	338,713
S&P 500 Index Fund	44,147,989	631	14,044,248	30,104,372	3,734,630	60	1,197,142	2,537,548
Small Cap Index Fund	10,235,155	154	3,938,221	6,297,088	729,918	13	282,255	447,676
International Index Fund	8,164,643	89	3,339,437	4,825,295	736,165	9	302,341	433,833
Equity and Bond Fund	12,197,703	189,963	4,478,641	7,909,025	1,325,819	20,604	486,677	859,746
Bond Fund	69,944,444	4,441,004	48,951,209	25,434,239	6,002,302	383,282	4,230,727	2,154,857
Tax Advantaged Bond Fund	98,876,765	5,178,432	62,995,767	41,059,430	8,314,667	439,955	5,403,514	3,351,108
Money Market Fund	140,398,160	—	122,714,531	17,683,629	140,398,159	—	122,714,531	17,683,628
LifePath Retirement Fund	128,677,952	3,639,076	41,037,143	91,279,885	10,362,649	297,911	3,310,264	7,350,296
LifePath 2020 Fund	157,870,417	(3,443)	47,932,574	109,934,400	11,045,208	(247)	3,352,328	7,692,633
LifePath 2030 Fund	130,819,883	4,873	39,160,292	91,664,464	8,852,258	341	2,652,573	6,200,026
LifePath 2040 Fund	77,103,126	270	27,823,305	49,280,091	5,089,651	9	1,837,112	3,252,548
LifePath 2050 Fund	29,491,724	9,022	7,803,600	21,697,146	2,906,287	902	768,339	2,138,850

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$224,094	$—	$107,018	$117,076	31,272	—	15,033	16,239
Small/Mid Cap Equity Fund	212,243	—	97,548	114,695	19,213	—	8,805	10,408
International Equity Fund	66,928	—	47,727	19,201	6,682	—	4,752	1,930
S&P 500 Index Fund	891,271	—	10,348,075	(9,456,804)	75,718	—	883,069	10,348,075
Small Cap Index Fund	247,534	—	125,972	121,562	18,029	—	9,132	8,897
International Index Fund	171,465	—	143,026	28,439	15,468	—	12,870	2,598
Equity and Bond Fund	406,778	661	75,852	331,587	44,207	72	8,332	35,947
Bond Fund	991,674	68,192	514,024	545,842	85,124	5,891	44,221	46,794
Tax Advantaged Bond Fund	619,515	35,670	278,683	376,502	52,482	3,032	23,799	31,715
Money Market Fund	108,961	—	115,337	(6,376)	108,960	—	115,337	(6,377)
LifePath Retirement Fund	1,163,351	59,819	678,135	545,035	93,064	4,872	54,528	43,408
LifePath 2020 Fund	2,782,021	139	1,460,505	1,321,655	195,986	10	103,037	92,959
LifePath 2030 Fund	3,314,461	(28)	1,887,459	1,426,974	226,009	(2)	128,871	97,136
LifePath 2040 Fund	3,090,818	(9,151)	1,974,315	1,107,352	205,647	(601)	130,980	74,066

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,525,663	$—	$5,362,957	$(837,294)	609,478	—	717,450	(107,972)
Small/Mid Cap Equity Fund	3,115,472	—	3,755,129	(639,657)	273,975	—	327,548	(53,573)
International Equity Fund	1,249,143	—	1,480,319	(231,176)	121,885	—	144,037	(22,152)
S&P 500 Index Fund	17,708,524	77	19,048,172	(1,339,571)	1,501,525	7	1,610,795	(109,263)
Small Cap Index Fund	6,400,822	77	7,793,547	(1,392,648)	465,383	6	563,226	(97,837)
International Index Fund	3,642,009	(3)	3,631,550	10,456	329,371	—	328,436	935
Equity and Bond Fund	4,258,603	276,360	4,525,594	9,369	461,762	29,716	488,028	3,450
Bond Fund	7,947,446	1,728,563	13,110,373	(3,434,364)	680,494	149,034	1,127,861	(298,333)
Tax Advantaged Bond Fund	2,915,693	586,443	4,599,709	(1,097,573)	246,821	49,858	394,652	(97,973)
Money Market Fund	13,570,155	—	18,793,921	(5,223,766)	13,570,154	—	18,793,920	(5,223,766)
LifePath Retirement Fund	17,982,649	1,743,414	16,355,055	3,371,008	1,421,051	139,800	1,291,684	269,167
LifePath 2020 Fund	24,565,651	(729)	22,669,293	1,895,629	1,722,973	(53)	1,591,079	131,841
LifePath 2030 Fund	22,584,747	(183)	18,366,856	4,217,708	1,526,797	(13)	1,242,320	284,464
LifePath 2040 Fund	17,423,545	(1,292)	13,677,877	3,744,376	1,146,870	(89)	898,756	248,025

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$301,946	$—	$2,015,772	$(1,713,826)	40,882	—	272,187	(231,305)
Small/Mid Cap Equity Fund	172,306	—	1,183,573	(1,011,267)	16,047	—	109,824	(93,777)
International Equity Fund	50,471	—	609,329	(558,858)	4,987	—	60,077	(55,090)
S&P 500 Index Fund	1,039,705	—	9,273,419	(8,233,714)	87,946	—	783,140	(695,194)
Small Cap Index Fund	359,157	—	3,718,711	(3,359,554)	26,484	—	276,049	(249,565)
International Index Fund	143,674	—	2,128,338	(1,984,664)	13,018	—	191,271	(178,253)
Equity and Bond Fund	282,835	14,058	2,016,673	(1,719,780)	30,597	1,508	217,943	(185,838)
Bond Fund	305,220	109,682	13,385,993	(12,971,091)	26,135	9,443	1,144,492	(1,108,914)
Tax Advantaged Bond Fund	10,420	10,724	15,338,342	(15,317,198)	879	911	1,288,078	(1,286,288)
Money Market Fund	802,199	—	1,604,322	(802,123)	802,199	—	1,604,321	(802,122)
LifePath Retirement Fund	663,232	73,094	6,463,812	(5,727,486)	52,176	5,846	508,448	(450,426)
LifePath 2020 Fund	1,175,442	(24)	11,223,256	(10,047,838)	82,561	(2)	786,346	(703,787)
LifePath 2030 Fund	1,204,980	9	9,549,078	(8,344,089)	81,844	1	647,773	(565,928)
LifePath 2040 Fund	907,014	21	6,781,097	(5,874,062)	59,837	1	446,955	(387,117)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,967,091	$63	$1,467,186	$1,499,968	413,720	10	203,707	210,023
Small/Mid Cap Equity Fund	3,520,100	—	2,544,437	975,663	297,704	—	215,742	81,962
International Equity Fund	1,641,559	—	1,690,045	(48,486)	160,060	—	165,116	(5,056)
S&P 500 Index Fund	10,919,587	(54)	6,193,042	4,726,491	922,382	(5)	523,772	398,605
Small Cap Index Fund	4,732,303	(131)	2,903,002	1,829,170	337,851	(11)	206,275	131,565
International Index Fund	2,692,529	(242)	1,903,212	789,075	243,207	(23)	171,753	71,431
Equity and Bond Fund	2,386,897	99,716	1,718,405	768,208	259,875	10,803	190,668	80,010
Bond Fund	22,719,864	1,317,980	11,861,574	12,176,270	1,947,930	113,777	1,024,967	1,036,740
Money Market Fund	31,311,706	220	33,581,114	(2,269,188)	31,311,706	221	33,581,114	(2,269,187)
LifePath Retirement Fund	11,869,911	619,850	7,025,963	5,463,798	937,274	49,693	556,602	430,365
LifePath 2020 Fund	16,773,627	(101)	8,699,730	8,073,796	1,172,477	(7)	607,556	564,914
LifePath 2030 Fund	18,589,192	131	8,449,722	10,139,601	1,252,359	9	567,767	684,601
LifePath 2040 Fund	22,647,925	2,170	8,352,674	14,297,421	1,487,728	160	547,452	940,436

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$977,607	$—	$978,182	$(575)	138,158	—	134,903	3,255
Small/Mid Cap Equity Fund	499,113	—	549,017	(49,904)	44,632	—	49,373	(4,741)
International Equity Fund	311,075	—	351,469	(40,394)	31,007	—	34,396	(3,389)
S&P 500 Index Fund	1,372,028	—	1,334,507	37,521	117,926	—	113,263	4,663
Small Cap Index Fund	367,916	—	556,574	(188,658)	26,544	—	40,356	(13,812)
International Index Fund	258,272	—	532,660	(274,388)	23,415	—	47,707	(24,292)
Equity and Bond Fund	323,055	2,612	628,659	(302,992)	35,879	287	69,096	(32,930)
Bond Fund	974,991	35,526	894,716	115,801	83,743	3,064	76,888	9,919
Money Market Fund	1,444,094	—	1,865,327	(421,233)	1,444,094	—	1,865,327	(421,233)
LifePath Retirement Fund	1,830,752	30,034	1,618,628	242,158	146,945	2,453	130,037	19,361
LifePath 2020 Fund	4,123,031	—	4,544,142	(421,111)	290,131	—	318,746	(28,615)
LifePath 2030 Fund	5,993,437	—	5,190,642	802,795	408,680	—	354,083	54,597
LifePath 2040 Fund	3,885,473	—	3,656,230	229,243	257,716	—	241,019	16,697
LifePath 2050 Fund	1,141,500	—	965,756	175,744	112,789	—	95,502	17,287

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,161,164	$—	$3,812,682	$(1,651,518)	298,030	—	532,737	(234,707)
Small/Mid Cap Equity Fund	1,776,932	—	3,707,070	(1,930,138)	157,247	—	322,216	(164,969)
International Equity Fund	827,101	—	2,126,901	(1,299,800)	81,572	—	208,245	(126,673)
S&P 500 Index Fund	3,060,211	—	5,171,648	(2,111,437)	259,203	—	442,169	(182,966)
Small Cap Index Fund	1,342,683	—	2,048,211	(705,528)	96,902	—	145,353	(48,451)
International Index Fund	1,049,750	—	2,109,126	(1,059,376)	95,519	—	189,686	(94,167)
Equity and Bond Fund	1,242,628	12,023	1,082,842	171,809	138,088	1,318	119,552	19,854
Bond Fund	2,641,108	82,449	2,697,367	26,190	226,703	7,123	232,012	1,814
Money Market Fund	4,251,754	—	7,180,304	(2,928,550)	4,251,753	—	7,180,304	(2,928,551)
LifePath Retirement Fund	8,126,336	103,782	8,201,503	28,615	641,374	8,313	647,606	2,081
LifePath 2020 Fund	11,557,054	—	12,531,534	(974,480)	813,894	—	880,567	(66,673)
LifePath 2030 Fund	12,657,806	—	17,104,828	(4,447,022)	862,489	—	1,163,091	(300,602)
LifePath 2040 Fund	8,849,040	—	11,346,077	(2,497,037)	585,990	—	750,760	(164,770)
LifePath 2050 Fund	4,672,793	—	2,258,475	2,414,318	464,221	—	221,924	242,297

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2013	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$136,358	$—	$72,311	$64,047	19,166	—	10,030	9,136
Small/Mid Cap Equity Fund	62,334	—	47,315	15,019	5,316	—	4,010	1,306
International Equity Fund	45,976	—	5,195	40,781	4,482	—	509	3,973
S&P 500 Index Fund	179,375	—	198,051	(18,676)	15,018	—	16,749	(1,731)
Small Cap Index Fund	48,483	—	82,205	(33,722)	3,475	—	5,950	(2,475)
International Index Fund	61,192	—	63,001	(1,809)	5,519	—	5,764	(245)
Equity and Bond Fund	19,202	1,441	110,152	(89,509)	2,111	158	12,187	(9,918)
Bond Fund	150,891	14,764	11,702	153,953	12,927	1,274	996	13,205
Money Market Fund	430,900	7	101,477	329,430	430,900	7	101,477	329,430
LifePath Retirement Fund	128,159	12,314	790	139,683	10,173	988	62	11,099
LifePath 2020 Fund	776,649	—	295,873	480,776	54,968	—	20,694	34,274
LifePath 2030 Fund	677,892	—	341,984	335,908	46,432	—	23,289	23,143
LifePath 2040 Fund	491,592	—	232,115	259,477	32,162	—	15,041	17,121

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2013.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Legacy Class A Dollar Amounts from Legacy Class B	Legacy Class A Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$—	—	$2,821,805	393,009	$1,453,353	195,171	$172,080	23,814
Small/Mid Cap Equity Fund	1,020	87	2,460,290	209,208	932,900	81,856	176,638	15,518
International Equity Fund	330	32	1,387,949	135,146	407,951	39,701	78,440	7,434
S&P 500 Index Fund	2,013	171	3,531,774	300,321	7,123,409	603,887	498,215	42,624
Small Cap Index Fund	—	—	1,349,874	95,129	2,682,789	194,872	289,468	20,528
International Index Fund	324	29	1,524,559	136,243	1,637,876	147,431	243,306	21,667
Equity and Bond Fund	354	38	852,700	93,089	1,491,039	161,183	492,779	54,315
Bond Fund	347	30	1,836,912	157,810	2,630,012	225,250	601,231	51,647
Tax Advantaged Bond Fund	—	—	—	—	243,992	20,635	—	—
Money Market Fund	—	—	3,687,732	3,687,732	744,333	744,332	638,398	638,398
LifePath Retirement Fund	9,283	748	5,149,121	413,584	5,315,926	419,093	1,043,102	82,106
LifePath 2020 Fund	417	29	8,435,849	589,096	9,060,181	634,670	2,180,146	152,931
LifePath 2030 Fund	5,973	402	11,735,844	793,499	7,903,202	534,502	3,327,632	226,015
LifePath 2040 Fund	20,567	1,358	8,187,058	540,043	5,212,512	342,475	2,251,489	146,561
LifePath 2050 Fund	—	—	1,610,685	158,376	—	—	452,495	44,616

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2012:

	Class A Dollar Amounts				Class A Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$15,558,731	$496,900	$7,514,982	$8,540,649	2,459,837	75,288	1,194,853	1,340,272
Small/Mid Cap Equity Fund	10,243,000	—	5,922,524	4,320,476	1,033,996	—	602,274	431,722
International Equity Fund	6,023,291	—	3,854,552	2,168,739	659,362	—	426,700	232,662
S&P 500 Index Fund	42,176,597	2,080,932	21,590,945	22,666,584	4,125,865	197,605	2,068,861	2,254,609
Small Cap Index Fund	10,956,772	1,377,625	7,495,842	4,838,555	883,182	111,188	604,871	389,499
International Index Fund	8,985,980	876,288	6,677,762	3,184,506	914,405	83,139	679,120	318,424
Equity and Bond Fund	13,852,658	666,269	6,987,453	7,531,474	1,629,225	77,664	822,800	884,089
Bond Fund	186,222,659	7,022,979	36,182,029	157,063,609	15,839,120	596,071	3,079,764	13,355,427
Tax Advantaged Bond Fund	266,531,419	7,049,126	37,788,780	235,791,765	22,463,173	592,687	3,184,802	19,871,058
Money Market Fund	194,392,944	—	181,319,980	13,072,964	194,392,944	—	181,319,979	13,072,965
LifePath Retirement Fund	154,676,920	16,884,499	56,234,188	115,327,231	12,660,306	1,384,107	4,606,846	9,437,567
LifePath 2020 Fund	204,786,957	11,991,328	75,988,464	140,789,821	15,029,172	862,042	5,582,369	10,308,845
LifePath 2030 Fund	177,876,842	9,848,368	69,766,937	117,958,273	12,874,123	692,558	5,060,066	8,506,615
LifePath 2040 Fund	108,299,197	6,200,036	44,534,145	69,965,088	7,753,641	428,704	3,189,053	4,993,292
LifePath 2050 Fund	42,090,073	3,175,923	11,278,207	33,987,789	4,460,756	329,870	1,199,960	3,590,666

	Class B Dollar Amounts				Class B Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$374,155	$6,690	$211,158	$169,687	59,409	1,015	33,841	26,583
Small/Mid Cap Equity Fund	362,194	—	304,570	57,624	37,971	—	32,118	5,853
International Equity Fund	151,256	—	94,002	57,254	16,778	—	10,517	6,261
S&P 500 Index Fund	1,053,912	56,976	751,948	358,940	116,403	5,385	72,040	49,748
Small Cap Index Fund	339,311	63,396	371,365	31,342	27,941	5,192	30,500	2,633
International Index Fund	262,101	34,803	278,269	18,635	26,478	3,299	28,286	1,491
Equity and Bond Fund	437,106	15,812	173,726	279,192	51,563	1,831	20,440	32,954
Bond Fund	1,981,449	128,384	725,912	1,383,921	168,994	10,911	61,811	118,094
Tax Advantaged Bond Fund	1,673,608	52,242	182,923	1,542,927	141,120	4,396	15,424	130,092
Money Market Fund	287,978	—	368,770	(80,792)	287,978	—	368,770	(80,792)
LifePath Retirement Fund	1,790,095	350,183	1,492,652	647,626	146,190	28,555	121,202	53,543
LifePath 2020 Fund	4,779,283	284,869	2,809,916	2,254,236	354,769	20,614	208,575	166,808
LifePath 2030 Fund	6,205,235	293,238	3,486,666	3,011,807	453,070	20,708	255,118	218,660
LifePath 2040 Fund	6,245,070	304,194	3,647,196	2,902,068	451,442	21,110	264,100	208,452

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,485,497	$724,794	$8,865,314	$(655,023)	1,148,668	105,654	1,361,845	(107,523)
Small/Mid Cap Equity Fund	5,537,350	—	6,646,562	(1,109,212)	569,282	—	683,053	(113,771)
International Equity Fund	2,245,687	—	3,429,309	(1,183,622)	244,146	—	375,856	(131,710)
S&P 500 Index Fund	29,901,718	4,363,457	36,237,971	(1,972,796)	3,127,402	412,406	3,468,382	71,426
Small Cap Index Fund	12,218,102	3,977,668	15,720,489	475,281	996,534	323,907	1,284,166	36,275
International Index Fund	5,931,840	1,398,309	8,869,548	(1,539,399)	602,950	132,921	900,812	(164,941)
Equity and Bond Fund	7,422,941	1,195,449	8,345,823	272,567	869,717	138,192	975,604	32,305
Bond Fund	22,266,060	3,667,802	16,682,392	9,251,470	1,895,254	311,385	1,419,594	787,045
Tax Advantaged Bond Fund	15,867,439	1,226,089	5,089,122	12,004,406	1,341,362	103,384	429,556	1,015,190
Money Market Fund	31,559,472	—	36,673,914	(5,114,442)	31,559,472	—	36,673,914	(5,114,442)
LifePath Retirement Fund	30,548,822	9,688,195	33,103,389	7,133,628	2,452,361	778,507	2,660,799	570,069
LifePath 2020 Fund	43,806,459	6,450,585	39,402,872	10,854,172	3,233,187	465,416	2,909,214	789,389
LifePath 2030 Fund	33,990,586	4,338,543	28,291,160	10,037,969	2,465,358	304,885	2,050,684	719,559
LifePath 2040 Fund	24,909,040	3,133,575	23,279,951	4,762,664	1,783,839	216,098	1,663,710	336,227

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$646,468	$42,107	$4,126,707	$(3,438,132)	99,908	6,156	638,944	(532,880)
Small/Mid Cap Equity Fund	514,799	—	3,124,313	(2,609,514)	57,045	—	340,822	(283,777)
International Equity Fund	107,320	—	1,170,333	(1,063,013)	11,881	—	128,863	(116,982)
S&P 500 Index Fund	1,839,297	336,146	21,080,597	(18,905,154)	217,125	31,593	2,020,088	(1,771,370)
Small Cap Index Fund	1,136,335	410,308	8,289,486	(6,742,843)	97,294	34,022	691,961	(560,645)
International Index Fund	349,968	134,694	3,663,629	(3,178,967)	35,675	12,743	372,618	(324,200)
Equity and Bond Fund	780,368	126,671	4,672,485	(3,765,446)	91,377	14,583	547,691	(441,731)
Bond Fund	1,365,890	330,986	17,487,506	(15,790,630)	116,251	28,111	1,481,347	(1,336,985)
Tax Advantaged Bond Fund	397,698	25,186	10,393,610	(9,970,726)	33,653	2,124	859,117	(823,340)
Money Market Fund	2,142,589	—	4,589,297	(2,446,708)	2,142,589	—	4,589,296	(2,446,707)
LifePath Retirement Fund	1,525,247	755,376	15,182,274	(12,901,651)	122,611	60,543	1,218,782	(1,035,628)
LifePath 2020 Fund	2,396,690	493,800	23,471,190	(20,580,700)	177,386	35,576	1,739,787	(1,526,825)
LifePath 2030 Fund	2,441,959	387,166	17,072,455	(14,243,330)	177,865	27,246	1,244,708	(1,039,597)
LifePath 2040 Fund	2,214,871	339,148	11,715,751	(9,161,732)	159,603	23,389	840,078	(657,086)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,173,423	$374,514	$4,070,952	$3,476,985	1,149,415	56,573	637,675	568,313
Small/Mid Cap Equity Fund	4,986,601	—	3,372,471	1,614,130	496,810	—	334,471	162,339
International Equity Fund	2,263,495	—	1,451,615	811,880	249,133	—	158,493	90,640
S&P 500 Index Fund	12,730,856	1,344,661	10,054,199	4,021,318	1,288,075	126,754	949,832	464,997
Small Cap Index Fund	5,432,278	1,728,266	6,261,334	899,210	436,653	138,824	502,447	73,030
International Index Fund	3,521,245	765,197	3,819,127	467,315	356,526	72,529	388,154	40,901
Equity and Bond Fund	4,821,510	349,453	2,779,995	2,390,968	566,817	40,760	327,641	279,936
Bond Fund	49,458,570	2,378,338	17,638,022	34,198,886	4,210,308	202,039	1,498,099	2,914,248
Money Market Fund	59,395,984	464	51,847,918	7,548,530	59,395,984	464	51,847,917	7,548,531
LifePath Retirement Fund	19,935,745	2,911,947	11,856,861	10,990,831	1,598,465	234,083	952,611	879,937
LifePath 2020 Fund	25,114,435	2,689,632	19,059,471	8,744,596	1,844,626	193,083	1,387,331	650,378
LifePath 2030 Fund	26,677,518	2,607,375	15,303,296	13,981,597	1,920,247	182,485	1,100,475	1,002,257
LifePath 2040 Fund	32,192,876	2,949,102	18,277,162	16,864,816	2,290,857	202,581	1,298,327	1,195,111

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,032,279	$13,495	$924,491	$121,283	161,998	2,045	146,717	17,326
Small/Mid Cap Equity Fund	763,503	—	1,021,828	(258,325)	79,971	—	106,207	(26,236)
International Equity Fund	496,752	—	778,080	(281,328)	54,625	—	85,334	(30,709)
S&P 500 Index Fund	1,828,365	55,536	2,332,815	(448,914)	181,725	5,254	222,941	(35,962)
Small Cap Index Fund	861,497	61,422	761,263	161,656	69,473	4,965	61,823	12,615
International Index Fund	859,442	42,821	983,724	(81,461)	87,171	4,063	100,616	(9,382)
Equity and Bond Fund	524,628	21,981	442,662	103,947	62,432	2,590	52,680	12,342
Bond Fund	1,786,105	65,735	1,370,824	481,016	152,243	5,584	117,076	40,751
Money Market Fund	2,581,316	—	2,515,841	65,475	2,581,316	—	2,515,841	65,475
LifePath Retirement Fund	2,318,887	188,872	2,192,597	315,162	189,118	15,438	178,693	25,863
LifePath 2020 Fund	7,074,176	226,720	5,163,090	2,137,806	522,986	16,381	380,435	158,932
LifePath 2030 Fund	7,778,133	237,504	6,405,905	1,609,732	564,519	16,773	463,170	118,122
LifePath 2040 Fund	5,535,519	190,994	4,299,426	1,427,087	397,298	13,263	308,607	101,954
LifePath 2050 Fund	1,374,116	69,003	748,867	694,252	145,473	7,143	79,415	73,201

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,836,847	$81,657	$1,624,253	$1,294,251	444,037	12,391	254,806	201,622
Small/Mid Cap Equity Fund	3,287,465	—	1,830,316	1,457,149	338,897	—	185,650	153,247
International Equity Fund	1,715,878	—	1,437,049	278,829	188,449	—	154,854	33,595
S&P 500 Index Fund	5,401,170	187,939	5,096,216	492,893	527,972	17,865	486,375	59,462
Small Cap Index Fund	1,795,728	177,541	1,509,734	463,535	145,203	14,329	121,673	37,859
International Index Fund	2,087,558	117,711	2,067,236	138,033	215,786	11,189	209,586	17,389
Equity and Bond Fund	1,946,870	54,634	1,458,106	543,398	233,330	6,443	171,289	68,484
Bond Fund	3,965,510	171,497	2,342,391	1,794,616	338,583	14,572	199,891	153,264
Money Market Fund	7,808,226	—	6,147,567	1,660,659	7,808,226	—	6,147,567	1,660,659
LifePath Retirement Fund	8,197,673	647,053	7,030,042	1,814,684	655,494	51,867	561,873	145,488
LifePath 2020 Fund	15,980,177	637,111	9,026,501	7,590,787	1,171,575	45,968	659,003	558,540
LifePath 2030 Fund	16,221,955	574,929	5,880,659	10,916,225	1,175,530	40,488	421,815	794,203
LifePath 2040 Fund	10,730,675	434,423	6,482,750	4,682,348	768,542	30,043	458,090	340,495
LifePath 2050 Fund	2,222,905	116,134	728,593	1,610,446	236,208	12,022	78,655	169,575

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$330,608	$15,721	$145,799	$200,530	52,508	2,375	23,538	31,345
Small/Mid Cap Equity Fund	203,334	—	80,927	122,407	20,138	—	8,176	11,962
International Equity Fund	137,016	—	145,573	(8,557)	15,190	—	16,299	(1,109)
S&P 500 Index Fund	406,849	19,391	182,758	243,482	41,727	1,829	17,648	25,908
Small Cap Index Fund	221,573	26,749	99,558	148,764	17,642	2,148	8,180	11,610
International Index Fund	174,574	16,763	68,365	122,972	17,382	1,587	7,097	11,872
Equity and Bond Fund	70,715	7,143	59,405	18,453	8,542	842	7,028	2,356
Bond Fund	461,719	27,871	206,561	283,029	39,358	2,366	17,564	24,160
Money Market Fund	897,589	16	1,181,022	(283,417)	897,589	16	1,181,022	(283,417)
LifePath Retirement Fund	578,524	58,114	710,702	(74,064)	47,279	4,676	57,163	(5,208)
LifePath 2020 Fund	1,254,504	47,426	1,552,693	(250,763)	94,599	3,412	115,021	(17,010)
LifePath 2030 Fund	720,770	55,998	529,814	246,954	52,422	3,919	37,731	18,610
LifePath 2040 Fund	886,484	42,873	670,791	258,566	61,835	2,917	46,631	18,121

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of Class B, Legacy Class B and Class R-1 shares (reflected as Redemptions) into Class A, Legacy Class A and Class R-2 shares (reflected as Sales), respectively, for the year ended December 31, 2012.

Fund	Class A Dollar Amounts	Class A Share Amounts	Legacy Class A Dollar Amounts	Legacy Class A Share Amounts	Class R-2 Dollar Amounts	Class R-2 Share Amounts
Equity Fund	$—	—	$3,027,401	465,362	$549,001	86,651
Small/Mid Cap Equity Fund	1,469	148	2,039,328	210,518	648,787	66,015
International Equity Fund	610	67	773,058	83,894	436,694	47,072
S&P 500 Index Fund	3,255	311	15,739,042	1,511,950	1,484,300	141,954
Small Cap Index Fund	167	14	6,103,184	498,725	553,964	45,056
International Index Fund	299	30	2,574,531	262,343	684,855	70,566
Equity and Bond Fund	3,288	386	3,260,704	382,815	521,441	61,815
Bond Fund	1,417	121	5,505,077	469,332	1,404,034	120,469
Tax Advantaged Bond Fund	—	—	353,332	29,949	—	—
Money Market Fund	—	—	1,797,015	1,797,015	1,220,087	1,220,087
LifePath Retirement Fund	12,770	1,050	11,650,350	937,560	1,614,651	129,902
LifePath 2020 Fund	3,252	238	17,683,602	1,307,319	3,375,317	247,393
LifePath 2030 Fund	25,437	1,864	12,715,777	921,637	4,873,142	351,144
LifePath 2040 Fund	5,486	391	7,680,585	548,388	2,834,286	202,198
LifePath 2050 Fund	—	—	—	—	619,477	65,493

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if the performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (g)	$6.53	$0.02	$0.92	$0.94	$—	$—	$—
Year ended 12/31/2012	5.69	0.07	0.84	0.91	(0.07)	—	(0.07)
Year ended 12/31/2011	5.78	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.14	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.28	0.03	0.86	0.89	(0.03)	—	(0.03)
Year ended 12/31/2008	7.53	0.11	(3.24)	(3.13)	(0.11)	(0.01)	(0.12)
Class B Shares
Six months ended 06/30/2013 (g)	6.53	(0.01)	0.91	0.90	—	—	—
Year ended 12/31/2012	5.68	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2011	5.77	—	(0.09)	(0.09)	—	—	—
Year ended 12/31/2010	5.15	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2009	4.30	—	0.85	0.85	—	—	—
Year ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Legacy Class A Shares
Six months ended 06/30/2013 (g)	6.79	0.02	0.95	0.97	—	—	—
Year ended 12/31/2012	5.90	0.07	0.88	0.95	(0.06)	—	(0.06)
Year ended 12/31/2011	5.99	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.32	0.02	0.67	0.69	(0.02)	—	(0.02)
Year ended 12/31/2009	4.43	0.03	0.89	0.92	(0.03)	—	(0.03)
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Legacy Class B Shares
Six months ended 06/30/2013 (g)	6.77	—	0.95	0.95	—	—	—
Year ended 12/31/2012	5.88	0.04	0.88	0.92	(0.03)	—	(0.03)
Year ended 12/31/2011	5.96	0.02	(0.10)	(0.08)	—	—	—
Year ended 12/31/2010	5.30	—	0.66	0.66	—	—	—
Year ended 12/31/2009	4.41	0.01	0.89	0.90	(0.01)	—	(0.01)
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Institutional Shares
Six months ended 06/30/2013 (g)	6.56	0.02	0.92	0.94	—	—	—
Year ended 12/31/2012	5.71	0.08	0.85	0.93	(0.08)	—	(0.08)
Year ended 12/31/2011	5.80	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2010	5.15	0.03	0.65	0.68	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.13	(3.24)	(3.11)	(0.13)	(0.01)	(0.14)
Class R-1 Shares
Six months ended 06/30/2013 (g)	6.53	0.01	0.91	0.92	—	—	—
Year ended 12/31/2012	5.69	0.05	0.84	0.89	(0.05)	—	(0.05)
Year ended 12/31/2011	5.78	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)
Year ended 12/31/2010	5.13	—	0.65	0.65	—	—	—
Year ended 12/31/2009	4.28	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2008	7.52	0.09	(3.22)	(3.13)	(0.10)	(0.01)	(0.11)
Class R-2 Shares
Six months ended 06/30/2013 (g)	6.52	0.01	0.92	0.93	—	—	—
Year ended 12/31/2012	5.68	0.06	0.84	0.90	(0.06)	—	(0.06)
Year ended 12/31/2011	5.77	0.03	(0.08)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.13	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.27	0.03	0.85	0.88	(0.02)	—	(0.02)
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Class R-3 Shares
Six months ended 06/30/2013 (g)	6.56	0.02	0.92	0.94	—	—	—
Year ended 12/31/2012	5.70	0.08	0.86	0.94	(0.08)	—	(0.08)
Year ended 12/31/2011	5.79	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)
Year ended 12/31/2010	5.15	0.03	0.64	0.67	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2013, Class B shares in 2011, Legacy Class B and Class R-1 shares in 2010 and Class B shares in 2009.

(c)	Net investment income distribution represents less than $0.01 per share for Class B and Legacy Class B shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Net investment income represents less than 0.005% per share for Class B shares in 2011.

(g)	Unaudited.

130	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e) (f)	Expenses (e)	Net investment income (loss) (e) (f)	Portfolio turnover rate (e)

$7.47	14.40%	$68.0	1.17%	0.45%	1.17%	0.45%	65%
6.53	15.93	52.4	1.18	1.06	1.18	1.06	56
5.69	(0.79)	38.0	1.18	0.71	1.18	0.71	43
5.78	12.89	32.1	1.20	0.40	1.20	0.40	54
5.14	20.82	20.8	1.20	0.70	1.21	0.69	70
4.28	(41.52)	10.8	1.19	1.82	1.19	1.82	143

7.43	13.78	5.9	1.87	(0.25)	1.87	(0.25)	65
6.53	15.35	5.1	1.88	0.34	1.88	0.34	56
5.68	(1.53)	4.3	1.88	0.00	1.88	0.00	43
5.77	12.04	4.2	1.90	(0.30)	1.90	(0.30)	54
5.15	19.77	3.5	1.90	0.02	1.91	0.01	70
4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143

7.76	14.29	89.5	1.17	0.45	1.17	0.45	65
6.79	16.14	79.1	1.18	1.03	1.18	1.03	56
5.90	(0.82)	69.4	1.18	0.70	1.18	0.70	43
5.99	12.94	69.8	1.20	0.39	1.20	0.39	54
5.32	20.68	62.8	1.20	0.72	1.22	0.70	70
4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143

7.72	14.03	9.5	1.57	0.05	1.57	0.05	65
6.77	15.62	9.9	1.58	0.60	1.58	0.60	56
5.88	(1.29)	11.7	1.58	0.27	1.58	0.27	43
5.96	12.45	18.4	1.60	(0.01)	1.60	(0.01)	54
5.30	20.32	21.0	1.60	0.33	1.62	0.31	70
4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143

7.50	14.33	177.0	0.92	0.70	0.92	0.70	65
6.56	16.28	153.4	0.93	1.29	0.93	1.29	56
5.71	(0.57)	130.2	0.93	0.95	0.93	0.95	43
5.80	13.26	132.2	0.95	0.65	0.95	0.65	54
5.15	20.93	114.4	0.95	0.97	0.96	0.96	70
4.29	(41.28)	91.2	0.94	2.06	0.94	2.06	143

7.45	14.09	3.1	1.49	0.14	1.49	0.14	65
6.53	15.61	2.7	1.50	0.73	1.50	0.73	56
5.69	(1.16)	2.2	1.50	0.38	1.50	0.38	43
5.78	12.67	2.3	1.52	0.07	1.52	0.07	54
5.13	20.21	2.7	1.52	0.39	1.53	0.38	70
4.28	(41.63)	1.7	1.51	1.50	1.51	1.50	143

7.45	14.26	9.6	1.29	0.34	1.29	0.34	65
6.52	15.82	9.9	1.30	0.95	1.30	0.95	56
5.68	(0.94)	7.5	1.30	0.57	1.30	0.57	43
5.77	12.79	7.0	1.32	0.29	1.32	0.29	54
5.13	20.68	4.4	1.32	0.60	1.33	0.59	70
4.27	(41.62)	3.3	1.31	1.70	1.31	1.70	143

7.50	14.33	2.6	0.99	0.63	0.99	0.63	65
6.56	16.42	2.3	1.00	1.22	1.00	1.22	56
5.70	(0.66)	1.8	1.00	0.87	1.00	0.87	43
5.79	13.00	1.9	1.02	0.58	1.02	0.58	54
5.15	20.91	1.1	1.02	0.91	1.03	0.90	70
4.29	(41.36)	0.7	1.01	2.00	1.01	2.00	143

See accompanying notes to financial statements.	131

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (e)	$10.49	$(0.03)	$1.56	$1.53	$—	$—	$—
Year ended 12/31/2012	8.99	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.24	(0.02)	(0.23)	(0.25)	—	—	—
Year ended 12/31/2010	7.55	(0.02)	1.71	1.69	—	—	—
Year ended 12/31/2009	5.84	(0.01)	1.72	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.03)	(5.00)	(5.03)	—	(0.05)	(0.05)
Class B Shares
Six months ended 06/30/2013 (e)	10.02	(0.07)	1.49	1.42	—	—	—
Year ended 12/31/2012	8.65	(0.02)	1.39	1.37	—	—	—
Year ended 12/31/2011	8.95	(0.08)	(0.22)	(0.30)	—	—	—
Year ended 12/31/2010	7.35	(0.06)	1.66	1.60	—	—	—
Year ended 12/31/2009	5.73	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Legacy Class A Shares
Six months ended 06/30/2013 (e)	10.31	(0.03)	1.53	1.50	—	—	—
Year ended 12/31/2012	8.83	0.05	1.43	1.48	—	—	—
Year ended 12/31/2011	9.07	(0.02)	(0.22)	(0.24)	—	—	—
Year ended 12/31/2010	7.41	(0.02)	1.68	1.66	—	—	—
Year ended 12/31/2009	5.74	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Legacy Class B Shares
Six months ended 06/30/2013 (e)	9.75	(0.05)	1.45	1.40	—	—	—
Year ended 12/31/2012	8.39	0.01	1.35	1.36	—	—	—
Year ended 12/31/2011	8.65	(0.06)	(0.20)	(0.26)	—	—	—
Year ended 12/31/2010	7.10	(0.05)	1.60	1.55	—	—	—
Year ended 12/31/2009	5.52	(0.03)	1.61	1.58	—	—	—
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Institutional Shares
Six months ended 06/30/2013 (e)	10.68	(0.02)	1.59	1.57	—	—	—
Year ended 12/31/2012	9.13	0.08	1.47	1.55	—	—	—
Year ended 12/31/2011	9.35	—	(0.22)	(0.22)	—	—	—
Year ended 12/31/2010	7.62	—	1.73	1.73	—	—	—
Year ended 12/31/2009	5.89	0.01	1.72	1.73	—	—	—
Year ended 12/31/2008	10.97	(0.01)	(5.02)	(5.03)	—	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2013 (e)	10.11	(0.05)	1.50	1.45	—	—	—
Year ended 12/31/2012	8.69	0.02	1.40	1.42	—	—	—
Year ended 12/31/2011	8.96	(0.05)	(0.22)	(0.27)	—	—	—
Year ended 12/31/2010	7.34	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2009	5.70	(0.03)	1.67	1.64	—	—	—
Year ended 12/31/2008	10.69	(0.06)	(4.88)	(4.94)	—	(0.05)	(0.05)
Class R-2 Shares
Six months ended 06/30/2013 (e)	10.29	(0.03)	1.52	1.49	—	—	—
Year ended 12/31/2012	8.83	0.04	1.42	1.46	—	—	—
Year ended 12/31/2011	9.08	(0.03)	(0.22)	(0.25)	—	—	—
Year ended 12/31/2010	7.43	(0.02)	1.67	1.65	—	—	—
Year ended 12/31/2009	5.76	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Class R-3 Shares
Six months ended 06/30/2013 (e)	10.59	(0.02)	1.57	1.55	—	—	—
Year ended 12/31/2012	9.06	0.07	1.46	1.53	—	—	—
Year ended 12/31/2011	9.29	(0.01)	(0.22)	(0.23)	—	—	—
Year ended 12/31/2010	7.57	—	1.72	1.72	—	—	—
Year ended 12/31/2009	5.86	—	1.71	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Institutional shares in 2011, Institutional and Class R-3 shares in 2010 and Class R-3 shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

132	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$12.02	14.59%	$64.5	1.40%	(0.53)%	1.40%	(0.53)%	110%
10.49	16.69	50.4	1.40	0.55	1.42	0.53	91
8.99	(2.71)	39.3	1.40	(0.23)	1.43	(0.26)	86
9.24	22.38	36.0	1.40	(0.19)	1.47	(0.26)	107
7.55	29.28	25.1	1.40	(0.12)	1.49	(0.21)	130
5.84	(46.01)	15.4	1.40	(0.35)	1.45	(0.40)	99

11.44	14.17	12.6	2.10	(1.22)	2.10	(1.22)	110
10.02	15.84	10.9	2.10	(0.18)	2.12	(0.20)	91
8.65	(3.35)	9.4	2.10	(0.94)	2.13	(0.97)	86
8.95	21.77	9.4	2.00	(0.80)	2.07	(0.87)	107
7.35	28.27	7.6	2.00	(0.72)	2.10	(0.82)	130
5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99

11.81	14.55	86.1	1.40	(0.52)	1.40	(0.52)	110
10.31	16.76	75.7	1.40	0.52	1.42	0.50	91
8.83	(2.65)	65.9	1.40	(0.24)	1.43	(0.27)	86
9.07	22.40	67.2	1.40	(0.20)	1.47	(0.27)	107
7.41	29.09	55.5	1.40	(0.12)	1.50	(0.22)	130
5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99

11.15	14.36	13.6	1.80	(0.92)	1.80	(0.92)	110
9.75	16.21	12.8	1.80	0.07	1.82	0.05	91
8.39	(3.01)	13.4	1.80	(0.66)	1.83	(0.69)	86
8.65	21.83	17.8	1.80	(0.62)	1.87	(0.69)	107
7.10	28.62	17.2	1.80	(0.52)	1.90	(0.62)	130
5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99

12.25	14.70	38.1	1.15	(0.27)	1.15	(0.27)	110
10.68	16.98	32.4	1.15	0.79	1.17	0.77	91
9.13	(2.35)	26.2	1.15	0.01	1.18	(0.02)	86
9.35	22.70	25.9	1.15	0.05	1.22	(0.02)	107
7.62	29.37	20.2	1.15	0.13	1.25	0.03	130
5.89	(45.80)	14.0	1.15	(0.11)	1.20	(0.16)	99

11.56	14.34	3.6	1.72	(0.84)	1.72	(0.84)	110
10.11	16.34	3.2	1.72	0.17	1.74	0.15	91
8.69	(3.01)	3.0	1.72	(0.56)	1.75	(0.59)	86
8.96	22.07	3.3	1.72	(0.53)	1.79	(0.60)	107
7.34	28.77	3.1	1.72	(0.44)	1.81	(0.53)	130
5.70	(46.16)	1.9	1.72	(0.68)	1.77	(0.73)	99

11.78	14.48	8.4	1.52	(0.60)	1.52	(0.60)	110
10.29	16.53	9.1	1.52	0.45	1.54	0.43	91
8.83	(2.75)	6.4	1.52	(0.38)	1.55	(0.41)	86
9.08	22.21	7.1	1.52	(0.30)	1.59	(0.37)	107
7.43	28.99	4.4	1.52	(0.24)	1.62	(0.34)	130
5.76	(46.00)	3.4	1.52	(0.48)	1.57	(0.53)	99

12.14	14.73	2.4	1.22	(0.34)	1.22	(0.34)	110
10.59	16.89	2.1	1.22	0.72	1.24	0.70	91
9.06	(2.48)	1.6	1.22	(0.07)	1.25	(0.10)	86
9.29	22.72	1.9	1.22	(0.02)	1.29	(0.09)	107
7.57	29.18	1.2	1.22	0.07	1.32	(0.03)	130
5.86	(45.83)	0.8	1.22	(0.18)	1.27	(0.23)	99

See accompanying notes to financial statements.	133

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (g)	$9.82	$0.08	$0.09	$0.17	$—	$—	$—
Year ended 12/31/2012	8.28	0.09	1.45	1.54	—	—	—
Year ended 12/31/2011	9.77	0.07	(1.43)	(1.36)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.87	0.05	0.99	1.04	(0.14)	—	(0.14)
Year ended 12/31/2009	6.57	0.05	2.30	2.35	(0.05)	—	(0.05)
Year ended 12/31/2008	12.80	0.16	(6.18)	(6.02)	—	(0.21)	(0.21)
Class B Shares
Six months ended 06/30/2013 (g)	9.69	0.06	0.09	0.15	—	—	—
Year ended 12/31/2012	8.23	0.03	1.43	1.46	—	—	—
Year ended 12/31/2011	9.70	0.01	(1.41)	(1.40)	(0.07)	—	(0.07)
Year ended 12/31/2010	8.81	—	0.98	0.98	(0.09)	—	(0.09)
Year ended 12/31/2009	6.53	0.01	2.27	2.28	—	—	—
Year ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Legacy Class A Shares
Six months ended 06/30/2013 (g)	9.91	0.08	0.09	0.17	—	—	—
Year ended 12/31/2012	8.35	0.09	1.47	1.56	—	—	—
Year ended 12/31/2011	9.85	0.07	(1.44)	(1.37)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.94	0.05	1.00	1.05	(0.14)	—	(0.14)
Year ended 12/31/2009	6.61	0.05	2.32	2.37	(0.04)	—	(0.04)
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Legacy Class B Shares
Six months ended 06/30/2013 (g)	9.79	0.05	0.09	0.14	—	—	—
Year ended 12/31/2012	8.29	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.76	0.04	(1.42)	(1.38)	(0.09)	—	(0.09)
Year ended 12/31/2010	8.86	0.02	0.98	1.00	(0.10)	—	(0.10)
Year ended 12/31/2009	6.56	0.02	2.29	2.31	(0.01)	—	(0.01)
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Institutional Shares
Six months ended 06/30/2013 (g)	9.91	0.09	0.09	0.18	—	—	—
Year ended 12/31/2012	8.33	0.11	1.47	1.58	—	—	—
Year ended 12/31/2011	9.83	0.10	(1.44)	(1.34)	(0.16)	—	(0.16)
Year ended 12/31/2010	8.92	0.07	1.00	1.07	(0.16)	—	(0.16)
Year ended 12/31/2009	6.59	0.07	2.32	2.39	(0.06)	—	(0.06)
Year ended 12/31/2008	12.81	0.19	(6.20)	(6.01)	—	(0.21)	(0.21)
Class R-1 Shares
Six months ended 06/30/2013 (g)	9.77	0.06	0.09	0.15	—	—	—
Year ended 12/31/2012	8.26	0.06	1.45	1.51	—	—	—
Year ended 12/31/2011	9.74	0.04	(1.42)	(1.38)	(0.10)	—	(0.10)
Year ended 12/31/2010	8.84	0.02	0.99	1.01	(0.11)	—	(0.11)
Year ended 12/31/2009	6.55	0.03	2.28	2.31	(0.02)	—	(0.02)
Year ended 12/31/2008	12.80	0.13	(6.17)	(6.04)	—	(0.21)	(0.21)
Class R-2 Shares
Six months ended 06/30/2013 (g)	9.81	0.06	0.10	0.16	—	—	—
Year ended 12/31/2012	8.29	0.08	1.44	1.52	—	—	—
Year ended 12/31/2011	9.77	0.06	(1.42)	(1.36)	(0.12)	—	(0.12)
Year ended 12/31/2010	8.87	0.04	0.99	1.03	(0.13)	—	(0.13)
Year ended 12/31/2009	6.57	0.04	2.30	2.34	(0.04)	—	(0.04)
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Class R-3 Shares
Six months ended 06/30/2013 (g)	9.90	0.09	0.08	0.17	—	—	—
Year ended 12/31/2012	8.33	0.11	1.46	1.57	—	—	—
Year ended 12/31/2011	9.83	0.09	(1.44)	(1.35)	(0.15)	—	(0.15)
Year ended 12/31/2010	8.91	0.07	1.00	1.07	(0.15)	—	(0.15)
Year ended 12/31/2009	6.59	0.07	2.31	2.38	(0.06)	—	(0.06)
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2010.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction change for Class B shares described in Note 7 under Expense Reduction Agreements.

(g)	Unaudited.

134	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$9.99	1.73%	$33.8	1.49%	1.53%	1.49%	1.53%	88%
9.82	18.60	30.0	1.50	0.99	1.55	0.94	47
8.28	(13.89)	23.3	1.50	0.77	1.63	0.64	57
9.77	11.75	24.9	1.50	0.55	1.68	0.37	66
8.87	35.73	18.2	1.50	0.66	1.72	0.44	62
6.57	(47.02)	11.0	1.50	1.58	1.67	1.41	154

9.84	1.55	9.4	1.83	1.13	1.83	1.13	88
9.69	17.74	9.2	2.20	0.30	2.25	0.25	47
8.23	(14.45)	7.8	2.20	0.07	2.33	(0.06)	57
9.70	11.09	9.1	2.10	(0.04)	2.27	(0.21)	66
8.81	34.92	8.2	2.10	0.12	2.34	(0.12)	62
6.53	(47.34)	6.0	2.10	0.98	2.27	0.81	154

10.08	1.72	45.0	1.48	1.48	1.48	1.48	88
9.91	18.68	44.5	1.50	1.00	1.55	0.95	47
8.35	(13.89)	38.6	1.50	0.77	1.63	0.64	57
9.85	11.72	45.5	1.50	0.57	1.67	0.40	66
8.94	35.90	41.8	1.50	0.71	1.73	0.48	62
6.61	(47.04)	31.0	1.50	1.59	1.67	1.42	154

9.93	1.43	10.3	1.88	1.06	1.88	1.06	88
9.79	18.09	10.7	1.90	0.61	1.95	0.56	47
8.29	(14.14)	10.1	1.90	0.38	2.03	0.25	57
9.76	11.27	13.3	1.90	0.18	2.07	0.01	66
8.86	35.26	13.5	1.90	0.33	2.13	0.10	62
6.56	(47.27)	10.5	1.90	1.18	2.07	1.01	154

10.09	1.82	17.4	1.23	1.73	1.23	1.73	88
9.91	18.97	17.1	1.25	1.25	1.30	1.20	47
8.33	(13.68)	13.6	1.25	1.03	1.38	0.90	57
9.83	12.01	15.3	1.25	0.82	1.43	0.64	66
8.92	36.31	12.8	1.25	0.93	1.48	0.70	62
6.59	(46.91)	8.2	1.25	1.83	1.42	1.66	154

9.92	1.54	2.5	1.80	1.18	1.80	1.18	88
9.77	18.28	2.5	1.82	0.69	1.87	0.64	47
8.26	(14.16)	2.4	1.82	0.48	1.95	0.35	57
9.74	11.40	2.9	1.82	0.24	1.99	0.07	66
8.84	35.31	3.2	1.82	0.37	2.05	0.14	62
6.55	(47.18)	2.1	1.82	1.26	2.00	1.08	154

9.97	1.63	4.7	1.60	1.19	1.60	1.19	88
9.81	18.34	5.9	1.62	0.87	1.67	0.82	47
8.29	(13.94)	4.7	1.62	0.66	1.75	0.53	57
9.77	11.63	5.8	1.62	0.43	1.80	0.25	66
8.87	35.59	3.8	1.62	0.52	1.85	0.29	62
6.57	(47.06)	2.6	1.62	1.48	1.79	1.31	154

10.07	1.72	1.9	1.30	1.67	1.30	1.67	88
9.90	18.85	1.9	1.32	1.20	1.37	1.15	47
8.33	(13.75)	1.6	1.32	0.95	1.45	0.82	57
9.83	12.06	1.9	1.32	0.75	1.49	0.58	66
8.91	36.08	1.4	1.32	0.89	1.55	0.66	62
6.59	(46.99)	0.9	1.32	1.76	1.49	1.59	154

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized) (c)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (h)	$10.72	$0.08	$1.35	$1.43	$—	$—	$—
Year ended 12/31/2012	9.45	0.16	1.27	1.43	(0.16)	—	(0.16)
Year ended 12/31/2011	9.45	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.37	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.74	0.12	1.62	1.74	(0.11)	—	(0.11)
Year ended 12/31/2008	11.08	0.15	(4.32)	(4.17)	(0.16)	(0.01)	(0.17)
Class B Shares
Six months ended 06/30/2013 (h)	10.76	0.03	1.36	1.39	—	—	—
Year ended 12/31/2012	9.48	0.09	1.27	1.36	(0.08)	—	(0.08)
Year ended 12/31/2011	9.48	0.06	—	0.06	(0.06)	—	(0.06)
Year ended 12/31/2010	8.40	0.05	1.08	1.13	(0.05)	—	(0.05)
Year ended 12/31/2009	6.77	0.07	1.61	1.68	(0.05)	—	(0.05)
Year ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Legacy Class A Shares
Six months ended 06/30/2013 (h)	10.76	0.08	1.37	1.45	—	—	—
Year ended 12/31/2012	9.48	0.16	1.27	1.43	(0.15)	—	(0.15)
Year ended 12/31/2011	9.48	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.40	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.76	0.12	1.62	1.74	(0.10)	—	(0.10)
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Legacy Class B Shares
Six months ended 06/30/2013 (h)	10.82	0.06	1.37	1.43	—	—	—
Year ended 12/31/2012	9.52	0.11	1.28	1.39	(0.09)	—	(0.09)
Year ended 12/31/2011	9.51	0.09	(0.01)	0.08	(0.07)	—	(0.07)
Year ended 12/31/2010	8.41	0.08	1.08	1.16	(0.06)	—	(0.06)
Year ended 12/31/2009	6.77	0.09	1.62	1.71	(0.07)	—	(0.07)
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Institutional Shares
Six months ended 06/30/2013 (h)	10.79	0.09	1.37	1.46	—	—	—
Year ended 12/31/2012	9.51	0.19	1.27	1.46	(0.18)	—	(0.18)
Year ended 12/31/2011	9.51	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.41	0.13	1.10	1.23	(0.13)	—	(0.13)
Year ended 12/31/2009	6.76	0.13	1.64	1.77	(0.12)	—	(0.12)
Year ended 12/31/2008	11.12	0.17	(4.34)	(4.17)	(0.18)	(0.01)	(0.19)
Class R-1 Shares
Six months ended 06/30/2013 (h)	10.75	0.06	1.36	1.42	—	—	—
Year ended 12/31/2012	9.47	0.13	1.27	1.40	(0.12)	—	(0.12)
Year ended 12/31/2011	9.48	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Year ended 12/31/2010	8.39	0.08	1.09	1.17	(0.08)	—	(0.08)
Year ended 12/31/2009	6.75	0.09	1.63	1.72	(0.08)	—	(0.08)
Year ended 12/31/2008	11.09	0.12	(4.32)	(4.20)	(0.13)	(0.01)	(0.14)
Class R-2 Shares
Six months ended 06/30/2013 (h)	10.70	0.07	1.36	1.43	—	—	—
Year ended 12/31/2012	9.43	0.15	1.26	1.41	(0.14)	—	(0.14)
Year ended 12/31/2011	9.44	0.12	—	0.12	(0.13)	—	(0.13)
Year ended 12/31/2010	8.36	0.10	1.08	1.18	(0.10)	—	(0.10)
Year ended 12/31/2009	6.73	0.11	1.62	1.73	(0.10)	—	(0.10)
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Class R-3 Shares
Six months ended 06/30/2013 (h)	10.78	0.09	1.36	1.45	—	—	—
Year ended 12/31/2012	9.50	0.18	1.27	1.45	(0.17)	—	(0.17)
Year ended 12/31/2011	9.50	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.42	0.13	1.08	1.21	(0.13)	—	(0.13)
Year ended 12/31/2009	6.77	0.13	1.63	1.76	(0.11)	—	(0.11)
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Net gain (loss) on investments represents less than $0.01 per share for Class A, Class B, Legacy Class A, Institutional, Class R-2 and Class R-3 shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction change described in Note 7 under Expense Reduction Agreements.

136	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e) (g)
			Expenses (b) (e) (f)	Net investment income (loss) (b) (e)	Expenses (b) (e)	Net investment income (loss) (b) (e)

$12.15	13.45%	$206.1	0.74%	1.37%	0.74%	1.37%	2%
10.72	15.02	154.6	0.76	1.54	0.76	1.54	2
9.45	1.39	115.0	0.80	1.34	0.81	1.33	5
9.45	14.27	98.5	0.79	1.29	0.79	1.29	9
8.37	25.76	68.7	0.79	1.60	0.80	1.59	5
6.74	(37.51)	40.4	0.79	1.63	0.79	1.63	8

12.15	12.92	11.0	1.44	0.62	1.44	0.62	2
10.76	14.37	18.5	1.47	0.83	1.47	0.83	2
9.48	0.67	15.8	1.50	0.64	1.51	0.63	5
9.48	13.43	15.3	1.49	0.59	1.49	0.59	9
8.40	24.87	12.9	1.50	0.92	1.50	0.92	5
6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8

12.21	13.48	356.0	0.74	1.36	0.74	1.36	2
10.76	15.13	315.1	0.77	1.53	0.77	1.53	2
9.48	1.35	277.0	0.80	1.33	0.81	1.32	5
9.48	14.17	275.7	0.79	1.28	0.79	1.28	9
8.40	25.74	247.7	0.80	1.63	0.80	1.63	5
6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8

12.25	13.22	37.0	1.14	0.96	1.14	0.96	2
10.82	14.63	40.2	1.17	1.10	1.17	1.10	2
9.52	0.87	52.2	1.20	0.91	1.21	0.90	5
9.51	13.84	77.0	1.19	0.88	1.19	0.88	9
8.41	25.25	82.9	1.20	1.23	1.20	1.23	5
6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8

12.25	13.53	98.6	0.49	1.61	0.49	1.61	2
10.79	15.37	82.5	0.52	1.78	0.52	1.78	2
9.51	1.61	68.3	0.55	1.58	0.56	1.57	5
9.51	14.66	67.0	0.54	1.53	0.54	1.53	9
8.41	26.15	57.2	0.55	1.86	0.55	1.86	5
6.76	(37.39)	41.9	0.54	1.86	0.54	1.86	8

12.17	13.21	7.4	1.06	1.05	1.06	1.05	2
10.75	14.77	6.5	1.09	1.20	1.09	1.20	2
9.47	0.98	6.0	1.12	1.02	1.13	1.01	5
9.48	13.89	5.9	1.11	0.96	1.11	0.96	9
8.39	25.47	6.6	1.12	1.29	1.12	1.29	5
6.75	(37.76)	4.8	1.11	1.32	1.11	1.32	8

12.13	13.36	15.6	0.86	1.26	0.86	1.26	2
10.70	14.98	15.7	0.89	1.42	0.89	1.42	2
9.43	1.21	13.3	0.92	1.21	0.93	1.20	5
9.44	14.14	12.6	0.91	1.17	0.91	1.17	9
8.36	25.66	9.2	0.92	1.50	0.92	1.50	5
6.73	(37.60)	6.5	0.91	1.51	0.91	1.51	8

12.23	13.45	2.8	0.56	1.55	0.56	1.55	2
10.78	15.32	2.5	0.59	1.72	0.59	1.72	2
9.50	1.60	1.9	0.62	1.51	0.63	1.50	5
9.50	14.35	2.0	0.61	1.47	0.61	1.47	9
8.42	26.03	1.6	0.62	1.81	0.62	1.81	5
6.77	(37.35)	1.3	0.61	1.81	0.61	1.81	8

(g)	The 2012 portfolio turnover rate reflects the period from May 12, 2012 to December 31, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012 was 5%.

(h)	Unaudited.

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2013 (f)	$12.65	$0.01	$1.93	$1.94	$—	$—	$—
Year ended 12/31/2012	11.35	0.13	1.59	1.72	(0.11)	(0.31)	(0.42)
Year ended 12/31/2011	12.09	0.03	(0.63)	(0.60)	(0.03)	(0.11)	(0.14)
Year ended 12/31/2010	9.65	0.04	2.44	2.48	(0.04)	—	(0.04)
Year ended 12/31/2009	7.68	0.04	1.97	2.01	(0.04)	—	(0.04)
Year ended 12/31/2008	13.04	0.06	(4.62)	(4.56)	(0.05)	(0.75)	(0.80)
Class B Shares
Six months ended 06/30/2013 (f)	12.46	(0.03)	1.90	1.87	—	—	—
Year ended 12/31/2012	11.18	0.04	1.57	1.61	(0.02)	(0.31)	(0.33)
Year ended 12/31/2011	11.98	(0.05)	(0.64)	(0.69)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.60	(0.03)	2.41	2.38	—	—	—
Year ended 12/31/2009	7.66	(0.02)	1.96	1.94	—	—	—
Year ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2013 (f)	12.53	0.01	1.92	1.93	—	—	—
Year ended 12/31/2012	11.24	0.13	1.57	1.70	(0.10)	(0.31)	(0.41)
Year ended 12/31/2011	11.98	0.03	(0.64)	(0.61)	(0.02)	(0.11)	(0.13)
Year ended 12/31/2010	9.56	0.04	2.41	2.45	(0.03)	—	(0.03)
Year ended 12/31/2009	7.61	0.04	1.95	1.99	(0.04)	—	(0.04)
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Legacy Class B Shares
Six months ended 06/30/2013 (f)	12.31	(0.01)	1.88	1.87	—	—	—
Year ended 12/31/2012	11.05	0.07	1.55	1.62	(0.05)	(0.31)	(0.36)
Year ended 12/31/2011	11.80	(0.02)	(0.62)	(0.64)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.42	—	2.38	2.38	—	—	—
Year ended 12/31/2009	7.51	0.01	1.91	1.92	(0.01)	—	(0.01)
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Institutional Shares
Six months ended 06/30/2013 (f)	12.71	0.03	1.94	1.97	—	—	—
Year ended 12/31/2012	11.39	0.16	1.60	1.76	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.14	0.06	(0.65)	(0.59)	(0.05)	(0.11)	(0.16)
Year ended 12/31/2010	9.68	0.07	2.45	2.52	(0.06)	—	(0.06)
Year ended 12/31/2009	7.70	0.06	1.98	2.04	(0.06)	—	(0.06)
Year ended 12/31/2008	13.06	0.09	(4.63)	(4.54)	(0.07)	(0.75)	(0.82)
Class R-1 Shares
Six months ended 06/30/2013 (f)	12.63	(0.01)	1.92	1.91	—	—	—
Year ended 12/31/2012	11.32	0.09	1.59	1.68	(0.06)	(0.31)	(0.37)
Year ended 12/31/2011	12.08	(0.01)	(0.64)	(0.65)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.64	—	2.44	2.44	—	—	—
Year ended 12/31/2009	7.67	0.01	1.97	1.98	(0.01)	—	(0.01)
Year ended 12/31/2008	13.00	0.03	(4.60)	(4.57)	(0.01)	(0.75)	(0.76)
Class R-2 Shares
Six months ended 06/30/2013 (f)	12.64	—	1.93	1.93	—	—	—
Year ended 12/31/2012	11.34	0.11	1.59	1.70	(0.09)	(0.31)	(0.40)
Year ended 12/31/2011	12.08	0.02	(0.64)	(0.62)	(0.01)	(0.11)	(0.12)
Year ended 12/31/2010	9.64	0.03	2.43	2.46	(0.02)	—	(0.02)
Year ended 12/31/2009	7.68	0.03	1.97	2.00	(0.04)	—	(0.04)
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Class R-3 Shares
Six months ended 06/30/2013 (f)	12.71	0.03	1.94	1.97	—	—	—
Year ended 12/31/2012	11.40	0.15	1.60	1.75	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.15	0.05	(0.65)	(0.60)	(0.04)	(0.11)	(0.15)
Year ended 12/31/2010	9.69	0.06	2.45	2.51	(0.05)	—	(0.05)
Year ended 12/31/2009	7.71	0.05	1.98	2.03	(0.05)	—	(0.05)
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-2 shares in 2013 and Legacy Class B and Class R-1 shares in 2010.

(c)	Net realized gain distributions represent less than $0.01 per share in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

138	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
		Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$14.59	15.34%	$65.9	0.95%	0.19%	0.97%	0.17%	22%
12.65	15.22	51.5	0.95	1.05	0.98	1.02	14
11.35	(4.97)	41.8	0.95	0.28	0.98	0.25	14
12.09	25.66	39.6	0.95	0.41	1.01	0.35	15
9.65	26.21	26.3	0.95	0.50	1.03	0.42	20
7.68	(34.60)	17.5	0.95	0.57	1.00	0.52	20

14.33	15.01	12.5	1.65	(0.51)	1.67	(0.53)	22
12.46	14.48	10.7	1.65	0.33	1.68	0.30	14
11.18	(5.73)	9.6	1.65	(0.43)	1.68	(0.46)	14
11.98	24.79	10.1	1.65	(0.31)	1.71	(0.37)	15
9.60	25.33	7.9	1.65	(0.21)	1.73	(0.29)	20
7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20

14.46	15.40	172.3	0.95	0.19	0.97	0.17	22
12.53	15.26	150.6	0.95	1.02	0.98	0.99	14
11.24	(5.04)	134.7	0.95	0.27	0.98	0.24	14
11.98	25.65	143.8	0.95	0.39	1.01	0.33	15
9.56	26.13	118.3	0.95	0.49	1.03	0.41	20
7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20

14.18	15.19	30.2	1.35	(0.21)	1.37	(0.23)	22
12.31	14.72	29.3	1.35	0.58	1.38	0.55	14
11.05	(5.39)	32.5	1.35	(0.15)	1.38	(0.18)	14
11.80	25.27	44.1	1.35	(0.03)	1.41	(0.09)	15
9.42	25.54	41.1	1.35	0.09	1.43	0.01	20
7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20

14.68	15.50	64.4	0.70	0.44	0.72	0.42	22
12.71	15.60	54.1	0.70	1.27	0.73	1.24	14
11.39	(4.81)	47.6	0.70	0.51	0.73	0.48	14
12.14	26.01	50.3	0.70	0.64	0.76	0.58	15
9.68	26.47	38.9	0.70	0.74	0.78	0.66	20
7.70	(34.35)	28.9	0.70	0.81	0.75	0.76	20

14.54	15.21	3.5	1.27	(0.13)	1.29	(0.15)	22
12.63	14.88	3.2	1.27	0.71	1.30	0.68	14
11.32	(5.35)	2.7	1.27	(0.06)	1.30	(0.09)	14
12.08	25.31	3.0	1.27	0.04	1.33	(0.02)	15
9.64	25.86	3.0	1.27	0.17	1.35	0.09	20
7.67	(34.77)	2.3	1.27	0.24	1.32	0.19	20

14.57	15.27	7.1	1.07	0.07	1.09	0.05	22
12.64	15.09	6.8	1.07	0.93	1.10	0.90	14
11.34	(5.13)	5.6	1.07	0.13	1.10	0.10	14
12.08	25.57	5.9	1.07	0.29	1.13	0.23	15
9.64	26.00	3.7	1.07	0.38	1.15	0.30	20
7.68	(34.67)	2.7	1.07	0.44	1.12	0.39	20

14.68	15.50	2.1	0.77	0.37	0.79	0.35	22
12.71	15.44	1.9	0.77	1.24	0.80	1.21	14
11.40	(4.88)	1.5	0.77	0.44	0.80	0.41	14
12.15	25.92	1.7	0.77	0.58	0.83	0.52	15
9.69	26.38	1.2	0.77	0.68	0.85	0.60	20
7.71	(34.33)	0.8	0.77	0.74	0.82	0.69	20

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (d)	$10.55	$0.17	$0.14	$0.31	$—	$—	$—
Year ended 12/31/2012	9.19	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.84	0.22	(1.62)	(1.40)	(0.25)	—	(0.25)
Year ended 12/31/2010	10.33	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.25	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.29	(6.51)	(6.22)	(0.20)	—	(0.20)
Class B Shares
Six months ended 06/30/2013 (d)	10.57	0.12	0.14	0.26	—	—	—
Year ended 12/31/2012	9.20	0.15	1.39	1.54	(0.17)	—	(0.17)
Year ended 12/31/2011	10.84	0.16	(1.63)	(1.47)	(0.17)	—	(0.17)
Year ended 12/31/2010	10.34	0.09	0.51	0.60	(0.10)	—	(0.10)
Year ended 12/31/2009	8.26	0.11	2.12	2.23	(0.15)	—	(0.15)
Year ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Legacy Class A Shares
Six months ended 06/30/2013 (d)	10.53	0.16	0.14	0.30	—	—	—
Year ended 12/31/2012	9.17	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.81	0.23	(1.63)	(1.40)	(0.24)	—	(0.24)
Year ended 12/31/2010	10.30	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.22	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Legacy Class B Shares
Six months ended 06/30/2013 (d)	10.58	0.14	0.14	0.28	—	—	—
Year ended 12/31/2012	9.21	0.18	1.38	1.56	(0.19)	—	(0.19)
Year ended 12/31/2011	10.84	0.19	(1.63)	(1.44)	(0.19)	—	(0.19)
Year ended 12/31/2010	10.33	0.13	0.50	0.63	(0.12)	—	(0.12)
Year ended 12/31/2009	8.25	0.14	2.11	2.25	(0.17)	—	(0.17)
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Institutional Shares
Six months ended 06/30/2013 (d)	10.57	0.18	0.13	0.31	—	—	—
Year ended 12/31/2012	9.19	0.25	1.39	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.84	0.26	(1.64)	(1.38)	(0.27)	—	(0.27)
Year ended 12/31/2010	10.33	0.19	0.52	0.71	(0.20)	—	(0.20)
Year ended 12/31/2009	8.24	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.70	0.33	(6.57)	(6.24)	(0.22)	—	(0.22)
Class R-1 Shares
Six months ended 06/30/2013 (d)	10.56	0.14	0.14	0.28	—	—	—
Year ended 12/31/2012	9.19	0.19	1.38	1.57	(0.20)	—	(0.20)
Year ended 12/31/2011	10.83	0.20	(1.63)	(1.43)	(0.21)	—	(0.21)
Year ended 12/31/2010	10.32	0.13	0.51	0.64	(0.13)	—	(0.13)
Year ended 12/31/2009	8.24	0.14	2.13	2.27	(0.19)	—	(0.19)
Year ended 12/31/2008	14.67	0.26	(6.53)	(6.27)	(0.16)	—	(0.16)
Class R-2 Shares
Six months ended 06/30/2013 (d)	10.53	0.15	0.15	0.30	—	—	—
Year ended 12/31/2012	9.17	0.21	1.38	1.59	(0.23)	—	(0.23)
Year ended 12/31/2011	10.81	0.22	(1.63)	(1.41)	(0.23)	—	(0.23)
Year ended 12/31/2010	10.31	0.15	0.51	0.66	(0.16)	—	(0.16)
Year ended 12/31/2009	8.23	0.15	2.14	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Class R-3 Shares
Six months ended 06/30/2013 (d)	10.58	0.17	0.14	0.31	—	—	—
Year ended 12/31/2012	9.20	0.24	1.40	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.85	0.25	(1.64)	(1.39)	(0.26)	—	(0.26)
Year ended 12/31/2010	10.35	0.18	0.51	0.69	(0.19)	—	(0.19)
Year ended 12/31/2009	8.26	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

140	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
			Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$10.86	2.94%	$53.9	1.20%	3.02%	1.22%	3.00%	1%
10.55	17.41	47.8	1.20	2.23	1.26	2.17	4
9.19	(12.94)	38.7	1.20	2.17	1.23	2.14	4
10.84	6.59	42.5	1.20	1.62	1.23	1.59	4
10.33	27.79	35.0	1.19	1.86	1.29	1.76	6
8.25	(42.38)	23.6	1.15	2.49	1.28	2.36	8

10.83	2.46	10.6	1.90	2.28	1.92	2.26	1
10.57	16.74	10.3	1.90	1.55	1.96	1.49	4
9.20	(13.54)	9.0	1.90	1.48	1.93	1.45	4
10.84	5.80	10.5	1.90	0.93	1.93	0.90	4
10.34	26.98	9.8	1.89	1.22	2.00	1.11	6
8.26	(42.89)	7.6	1.85	1.79	1.98	1.66	8

10.83	2.85	85.8	1.20	2.98	1.22	2.96	1
10.53	17.43	83.4	1.20	2.25	1.26	2.19	4
9.17	(12.91)	74.1	1.20	2.19	1.23	2.16	4
10.81	6.58	89.5	1.20	1.63	1.23	1.60	4
10.30	27.83	87.7	1.19	1.92	1.30	1.81	6
8.22	(42.55)	72.2	1.15	2.51	1.28	2.38	8

10.86	2.65	16.4	1.60	2.53	1.62	2.51	1
10.58	16.96	17.9	1.60	1.88	1.66	1.82	4
9.21	(13.24)	18.5	1.60	1.80	1.63	1.77	4
10.84	6.12	25.6	1.60	1.25	1.63	1.22	4
10.33	27.30	27.6	1.59	1.53	1.70	1.42	6
8.25	(42.72)	23.3	1.55	2.10	1.68	1.97	8

10.88	2.93	36.8	0.95	3.24	0.97	3.22	1
10.57	17.88	35.0	0.95	2.50	1.01	2.44	4
9.19	(12.72)	30.0	0.95	2.45	0.98	2.42	4
10.84	6.81	35.2	0.95	1.89	0.98	1.86	4
10.33	28.18	32.8	0.94	2.14	1.05	2.03	6
8.24	(42.38)	24.9	0.90	2.75	1.03	2.62	8

10.84	2.65	3.3	1.52	2.62	1.54	2.60	1
10.56	17.13	3.4	1.52	1.98	1.58	1.92	4
9.19	(13.19)	3.1	1.52	1.86	1.55	1.83	4
10.83	6.21	3.6	1.52	1.33	1.55	1.30	4
10.32	27.49	4.2	1.51	1.57	1.62	1.46	6
8.24	(42.69)	3.0	1.47	2.17	1.60	2.04	8

10.83	2.85	5.9	1.32	2.71	1.34	2.69	1
10.53	17.30	6.8	1.32	2.10	1.38	2.04	4
9.17	(13.00)	5.7	1.32	2.08	1.35	2.05	4
10.81	6.39	6.4	1.32	1.49	1.35	1.46	4
10.31	27.75	5.0	1.31	1.76	1.42	1.65	6
8.23	(42.59)	3.8	1.27	2.36	1.40	2.23	8

10.89	2.93	1.9	1.02	3.14	1.04	3.12	1
10.58	17.81	1.9	1.02	2.42	1.08	2.36	4
9.20	(12.77)	1.5	1.02	2.37	1.05	2.34	4
10.85	6.66	1.8	1.02	1.80	1.05	1.77	4
10.35	28.03	1.6	1.01	2.09	1.12	1.98	6
8.26	(42.34)	1.1	0.97	2.68	1.10	2.55	8

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (b)	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2013 (g)	$8.67	$0.03	$0.58	$0.61	$(0.03)	$—	$(0.03)
Year ended 12/31/2012	7.94	0.14	0.73	0.87	(0.14)	—	(0.14)
Year ended 12/31/2011	7.86	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.24	0.12	0.62	0.74	(0.12)	—	(0.12)
Year ended 12/31/2009	6.33	0.14	0.90	1.04	(0.13)	—	(0.13)
Year ended 12/31/2008	9.33	0.26	(2.64)	(2.38)	(0.26)	(0.36)	(0.62)
Class B Shares
Six months ended 06/30/2013 (g)	8.69	—	0.57	0.57	—	—	—
Year ended 12/31/2012	7.95	0.08	0.74	0.82	(0.08)	—	(0.08)
Year ended 12/31/2011	7.87	0.07	0.08	0.15	(0.07)	—	(0.07)
Year ended 12/31/2010	7.25	0.07	0.62	0.69	(0.07)	—	(0.07)
Year ended 12/31/2009	6.34	0.09	0.91	1.00	(0.09)	—	(0.09)
Year ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Legacy Class A Shares
Six months ended 06/30/2013 (g)	8.75	0.03	0.58	0.61	(0.03)	—	(0.03)
Year ended 12/31/2012	8.01	0.14	0.74	0.88	(0.14)	—	(0.14)
Year ended 12/31/2011	7.93	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.30	0.11	0.63	0.74	(0.11)	—	(0.11)
Year ended 12/31/2009	6.38	0.13	0.92	1.05	(0.13)	—	(0.13)
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Legacy Class B Shares
Six months ended 06/30/2013 (g)	8.77	0.02	0.57	0.59	(0.01)	—	(0.01)
Year ended 12/31/2012	8.03	0.10	0.74	0.84	(0.10)	—	(0.10)
Year ended 12/31/2011	7.94	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 12/31/2010	7.31	0.08	0.63	0.71	(0.08)	—	(0.08)
Year ended 12/31/2009	6.39	0.11	0.91	1.02	(0.10)	—	(0.10)
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Institutional Shares
Six months ended 06/30/2013 (g)	8.68	0.05	0.57	0.62	(0.04)	—	(0.04)
Year ended 12/31/2012	7.95	0.16	0.73	0.89	(0.16)	—	(0.16)
Year ended 12/31/2011	7.86	0.15	0.09	0.24	(0.15)	—	(0.15)
Year ended 12/31/2010	7.24	0.13	0.62	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.33	0.15	0.90	1.05	(0.14)	—	(0.14)
Year ended 12/31/2008	9.33	0.28	(2.64)	(2.36)	(0.28)	(0.36)	(0.64)
Class R-1 Shares
Six months ended 06/30/2013 (g)	8.57	0.02	0.57	0.59	(0.02)	—	(0.02)
Year ended 12/31/2012	7.84	0.11	0.73	0.84	(0.11)	—	(0.11)
Year ended 12/31/2011	7.76	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 12/31/2010	7.15	0.08	0.62	0.70	(0.09)	—	(0.09)
Year ended 12/31/2009	6.25	0.11	0.90	1.01	(0.11)	—	(0.11)
Year ended 12/31/2008	9.22	0.23	(2.61)	(2.38)	(0.23)	(0.36)	(0.59)
Class R-2 Shares
Six months ended 06/30/2013 (g)	8.58	0.03	0.57	0.60	(0.03)	—	(0.03)
Year ended 12/31/2012	7.86	0.13	0.72	0.85	(0.13)	—	(0.13)
Year ended 12/31/2011	7.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Year ended 12/31/2010	7.17	0.10	0.62	0.72	(0.11)	—	(0.11)
Year ended 12/31/2009	6.26	0.13	0.90	1.03	(0.12)	—	(0.12)
Year ended 12/31/2008	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Class R-3 Shares
Six months ended 06/30/2013 (g)	8.59	0.04	0.57	0.61	(0.04)	—	(0.04)
Year ended 12/31/2012	7.87	0.15	0.72	0.87	(0.15)	—	(0.15)
Year ended 12/31/2011	7.79	0.14	0.08	0.22	(0.14)	—	(0.14)
Year ended 12/31/2010	7.17	0.12	0.63	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.27	0.14	0.90	1.04	(0.14)	—	(0.14)
Year ended 12/31/2008	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income and distributions represent less than $0.01 per share for Class B shares in 2013.

(c)	Net realized gain distributions represent less than $0.01 per share for all classes in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(g)	Unaudited.

142	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e) (f)	Net investment income (loss) (e)

$9.25	7.07%	$63.7	0.25%	0.77%	0.37%	0.65%	0%
8.67	10.98	52.2	0.25	1.69	0.35	1.59	1
7.94	2.73	40.8	0.25	1.62	0.36	1.51	2
7.86	10.25	34.6	0.25	1.55	0.36	1.44	1
7.24	16.48	21.5	0.25	2.07	0.37	1.95	1
6.33	(25.61)	14.4	0.25	3.12	0.34	3.03	16

9.26	6.59	11.5	0.95	0.07	1.07	(0.05)	0
8.69	10.32	10.4	0.95	0.93	1.05	0.83	1
7.95	2.01	9.3	0.95	0.90	1.06	0.79	2
7.87	9.55	9.1	0.85	0.88	0.96	0.77	1
7.25	15.77	8.2	0.85	1.41	0.97	1.29	1
6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16

9.33	7.00	94.2	0.25	0.77	0.37	0.65	0
8.75	11.00	88.3	0.25	1.62	0.35	1.52	1
8.01	2.68	80.6	0.25	1.60	0.36	1.49	2
7.93	10.27	77.7	0.25	1.48	0.36	1.37	1
7.30	16.47	70.8	0.25	2.00	0.37	1.88	1
6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16

9.35	6.77	23.9	0.65	0.37	0.77	0.25	0
8.77	10.51	24.0	0.65	1.18	0.75	1.08	1
8.03	2.35	25.5	0.65	1.13	0.76	1.02	2
7.94	9.79	31.9	0.65	1.05	0.77	0.93	1
7.31	16.00	34.1	0.65	1.59	0.77	1.47	1
6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16

9.26	7.06	21.7	0.00	1.02	0.12	0.90	0
8.68	11.23	19.7	0.00	1.90	0.10	1.80	1
7.95	3.10	15.8	0.00	1.86	0.11	1.75	2
7.86	10.49	14.6	0.00	1.74	0.11	1.63	1
7.24	16.73	12.2	0.00	2.28	0.12	2.16	1
6.33	(25.40)	9.0	0.00	3.34	0.09	3.25	16

9.14	6.72	2.5	0.57	0.45	0.69	0.33	0
8.57	10.78	2.6	0.57	1.32	0.67	1.22	1
7.84	2.42	2.3	0.57	1.29	0.68	1.18	2
7.76	9.86	2.3	0.57	1.14	0.69	1.02	1
7.15	16.16	2.5	0.57	1.68	0.69	1.56	1
6.25	(25.86)	2.0	0.57	2.78	0.66	2.69	16

9.15	6.96	5.0	0.37	0.65	0.49	0.53	0
8.58	10.82	4.5	0.37	1.48	0.47	1.38	1
7.86	2.63	3.6	0.37	1.46	0.48	1.35	2
7.78	10.04	3.7	0.37	1.31	0.49	1.19	1
7.17	16.51	3.9	0.37	1.91	0.49	1.79	1
6.26	(25.75)	2.9	0.37	2.99	0.46	2.90	16

9.16	7.10	1.3	0.07	0.95	0.19	0.83	0
8.59	11.14	1.3	0.07	1.80	0.17	1.70	1
7.87	2.92	1.2	0.07	1.75	0.18	1.64	2
7.79	10.52	1.1	0.07	1.66	0.18	1.55	1
7.17	16.64	0.9	0.07	2.19	0.19	2.07	1
6.27	(25.46)	0.8	0.07	3.28	0.16	3.19	16

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (c)	$11.78	$0.14	$(0.57)	$(0.43)	$(0.14)	$—	$(0.14)
Year ended 12/31/2012	11.65	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.53	0.87	(0.34)	—	(0.34)
Year ended 12/31/2010	10.88	0.36	0.24	0.60	(0.36)	—	(0.36)
Year ended 12/31/2009	10.29	0.43	0.59	1.02	(0.43)	—	(0.43)
Year ended 12/31/2008	10.52	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Class B Shares
Six months ended 06/30/2013 (c)	11.78	0.12	(0.58)	(0.46)	(0.12)	—	(0.12)
Year ended 12/31/2012	11.65	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.11	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.87	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.28	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Legacy Class A Shares
Six months ended 06/30/2013 (c)	11.79	0.14	(0.57)	(0.43)	(0.14)	—	(0.14)
Year ended 12/31/2012	11.66	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.54	0.88	(0.34)	—	(0.34)
Year ended 12/31/2010	10.89	0.36	0.23	0.59	(0.36)	—	(0.36)
Year ended 12/31/2009	10.30	0.44	0.59	1.03	(0.44)	—	(0.44)
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Legacy Class B Shares
Six months ended 06/30/2013 (c)	11.80	0.12	(0.57)	(0.45)	(0.12)	—	(0.12)
Year ended 12/31/2012	11.67	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.13	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.89	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.30	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Institutional Shares
Six months ended 06/30/2013 (c)	11.78	0.15	(0.57)	(0.42)	(0.15)	—	(0.15)
Year ended 12/31/2012	11.65	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.11	0.37	0.54	0.91	(0.37)	—	(0.37)
Year ended 12/31/2010	10.87	0.39	0.24	0.63	(0.39)	—	(0.39)
Year ended 12/31/2009	10.29	0.46	0.58	1.04	(0.46)	—	(0.46)
Year ended 12/31/2008	10.51	0.49	(0.22)	0.27	(0.49)	—	(0.49)
Class R-1 Shares
Six months ended 06/30/2013 (c)	11.78	0.12	(0.57)	(0.45)	(0.12)	—	(0.12)
Year ended 12/31/2012	11.65	0.27	0.13	0.40	(0.27)	—	(0.27)
Year ended 12/31/2011	11.12	0.30	0.53	0.83	(0.30)	—	(0.30)
Year ended 12/31/2010	10.88	0.33	0.24	0.57	(0.33)	—	(0.33)
Year ended 12/31/2009	10.29	0.40	0.59	0.99	(0.40)	—	(0.40)
Year ended 12/31/2008	10.52	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Class R-2 Shares
Six months ended 06/30/2013 (c)	11.77	0.13	(0.57)	(0.44)	(0.13)	—	(0.13)
Year ended 12/31/2012	11.64	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2011	11.11	0.33	0.53	0.86	(0.33)	—	(0.33)
Year ended 12/31/2010	10.87	0.35	0.24	0.59	(0.35)	—	(0.35)
Year ended 12/31/2009	10.28	0.42	0.59	1.01	(0.42)	—	(0.42)
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Class R-3 Shares
Six months ended 06/30/2013 (c)	11.79	0.15	(0.58)	(0.43)	(0.15)	—	(0.15)
Year ended 12/31/2012	11.66	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.12	0.36	0.54	0.90	(0.36)	—	(0.36)
Year ended 12/31/2010	10.88	0.38	0.24	0.62	(0.38)	—	(0.38)
Year ended 12/31/2009	10.29	0.45	0.59	1.04	(0.45)	—	(0.45)
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

144	See accompanying notes to financial statements.

Net asset value, end of period	Total return (a)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (b)
			Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)

$11.21	(3.68)%	$374.9	0.65%	2.46%	0.65%	2.46%	18%
11.78	3.77	368.6	0.66	2.57	0.66	2.57	8
11.65	7.95	208.9	0.67	2.99	0.67	2.99	8
11.12	5.56	160.5	0.68	3.19	0.68	3.19	16
10.88	10.12	84.6	0.69	4.01	0.69	4.01	11
10.29	2.30	38.5	0.70	4.49	0.70	4.49	6

11.20	(3.95)	12.3	1.05	2.06	1.05	2.06	18
11.78	3.36	12.4	1.06	2.20	1.06	2.20	8
11.65	7.62	10.9	1.07	2.60	1.07	2.60	8
11.11	5.14	9.7	1.08	2.82	1.08	2.82	16
10.87	9.69	8.2	1.09	3.66	1.09	3.66	11
10.28	1.89	6.6	1.10	4.09	1.10	4.09	6

11.22	(3.67)	142.5	0.65	2.46	0.65	2.46	18
11.79	3.77	153.3	0.66	2.60	0.66	2.60	8
11.66	8.05	142.4	0.67	3.00	0.67	3.00	8
11.12	5.46	130.2	0.68	3.23	0.68	3.23	16
10.89	10.12	120.8	0.69	4.08	0.69	4.08	11
10.30	2.30	114.0	0.70	4.48	0.70	4.48	6

11.23	(3.86)	9.2	1.05	2.04	1.05	2.04	18
11.80	3.36	22.8	1.06	2.21	1.06	2.21	8
11.67	7.61	38.1	1.07	2.61	1.07	2.61	8
11.13	5.14	47.3	1.08	2.84	1.08	2.84	16
10.89	9.68	51.9	1.09	3.68	1.09	3.68	11
10.30	1.90	50.7	1.10	4.08	1.10	4.08	6

11.21	(3.65)	179.0	0.40	2.71	0.40	2.71	18
11.78	4.03	175.9	0.41	2.84	0.41	2.84	8
11.65	8.32	140.1	0.42	3.25	0.42	3.25	8
11.11	5.82	124.3	0.43	3.47	0.43	3.47	16
10.87	10.30	105.7	0.44	4.30	0.44	4.30	11
10.29	2.66	74.8	0.45	4.72	0.45	4.72	6

11.21	(3.83)	4.3	0.97	2.14	0.97	2.14	18
11.78	3.44	4.4	0.98	2.28	0.98	2.28	8
11.65	7.61	3.9	0.99	2.68	0.99	2.68	8
11.12	5.22	3.7	1.00	2.92	1.00	2.92	16
10.88	9.77	4.5	1.01	3.75	1.01	3.75	11
10.29	1.98	3.9	1.02	4.18	1.02	4.18	6

11.20	(3.74)	8.2	0.77	2.34	0.77	2.34	18
11.77	3.65	8.6	0.78	2.47	0.78	2.47	8
11.64	7.83	6.7	0.79	2.88	0.79	2.88	8
11.11	5.43	5.9	0.80	3.10	0.80	3.10	16
10.87	10.00	4.9	0.81	3.94	0.81	3.94	11
10.28	2.18	3.7	0.82	4.37	0.82	4.37	6

11.21	(3.67)	2.2	0.47	2.64	0.47	2.64	18
11.79	3.96	2.2	0.48	2.78	0.48	2.78	8
11.66	8.24	1.9	0.49	3.19	0.49	3.19	8
11.12	5.75	1.7	0.50	3.42	0.50	3.42	16
10.88	10.32	1.2	0.51	4.27	0.51	4.27	11
10.29	2.49	1.3	0.52	4.66	0.52	4.66	6

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2013 (d)	$11.95	$0.15	$(0.65)	$(0.50)	$(0.15)	$—	$(0.15)
Year ended 12/31/2012	11.68	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.90	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.13	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.51	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.83	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Class B Shares
Six months ended 06/30/2013 (d)	11.95	0.12	(0.66)	(0.54)	(0.12)	—	(0.12)
Year ended 12/31/2012	11.68	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.89	0.32	0.79	1.11	(0.32)	—	(0.32)
Year ended 12/31/2010	11.13	0.33	(0.23)	0.10	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.50	0.37	0.66	1.03	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2013 (d)	11.93	0.15	(0.65)	(0.50)	(0.15)	—	(0.15)
Year ended 12/31/2012	11.66	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.88	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.11	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.49	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Legacy Class B Shares
Six months ended 06/30/2013 (d)	11.93	0.12	(0.65)	(0.53)	(0.12)	—	(0.12)
Year ended 12/31/2012	11.66	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.88	0.32	0.78	1.10	(0.32)	—	(0.32)
Year ended 12/31/2010	11.11	0.33	(0.22)	0.11	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.49	0.37	0.65	1.02	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2012.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

146	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
			Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$11.30	(4.25)%	$466.4	0.65%	2.53%	0.65%	2.53%	4%
11.95	4.97	453.5	0.66	2.53	0.66	2.53	3
11.68	10.69	211.1	0.68	3.22	0.68	3.22	10
10.90	1.35	159.2	0.68	3.35	0.68	3.35	4
11.13	10.23	91.4	0.70	3.66	0.70	3.66	4
10.51	1.88	30.7	0.70	3.96	0.71	3.95	36

11.29	(4.53)	7.0	1.05	2.13	1.05	2.13	4
11.95	4.55	7.0	1.06	2.16	1.06	2.16	3
11.68	10.35	5.3	1.08	2.83	1.08	2.83	10
10.89	0.86	4.5	1.08	2.97	1.08	2.97	4
11.13	9.91	3.8	1.10	3.34	1.10	3.34	4
10.50	1.48	3.3	1.10	3.55	1.11	3.54	36

11.28	(4.26)	85.5	0.65	2.53	0.65	2.53	4
11.93	4.98	91.6	0.66	2.57	0.66	2.57	3
11.66	10.70	77.7	0.68	3.23	0.68	3.23	10
10.88	1.35	66.2	0.68	3.38	0.68	3.38	4
11.11	10.25	66.9	0.70	3.74	0.70	3.74	4
10.49	1.88	60.1	0.70	3.95	0.71	3.94	36

11.28	(4.45)	1.3	1.05	2.07	1.05	2.07	4
11.93	4.56	16.7	1.06	2.18	1.06	2.18	3
11.66	10.26	25.9	1.08	2.84	1.08	2.84	10
10.88	0.95	25.1	1.08	2.98	1.08	2.98	4
11.11	9.81	26.1	1.10	3.34	1.10	3.34	4
10.49	1.47	24.9	1.10	3.55	1.11	3.54	36

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2013 (f)	$1.00	$—	$—	$—	$—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Class B Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Legacy Class A Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Legacy Class B Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Institutional Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Class R-1 Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Class R-2 Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Class R-3 Shares
Six months ended 06/30/2013 (f)	1.00	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2013, 2012, 2011 and 2010 and all classes in 2009.

(b)	Net investment income and Total return represent less than 0.005% per share for Institutional and Class R-3 shares in 2013, 2012, 2011 and 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for 2013, 2012, 2011, 2010 and 2009 include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 7 under Expense Reduction Agreements.

(f)	Unaudited.

148	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b) (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (d) (e)	Net investment income (b) (d)	Expenses (d)	Net investment income (d)

$1.00	0.00%	$137.5	0.10%	0.00%	0.58%	(0.48)%
1.00	0.00	119.8	0.11	0.00	0.59	(0.48)
1.00	0.00	106.8	0.11	0.00	0.60	(0.49)
1.00	0.00	94.0	0.17	0.00	0.60	(0.43)
1.00	0.04	80.8	0.29	0.04	0.61	(0.28)
1.00	2.02	72.1	0.60	1.89	0.61	1.88

1.00	0.00	3.1	0.10	0.00	0.98	(0.88)
1.00	0.00	3.1	0.11	0.00	0.99	(0.88)
1.00	0.00	3.2	0.11	0.00	1.00	(0.89)
1.00	0.00	3.1	0.17	0.00	1.00	(0.83)
1.00	0.01	3.3	0.32	0.01	1.01	(0.68)
1.00	1.62	3.2	1.00	1.57	1.01	1.56

1.00	0.00	70.2	0.10	0.00	0.58	(0.48)
1.00	0.00	75.4	0.11	0.00	0.59	(0.48)
1.00	0.00	80.5	0.11	0.00	0.60	(0.49)
1.00	0.00	75.0	0.17	0.00	0.60	(0.43)
1.00	0.04	88.8	0.30	0.04	0.61	(0.27)
1.00	2.02	96.3	0.60	1.96	0.61	1.95

1.00	0.00	4.4	0.10	0.00	0.98	(0.88)
1.00	0.00	5.2	0.11	0.00	0.99	(0.88)
1.00	0.00	7.7	0.12	0.00	1.00	(0.88)
1.00	0.00	8.6	0.17	0.00	1.00	(0.83)
1.00	0.01	10.7	0.32	0.01	1.01	(0.68)
1.00	1.62	9.9	1.00	1.52	1.01	1.51

1.00	0.00	57.2	0.10	0.00	0.43	(0.33)
1.00	0.00	59.5	0.11	0.00	0.44	(0.33)
1.00	0.00	52.0	0.11	0.00	0.45	(0.34)
1.00	0.00	40.8	0.17	0.00	0.45	(0.28)
1.00	0.06	38.4	0.28	0.06	0.46	(0.12)
1.00	2.17	32.9	0.45	2.07	0.46	2.06

1.00	0.00	5.2	0.10	0.00	0.90	(0.80)
1.00	0.00	5.6	0.11	0.00	0.91	(0.80)
1.00	0.00	5.6	0.12	0.00	0.92	(0.80)
1.00	0.00	5.9	0.17	0.00	0.92	(0.75)
1.00	0.02	7.0	0.32	0.02	0.93	(0.59)
1.00	1.70	6.1	0.92	1.63	0.93	1.62

1.00	0.00	14.5	0.10	0.00	0.70	(0.60)
1.00	0.00	17.4	0.11	0.00	0.71	(0.60)
1.00	0.00	15.8	0.11	0.00	0.72	(0.61)
1.00	0.00	14.5	0.17	0.00	0.72	(0.55)
1.00	0.03	13.4	0.31	0.03	0.73	(0.39)
1.00	1.90	12.5	0.72	1.85	0.73	1.84

1.00	0.00	2.5	0.10	0.00	0.50	(0.40)
1.00	0.00	2.2	0.11	0.00	0.51	(0.40)
1.00	0.00	2.5	0.11	0.00	0.52	(0.41)
1.00	0.00	3.1	0.17	0.00	0.52	(0.35)
1.00	0.05	1.9	0.28	0.05	0.53	(0.20)
1.00	2.10	1.7	0.52	2.06	0.53	2.05

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (i)	$12.20	$0.07	$(0.08)	$(0.01)	$(0.08)	$—	$(0.08)
Year ended 12/31/2012	11.69	0.17	0.80	0.97	(0.19)	(0.27)	(0.46)
Year ended 12/31/2011	11.51	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.77	0.19	0.76	0.95	(0.19)	(0.02)	(0.21)
Year ended 12/31/2009	9.42	0.25	1.39	1.64	(0.29)	—	(0.29)
Year ended 12/31/2008	11.44	0.32	(2.04)	(1.72)	(0.25)	(0.05)	(0.30)
Class B Shares
Six months ended 06/30/2013 (i)	12.27	0.05	(0.08)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2012	11.75	0.10	0.81	0.91	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.57	0.14	0.18	0.32	(0.14)	—	(0.14)
Year ended 12/31/2010	10.82	0.11	0.77	0.88	(0.11)	(0.02)	(0.13)
Year ended 12/31/2009	9.46	0.18	1.40	1.58	(0.22)	—	(0.22)
Year ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Legacy Class A Shares
Six months ended 06/30/2013 (i)	12.44	0.07	(0.07)	—	(0.08)	—	(0.08)
Year ended 12/31/2012	11.91	0.17	0.81	0.98	(0.18)	(0.27)	(0.45)
Year ended 12/31/2011	11.73	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.96	0.19	0.78	0.97	(0.18)	(0.02)	(0.20)
Year ended 12/31/2009	9.57	0.26	1.42	1.68	(0.29)	—	(0.29)
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Legacy Class B Shares
Six months ended 06/30/2013 (i)	12.49	0.04	(0.07)	(0.03)	(0.05)	—	(0.05)
Year ended 12/31/2012	11.95	0.12	0.81	0.93	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.76	0.18	0.18	0.36	(0.17)	—	(0.17)
Year ended 12/31/2010	10.99	0.14	0.79	0.93	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.60	0.20	1.44	1.64	(0.25)	—	(0.25)
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Institutional Shares
Six months ended 06/30/2013 (i)	12.44	0.09	(0.08)	0.01	(0.09)	—	(0.09)
Year ended 12/31/2012	11.92	0.20	0.80	1.00	(0.21)	(0.27)	(0.48)
Year ended 12/31/2011	11.73	0.25	0.19	0.44	(0.25)	—	(0.25)
Year ended 12/31/2010	10.96	0.22	0.78	1.00	(0.21)	(0.02)	(0.23)
Year ended 12/31/2009	9.58	0.28	1.41	1.69	(0.31)	—	(0.31)
Year ended 12/31/2008	11.63	0.34	(2.07)	(1.73)	(0.27)	(0.05)	(0.32)
Class R-1 Shares
Six months ended 06/30/2013 (i)	12.24	0.05	(0.08)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2012	11.72	0.13	0.80	0.93	(0.14)	(0.27)	(0.41)
Year ended 12/31/2011	11.54	0.18	0.18	0.36	(0.18)	—	(0.18)
Year ended 12/31/2010	10.79	0.15	0.76	0.91	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.43	0.22	1.40	1.62	(0.26)	—	(0.26)
Year ended 12/31/2008	11.46	0.28	(2.05)	(1.77)	(0.21)	(0.05)	(0.26)
Class R-2 Shares
Six months ended 06/30/2013 (i)	12.48	0.06	(0.08)	(0.02)	(0.07)	—	(0.07)
Year ended 12/31/2012	11.94	0.15	0.83	0.98	(0.17)	(0.27)	(0.44)
Year ended 12/31/2011	11.75	0.21	0.19	0.40	(0.21)	—	(0.21)
Year ended 12/31/2010	10.99	0.18	0.77	0.95	(0.17)	(0.02)	(0.19)
Year ended 12/31/2009	9.60	0.24	1.43	1.67	(0.28)	—	(0.28)
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Class R-3 Shares
Six months ended 06/30/2013 (i)	12.43	0.08	(0.08)	—	(0.09)	—	(0.09)
Year ended 12/31/2012	11.90	0.19	0.81	1.00	(0.20)	(0.27)	(0.47)
Year ended 12/31/2011	11.71	0.25	0.18	0.43	(0.24)	—	(0.24)
Year ended 12/31/2010	10.95	0.21	0.77	0.98	(0.20)	(0.02)	(0.22)
Year ended 12/31/2009	9.56	0.26	1.44	1.70	(0.31)	—	(0.31)
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.25% and 1.91%, respectively, for the six months ended June 30, 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Total return represents less than 0.005% per share for Class R-3 Shares in 2013.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction changes described in Note 7 under Expense Reduction Agreements.

150	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c) (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (h)
			Expenses (b) (e) (f)	Net investment income (loss) (b) (e)	Expenses (e) (g)	Net investment income (loss) (e) (g)

$12.11	(0.08)%	$568.6	1.06%	1.13%	1.42%	0.77%	1%
12.20	8.31	483.2	1.14	1.37	1.45	1.06	4
11.69	3.51	352.7	1.17	1.89	1.47	1.59	4
11.51	8.92	266.9	1.17	1.71	1.51	1.37	4
10.77	17.62	191.3	1.21	2.72	1.65	2.28	6
9.42	(15.33)	41.9	1.20	2.97	1.54	2.63	11

12.18	(0.23)	11.9	1.36	0.81	1.72	0.45	1
12.27	7.65	11.4	1.69	0.81	2.00	0.50	4
11.75	2.85	10.3	1.87	1.18	2.17	0.88	4
11.57	8.22	9.5	1.87	0.99	2.21	0.65	4
10.82	16.86	8.2	1.91	1.95	2.38	1.48	6
9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11

12.36	(0.09)	278.3	1.06	1.10	1.42	0.74	1
12.44	8.29	276.9	1.14	1.36	1.45	1.05	4
11.91	3.50	258.3	1.17	1.88	1.47	1.58	4
11.73	9.01	263.0	1.17	1.68	1.51	1.34	4
10.96	17.61	261.1	1.21	2.72	1.66	2.27	6
9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11

12.41	(0.24)	17.5	1.47	0.66	1.82	0.31	1
12.49	7.85	23.2	1.54	0.93	1.85	0.62	4
11.95	3.06	34.6	1.57	1.47	1.87	1.17	4
11.76	8.55	44.4	1.57	1.28	1.91	0.94	4
10.99	17.22	46.0	1.61	2.21	2.05	1.77	6
9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11

12.36	0.11	83.2	0.81	1.36	1.17	1.00	1
12.44	8.47	78.5	0.89	1.62	1.20	1.31	4
11.92	3.78	64.6	0.92	2.14	1.22	1.84	4
11.73	9.29	57.1	0.92	1.94	1.26	1.60	4
10.96	17.90	53.1	0.96	2.94	1.38	2.52	6
9.58	(15.14)	11.2	0.95	3.16	1.29	2.82	11

12.15	(0.24)	6.0	1.38	0.78	1.74	0.42	1
12.24	8.00	5.8	1.46	1.03	1.77	0.72	4
11.72	3.16	5.3	1.49	1.56	1.79	1.26	4
11.54	8.59	5.3	1.49	1.34	1.83	1.00	4
10.79	17.34	6.5	1.53	2.42	2.00	1.95	6
9.43	(15.68)	1.5	1.52	2.60	1.86	2.26	11

12.39	(0.17)	19.0	1.18	0.97	1.54	0.61	1
12.48	8.14	19.1	1.26	1.23	1.57	0.92	4
11.94	3.38	16.6	1.29	1.77	1.59	1.47	4
11.75	8.88	16.5	1.29	1.59	1.63	1.25	4
10.99	17.55	12.1	1.33	2.53	1.76	2.10	6
9.60	(15.50)	2.0	1.32	2.82	1.66	2.48	11

12.34	0.00	1.7	0.88	1.29	1.24	0.93	1
12.43	8.44	1.6	0.96	1.53	1.27	1.22	4
11.90	3.71	1.6	0.99	2.06	1.29	1.76	4
11.71	9.13	1.3	0.99	1.86	1.33	1.52	4
10.95	17.87	1.1	1.02	2.76	1.42	2.36	6
9.56	(15.20)	0.1	1.02	3.14	1.36	2.80	11

(g)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 1.62%, respectively, for the six months ended June 30, 2013.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(i)	Unaudited.

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (h)	$13.91	$0.08	$0.09	$0.17	$—	$—	$—
Year ended 12/31/2012	12.79	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.86	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.81	0.19	1.04	1.23	(0.18)	—	(0.18)
Year ended 12/31/2009	9.85	0.24	1.95	2.19	(0.23)	—	(0.23)
Year ended 12/31/2008	13.65	0.29	(3.80)	(3.51)	(0.24)	(0.05)	(0.29)
Class B Shares
Six months ended 06/30/2013 (h)	13.82	0.03	0.10	0.13	—	—	—
Year ended 12/31/2012	12.72	0.10	1.14	1.24	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.13	(0.08)	0.05	(0.12)	—	(0.12)
Year ended 12/31/2010	11.75	0.10	1.04	1.14	(0.10)	—	(0.10)
Year ended 12/31/2009	9.82	0.17	1.92	2.09	(0.16)	—	(0.16)
Year ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Legacy Class A Shares
Six months ended 06/30/2013 (h)	13.86	0.08	0.09	0.17	—	—	—
Year ended 12/31/2012	12.74	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.81	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.75	0.18	1.05	1.23	(0.17)	—	(0.17)
Year ended 12/31/2009	9.80	0.24	1.93	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Legacy Class B Shares
Six months ended 06/30/2013 (h)	13.88	0.05	0.10	0.15	—	—	—
Year ended 12/31/2012	12.74	0.13	1.15	1.28	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.16	(0.07)	0.09	(0.14)	—	(0.14)
Year ended 12/31/2010	11.74	0.14	1.03	1.17	(0.12)	—	(0.12)
Year ended 12/31/2009	9.79	0.19	1.94	2.13	(0.18)	—	(0.18)
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Institutional Shares
Six months ended 06/30/2013 (h)	13.93	0.10	0.10	0.20	—	—	—
Year ended 12/31/2012	12.81	0.23	1.15	1.38	(0.24)	(0.02)	(0.26)
Year ended 12/31/2011	12.88	0.25	(0.08)	0.17	(0.24)	—	(0.24)
Year ended 12/31/2010	11.81	0.22	1.05	1.27	(0.20)	—	(0.20)
Year ended 12/31/2009	9.85	0.27	1.94	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.65	0.32	(3.81)	(3.49)	(0.26)	(0.05)	(0.31)
Class R-1 Shares
Six months ended 06/30/2013 (h)	13.84	0.06	0.10	0.16	—	—	—
Year ended 12/31/2012	12.73	0.15	1.15	1.30	(0.17)	(0.02)	(0.19)
Year ended 12/31/2011	12.81	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year ended 12/31/2010	11.75	0.14	1.05	1.19	(0.13)	—	(0.13)
Year ended 12/31/2009	9.80	0.21	1.94	2.15	(0.20)	—	(0.20)
Year ended 12/31/2008	13.59	0.26	(3.79)	(3.53)	(0.21)	(0.05)	(0.26)
Class R-2 Shares
Six months ended 06/30/2013 (h)	13.86	0.07	0.09	0.16	—	—	—
Year ended 12/31/2012	12.75	0.18	1.15	1.33	(0.20)	(0.02)	(0.22)
Year ended 12/31/2011	12.82	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year ended 12/31/2010	11.77	0.18	1.03	1.21	(0.16)	—	(0.16)
Year ended 12/31/2009	9.82	0.23	1.94	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Class R-3 Shares
Six months ended 06/30/2013 (h)	13.90	0.10	0.09	0.19	—	—	—
Year ended 12/31/2012	12.76	0.22	1.16	1.38	(0.22)	(0.02)	(0.24)
Year ended 12/31/2011	12.83	0.24	(0.08)	0.16	(0.23)	—	(0.23)
Year ended 12/31/2010	11.77	0.21	1.04	1.25	(0.19)	—	(0.19)
Year ended 12/31/2009	9.81	0.26	1.95	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.22% and 1.97%, respectively, for the six months ended June 30, 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction change described in Note 7 under Expense Reduction Agreements.

152	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$14.08	1.22%	$845.0	1.03%	1.19%	1.41%	0.81%	0%
13.91	10.59	727.4	1.11	1.47	1.45	1.13	5
12.79	1.12	537.2	1.13	1.70	1.45	1.38	5
12.86	10.40	433.6	1.13	1.56	1.48	1.21	4
11.81	22.25	297.0	1.13	2.30	1.48	1.95	6
9.85	(25.75)	182.9	1.13	2.42	1.47	2.08	13

13.95	0.94	30.0	1.73	0.47	2.11	0.09	0
13.82	9.75	28.4	1.81	0.75	2.15	0.41	5
12.72	0.42	24.1	1.83	0.98	2.15	0.66	5
12.79	9.66	21.9	1.83	0.85	2.18	0.50	4
11.75	21.31	17.2	1.83	1.59	2.18	1.24	6
9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13

14.03	1.23	406.0	1.03	1.16	1.41	0.78	0
13.86	10.59	399.0	1.11	1.45	1.45	1.11	5
12.74	1.09	356.9	1.13	1.68	1.45	1.36	5
12.81	10.47	358.8	1.13	1.53	1.48	1.18	4
11.75	22.17	334.4	1.13	2.25	1.48	1.90	6
9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13

14.03	1.08	37.5	1.44	0.70	1.81	0.33	0
13.88	10.11	46.9	1.52	1.00	1.85	0.67	5
12.74	0.71	62.5	1.53	1.26	1.85	0.94	5
12.79	9.96	76.3	1.53	1.12	1.88	0.77	4
11.74	21.76	74.0	1.53	1.86	1.88	1.51	6
9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13

14.13	1.44	155.4	0.78	1.42	1.16	1.04	0
13.93	10.80	145.4	0.86	1.70	1.20	1.36	5
12.81	1.34	125.4	0.88	1.94	1.20	1.62	5
12.88	10.77	114.3	0.88	1.80	1.23	1.45	4
11.81	22.47	91.1	0.88	2.53	1.23	2.18	6
9.85	(25.56)	61.3	0.88	2.61	1.22	2.27	13

14.00	1.16	16.2	1.35	0.82	1.73	0.44	0
13.84	10.16	16.4	1.43	1.14	1.77	0.80	5
12.73	0.77	13.1	1.45	1.35	1.77	1.03	5
12.81	10.10	12.2	1.45	1.17	1.80	0.82	4
11.75	21.90	12.3	1.45	1.97	1.80	1.62	6
9.80	(25.98)	8.5	1.45	2.13	1.79	1.79	13

14.02	1.23	40.4	1.15	1.02	1.53	0.64	0
13.86	10.43	40.8	1.23	1.35	1.57	1.01	5
12.75	0.99	30.4	1.25	1.57	1.57	1.25	5
12.82	10.31	26.9	1.25	1.45	1.60	1.10	4
11.77	22.12	16.5	1.25	2.18	1.60	1.83	6
9.82	(25.81)	9.6	1.25	2.27	1.59	1.93	13

14.09	1.37	3.3	0.85	1.36	1.23	0.98	0
13.90	10.77	2.7	0.94	1.59	1.28	1.25	5
12.76	1.29	2.7	0.95	1.85	1.27	1.53	5
12.83	10.60	2.9	0.95	1.70	1.30	1.35	4
11.77	22.48	2.8	0.95	2.45	1.30	2.10	6
9.81	(25.57)	1.8	0.95	2.56	1.29	2.22	13

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 1.66%, respectively, for the six months ended June 30, 2013.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2013.

(h)	Unaudited.

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (h)	$14.22	$0.09	$0.30	$0.39	$—	$—	$—
Year ended 12/31/2012	12.82	0.21	1.41	1.62	(0.22)	—	(0.22)
Year ended 12/31/2011	13.15	0.20	(0.34)	(0.14)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.95	0.18	1.19	1.37	(0.17)	—	(0.17)
Year ended 12/31/2009	9.70	0.22	2.24	2.46	(0.21)	—	(0.21)
Year ended 12/31/2008	14.49	0.26	(4.80)	(4.54)	(0.21)	(0.04)	(0.25)
Class B Shares
Six months ended 06/30/2013 (h)	14.16	0.04	0.29	0.33	—	—	—
Year ended 12/31/2012	12.77	0.11	1.40	1.51	(0.12)	—	(0.12)
Year ended 12/31/2011	13.10	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)
Year ended 12/31/2010	11.91	0.09	1.18	1.27	(0.08)	—	(0.08)
Year ended 12/31/2009	9.69	0.15	2.21	2.36	(0.14)	—	(0.14)
Year ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Legacy Class A Shares
Six months ended 06/30/2013 (h)	14.23	0.09	0.30	0.39	—	—	—
Year ended 12/31/2012	12.83	0.21	1.40	1.61	(0.21)	—	(0.21)
Year ended 12/31/2011	13.15	0.20	(0.33)	(0.13)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.94	0.17	1.20	1.37	(0.16)	—	(0.16)
Year ended 12/31/2009	9.69	0.21	2.24	2.45	(0.20)	—	(0.20)
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Legacy Class B Shares
Six months ended 06/30/2013 (h)	14.21	0.05	0.30	0.35	—	—	—
Year ended 12/31/2012	12.79	0.15	1.40	1.55	(0.13)	—	(0.13)
Year ended 12/31/2011	13.10	0.14	(0.33)	(0.19)	(0.12)	—	(0.12)
Year ended 12/31/2010	11.89	0.12	1.20	1.32	(0.11)	—	(0.11)
Year ended 12/31/2009	9.66	0.17	2.22	2.39	(0.16)	—	(0.16)
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Institutional Shares
Six months ended 06/30/2013 (h)	14.29	0.11	0.30	0.41	—	—	—
Year ended 12/31/2012	12.88	0.25	1.41	1.66	(0.25)	—	(0.25)
Year ended 12/31/2011	13.21	0.23	(0.34)	(0.11)	(0.22)	—	(0.22)
Year ended 12/31/2010	11.99	0.21	1.20	1.41	(0.19)	—	(0.19)
Year ended 12/31/2009	9.73	0.25	2.24	2.49	(0.23)	—	(0.23)
Year ended 12/31/2008	14.52	0.28	(4.80)	(4.52)	(0.23)	(0.04)	(0.27)
Class R-1 Shares
Six months ended 06/30/2013 (h)	14.16	0.07	0.29	0.36	—	—	—
Year ended 12/31/2012	12.76	0.16	1.41	1.57	(0.17)	—	(0.17)
Year ended 12/31/2011	13.08	0.15	(0.32)	(0.17)	(0.15)	—	(0.15)
Year ended 12/31/2010	11.88	0.13	1.19	1.32	(0.12)	—	(0.12)
Year ended 12/31/2009	9.66	0.19	2.20	2.39	(0.17)	—	(0.17)
Year ended 12/31/2008	14.42	0.22	(4.76)	(4.54)	(0.18)	(0.04)	(0.22)
Class R-2 Shares
Six months ended 06/30/2013 (h)	14.20	0.08	0.29	0.37	—	—	—
Year ended 12/31/2012	12.81	0.20	1.40	1.60	(0.21)	—	(0.21)
Year ended 12/31/2011	13.13	0.19	(0.34)	(0.15)	(0.17)	—	(0.17)
Year ended 12/31/2010	11.94	0.16	1.18	1.34	(0.15)	—	(0.15)
Year ended 12/31/2009	9.69	0.20	2.24	2.44	(0.19)	—	(0.19)
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Class R-3 Shares
Six months ended 06/30/2013 (h)	14.29	0.10	0.30	0.40	—	—	—
Year ended 12/31/2012	12.87	0.23	1.42	1.65	(0.23)	—	(0.23)
Year ended 12/31/2011	13.19	0.22	(0.33)	(0.11)	(0.21)	—	(0.21)
Year ended 12/31/2010	11.98	0.20	1.19	1.39	(0.18)	—	(0.18)
Year ended 12/31/2009	9.71	0.24	2.25	2.49	(0.22)	—	(0.22)
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.20% and 2.04%, respectively, for the six months ended June 30, 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction change described in Note 7 under Expense Reduction Agreements.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.52% and 1.72%, respectively, for the six months ended June 30, 2013.

154	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$14.61	2.74%	$766.0	1.01%	1.26%	1.40%	0.87%	0%
14.22	12.61	657.8	1.10	1.54	1.46	1.18	5
12.82	(1.04)	483.8	1.12	1.52	1.45	1.19	7
13.15	11.42	399.1	1.11	1.45	1.47	1.09	3
11.95	25.31	263.6	1.11	2.10	1.47	1.74	7
9.70	(31.38)	159.9	1.12	2.07	1.46	1.73	13

14.49	2.33	36.6	1.71	0.53	2.10	0.14	0
14.16	11.84	34.4	1.80	0.83	2.16	0.47	5
12.77	(1.74)	28.3	1.82	0.80	2.15	0.47	7
13.10	10.67	26.1	1.81	0.73	2.17	0.37	3
11.91	24.33	20.4	1.81	1.40	2.16	1.05	7
9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13

14.62	2.74	308.8	1.01	1.22	1.40	0.83	0
14.23	12.56	296.6	1.10	1.52	1.46	1.16	5
12.83	(1.00)	258.1	1.11	1.50	1.45	1.16	7
13.15	11.44	260.0	1.11	1.41	1.47	1.05	3
11.94	25.26	238.7	1.11	2.06	1.47	1.70	7
9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13

14.56	2.53	34.3	1.42	0.75	1.80	0.37	0
14.21	12.15	41.5	1.50	1.06	1.85	0.71	5
12.79	(1.44)	50.6	1.51	1.07	1.85	0.73	7
13.10	11.06	60.9	1.51	1.00	1.87	0.64	3
11.89	24.69	58.7	1.51	1.66	1.87	1.30	7
9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13

14.70	2.87	167.9	0.76	1.49	1.15	1.10	0
14.29	12.86	153.5	0.85	1.78	1.21	1.42	5
12.88	(0.82)	125.4	0.87	1.76	1.20	1.43	7
13.21	11.75	114.6	0.86	1.67	1.22	1.31	3
11.99	25.55	92.1	0.86	2.34	1.22	1.98	7
9.73	(31.16)	62.2	0.87	2.25	1.21	1.91	13

14.52	2.54	21.1	1.33	0.92	1.72	0.53	0
14.16	12.32	19.8	1.42	1.19	1.78	0.83	5
12.76	(1.32)	16.3	1.43	1.16	1.77	0.82	7
13.08	11.09	15.9	1.43	1.07	1.79	0.71	3
11.88	24.77	13.9	1.43	1.77	1.79	1.41	7
9.66	(31.55)	8.2	1.44	1.75	1.78	1.41	13

14.57	2.61	37.1	1.14	1.03	1.52	0.65	0
14.20	12.45	40.4	1.22	1.43	1.58	1.07	5
12.81	(1.11)	26.3	1.24	1.41	1.57	1.08	7
13.13	11.32	23.9	1.23	1.34	1.59	0.98	3
11.94	25.09	14.8	1.23	1.96	1.59	1.60	7
9.69	(31.43)	10.3	1.24	1.90	1.58	1.56	13

14.69	2.80	3.9	0.83	1.43	1.22	1.04	0
14.29	12.85	3.5	0.92	1.69	1.28	1.33	5
12.87	(0.85)	2.9	0.93	1.66	1.27	1.32	7
13.19	11.60	3.1	0.93	1.62	1.29	1.26	3
11.98	25.67	2.2	0.93	2.30	1.29	1.94	7
9.71	(31.15)	1.2	0.94	2.29	1.28	1.95	13

(g)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2013.

(h)	Unaudited.

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (h)	$14.46	$0.10	$0.46	$0.56	$—	$—	$—
Year ended 12/31/2012	12.85	0.22	1.62	1.84	(0.23)	—	(0.23)
Year ended 12/31/2011	13.41	0.18	(0.56)	(0.38)	(0.18)	—	(0.18)
Year ended 12/31/2010	12.08	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.20	2.45	2.65	(0.19)	—	(0.19)
Year ended 12/31/2008	15.28	0.22	(5.67)	(5.45)	(0.19)	(0.02)	(0.21)
Class B Shares
Six months ended 06/30/2013 (h)	14.40	0.04	0.46	0.50	—	—	—
Year ended 12/31/2012	12.80	0.12	1.61	1.73	(0.13)	—	(0.13)
Year ended 12/31/2011	13.35	0.09	(0.55)	(0.46)	(0.09)	—	(0.09)
Year ended 12/31/2010	12.04	0.07	1.31	1.38	(0.07)	—	(0.07)
Year ended 12/31/2009	9.60	0.13	2.43	2.56	(0.12)	—	(0.12)
Year ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Legacy Class A Shares
Six months ended 06/30/2013 (h)	14.50	0.10	0.46	0.56	—	—	—
Year ended 12/31/2012	12.88	0.22	1.62	1.84	(0.22)	—	(0.22)
Year ended 12/31/2011	13.42	0.18	(0.55)	(0.37)	(0.17)	—	(0.17)
Year ended 12/31/2010	12.09	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.19	2.46	2.65	(0.18)	—	(0.18)
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Legacy Class B Shares
Six months ended 06/30/2013 (h)	14.50	0.06	0.47	0.53	—	—	—
Year ended 12/31/2012	12.87	0.16	1.62	1.78	(0.15)	—	(0.15)
Year ended 12/31/2011	13.40	0.12	(0.54)	(0.42)	(0.11)	—	(0.11)
Year ended 12/31/2010	12.07	0.11	1.32	1.43	(0.10)	—	(0.10)
Year ended 12/31/2009	9.61	0.15	2.45	2.60	(0.14)	—	(0.14)
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Institutional Shares
Six months ended 06/30/2013 (h)	14.56	0.12	0.46	0.58	—	—	—
Year ended 12/31/2012	12.93	0.26	1.63	1.89	(0.26)	—	(0.26)
Year ended 12/31/2011	13.48	0.22	(0.56)	(0.34)	(0.21)	—	(0.21)
Year ended 12/31/2010	12.15	0.19	1.32	1.51	(0.18)	—	(0.18)
Year ended 12/31/2009	9.66	0.23	2.47	2.70	(0.21)	—	(0.21)
Year ended 12/31/2008	15.34	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Class R-1 Shares
Six months ended 06/30/2013 (h)	14.41	0.07	0.45	0.52	—	—	—
Year ended 12/31/2012	12.80	0.17	1.62	1.79	(0.18)	—	(0.18)
Year ended 12/31/2011	13.34	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year ended 12/31/2010	12.02	0.12	1.31	1.43	(0.11)	—	(0.11)
Year ended 12/31/2009	9.59	0.16	2.42	2.58	(0.15)	—	(0.15)
Year ended 12/31/2008	15.22	0.18	(5.64)	(5.46)	(0.15)	(0.02)	(0.17)
Class R-2 Shares
Six months ended 06/30/2013 (h)	14.46	0.08	0.47	0.55	—	—	—
Year ended 12/31/2012	12.85	0.21	1.61	1.82	(0.21)	—	(0.21)
Year ended 12/31/2011	13.40	0.17	(0.56)	(0.39)	(0.16)	—	(0.16)
Year ended 12/31/2010	12.08	0.15	1.31	1.46	(0.14)	—	(0.14)
Year ended 12/31/2009	9.62	0.19	2.45	2.64	(0.18)	—	(0.18)
Year ended 12/31/2008	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Class R-3 Shares
Six months ended 06/30/2013 (h)	14.70	0.11	0.46	0.57	—	—	—
Year ended 12/31/2012	13.05	0.24	1.65	1.89	(0.24)	—	(0.24)
Year ended 12/31/2011	13.60	0.21	(0.56)	(0.35)	(0.20)	—	(0.20)
Year ended 12/31/2010	12.25	0.19	1.33	1.52	(0.17)	—	(0.17)
Year ended 12/31/2009	9.64	0.23	2.58	2.81	(0.20)	—	(0.20)
Year ended 12/31/2008	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.18% and 2.09%, respectively, for the six months ended June 30, 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction change described in Note 7 under Expense Reduction Agreements.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.51% and 1.76%, respectively, for the six months ended June 30, 2013.

156	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$15.02	3.87%	$471.6	1.00%	1.31%	1.40%	0.91%	1%
14.46	14.29	407.1	1.09	1.60	1.47	1.22	4
12.85	(2.85)	297.6	1.10	1.36	1.46	1.00	8
13.41	12.28	257.8	1.11	1.34	1.48	0.97	4
12.08	27.49	180.5	1.11	1.92	1.47	1.56	6
9.62	(35.68)	112.0	1.13	1.74	1.47	1.40	14

14.90	3.47	36.3	1.70	0.57	2.10	0.17	1
14.40	13.52	34.0	1.79	0.88	2.17	0.50	4
12.80	(3.47)	27.6	1.80	0.65	2.16	0.29	8
13.35	11.47	26.1	1.81	0.61	2.18	0.24	4
12.04	26.66	20.7	1.81	1.22	2.17	0.86	6
9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14

15.06	3.86	221.8	1.00	1.27	1.40	0.87	1
14.50	14.29	210.0	1.09	1.57	1.47	1.19	4
12.88	(2.81)	182.2	1.10	1.34	1.46	0.98	8
13.42	12.30	188.0	1.11	1.29	1.48	0.92	4
12.09	27.55	170.8	1.11	1.88	1.48	1.51	6
9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14

15.03	3.66	29.2	1.40	0.79	1.80	0.39	1
14.50	13.81	33.8	1.49	1.12	1.87	0.74	4
12.87	(3.15)	38.5	1.50	0.92	1.86	0.56	8
13.40	11.81	45.9	1.51	0.88	1.88	0.51	4
12.07	27.03	43.8	1.51	1.47	1.88	1.10	6
9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14

15.14	3.98	191.7	0.75	1.54	1.15	1.14	1
14.56	14.59	170.7	0.84	1.84	1.22	1.46	4
12.93	(2.55)	136.2	0.85	1.60	1.21	1.24	8
13.48	12.43	128.4	0.86	1.57	1.23	1.20	4
12.15	27.92	98.9	0.86	2.17	1.22	1.81	6
9.66	(35.51)	62.9	0.88	1.94	1.22	1.60	14

14.93	3.68	16.2	1.32	0.95	1.72	0.55	1
14.41	13.92	15.3	1.41	1.26	1.79	0.88	4
12.80	(3.08)	12.3	1.42	1.00	1.78	0.64	8
13.34	11.89	12.6	1.43	0.94	1.80	0.57	4
12.02	26.90	11.7	1.43	1.57	1.79	1.21	6
9.59	(35.88)	7.4	1.45	1.40	1.79	1.06	14

15.01	3.80	29.3	1.12	1.09	1.52	0.69	1
14.46	14.15	30.7	1.21	1.47	1.59	1.09	4
12.85	(2.91)	22.9	1.22	1.25	1.58	0.89	8
13.40	12.08	20.7	1.23	1.23	1.60	0.86	4
12.08	27.43	13.5	1.23	1.84	1.59	1.48	6
9.62	(35.76)	8.5	1.25	1.62	1.59	1.28	14

15.27	3.88	3.3	0.82	1.47	1.22	1.07	1
14.70	14.50	3.0	0.91	1.73	1.29	1.35	4
13.05	(2.60)	2.4	0.92	1.51	1.28	1.15	8
13.60	12.41	2.3	0.93	1.50	1.30	1.13	4
12.25	29.18	1.9	0.92	2.14	1.29	1.77	6
9.64	(35.57)	0.9	0.95	1.94	1.30	1.59	14

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2013 (h)	$9.63	$0.07	$0.40	$0.47	$—	$—	$—
Year ended 12/31/2012	8.60	0.15	1.19	1.34	(0.14)	(0.17)	(0.31)
Year ended 12/31/2011	9.39	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.62	0.12	1.00	1.12	(0.08)	(0.27)	(0.35)
Year ended 12/31/2009	6.88	0.14	1.94	2.08	(0.11)	(0.23)	(0.34)
Period ended 12/31/2008 (i)	10.00	0.17	(3.20)	(3.03)	(0.06)	(0.03)	(0.09)
Class R-1 Shares
Six months ended 06/30/2013 (h)	9.66	0.05	0.40	0.45	—	—	—
Year ended 12/31/2012	8.62	0.12	1.20	1.32	(0.11)	(0.17)	(0.28)
Year ended 12/31/2011	9.42	0.08	(0.51)	(0.43)	(0.07)	(0.30)	(0.37)
Year ended 12/31/2010	8.64	0.08	1.02	1.10	(0.05)	(0.27)	(0.32)
Year ended 12/31/2009	6.90	0.11	1.95	2.06	(0.09)	(0.23)	(0.32)
Period ended 12/31/2008 (i)	10.00	0.11	(3.15)	(3.04)	(0.03)	(0.03)	(0.06)
Class R-2 Shares
Six months ended 06/30/2013 (h)	9.66	0.06	0.40	0.46	—	—	—
Year ended 12/31/2012	8.63	0.14	1.19	1.33	(0.13)	(0.17)	(0.30)
Year ended 12/31/2011	9.42	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.65	0.10	1.01	1.11	(0.07)	(0.27)	(0.34)
Year ended 12/31/2009	6.90	0.12	1.96	2.08	(0.10)	(0.23)	(0.33)
Period ended 12/31/2008 (i)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.16%, respectively, for the six months ended June 30, 2013.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction change described in Note 7 under Expense Reduction Agreements.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the BlackRock Cash Funds, BlackRock Commodity Strategies Fund and iShares exchange-traded funds. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 1.82%, respectively, for the six months ended June 30, 2013.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2013 and 2008, respectively.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the Master Portfolio, the period is from commencement of investment operations July 10, 2008.

158	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$10.10	4.88%	$130.9	1.07%	1.30%	1.48%	0.89%	0%
9.63	15.54	104.3	1.14	1.61	1.60	1.15	5
8.60	(4.25)	62.2	1.13	1.23	1.63	0.73	13
9.39	12.98	42.6	1.12	1.32	1.76	0.68	5
8.62	30.25	20.8	1.11	1.87	2.04	0.94	12
6.88	(30.38)	5.0	1.13	2.48	3.45	0.16	0

10.11	4.66	3.8	1.40	0.94	1.80	0.54	0
9.66	15.29	3.5	1.46	1.27	1.92	0.81	5
8.62	(4.61)	2.5	1.45	0.89	1.95	0.39	13
9.42	12.69	1.8	1.44	0.90	2.08	0.26	5
8.64	29.76	1.3	1.43	1.42	2.37	0.48	12
6.90	(30.40)	0.7	1.45	1.33	3.77	0.99	0

10.12	4.76	7.6	1.19	1.15	1.60	0.74	0
9.66	15.37	4.9	1.26	1.52	1.72	1.06	5
8.63	(4.26)	2.9	1.26	1.15	1.74	0.67	13
9.42	12.79	1.7	1.24	1.14	1.89	0.49	5
8.65	30.08	1.0	1.23	1.65	2.18	0.70	12
6.90	(30.34)	0.7	1.25	1.49	3.58	0.84	0

See accompanying notes to financial statements.	159

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2013

LifePath® Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	61%
Equity Funds	37
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	52%
Active Stock Master Portfolio	19
iShares TIPS Bond ETF	9
iShares MSCI EAFE ETF	5
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	3
ACWI ex-US Index Master Portfolio	2
iShares MSCI Emerging Markets ETF	2
BlackRock Cash Funds: Institutional, SL Agency Shares	2
iShares MSCI Canada ETF	1
iShares MSCI EAFE Small-Cap ETF	1

LifePath 2020 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	50%
Fixed Income Funds	46
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	39%
Active Stock Master Portfolio	27
iShares MSCI EAFE ETF	7
iShares TIPS Bond ETF	6
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	3
BlackRock Cash Funds: Institutional, SL Agency Shares	3
iShares MSCI Emerging Markets ETF	3
ACWI ex-US Index Master Portfolio	2
iShares International Developed Real Estate ETF	2
iShares Cohen & Steers REIT ETF	1
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath 2030 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds .	65%
Fixed Income Funds	30
Short-Term Securities .	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	35%
CoreAlpha Bond Master Portfolio	26
iShares MSCI EAFE ETF	9
iShares TIPS Bond ETF	4
BlackRock Cash Funds: Institutional, SL Agency Shares	4
BlackRock Commodity Strategies Fund	4
ACWI ex-US Index Master Portfolio	3
iShares MSCI Emerging Markets ETF	3
iShares International Developed Real Estate ETF	3
Master Small Cap Index Series	3
iShares Cohen & Steers REIT ETF	3
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

The Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Concluded)

as of June 30, 2013

LifePath 2040 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds .	77%
Fixed Income Funds	18
Short-Term Securities .	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	41%
CoreAlpha Bond Master Portfolio	16
iShares MSCI EAFE ETF	11
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares International Developed Real Estate ETF	4
iShares Cohen & Steers REIT ETF	4
iShares MSCI Emerging Markets ETF	4
ACWI ex-US Index Master Portfolio	4
BlackRock Commodity Strategies Fund	4
Master Small Cap Index Series	2
iShares MSCI EAFE Small-Cap ETF	2
iShares TIPS Bond ETF	2
iShares MSCI Canada ETF	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath® 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds .	85%
Fixed Income Funds .	8
Short-Term Securities	7

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio .	46%
ACWI ex-US Index Master Portfolio	11
CoreAlpha Bond Master Portfolio	8
iShares MSCI EAFE ETF	7
BlackRock Cash Funds: Institutional, SL Agency Shares	6
iShares International Developed Real Estate ETF	5
iShares Cohen & Steers REIT ETF	5
BlackRock Commodity Strategies Fund	3
iShares MSCI Emerging Markets ETF	3
iShares MSCI EAFE Small-Cap ETF	2
Master Small Cap Index Series	2
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares MSCI Canada ETF	1

Active Stock Master Portfolio

Ten Largest Holdings	Percent of Long-Term Investments
Google, Inc., Class A	3%
Microsoft Corp.	3
Apple, Inc.	2
JPMorgan Chase & Co.	2
Citigroup, Inc.	2
Comcast Corp, Class A	1
Wells Fargo & Co.	1
AbbVie, Inc.	1
Abbott Laboratories	1
CVS Caremark Corp.	1

Sector Allocation	Percent of Long-Term Investments
Information Technology	21%
Consumer Discretionary	16
Financials	15
Health Care	13
Industrials	12
Energy	9
Consumer Staples	7
Materials	4
Utilities	2
Telecommunication Services	1

For Active Stock Master Portfolio compliance purposes, the Active Stock Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Active Stock Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

The Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the Master Portfolios are regularly monitored and their composition may vary throughout various periods.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 38.0%
Active Stock Master Portfolio	$304,197,458	$304,197,458
ACWI ex-US Index Master Portfolio	$37,967,598	37,967,598
BlackRock Commodity Strategies Fund	5,815,211	51,639,071
iShares Cohen & Steers REIT ETF (b)	28,225	2,275,500
iShares International Developed Real Estate ETF	58,116	1,821,356
iShares MSCI Canada ETF (b)	331,786	8,692,793
iShares MSCI EAFE ETF	1,221,158	70,070,046
iShares MSCI EAFE Small-Cap ETF	334,746	14,039,247
iShares MSCI Emerging Markets ETF (b)	636,776	24,560,450
Master Small Cap Index Series	$68,678,618	68,678,618

		583,942,137
Fixed Income Funds — 61.8%
CoreAlpha Bond Master Portfolio	$812,854,269	812,854,269
iShares Barclays TIPS Bond ETF	1,207,764	135,281,646

		948,135,915

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	31,842,415	$31,842,415
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	5,106,395	5,106,395

		36,948,810
Total Affiliated Investment Companies (Cost — $1,504,550,251*) — 102.2%		1,569,026,862
Liabilities in Excess of Other Assets — (2.2)%		(33,198,681)

Net Assets — 100.0%		$1,535,828,181

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,507,435,162

Gross unrealized appreciation	$89,801,284
Gross unrealized depreciation	(28,209,584)

Net unrealized appreciation	$61,591,700

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$298,793,488	$5,403,970[1]	—	$304,197,458	$304,197,458	$2,604,300	$35,449,386
ACWI ex-US Index Master Portfolio	$27,699,413	$10,268,185[1]	—	$37,967,598	$37,967,598	$602,217	$(67,312)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,529,155	24,313,260[1]	—	31,842,415	$31,842,415	$33,948	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,254,994	3,851,401[1]	—	5,106,395	$5,106,395	$5,072	—
BlackRock Commodity Strategies Fund	5,285,130	530,081	—	5,815,211	$51,639,071	—	—
CoreAlpha Bond Master Portfolio	$778,624,808	$34,229,461[1]	—	$812,854,269	$812,854,269	$9,934,267	$2,168,147
iShares Barclays TIPS Bond ETF	1,074,113	137,369	(3,718)	1,207,764	$135,281,646	$798,751	$50,871
iShares Cohen & Steers REIT ETF	28,264	87	(126)	28,225	$2,275,500	$33,336	$1,216
iShares International Developed Real Estate ETF	91,497	489	(33,870)	58,116	$1,821,356	$38,009	$68,235
iShares MSCI Canada ETF	350,676	—	(18,890)	331,786	$8,692,793	$100,707	$(31,853)
iShares MSCI EAFE ETF	1,310,595	—	(89,437)	1,221,158	$70,070,046	$1,406,168	$672,759
iShares MSCI EAFE Small-Cap ETF	344,187	3,124	(12,565)	334,746	$14,039,247	$189,747	$21,315
iShares MSCI Emerging Markets ETF	662,040	—	(25,264)	636,776	$24,560,450	$313,675	$70,074
Master Small Cap Index Series	$64,132,281	$4,546,337[1]	—	$68,678,618	$68,678,618	$444,094	$2,579,636

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

162	See Notes to Financial Statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to the Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$345,328,919	$1,223,697,943	—	$1,569,026,862

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $35,207,218 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

163 See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 52.4%
Active Stock Master Portfolio	$733,503,102	$733,503,102
ACWI ex-US Index Master Portfolio	$58,178,375	58,178,375
BlackRock Commodity Strategies Fund	10,749,934	95,459,416
iShares Cohen & Steers REIT ETF (b)	445,253	35,896,297
iShares International Developed Real Estate ETF	1,337,259	41,909,697
iShares MSCI Canada ETF (b)	912,331	23,903,072
iShares MSCI EAFE ETF	3,404,848	195,370,178
iShares MSCI EAFE Small-Cap ETF	751,667	31,524,914
iShares MSCI Emerging Markets ETF (b)	1,773,534	68,405,207
Master Small Cap Index Series	$99,630,846	99,630,846

		1,383,781,104
Fixed Income Funds — 47.3%
CoreAlpha Bond Master Portfolio	$1,076,398,163	1,076,398,163
iShares Barclays TIPS Bond ETF	1,541,397	172,651,878

		1,249,050,041

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	90,520,697	$90,520,697
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	14,602,311	14,602,311

		105,123,008
Total Affiliated Investment Companies (Cost — $2,590,318,141*) — 103.7%		2,737,954,153
Liabilities in Excess of Other Assets — (3.7)%		(96,968,812)

Net Assets — 100.0%		$2,640,985,341

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,609,939,869

Gross unrealized appreciation	$206,878,562
Gross unrealized depreciation	(78,864,278)

Net unrealized appreciation	$128,014,284

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$725,539,622	$7,963,480	[1]	—	$733,503,102	$733,503,102	$6,372,915	$86,361,843
ACWI ex-US Index Master Portfolio	$42,040,829	$16,137,546	[1]	—	$58,178,375	$58,178,375	$918,883	$(104,617)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,545,337	71,975,360	[1]	—	90,520,697	$90,520,697	$82,400	—
BlackRock Cash Funds: Prime, SL Agency Shares	4,104,742	10,497,569	[1]	—	14,602,311	$14,602,311	$12,559	—
BlackRock Commodity Strategies Fund	9,023,154	1,726,780		—	10,749,934	$95,459,416	—	—
CoreAlpha Bond Master Portfolio	$997,874,524	$78,523,639	[1]	—	$1,076,398,163	$1,076,398,163	$12,919,408	$1,373,299
iShares Barclays TIPS Bond ETF	1,297,149	247,404		(3,156)	1,541,397	$172,651,878	$993,342	$40,056
iShares Cohen & Steers REIT ETF	450,679	8,688		(14,114)	445,253	$35,896,297	$521,451	$124,447
iShares International Developed Real Estate ETF	1,375,939	10,404		(49,084)	1,337,259	$41,909,697	$876,836	$229,705
iShares MSCI Canada ETF	951,620			(39,289)	912,331	$23,903,072	$276,919	$(159,860)
iShares MSCI EAFE ETF	3,472,019			(67,171)	3,404,848	$195,370,178	$3,920,696	$504,731
iShares MSCI EAFE Small-Cap ETF	772,687	5,834		(26,854)	751,667	$31,524,914	$425,769	$(53,026)
iShares MSCI Emerging Markets ETF	1,801,391			(27,857)	1,773,534	$68,405,207	$873,641	$(41,490)
Master Small Cap Index Series	$91,038,885	$8,591,961	[1]	—	$99,630,846	$99,630,846	$540,959	$3,735,344

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

164	See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to the Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$770,243,667	$1,967,710,486	—	$2,737,954,153

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $100,678,993 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

165 See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 68.1%
Active Stock Master Portfolio	$871,043,303	$871,043,303
ACWI ex-US Index Master Portfolio	$82,420,105	82,420,105
BlackRock Commodity Strategies Fund	10,160,264	90,223,144
iShares Cohen & Steers REIT ETF (b)	829,000	66,833,980
iShares International Developed Real Estate ETF	2,273,401	71,248,387
iShares MSCI Canada ETF (b)	1,079,112	28,272,734
iShares MSCI EAFE ETF	3,973,463	227,997,307
iShares MSCI EAFE Small-Cap ETF	925,960	38,834,763
iShares MSCI Emerging Markets ETF (b)	2,048,044	78,993,057
Master Small Cap Index Series	$69,654,924	69,654,924

		1,625,521,704
Fixed Income Funds — 31.6%
CoreAlpha Bond Master Portfolio	$658,449,900	658,449,900
iShares Barclays TIPS Bond ETF	860,907	96,430,193

		754,880,093

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	93,218,551	$93,218,551
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	15,193,826	15,193,826

		108,412,377
Total Affiliated Investment Companies (Cost — $2,334,855,927*) — 104.2%		2,488,814,174
Liabilities in Excess of Other Assets — (4.2)%		(99,904,097)

Net Assets — 100.0%		$2,388,910,077

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,363,014,087

Gross unrealized appreciation	$222,201,180
Gross unrealized depreciation	(96,401,093)

Net unrealized appreciation	$125,800,087

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$841,283,578	$29,759,725	[1]	—	$871,043,303	$871,043,303	$7,485,350	$99,210,258
ACWI ex-US Index Master Portfolio	$48,830,798	$33,589,307	[1]	—	$82,420,105	$82,420,105	$1,173,054	$(180,953)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,402,527	53,816,024	[1]	—	93,218,551	$93,218,551	$96,030	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,087	5,569,739	[1]	—	15,193,826	$15,193,826	$15,039	—
BlackRock Commodity Strategies Fund	7,981,436	2,178,828		—	10,160,264	$90,223,144	—	—
CoreAlpha Bond Master Portfolio	$593,095,629	$65,354,271	[1]	—	$658,449,900	$658,449,900	$7,760,234	$(66,397)
iShares Barclays TIPS Bond ETF	707,463	153,444		—	860,907	$96,430,193	$546,675	—
iShares Cohen & Steers REIT ETF	750,700	78,300		—	829,000	$66,833,980	$927,989	—
iShares International Developed Real Estate ETF	2,215,546	98,750		(40,895)	2,273,401	$71,248,387	$1,443,861	$211,753
iShares MSCI Canada ETF	1,114,324	—		(35,212)	1,079,112	$28,272,734	$327,542	$(143,156)
iShares MSCI EAFE ETF	4,026,402	—		(52,939)	3,973,463	$227,997,307	$4,575,459	$373,384
iShares MSCI EAFE Small-Cap ETF	889,363	85,725		(49,128)	925,960	$38,834,763	$506,788	$(95,491)
iShares MSCI Emerging Markets ETF	2,093,140	—		(45,096)	2,048,044	$78,993,057	$1,008,864	$(165,476)
Master Small Cap Index Series	$64,557,533	$5,097,391	[1]	—	$69,654,924	$69,654,924	$442,986	$2,698,675

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

166	See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to the Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$807,245,942	$1,681,568,232	—	$2,488,814,174

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $104,757,333 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

167 See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 80.6%
Active Stock Master Portfolio	$793,713,501	$793,713,501
ACWI ex-US Index Master Portfolio	$72,655,841	72,655,841
BlackRock Commodity Strategies Fund	7,973,616	70,805,709
iShares Cohen & Steers REIT ETF	908,392	73,234,563
iShares International Developed Real Estate ETF (b)	2,486,242	77,918,824
iShares MSCI Canada ETF (b)	990,422	25,949,057
iShares MSCI EAFE ETF	3,681,969	211,271,381
iShares MSCI EAFE Small-Cap ETF	851,417	35,708,429
iShares MSCI Emerging Markets ETF (b)	1,890,032	72,898,534
Master Small Cap Index Series	$41,196,000	41,196,000

		1,475,351,839
Fixed Income Funds — 19.0%
CoreAlpha Bond Master Portfolio	$316,355,759	316,355,759

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
iShares Barclays TIPS Bond ETF	281,619	31,544,144

		347,899,903
Short-Term Securities — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	81,600,378	$81,600,378
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	13,406,044	13,406,044

		95,006,422
Total Affiliated Investment Companies (Cost — $1,790,246,259*) — 104.8%		1,918,258,164
Liabilities in Excess of Other Assets — (4.8)%		(87,387,880)

Net Assets — 100.0%		$1,830,870,284

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,819,630,348

Gross unrealized appreciation	$189,439,167
Gross unrealized depreciation	(90,811,351)

Net unrealized appreciation	$98,627,816

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$760,695,544	$33,017,957[1]	—	$793,713,501	$793,713,501	$6,813,993	$89,214,814
ACWI ex-US Index Master Portfolio	$38,541,025	$34,114,816[1]	—	$72,655,841	$72,655,841	$1,007,529	$(175,479)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,972,214	54,628,164[1]	—	81,600,378	$81,600,378	$69,816	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,555,513	6,850,531[1]	—	13,406,044	$13,406,044	$10,980	—
BlackRock Commodity Strategies Fund	6,060,504	1,913,112	—	7,973,616	$70,805,709	—	—
CoreAlpha Bond Master Portfolio	$272,301,743	$44,054,016[1]	—	$316,355,759	$316,355,759	$3,648,072	$(509,973)
iShares Barclays TIPS Bond ETF	238,933	42,686	—	281,619	$31,544,144	$178,356	—
iShares Cohen & Steers REIT ETF	807,851	147,263	(46,722)	908,392	$73,234,563	$975,387	$324,825
iShares International Developed Real Estate ETF	2,340,965	256,907	(111,630)	2,486,242	$77,918,824	$1,527,860	$(280,180)
iShares MSCI Canada ETF	1,023,835	—	(33,413)	990,422	$25,949,057	$300,622	$(135,179)
iShares MSCI EAFE ETF	3,712,248	—	(30,279)	3,681,969	$211,271,381	$4,239,802	$22,795
iShares MSCI EAFE Small-Cap ETF	797,837	79,343	(25,763)	851,417	$35,708,429	$481,918	$(50,148)
iShares MSCI Emerging Markets ETF	1,924,980		(34,948)	1,890,032	$72,898,534	$931,028	$(162,623)
Master Small Cap Index Series	$39,498,574	$1,697,426[1]	—	$41,196,000	$41,196,000	$253,599	$1,650,644

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

168	See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to the Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$694,337,063	$1,223,921,101	—	$1,918,258,164

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $92,431,055 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

169 See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 91.3%
Active Stock Master Portfolio	$162,101,562	$162,101,562
ACWI ex-US Index Master Portfolio	$39,649,458	39,649,458
BlackRock Commodity Strategies Fund	1,434,453	12,737,946
iShares Cohen & Steers REIT ETF (b)	205,447	16,563,137
iShares International Developed Real Estate ETF	564,041	17,677,045
iShares MSCI Canada ETF (b)	128,353	3,362,849
iShares MSCI EAFE ETF	466,584	26,772,590
iShares MSCI EAFE Small-Cap ETF	174,513	7,319,075
iShares MSCI Emerging Markets ETF (b)	243,025	9,373,474
Master Small Cap Index Series	$5,547,568	5,547,568

		301,104,704
Fixed Income Funds — 8.3%
CoreAlpha Bond Master Portfolio	$27,301,286	27,301,286

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value

		27,301,286
Short-Term Securities — 8.1%
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	3,777,411	$3,777,411
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	22,791,461	22,791,461

		26,568,872
Total Affiliated Investment Companies (Cost — $339,037,531*) — 107.7%		354,974,862
Liabilities in Excess of Other Assets — (7.7)%		(25,386,120)

Net Assets — 100.0%		$329,588,742

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$340,373,075

Gross unrealized appreciation	$29,436,984
Gross unrealized depreciation	(14,835,197)

Net unrealized appreciation	$14,601,787

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$136,546,567	$25,554,995[1]	—	$162,101,562	$162,101,562	$1,313,594	$15,281,255
ACWI ex-US Index Master Portfolio	$23,074,195	$16,575,263[1]	—	$39,649,458	$39,649,458	$600,658	$(114,792)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,548,844	19,242,617[1]	—	22,791,461	$22,791,461	$11,371	—
BlackRock Cash Funds: Prime, SL Agency Shares	907,096	2,870,315[1]	—	3,777,411	$3,777,411	$1,781	—
BlackRock Commodity Strategies Fund	969,991	464,462	—	1,434,453	$12,737,946	—	—
CoreAlpha Bond Master Portfolio	$18,868,890	$8,432,396[1]	—	$27,301,286	$27,301,286	$277,686	$(267,199)
iShares Cohen & Steers REIT ETF	154,447	51,000	—	205,447	$16,563,137	$214,263	—
iShares International Developed Real Estate ETF	444,626	119,415	—	564,041	$17,677,045	$336,014	—
iShares MSCI Canada ETF	130,967	—	(2,614)	128,353	$3,362,849	$38,959	$(9,185)
iShares MSCI EAFE ETF	471,857	—	(5,273)	466,584	$26,772,590	$537,273	$(11,420)
iShares MSCI EAFE Small-Cap ETF	134,998	39,515	—	174,513	$7,319,075	$97,183	—
iShares MSCI Emerging Markets ETF	245,849	—	(2,824)	243,025	$9,373,474	$119,714	$(6,040)
Master Small Cap Index Series	$4,938,307	$609,261[1]	—	$5,547,568	$5,547,568	$50,716	$226,053

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

170	See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investment, please refer to Note 2 of the Notes to the Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$120,374,988	$234,599,874	—	$354,974,862

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $26,044,231 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

171 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.4%
The Boeing Co.	183,600	$18,807,984
Exelis, Inc.	185,713	2,560,982
General Dynamics Corp.	36,978	2,896,487
Honeywell International, Inc.	41,980	3,330,693
Northrop Grumman Corp.	146,200	12,105,360
Precision Castparts Corp.	61,203	13,832,490
Raytheon Co.	207,820	13,741,059
Spirit Aerosystems Holdings, Inc., Class A (a)	221,677	4,761,622
TransDigm Group, Inc.	13,842	2,170,010
Triumph Group, Inc. (b)	56,495	4,471,579
United Technologies Corp.	220,653	20,507,490

		99,185,756
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	80,711	3,067,825
Airlines — 0.8%
Delta Air Lines, Inc. (a)	38,710	724,264
United Continental Holdings, Inc. (a)	764,227	23,912,663

		24,636,927
Auto Components — 0.7%
Johnson Controls, Inc.	210,060	7,518,048
Lear Corp. (b)	180,168	10,892,957
TRW Automotive Holdings Corp. (a)	20,000	1,328,800

		19,739,805
Automobiles — 0.2%
Ford Motor Co.	257,220	3,979,193
General Motors Co. (a)	43,200	1,438,992

		5,418,185
Beverages — 1.6%
Beam, Inc.	92,527	5,839,379
Brown-Forman Corp., Class B	609	41,138
The Coca-Cola Co.	535,295	21,470,682
Coca-Cola Enterprises, Inc. (b)	145,328	5,109,733
Diageo Plc	305,500	8,735,422
Dr Pepper Snapple Group, Inc.	68,888	3,164,026
Monster Beverage Corp. (a)	13,160	799,733
PepsiCo Inc.	17,436	1,426,090

		46,586,203
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	29,616	2,731,780
Amgen, Inc. (b)	229,712	22,663,386
Biogen Idec, Inc. (a)	43,274	9,312,565
Celgene Corp. (a)	147,291	17,219,791
Gilead Sciences, Inc. (a)	336,702	17,242,510
Quintiles Transnational Holdings, Inc. (a)	12,472	530,808
Regeneron Pharmaceuticals, Inc. (a)	432	97,148
United Therapeutics Corp. (a)	117,193	7,713,643

		77,511,631
Building Products — 0.0%
Ply Gem Holdings, Inc. (a)	2,722	54,603
Capital Markets — 0.6%
American Capital Ltd. (a)	189,868	2,405,628
The Bank of New York Mellon Corp.	6	168
The Goldman Sachs Group, Inc.	35,070	5,304,337
Morgan Stanley (b)	249,680	6,099,682
Raymond James Financial, Inc.	17,621	757,351
State Street Corp.	22,700	1,480,267

		16,047,433
Chemicals — 1.9%
CF Industries Holdings, Inc.	28,437	4,876,945
Cytec Industries, Inc.	30,454	2,230,756
The Dow Chemical Co.	116,450	3,746,197

Common Stocks	Shares	Value
Chemicals (concluded)
E.I. du Pont de Nemours & Co.	183,100	$9,612,750
Eastman Chemical Co.	86,928	6,085,829
LyondellBasell Industries NV, Class A	108,223	7,170,856
Monsanto Co. (b)	50,192	4,958,970
Olin Corp.	75,140	1,797,349
PPG Industries, Inc.	91,550	13,403,835

		53,883,487
Commercial Banks — 3.1%
BOK Financial Corp. (b)	18,411	1,179,224
Comerica, Inc.	35,788	1,425,436
Fifth Third Bancorp	424,240	7,657,532
KeyCorp	32,300	356,592
Regions Financial Corp.	286,500	2,730,345
SunTrust Banks, Inc. (b)	314,387	9,925,198
US Bancorp	718,373	25,969,184
Wells Fargo & Co.	978,977	40,402,381

		89,645,892
Commercial Services & Supplies — 0.1%
The ADT Corp. (a)(b)	102,513	4,085,143
Communications Equipment — 1.4%
Cisco Systems, Inc.	1,185,801	28,826,822
QUALCOMM, Inc.	190,479	11,634,458

		40,461,280
Computers & Peripherals — 2.8%
Apple, Inc.	149,042	59,032,555
Dell, Inc.	51,967	693,760
EMC Corp.	694,500	16,404,090
Hewlett-Packard Co.	152,588	3,784,182

		79,914,587
Construction & Engineering — 0.3%
KBR, Inc.	233,200	7,579,000
Quanta Services, Inc. (a)	4,846	128,225

		7,707,225
Consumer Finance — 1.9%
American Express Co.	143,990	10,764,693
Capital One Financial Corp.	203,998	12,813,114
Discover Financial Services	677,392	32,270,955

		55,848,762
Containers & Packaging — 0.8%
Crown Holdings, Inc. (a)	65,428	2,691,054
MeadWestvaco Corp.	116,580	3,976,544
Owens-Illinois, Inc. (a)	27,455	762,974
Packaging Corp. of America	350,153	17,143,491

		24,574,063
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)(b)	3,766	66,734
Service Corp. International	272,005	4,904,250

		4,970,984
Diversified Financial Services — 4.6%
Bank of America Corp.	751,060	9,658,632
Citigroup, Inc.	984,482	47,225,601
CME Group, Inc.	61,113	4,643,366
ING US, Inc. (a)	46,501	1,258,317
JPMorgan Chase & Co.	1,044,411	55,134,457
The McGraw-Hill Cos., Inc.	11,369	604,717
Moody’s Corp.	105,935	6,454,619
The NASDAQ OMX Group, Inc.	273,286	8,961,048
NYSE Euronext	10,079	417,271

		134,358,028

172	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc. (b)	264,883	$9,376,858
BCE, Inc.	31,140	1,277,363
Verizon Communications, Inc. (b)	401,031	20,187,901

		30,842,122
Electric Utilities — 0.9%
American Electric Power Co., Inc.	216,405	9,690,616
Duke Energy Corp.	25,896	1,747,980
Edison International	42,560	2,049,689
FirstEnergy Corp.	11,670	435,758
Great Plains Energy, Inc.	23,900	538,706
ITC Holdings Corp.	11,050	1,008,865
N.V. Energy, Inc.	40,253	944,335
NextEra Energy, Inc.	43,040	3,506,899
Northeast Utilities	25,590	1,075,292
PPL Corp.	7,200	217,872
Xcel Energy, Inc. (b)	131,164	3,717,188

		24,933,200
Electrical Equipment — 0.9%
Eaton Corp. Plc	187,820	12,360,434
Rockwell Automation, Inc.	58,400	4,855,376
Roper Industries, Inc.	44,428	5,518,846
Sensata Technologies Holding NV (a)(b)	98,042	3,421,666

		26,156,322
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	247,136	3,516,745
FLIR Systems, Inc. (b)	7,940	214,142

		3,730,887
Energy Equipment & Services — 1.5%
FMC Technologies, Inc. (a)	198,956	11,077,870
Halliburton Co.	51,790	2,160,679
National Oilwell Varco, Inc. (b)	92,972	6,405,771
Oceaneering International, Inc.	144,700	10,447,340
Schlumberger Ltd. (b)	206,701	14,812,193

		44,903,853
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	574,215	32,833,614
The Kroger Co.	199,486	6,890,246
Safeway, Inc. (b)	90,780	2,147,855
Wal-Mart Stores, Inc.	293,925	21,894,473
Walgreen Co.	18,600	822,120

		64,588,308
Food Products — 1.4%
Kraft Foods Group, Inc. (b)	93,180	5,205,966
Mead Johnson Nutrition Co. (b)	138,717	10,990,548
Mondelez International, Inc.	404,815	11,549,372
Pinnacle Foods, Inc.	25,891	625,267
Smithfield Foods, Inc. (a)	5,041	165,093
Tyson Foods, Inc., Class A	68,310	1,754,201
Unilever NV	279,980	11,006,014

		41,296,461
Gas Utilities — 0.1%
UGI Corp.	47,500	1,857,725
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	985,269	34,366,183
Baxter International, Inc.	122,672	8,497,489
Intuitive Surgical, Inc. (a)	13,540	6,859,093
Medtronic, Inc.	165,581	8,522,454
Sirona Dental Systems, Inc. (a)	19,169	1,262,854
St. Jude Medical, Inc.	118,900	5,425,407
Thoratec Corp. (a)	109,851	3,439,435
Zimmer Holdings, Inc.	73,500	5,508,090

		73,881,005

Common Stocks	Shares	Value
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	17,742	$990,536
Cardinal Health, Inc.	104,194	4,917,957
Catamaran Corp. (a)	177,155	8,630,991
Express Scripts Holding Co. (a)	52,026	3,209,484
HCA Holdings, Inc. (b)	161,598	5,827,224
McKesson Corp.	163,605	18,732,772
Patterson Cos., Inc.	8,850	332,760
Quest Diagnostics Inc.	88,230	5,349,385
WellPoint, Inc.	7,481	612,245

		48,603,354
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	200,678	10,621,887
McDonald’s Corp.	49,436	4,894,164
Norwegian Cruise Line Holdings Ltd. (a)	45,868	1,390,259
Starwood Hotels & Resorts Worldwide, Inc.	2	126

		16,906,436
Household Durables — 0.3%
Garmin Ltd.	31,100	1,124,576
Newell Rubbermaid, Inc.	93,800	2,462,250
NVR, Inc. (a)	5,794	5,342,068

		8,928,894
Household Products — 0.8%
Church & Dwight Co., Inc. (b)	30,177	1,862,223
Energizer Holdings, Inc.	67,580	6,792,466
Kimberly-Clark Corp.	33,030	3,208,534
The Procter & Gamble Co.	129,942	10,004,234

		21,867,457
Independent Power Producers & Energy Traders — 0.4%
The AES Corp. (b)	853,532	10,233,849
Industrial Conglomerates — 2.0%
3M Co.	230,100	25,161,435
Danaher Corp.	98,285	6,221,441
General Electric Co.	1,199,433	27,814,851

		59,197,727
Insurance — 3.7%
ACE Ltd.	146,315	13,092,266
Aflac, Inc.	63,292	3,678,531
Allied World Assurance Co. Holdings Ltd.	17,530	1,604,170
The Allstate Corp.	168,454	8,106,007
American International Group, Inc. (a)	187,413	8,377,361
Berkshire Hathaway, Inc., Class B (a)	13,209	1,478,351
CNA Financial Corp.	67,934	2,216,007
Fidelity National Financial, Inc., Class A	94,352	2,246,521
Genworth Financial, Inc., Class A (a)	83,600	953,876
Hartford Financial Services Group, Inc.	229,826	7,106,220
Kemper Corp.	3	103
Lincoln National Corp.	116,762	4,258,310
MetLife, Inc.	188,936	8,645,712
PartnerRe Ltd.	16,400	1,485,184
Prudential Financial, Inc.	290,801	21,237,197
The Travelers Cos., Inc.	233,721	18,678,982
Willis Group Holdings Plc	8,300	338,474
XL Group Plc	171,014	5,185,145

		108,688,417
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	74,142	20,588,492
Expedia, Inc.	172,827	10,395,544
Liberty Ventures, Series A (a)	22,765	1,935,253
priceline.com, Inc. (a)	6,343	5,246,485

		38,165,774
Internet Software & Services — 4.3%
eBay, Inc. (a)	302,447	15,642,559
Equinix, Inc. (a)	32,662	6,033,324

173 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Google, Inc., Class A (a)	95,474	$84,052,445
IAC/InterActiveCorp	11,794	560,923
LinkedIn Corp. (a)	51,983	9,268,569
VeriSign, Inc. (a)	139,508	6,230,427
Yandex NV (a)	145,995	4,033,842

		125,822,089
IT Services — 5.1%
Alliance Data Systems Corp. (a)	114,127	20,660,411
Amdocs Ltd. (b)	82,996	3,078,322
Cognizant Technology Solutions Corp., Class A (a)	45,156	2,827,217
Computer Sciences Corp. (b)	90,343	3,954,313
CoreLogic, Inc. (a)	215,113	4,984,168
DST Systems, Inc.	110,550	7,222,232
Fidelity National Information Services, Inc.	9,349	400,511
Gartner, Inc. (a)	120,960	6,893,510
International Business Machines Corp.	165,144	31,560,670
Lender Processing Services, Inc.	3,151	101,935
MasterCard, Inc., Class A	56,235	32,307,007
Teradata Corp. (a)	216,600	10,879,818
Vantiv Inc., Class A (a)	28,503	786,683
Visa, Inc., Class A	105,200	19,225,300
The Western Union Co.	190,580	3,260,824

		148,142,921
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	1,300	58,279
Mattel, Inc.	85,010	3,851,803

		3,910,082
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	331,200	14,162,112
Life Technologies Corp. (a)	7,137	528,209

		14,690,321
Machinery — 2.0%
CNH Global NV (b)	23,827	992,633
Cummins, Inc.	129,778	14,075,722
Deere & Co.	156,290	12,698,563
Gardner Denver, Inc.	1,788	134,422
Ingersoll-Rand Plc	256,691	14,251,484
Parker Hannifin Corp.	67,475	6,437,115
Stanley Black & Decker, Inc.	10,600	819,380
Valmont Industries, Inc. (b)	35,638	5,099,441
WABCO Holdings, Inc. (a)	55,952	4,179,055

		58,687,815
Marine — 0.1%
Matson, Inc.	79,958	1,998,950
Media — 6.8%
AMC Networks, Inc., Class A (a)	93,528	6,117,666
Comcast Corp, Class A	996,384	41,728,562
Comcast Corp, Special Class A	557,970	22,134,670
DIRECTV (a)	66,486	4,096,867
The Interpublic Group of Cos., Inc.	134,800	1,961,340
Lamar Advertising Co. (a)	100,489	4,361,223
Liberty Global Plc, Class A (a)	166,157	12,308,944
Liberty Global Plc, Series C (a)	1,962	133,196
Liberty Media Corp. (a)	22,074	2,798,100
News Corp, Class A	631,565	20,589,019
Omnicom Group, Inc.	3,300	207,471
Sirius XM Radio, Inc.	3,605,819	12,079,494
Time Warner Cable, Inc.	35,500	3,993,040
Time Warner, Inc.	255,748	14,787,349
Viacom, Inc., Class B	317,007	21,572,326
The Walt Disney Co.	472,363	29,829,723

		198,698,990

Common Stocks	Shares		Value
Metals & Mining — 0.4%
BHP Billiton Ltd.	359,390		$10,310,695
Freeport-McMoRan Copper & Gold, Inc.	—	(c)	6
Southern Copper Corp.	80,652		2,227,608

			12,538,309
Multi-Utilities — 0.4%
Dominion Resources, Inc.	66,850		3,798,417
Public Service Enterprise Group, Inc.	106,620		3,482,209
Sempra Energy	23,430		1,915,637
Wisconsin Energy Corp.	26,330		1,079,267

			10,275,530
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	163,163		8,295,207
J.C. Penney Co., Inc. (a)(b)	3		51
Kohl’s Corp.	36,500		1,843,615
Target Corp.	54,761		3,770,843

			13,909,716
Office Electronics — 0.0%
Xerox Corp.	3,400		30,838
Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	18,584		1,596,923
Apache Corp.	13,400		1,123,322
Cabot Oil & Gas Corp.	49,630		3,524,722
Chevron Corp.	152,243		18,016,437
ConocoPhillips	166,832		10,093,336
EOG Resources, Inc.	46,086		6,068,604
Exxon Mobil Corp.	357,331		32,284,856
Gulfport Energy Corp. (a)	142,167		6,691,801
HollyFrontier Corp.	1,233		52,748
Marathon Oil Corp.	797,688		27,584,051
Marathon Petroleum Corp. (b)	387,364		27,526,086
Occidental Petroleum Corp.	134,330		11,986,266
PBF Energy, Inc.	155,833		4,036,075
Phillips 66	59,775		3,521,345
Royal Dutch Shell Plc	38,900		2,481,820
Spectra Energy Corp.	120,160		4,140,713
Suncor Energy, Inc.	605,910		17,868,286
Total SA	295,900		14,410,330
Valero Energy Corp.	108,600		3,776,022

			196,783,743
Paper & Forest Products — 0.3%
International Paper Co.	206,725		9,159,985
Personal Products — 0.4%
The Estee Lauder Cos., Inc., Class A	164,071		10,790,950
Herbalife Ltd. (b)	3,097		139,798

			10,930,748
Pharmaceuticals — 5.7%
AbbVie, Inc.	855,939		35,384,518
Allergan, Inc.	232,521		19,587,569
AstraZeneca Plc	61,200		2,894,760
Bristol-Myers Squibb Co.	102,050		4,560,615
Eli Lilly & Co.	202,725		9,957,852
Hospira, Inc. (a)	23,500		900,285
Johnson & Johnson (b)	249,091		21,386,953
Merck & Co., Inc.	593,271		27,557,438
Pfizer, Inc.	837,032		23,445,266
Teva Pharmaceutical Industries Ltd.	23,500		921,200
Valeant Pharmaceuticals International, Inc. (a)	81,211		6,990,643
Warner Chilcott Plc, Class A	534,063		10,617,173

			164,204,272
Professional Services — 0.4%
Equifax, Inc. (b)	48,000		2,828,640
Nielsen Holdings NV	104,905		3,523,759

174	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Professional Services (concluded)
Towers Watson & Co., Class A	7,400	$606,356
Verisk Analytics, Inc., Class A (a)	97,774	5,837,108

		12,795,863
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	72,890	5,333,361
CBL & Associates Properties, Inc. (b)	73,404	1,572,314
CommonWealth REIT	65,044	1,503,817
Federal Realty Investment Trust (b)	60,169	6,238,322
HCP, Inc. (b)	91,169	4,142,719
Hospitality Properties Trust	5,131	134,843
Host Hotels & Resorts, Inc. (b)	16,057	270,882
Potlatch Corp.	70,880	2,866,387
Ventas, Inc.	12,158	844,495
Weyerhaeuser Co.	136,850	3,898,856

		26,805,996
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc. (a)	58,976	2,344,296
Jones Lang LaSalle, Inc.	13,600	1,239,504

		3,583,800
Road & Rail — 1.1%
Union Pacific Corp.	202,288	31,208,993
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	325,600	4,854,696
Avago Technologies Ltd.	38,521	1,439,915
Broadcom Corp., Class A	35,200	1,188,352
First Solar, Inc. (a)(b)	33,364	1,492,372
Intel Corp.	538,240	13,036,173
KLA-Tencor Corp.	18,357	1,023,036
LSI Corp. (a)	259,450	1,852,473
Marvell Technology Group Ltd.	38,691	453,072
Maxim Integrated Products, Inc. (b)	96,793	2,688,909
NXP Semiconductor NV (a)	109,875	3,403,927
Teradyne, Inc. (a)	335,500	5,894,735

		37,327,660
Software — 5.2%
Activision Blizzard, Inc.	155,158	2,212,553
Autodesk, Inc. (a)	117,197	3,977,666
BMC Software, Inc. (a)	5,230	236,082
Check Point Software Technologies (a)(b)	39,029	1,938,961
Citrix Systems, Inc. (a)	106,470	6,423,335
Intuit, Inc.	102,605	6,261,983
Microsoft Corp.	2,400,727	82,897,103
Oracle Corp.	1,038,733	31,909,878
Rovi Corp. (a)	49,960	1,141,086
Splunk, Inc. (a)	184,796	8,567,143
Symantec Corp.	190,300	4,276,041
Tableau Software Inc., Class A (a)	909	50,377

		149,892,208

Common Stocks	Shares	Value
Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	162,572	2,968,565
CarMax, Inc. (a)	99,835	4,608,384
CST Brands, Inc. (a)(b)	130,951	4,034,600
Foot Locker, Inc. (b)	110,019	3,864,967
The Home Depot, Inc.	263,233	20,392,661
Lowe’s Cos., Inc.	448,300	18,335,470
Ross Stores, Inc.	360,182	23,343,395
Sears Hometown & Outlet Stores, Inc. (a)(b)	38,133	1,667,175
The TJX Cos., Inc.	327,425	16,390,895
Urban Outfitters, Inc. (a)	3,368	135,461

		95,741,573
Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc. (b)	20,943	$1,195,636
NIKE, Inc., Class B	281,332	17,915,222
Ralph Lauren Corp. (b)	60,003	10,424,921
Under Armour Inc., Class A (a)	100,125	5,978,464
VF Corp.	102,600	19,807,956

		55,322,199
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. (b)	59,730	836,220
Tobacco — 0.7%
Lorillard, Inc. (b)	212,110	9,264,965
Philip Morris International, Inc.	131,725	11,410,019

		20,674,984
Trading Companies & Distributors — 0.3%
Air Lease Corp. (b)	54,972	1,516,678
MRC Global, Inc. (a)	186,029	5,138,121
United Rentals, Inc. (a)	67,909	3,389,338
WESCO International, Inc. (a)	900	61,164

		10,105,301
Water Utilities — 0.4%
American Water Works Co., Inc. (b)	248,119	10,229,946
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp. (a)	22,934	1,660,192
Telephone & Data Systems, Inc.	251,763	6,205,958

		7,866,150
Total Long-Term Investments (Cost — $ 2,629,094,702) — 98.0%		2,844,654,812
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (d)(e)(f)	132,661,544	132,661,544
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (d)(e)(f)	8,794,696	8,794,696
Total Short-Term Securities (Cost — $141,456,240) — 4.9%		141,456,240
Total Investments (Cost — $2,770,550,942*) — 102.9%		2,986,111,052
Liabilities in Excess of Other Assets — (2.9)%		(83,076,484)

Net Assets — 100.0%		$2,903,034,568

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,807,884,388

Gross unrealized appreciation	$268,312,690
Gross unrealized depreciation	(90,086,026)

Net unrealized appreciation	$178,226,664

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.
175 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(c)	Amount is less than 0.500.

(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	138,527,226	(5,865,682)	132,661,544	$104,567
BlackRock Cash Funds: Prime, SL Agency Shares	9,485,001	(690,305)	8,794,696	$6,298

(e)	Represents the current yield as of report date.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2013 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
390	S&P 500 E-Mini Index	Chicago Mercantile	September 2013	$31,186,350	$(106,371)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,825,608,695	$19,046,117	—	$2,844,654,812
Short-Term Securities:
Money Market Funds	141,456,240	—	—	141,456,240

Total	$2,967,064,935	$19,046,117	—	$2,986,111,052

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(106,371)	—	—	$(106,371)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
176	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,861	—	—	$4,861
Foreign currency at value	716	—	—	716
Cash pledged for financial futures contracts	2,366,908	—	—	2,366,908
Liabilities:
Collateral on securities loaned at value	—	$(60,637,052)		(60,637,052)

Total	$2,372,485	$(60,637,052)	—	$(58,264,567)

There were no transfers between levels during the six months ended June 30, 2013.

177 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value — affiliated[1,2]	$1,569,026,862	$2,737,954,153	$2,488,814,174	$1,918,258,164	$354,974,862
Contributions receivable from investors	1,216,709	2,590,661	1,348,625	896,055	427,823
Investments sold receivable	5,205,765	8,358,432	16,437,130	18,383,835	4,412,222
Dividends receivable	2,054,669	6,393,852	7,944,327	7,587,321	1,159,650
Securities lending income receivable	11,514	24,606	25,657	23,338	3,834

Total assets	1,577,515,519	2,755,321,704	2,514,569,913	1,945,148,713	360,978,391

Liabilities
Collateral on securities loaned at value	35,207,218	100,678,993	104,757,333	92,431,055	26,044,231
Investments purchased payable	—	8,599,635	16,235,039	18,586,135	4,906,597
Investment advisory fees payable	81,610	106,181	67,095	32,442	4,782
Professional fees payable	18,141	19,627	19,100	18,432	16,410
Trustees’ fees payable	7,362	12,125	10,435	7,845	1,154
Withdrawals payable to investors	6,373,007	4,919,802	4,570,834	3,202,520	416,475

Total liabilities	41,687,338	114,336,363	125,659,836	114,278,429	31,389,649

Net Assets	$1,535,828,181	$2,640,985,341	$2,388,910,077	$1,830,870,284	$329,588,742

Net Assets Consist of
Investors’ capital	$1,471,351,570	$2,493,349,329	$2,234,951,830	$1,702,858,379	$313,651,411
Net unrealized appreciation/depreciation	64,476,611	147,636,012	153,958,247	128,011,905	15,937,331

Net Assets	$1,535,828,181	$2,640,985,341	$2,388,910,077	$1,830,870,284	$329,588,742

[1] Investments at cost — affiliated	$1,504,550,251	$2,590,318,141	$2,334,855,927	$1,790,246,259	$339,037,531
[2] Securities loaned at value	$34,577,810	$98,239,554	$102,305,099	$90,532,148	$25,426,744
178	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

Active Stock Master Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,844,654,812
Investments at value — affiliated[3]	141,456,240
Cash	4,861
Foreign currency at value (cost — $702)	716
Investments sold receivable	138,557,038
Dividends receivable	3,052,152
Securities lending income receivable	4,800
Interest receivable	5,639
Contributions receivable from investors	90,588,214
Cash pledged for financial futures contracts	2,366,908

Total assets	3,220,691,380

Liabilities
Collateral on securities loaned at value	60,637,052
Investments purchased payable	123,451,301
Withdrawals payable to investors	132,772,557
Variation margin payable	117,550
Investment advisory fees payable	313,953
Administration fees payable	243,845
Professional fees payable	29,099
Trustees’ fees payable	15,012
Foreign taxes payable	76,443

Total liabilities	317,656,812

Net Assets	$2,903,034,568

Net Assets Consist of
Investors’ capital	$2,687,581,389
Net unrealized appreciation/depreciation	215,453,179

Net Assets	$2,903,034,568

[1] Investments at cost — unaffiliated	$2,629,094,702
[2] Securities loaned at value	$59,154,797
[3] Investments at cost — affiliated	$141,456,240
179 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends — affiliated	$2,880,393	$7,888,654	$9,337,178	$8,634,973	$1,343,406
Securities lending — affiliated — net	36,698	90,411	107,310	77,813	12,526
Income — affiliated	2,322	4,548	3,759	2,983	626
Net investment income allocated from the applicable Master Portfolios:
Dividends	3,584,428	7,732,259	9,012,294	8,011,519	1,953,058
Interest	10,000,450	13,019,906	7,849,330	3,711,674	289,596
Expenses	(1,423,216)	(2,280,454)	(1,933,311)	(1,405,616)	(257,925)
Fees waived	25,894	41,744	34,914	25,258	4,066

Total income	15,106,969	26,497,068	24,411,474	19,058,604	3,345,353

Expenses
Investment advisory	2,671,307	4,581,366	4,106,873	3,146,231	534,283
Professional	14,796	16,240	15,765	15,104	13,167
Independent Trustees	22,262	36,985	32,872	25,279	5,061

Total expenses	2,708,365	4,634,591	4,155,510	3,186,614	552,511
Less fees waived by Manager	(2,192,740)	(3,952,461)	(3,706,156)	(2,951,314)	(508,986)

Total expenses after fees waived	515,625	682,130	449,354	235,300	43,525

Net investment income	14,591,344	25,814,938	23,962,120	18,823,304	3,301,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,349	5,122	1,959	1,767	—
Investments — affiliated	852,617	644,563	181,014	(280,510)	(26,645)
Allocations from the applicable Master Portfolios from investments, financial futures contracts, swaps, options and foreign currency transactions	40,129,857	91,365,869	101,661,583	90,180,006	15,125,317

	40,983,823	92,015,554	101,844,556	89,901,263	15,098,672

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	(45,086,155)	(37,450,616)	(32,408,540)	(23,807,390)	(3,611,171)
Allocated from the applicable Master Portfolios from investments, financial futures contracts, swaps, options and foreign currency translations	(6,599,923)	(38,956,438)	(24,812,643)	(12,616,745)	(764,065)

	(51,686,078)	(76,407,054)	(57,221,183)	(36,424,135)	(4,375,236)

Total realized and unrealized gain (loss)	(10,702,255)	15,608,500	44,623,373	53,477,128	10,723,436

Net Increase in Net Assets Resulting from Operations	$3,889,089	$41,423,438	$68,585,493	$72,300,432	$14,025,264

180	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Active Stock Master Portfolio
Investment Income
Dividends	$25,284,041
Foreign taxes withheld	(502,130)
Securities lending — affiliated — net	43,426
Income — affiliated	67,358
Interest-affiliated	81

Total income	24,892,776

Expenses
Investment advisory	3,571,848
Administration	1,467,957
Professional	24,395
Independent Trustees	41,601

Total expenses	5,105,801
Less fees waived by Manager	(1,680,749)

Total expenses after fees waived	3,425,052

Net investment income	21,467,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	325,333,020
Financial futures contracts	2,458,741
Foreign currency transactions	(61,809)

327,729,952

Net change in unrealized appreciation/depreciation on:
Investments	(14,617,089)
Financial futures contracts	(79,165)
Foreign currency translations	(268)

(14,696,522)

Total realized and unrealized gain	313,033,430

Net Increase in Net Assets Resulting from Operations	$334,501,154

181 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$14,591,344	$31,654,087	$25,814,938	$55,887,731
Net realized gain	40,983,823	37,988,999	92,015,554	70,282,877
Net change in unrealized appreciation/depreciation	(51,686,078)	55,122,353	(76,407,054)	135,234,770

Net increase in net assets resulting from operations	3,889,089	124,765,439	41,423,438	261,405,378

Capital Transactions
Proceeds from contributions	121,523,180	203,555,243	164,904,541	280,792,493
Value of withdrawals	(81,159,792)	(223,777,527)	(89,659,072)	(376,464,121)

Net increase (decrease) in net assets derived from capital transactions	40,363,388	(20,222,284)	75,245,469	(95,671,628)

Net Assets
Total increase in net assets	44,252,477	104,543,155	116,668,907	165,733,750
Beginning of period	1,491,575,704	1,387,032,549	2,524,316,434	2,358,582,684

End of period	$1,535,828,181	$1,491,575,704	$2,640,985,341	$2,524,316,434

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$23,962,120	$50,451,841	$18,823,304	$39,418,092
Net realized gain	101,844,556	61,313,076	89,901,263	48,434,526
Net change in unrealized appreciation/depreciation	(57,221,183)	155,165,763	(36,424,135)	137,661,928

Net increase in net assets resulting from operations	68,585,493	266,930,680	72,300,432	225,514,546

Capital Transactions
Proceeds from contributions	152,999,628	257,202,657	106,231,933	182,726,933
Value of withdrawals	(70,119,535)	(300,799,718)	(48,919,212)	(216,740,612)

Net increase (decrease) in net assets derived from capital transactions	82,880,093	(43,597,061)	57,312,721	(34,013,679)

Net Assets
Total increase in net assets	151,465,586	223,333,619	129,613,153	191,500,867
Beginning of period	2,237,444,491	2,014,110,872	1,701,257,131	1,509,756,264

End of period	$2,388,910,077	$2,237,444,491	$1,830,870,284	$1,701,257,131

182	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$3,301,828	$5,493,750
Net realized gain	15,098,672	5,074,837
Net change in unrealized appreciation/depreciation	(4,375,236)	21,179,304

Net increase in net assets resulting from operations	14,025,264	31,747,891

Capital Transactions
Proceeds from contributions	57,146,642	102,543,769
Value of withdrawals	(9,434,411)	(46,527,191)

Net increase in net assets derived from capital transactions	47,712,231	56,016,578

Net Assets
Total increase in net assets	61,737,495	87,764,469
Beginning of period	267,851,247	180,086,778

End of period	$329,588,742	$267,851,247

183 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Active Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$21,467,724	$57,010,755
Net realized gain	327,729,952	210,331,039
Net change in unrealized appreciation/depreciation	(14,696,522)	147,479,020

Net increase in net assets resulting from operations	334,501,154	414,820,814

Capital Transactions
Proceeds from contributions	337,525,153	3,136,934,911
Value of withdrawals	(561,809,256)	(3,476,187,910)

Net decrease in net assets derived from capital transactions	(224,284,103)	(339,252,999)

Net Assets
Total increase in net assets	110,217,051	75,567,815
Beginning of period	2,792,817,517	2,717,249,702

End of period	$2,903,034,568	$2,792,817,517

184	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009		2008
Total Investment Return
Total investment return	0.41%[1]	9.11%	4.46%	9.83%	18.75%		(14.54)%

Ratios to Average Net Assets
Total expenses[2]	0.54%[3,4,5]	0.55%[6,7]	0.55%[8,9]	0.61%	0.59%		0.61%

Total expenses after fees waived[2]	0.25%[3,4,5]	0.28%[6,7]	0.27%[8,9]	0.26%	0.26%		0.27%

Net investment income[10]	1.91%[3,4,5]	2.22%[6,7]	2.77%[8,9]	2.60%	3.61%		3.81%

Supplemental Data
Net assets, end of period (000)	$1,535,828	$1,491,576	$1,387,033	$1,380,141	$1,165,307		$253,604

Portfolio turnover	1%	4%	4%	4%	6%	[11]	11%

[1]	Aggregate total investment return.

[2]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the three years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.00%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.02%.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[11]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.
185 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Total Investment Return
Total investment return	1.63%	[1]	11.49%		1.96%		11.40%	23.21%	(24.92)%

Ratios to Average Net Assets
Total expenses[2]	0.53%	[3,4,5]	0.53%	[6,7]	0.53%	[8,9]	0.59%	0.58%	0.57%

Total expenses after fees waived[2]	0.22%	[3,4,5]	0.25%	[6,7]	0.25%	[8,9]	0.23%	0.23%	0.23%

Net investment income[10]	1.97%	[3,4,5]	2.30%	[6,7]	2.56%	[8,9]	2.45%	3.15%	3.18%

Supplemental Data
Net assets, end of period (000)	$2,640,985		$2,524,316		$2,358,583		$2,343,961	$1,779,673	$1,245,671

Portfolio turnover	0%	[11]	5%		5%		4%	6%	13%

[1]	Aggregate total investment return.

[2]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the three years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.00%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03%.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[11]	Rounds to less than 1%.
186	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Total Investment Return
Total investment return	3.11%	[1]	13.59%		(0.13)%		12.36%	26.27%	(30.53)%

Ratios to Average Net Assets
Total expenses[2]	0.52%	[3,4,5]	0.53%	[6,7]	0.52%	[8,9]	0.57%	0.56%	0.55%

Total expenses after fees waived[2]	0.20%	[3,4,5]	0.23%	[6,7]	0.22%	[8,9]	0.21%	0.20%	0.21%

Net investment income[10]	2.04%	[3,4,5]	2.37%	[6,7]	2.39%	[8,9]	2.34%	2.97%	2.82%

Supplemental Data
Net assets, end of period (000)	$2,388,910		$2,237,444		$2,014,111		$1,972,075	$1,433,256	$952,181

Portfolio turnover	0%	[11]	5%		7%		3%	7%	13%

[1]	Aggregate total investment return.

[2]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the three years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[3]	Annualized

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.00%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04%.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[11]	Rounds to less than 1%.
187 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Total Investment Return
Total investment return	4.22%	[1]	15.23%		(1.88)%		13.21%	28.58%	(34.90)%

Ratios to Average Net Assets
Total expenses[2]	0.51%	[3,4,5]	0.52%	[6,7]	0.52%	[8,9]	0.55%	0.55%	0.53%

Total expenses after fees waived[2]	0.18%	[3,4,5]	0.21%	[6,7]	0.20%	[8,9]	0.19%	0.18%	0.19%

Net investment income[10]	2.09%	[3,4,5]	2.44%	[6,7]	2.24%	[8,9]	2.24%	2.82%	2.52%

Supplemental Data
Net assets, end of period (000)	$1,830,870		$1,701,257		$1,509,756		$1,519,203	$1,133,675	$720,539

Portfolio turnover	1%		4%		8%		4%	6%	14%

[1]	Aggregate total investment return.

[2]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the three years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[3]	Annualized

[4]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.00%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[8]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04%.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

188	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						Period June 30, 2008[1] to December 31, 2008
			2012		2011		2010	2009
Total Investment Return
Total investment return	5.27%	[2]	16.55%		(3.28)%		13.93%	30.85%	(31.93)%	[2]

Ratios to Average Net Assets
Total expenses[3]	0.53%	[4,5,6]	0.54%	[7,8]	0.53%	[9,10]	0.56%	0.59%	1.11%	[4]

Total expenses after fees waived[3]	0.19%	[4,5,6]	0.21%	[7,8]	0.18%	[9,10]	0.17%	0.16%	0.17%	[4]

Net investment income[11]	2.16%	[4,5,6]	2.51%	[7,8]	2.18%	[9,10]	2.31%	2.84%	3.05%	[4]

Supplemental Data
Net assets, end of period (000)	$329,589		$267,851		$180,087		$119,391	$40,164	$6,895

Portfolio turnover	0%	[12]	5%		13%		5%	12%	0%	[12]

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the period ended December 31, 2008, and the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund and iShares exchange-traded funds.

[4]	Annualized

[5]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.00%.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06%.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05%.

[10]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%, although the ratio does include the LifePath Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[11]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[12]	Rounds to less than 1%
189 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	Active Stock Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
Total Investment Return
Total investment return	12.08%[1]	15.55%	2.20%	11.04%	24.86%	(36.65)%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.23%[2]	0.26%	0.27%	0.29%	0.30%	0.32%

Net investment income	1.46%[2]	2.03%	1.70%	1.50%	1.99%	1.96%

Supplemental Data
Net assets, end of period (000)	$2,903,035	$2,792,818	$2,717,250	$2,513,424	$1,838,453	$1,250,987

Portfolio turnover	105%	120%	275%	120%	149%	98%

[1]	Aggregate total investment return.

[2]	Annualized.
190	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath® Retirement Master Portfolio, LifePath 2020 Master Portfolio®, LifePath 2030 Master Portfolio®, LifePath 2040 Master Portfolio®, LifePath® 2050 Master Portfolio and Active Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”).

LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) will each generally invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Porfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series reflects that underlying LifePath Master Portfolio’s proportionate interest in the net assets of that underlying Master Portfolio. As of June 30, 2013, the LifePath Master Portfolios held interests in Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series as follows:

	Active Stock Master Portfolio	ACWI ex-US Index Master Portfolio	CoreAlpha Bond Master Portfolio	Master Small Cap Index Series
LifePath Retirement Master Portfolio	10.48%	6.02%	27.87%	10.40%
LifePath 2020 Master Portfolio	25.27%	11.71%	36.92%	15.09%
LifePath 2030 Master Portfolio	30.00%	12.11%	22.58%	10.55%
LifePath 2040 Master Portfolio	27.34%	8.25%	10.85%	6.24%
LifePath 2050 Master Portfolio	5.58%	2.34%	0.93%	0.84%

2. Significant Accounting Policies:

The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. The market value of the LifePath Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The LifePath Master Portfolios record their proportionate investment in the Underlying Master Portfolios at fair value which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolios’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolios either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Master Portfolio engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divided dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

3. Securities and Other Investments:

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Master Portfolios should have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, a Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral investment, if any, by BlackRock Institutional Trust Co., N.A. (“BTC), for the LifePath Portfolios, and BlackRock Investment Management, LLC (“BIM”), for Active Stock Master Portfolio, is disclosed in the Schedules of Investments. BTC and BIM are each affiliates of BlackRock.

Securities lending transactions are entered into by the Master Portfolios under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Master Portfolios, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the Master Portfolios can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table is a summary of the Master Portfolios’ open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

LifePath Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$6,110,658	$(6,110,658)	—
JP Morgan Securities, Inc.	3,382,702	(3,382,702)	—
UBS Securities LLC	25,084,450	(25,084,450)	—

Total	$34,577,810	$(34,577,810)	—

LifePath 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities, Inc.	$75,505,406	$(75,505,406)	—
Morgan Stanley	4,232,550	(4,232,550)	—
UBS Securities LLC	18,501,598	(18,501,598)	—

Total	$98,239,554	$(98,239,554)	—

LifePath 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$7,697,560	$(7,697,560)	—
Goldman Sachs & Co.	12,101,062	(12,101,062)	—
JP Morgan Securities, Inc.	78,993,057	(78,993,057)	—
UBS Securities LLC	3,513,420	(3,513,420)	—

Total	$102,305,099	$(102,305,099)	—

LifePath 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$3,945,467	$(3,945,467)	—
Deutsche Bank Securities Inc.	3,602,438	(3,602,438)	—
Goldman Sachs & Co.	14,279,000	(14,279,000)	—
JP Morgan Securities, Inc.	39,959,156	(39,959,156)	—
Morgan Stanley	1,565,749	(1,565,749)	—
SG Americas Securities LLC	1,388,520	(1,388,520)	—
UBS Securities LLC	25,791,818	(25,791,818)	—

Total	$90,532,148	$(90,532,148)	—

LifePath 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$3,275,000	$(3,275,000)	—
JP Morgan Securities, Inc.	1,928,500	(1,928,500)	—
Morgan Stanley	806,113	(806,113)	—
SG Americas Securities LLC	12,778,270	(12,778,270)	—
UBS Securities LLC	6,638,861	(6,638,861)	—

Total	$25,426,744	$(25,426,744)	—

Active Stock Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas SA	$4,372	$(4,372)	—
Citigroup Global Markets Inc.	11,918,654	(11,918,654)	—
Credit Suisse Securities (USA) LLC	1,843,088	(1,843,088)	—
Deutsche Bank Securities Inc.	1,036,750	(1,036,750)	—
Goldman Sachs & Co.	25,627,968	(25,627,968)	—
Jefferies LLC	3,515,905	(3,515,905)	—
JP Morgan Securities LLC	4,424,989	(4,424,989)	—
Mizuho Securities USA Inc.	229,373	(229,373)	—
Morgan Stanley	4,058,243	(4,058,243)	—
National Financial Services LLC	971,809	(971,809)	—
State Street Bank & Trust Co.	413,789	(413,789)	—
UBS Securities LLC	5,109,858	(5,109,858)	—

Total	$59,154,798	$(59,154,798)	—

[1]

Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral has been received in connection with securities lending transactions as follows:

LifePath Retirement Master Portfolio	$35,207,218
LifePath 2020 Master Portfolio	$100,678,993
LifePath 2030 Master Portfolio	$104,757,333
LifePath 2040 Master Portfolio	$92,431,055
LifePath 2050 Master Portfolio	$26,044,231
Active Stock Master Portfolio	$60,637,052

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

Active Stock Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of Active Stock Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: Active Stock Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between Active Stock Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, Active Stock Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are

193

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, Active Stock Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by Active Stock Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, Active Stock Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of Active Stock Master Portfolio’s Derivative Financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2013
Liability Derivatives
	Statements of Assets and Liabilities Location	Value
Equity contracts	Net unrealized depreciation[1]	$(106,371)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended June 30, 2013
Net Realized Gain From
Equity contracts
Financial futures contracts	$2,458,741

Net Change in Unrealized Appreciation/ Depreciation on
Equity contracts
Financial futures contracts	$(79,165)

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	372
Average notional value of contracts purchased	$29,384,002

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to Active Stock Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to Active Stock Master Portfolio.

For financial reporting purposes, Active Stock Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays BFA a monthly fee based on a percentage of such Master Portfolio’s average daily net assets. Each LifePath Master Portfolio pays BFA at an annual rate of 0.35% of the average daily net assets of each respective LifePath Master Portfolio. Active Stock Master Portfolio pays BFA a monthly fee based on a percentage of its average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”) (the “Administrator”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BAL is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of Active Stock Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA had contractually agreed to waive investment advisory fees charged to each LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, received by BFA, BAL or previous affiliates, from each affiliated investment company in which the LifePath Master Portfolios invest through April 30, 2014. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2023. The amounts of the waivers, if any, are shown as fees waived by the Manager in the Statements of Operations.

BAL voluntarily agreed to waive a portion of its administration and advisory fees paid by Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% based on the average daily net assets. This arrangement is voluntary and may be terminated by BAL at any time. With respect to the independent expenses discussed above, BAL had contractually agreed to provide an offsetting credit against the administration fees paid by Active Stock Master Portfolio in an amount equal to the independent expenses, through April 30, 2014. The amounts of the waiver and offsetting credits are shown as fees waived by the Manager in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BTC and BIM, as applicable, as the securities lending agents. BTC and BIM may, on behalf of the Master Portfolios, invest cash collateral received by the Master Portfolios for such loans, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC and BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master Portfolios retain 65% of securities lending income and pay a fee to BTC and BIM equal to 35% of such income. The Master Portfolios benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC and BIM bear all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC and BIM do not receive any fees for managing the cash collateral. The share of income earned by each Master Portfolio is shown as securities lending – affiliated – net in the Statements of Operations. For the six months ended June 30, 2013, BTC and BIM received securities lending agent fees related to securities lending activities for the Master Portfolios as follows:

LifePath Retirement Master Portfolio	$20,570
LifePath 2020 Master Portfolio	$50,211
LifePath 2030 Master Portfolio	$59,332
LifePath 2040 Master Portfolio	$43,349
LifePath 2050 Master Portfolio	$7,451
Active Stock Master Portfolio	$23,971

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers or common trustees. For the six months ended June 30, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 of the 1940 Act were as follows:

	Purchases	Sales
Active Stock Master Portfolio	$650,422	$1,372,271

6. Purchases and Sales:

Purchases and sales of investments excluding short-term securities for the six months ended June 30, 2013 were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$21,624,200	$9,107,377
LifePath 2020 Master Portfolio	$46,933,940	$10,686,681
LifePath 2030 Master Portfolio	$52,211,786	$9,835,745
LifePath 2040 Master Portfolio	$47,253,391	$13,175,441
LifePath 2050 Master Portfolio	$14,319,411	$502,274
Active Stock Master Portfolio	$2,983,571,964	$3,151,641,849

7. Bank Borrowings:

MIP, on behalf of the Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which a Master Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Master Portfolios, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master Portfolios did not borrow under the credit agreement during the six months ended June 30, 2013.

8. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of the Master Fund’s series, including LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their interest holders. Among the matters the Board considered were: (a) investment performance of affiliated feeder funds that invest all of their investable assets in the corresponding Master Portfolio (each a “representative feeder fund” and collectively, the “representative feeder funds”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master Portfolios by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each representative feeder fund as compared with a peer group of funds as determined by Lipper1 and the Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) each representative feeder fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. Throughout the year, the Board compared each representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of the pertinent representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio. BlackRock and its affiliates provide the Master Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. The Board noted that each representative feeder fund’s investment results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder

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fund as compared to other funds in the representative feeder fund’s applicable Lipper category and Morningstar Classification. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and representative feeder fun

d, as applicable, throughout the year.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each representative feeder fund.

The Board noted that the representative feeder fund relating to LifePath 2020 Master Portfolio ranked in the third, third and first quartiles against its Morningstar Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the one- and three-year periods compared to its Morningstar Performance Universe. The Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. While the representative feeder fund’s more measured glide path approach has benefited the representative feeder fund over the longer time periods by limiting the downside exposure in 2008, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the one- and three-year periods.

The Board noted that the representative feeder fund relating to LifePath 2030 Master Portfolio ranked in the third, third and second quartiles against its Morningstar Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the one- and three-year periods compared to its Morningstar Performance Universe. The Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. While the representative feeder fund’s more measured glide path approach has benefited the representative feeder fund over the longer time periods by limiting the downside exposure in 2008, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the one- and three-year periods.

The Board noted that the representative feeder fund relating to LifePath 2040 Master Portfolio ranked in the second, third and second quartiles against its Morningstar Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the three-year period and will continue to monitor the representative feeder fund’s performance.

The Board noted that the representative feeder fund relating to LifePath 2050 Master Portfolio ranked in the second, third and fourth quartiles against its Morningstar Performance Universe for the one-year, three-year and since-inception periods reported, respectively. The Board noted the representative feeder fund’s improved performance, relative to its peers, during the one-year period. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the three-year and since-inception periods compared to its Morningstar Performance Universe. The Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. While the representative feeder fund’s more measured glide path approach has benefited the representative feeder fund over the longer time periods by limiting the downside exposure in 2008, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the one- and three-year periods. The large cap equity strategy significantly underperformed in 2010, which contributed to the representative feeder fund’s underperformance during the since-inception period.

The Board noted that the representative feeder fund relating to LifePath Retirement Master Portfolio ranked in the third, second and first quartiles against its Morningstar Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the one-year period and will monitor the representative feeder fund’s performance in the coming year.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of the representative feeder funds for the LifePath 2020, 2030 and 2050 Master Portfolios and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of the Master Portfolios and to improve the performance of the Master Portfolios/representative feeder funds.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios

The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each representative feeder fund’s total net operating expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding representative feeder fund’s Lipper category. The total net operating expense ratio and actual advisory fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board

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reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that LifePath 2020 Master Portfolio’s contractual advisory fee rate ranked two out of four funds relative to the representative feeder fund’s Expense Peers. Since the varying fee structures for fund of funds can limit the value of advisory fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that the representative feeder fund’s total net operating expense ratio ranked in the third quartile relative to the representative feeder fund’s Expense Peers.

The Board noted that LifePath 2030 Master Portfolio’s contractual advisory fee rate ranked two out of four funds relative to the representative feeder fund’s Expense Peers. Since the varying fee structures for fund of funds can limit the value of advisory fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that the representative feeder fund’s total net operating expense ratio ranked in the second quartile relative to the representative feeder fund’s Expense Peers.

The Board noted that LifePath 2040 Master Portfolio’s contractual advisory fee rate ranked two out of four funds relative to the corresponding representative feeder fund’s Expense Peers. Since the varying fee structures for fund of funds can limit the value of advisory fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that the representative feeder fund’s total net operating expense ratio ranked in the third quartile relative to the representative feeder fund’s Expense Peers.

The Board noted that LifePath 2050 Master Portfolio’s contractual advisory fee rate ranked three out of four funds relative to the corresponding representative feeder fund’s Expense Peers. Since the varying fee structures for fund of funds can limit the value of advisory fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that the representative feeder fund’s total net operating expense ratio ranked in the second quartile relative to the representative feeder fund’s Expense Peers.

The Board noted that LifePath Retirement Master Portfolio’s contractual advisory fee rate ranked two out of two funds relative to the corresponding representative feeder fund’s Expense Peers. Since the varying fee structures for fund of funds can limit the value of advisory fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that the representative feeder fund’s total net operating expense ratio ranked in the fourth quartile relative to the representative feeder fund’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive its advisory fee at the Master Portfolio level in an amount equal to the advisory and administration fees, if any, received by it or its affiliates from funds in which the Master Portfolios invest, and that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolios for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolios’ independent registered public accounting firm.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and

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risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Portfolio’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Portfolio by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that the Portfolio ranked in the third, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the one- and five-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, a large overweight in the information technology sector and significant underweights in the consumer discretionary and financials

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sectors had an overall negative impact on results. An overweight to the industrials in the value strategies (i.e., the Basic Value strategy and Equity Dividend strategy) also detracted from relative performance, as the sector struggled due to slowing growth in emerging markets and fears of an economic hard landing in China. The underperformance during the one-year period was driven by the positioning of the underlying strategies during this period, with the Equity Dividend strategy being the largest detractor due to its low beta, which had a significant drag on performance during last year’s overall positive market environment.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers The Board also compared the Portfolio’s total net operating expense ratio, as well as actual advisory fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual advisory fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio’s contractual advisory fee rate ranked in the first quartile relative to the Portfolio’s Expense Peers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Portfolio’s independent registered public accounting firm.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the

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investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to the Portfolio, for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

205

MASTER PORTFOLIO INFORMATION

as of June 30, 2013

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
US Government Sponsored Agency Securities	44%
Corporate Bonds	24
US Treasury Obligations	15
Asset-Backed Securities	11
Non-Agency Mortgage-Backed Securities	4
Foreign Agency Obligations	1
Taxable Municipal Bonds	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	68%
AA/Aa	5
A	15
BBB/Baa	10
BB/Ba	1
CCC/Caa	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which were deemed AAA/Aaa by the investment advisor.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Access Group, Inc. (a): Series 2005-1, Class A2, 0.38%, 3/23/20	USD	4,057	$4,039,924
Series 2005-A, Class A2, 0.50%, 4/27/26		3,014	2,985,827
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.55%, 8/25/35 (a)		3,047	2,800,470
Ally Auto Receivables Trust 2009-B, Series 2009-B, Class B, 3.67%, 3/16/15 (b)		2,039	2,061,761
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15		2,371	2,426,071
Series 2010-1, Class D, 6.65%, 7/17/17		1,500	1,573,461
Series 2010-4, Class D, 4.20%, 11/08/16		2,600	2,700,326
Series 2011-1, Class C, 2.85%, 8/08/16		5,100	5,207,840
Series 2011-1, Class D, 4.26%, 2/08/17		3,895	4,073,870
Series 2011-2, Class D, 4.00%, 5/08/17		1,700	1,765,753
Series 2011-3, Class C, 2.86%, 1/09/17		1,900	1,950,360
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2, 0.39%, 8/25/35 (a)		322	314,913
Asset-Backed Funding Corp. Certificates (a):
Series 2005-HE2, Class M1, 0.91%, 6/25/35		154	154,255
Series 2005-OPT1, Class A1SS, 0.44%, 7/25/35		106	105,716
BA Credit Card Trust (a):
Series 2006-C5, Class C5, 0.59%, 1/15/16		5,805	5,802,295
Series 2008-C5, Class C5, 4.94%, 3/15/16		8,400	8,505,487
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.44%, 11/25/37 (a)		815	799,395
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3, 2.44%, 7/15/16 (a)		1,100	1,102,439
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.31%, 2/25/37 (a)		367	365,896
CFC LLC, Series 2013-1A, Class A, 1.65%, 7/17/17 (b)		3,809	3,796,460
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30		281	281,510

Asset-Backed Securities	Par (000)	Value
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.44%, 10/25/37 (a)(b)	USD 12,308	$12,253,367
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, 0.34%, 3/25/37 (a)	964	961,696
Countrywide Asset-Backed Certificates:
Series 2005-4, Class MV1, 0.65%, 10/25/35 (a)	1,728	1,725,535
Series 2005-14, Class 3A2, 0.43%, 4/25/36 (a)	1,349	1,340,429
Series 2005-8, Class M1, 0.66%, 12/25/35 (a)	3,700	3,589,355
Series 2006-20, Class 2A2, 0.31%, 4/25/47 (a)	79	78,550
Series 2006-22, Class 2A2, 0.30%, 5/25/47 (a)	37	37,303
Series 2006-25, Class 2A2, 0.31%, 6/25/47 (a)	1,810	1,797,765
Series 2007-4, Class A1B, 5.81%, 2/25/27	19	18,874
Series 2007-12, Class 2A1, 0.54%, 8/25/47 (a)	929	925,005
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)	1,720	1,803,385
DT Auto Owner Trust, Series 2011-2A, Class C, 3.05%, 2/16/16 (b)	285	285,520
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.19%, 5/26/37 (a)(b)	967	966,564
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17 (b)	4,423	4,400,123
First Franklin Mortgage Loan Asset-Backed Certificates (a):
Series 2004-FF10, Class A3, 0.73%, 9/25/34	108	107,785
Series 2005-FF4, Class M1, 0.62%, 5/25/35	1,958	1,919,124
Series 2005-FF10, Class A4, 0.51%, 11/25/35	1,408	1,353,232
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18 (b)	3,880	3,859,251
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2013-T1, Class A1, 0.90%, 1/15/44	12,200	12,157,300
Series 2013-T1, Class B1, 1.25%, 1/15/44	1,900	1,896,390
Series 2013-T2, Class A2, 1.15%, 5/16/44	5,200	5,187,780

Portfolio Abbreviations
To simplify the listings of portfolio holdings in
the Schedule of Investments, the names
and descriptions of some of many of the securities
and currencies have been abbreviated according to the following list.	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	BRL	Brazilian Real	MXN	Mexican Peso
	CAD	Canadian Dollar	NOK	Norwegian Kroner
	CZK	Czech Koruna	NZD	New Zealand Dollar
	EUR	Euro	PLN	Polish Zloty
	EURIBOR	Euro Interbank Offered Rate	RUB	Russian Ruble
	GBP	British Pound	SEK	Swedish Krona
	GO	General Obligation	SGD	Singapore Dollar
	HUF	Hungarian Forint	TRY	Turkish Lira
	INR	Indian Rupee	USD	US Dollar
	JPY	Japanese Yen	ZAR	South African Rand
	KRW	South Korean Won
207 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Series 2013-T2, Class C2, 1.84%, 5/16/44	USD	1,000	$999,700
Series 2013-T2, Class D2, 2.39%, 5/16/44		750	749,775
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.37%, 3/25/22 (a)		11,189	11,129,351
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.30%, 7/25/36 (a)		424	423,828
Keycorp Student Loan Trust (a):
Series 2005-A, Class 2A3, 0.51%, 9/28/26		4,612	4,555,185
Series 2006-A, Class 2A3, 0.47%, 6/27/29		13,952	13,713,303
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1.02%, 6/25/35 (a)		1,372	1,325,667
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.37%, 12/25/35 (a)		1,631	1,620,480
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.53%, 6/25/27		3,917	3,821,356
Series 2005-1, Class A3, 0.33%, 10/26/26		2,375	2,350,571
Series 2005-2, Class A3, 0.38%, 2/25/28		6,263	6,098,469
Series 2005-3, Class A3, 0.43%, 7/25/28		5,453	5,291,661
Series 2006-1, Class A3, 0.38%, 5/25/26		1,347	1,312,564
Series 2006-2, Class A2, 0.34%, 7/25/26		9,988	9,681,147
Series 2007-4, Class A2A3, 3.70%, 12/26/25		3,775	3,769,111
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)		1,650	1,634,325
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)		16,100	16,099,903
New Century Home Equity Loan Trust, Series 2005-3, Class A2D, 0.57%, 7/25/35 (a)		1,680	1,676,169
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.57%, 8/25/35 (a)		5,018	4,840,852
RAAC Series, Series 2006-SP3, Class A2, 0.36%, 8/25/36 (a)		2,021	2,014,689
RASC Trust, Series 2005-AHL3, Class A2, 0.43%, 11/25/35 (a)		4,106	3,989,442
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class M1, 0.69%, 6/25/35 (a)		4,300	4,216,872
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class D, 3.15%, 8/15/16		2,181	2,197,293
Series 2011-WO, Class C, 3.19%, 10/15/15		11,600	11,794,636
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		1,225	1,257,273
Series 2010-3, Class C, 3.06%, 11/15/17		4,310	4,413,367

Asset-Backed Securities	Par (000)	Value
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	USD 13,159	$13,314,846
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,063,035
Series 2011-1, Class D, 4.01%, 2/15/17	14,720	15,237,437
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,169,256
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,033,294
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	3,561	3,569,387
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)	40	40,375
Series 2011-S2A, Class D, 3.35%, 6/15/17 (b)	599	601,784
Series 2012-2, Class B, 2.09%, 8/15/16	2,900	2,935,331
Series 2012-4, Class B, 1.83%, 3/15/17	1,300	1,312,727
SLC Student Loan Trust, Series 2009-AA, Class A, 4.75%, 6/15/33 (a)(b)	10,358	9,681,614
SLM Private Credit Student Loan Trust, Series 2003-A, Class A2, 0.71%, 9/15/20 (a)	13,832	13,621,682
SLM Private Education Loan Trust (a)(b):
Series 2012-A, Class A1, 1.59%, 8/15/25	951	961,207
Series 2013-B, Class A1, 0.84%, 7/15/22	11,528	11,489,861
SLM Student Loan Trust (a):
Series 2004-A, Class A2, 0.47%, 3/16/20	8,354	8,240,431
Series 2004-B, Class A2, 0.47%, 6/15/21	1,203	1,179,507
Series 2005-A, Class A2, 0.41%, 12/15/20	2,948	2,926,419
Series 2006-B, Class A3, 0.41%, 12/15/22	1,218	1,213,473
Series 2006-C, Class A3, 0.40%, 6/15/21	7,892	7,829,609
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	2,896	2,904,727
Series 2009-CT, Class 2A, 2.04%, 4/15/39 (b)	3,763	3,766,254
Series 2009-D, Class A, 3.50%, 8/17/43 (b)	12,263	11,588,080
Series 2010-A, Class 1A, 3.20%, 5/16/44 (b)	4,721	4,893,791
Series 2011-A, Class A1, 1.19%, 10/15/24 (b)	14,194	14,244,672
Series 2011-B, Class A1, 1.04%, 12/16/24 (b)	783	783,733
Series 2012-B, Class A1, 1.29%, 12/15/21 (b)	6,299	6,327,777
Series 2012-D, Class A1, 1.24%, 6/15/23 (b)	1,344	1,347,576
Series 2012-E, Class A1, 0.94%, 10/16/23 (b)	7,407	7,412,413
Series 2013-A, Class A1, 0.79%, 8/15/22 (b)	8,085	8,036,180
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36	26	25,810
Series 2006-5, Class 2A2, 0.40%, 6/25/37 (a)(b)	5,408	4,996,303

208	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Westlake Automobile Receivables Trust, Series 2011-1A, Class B, 2.60%, 10/15/14 (b)	USD 2,010	$2,013,650
Total Asset-Backed Securities — 13.4%		403,217,592
Corporate Bonds
Aerospace & Defense — 0.4%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,320,406
4.75%, 7/15/20	1,600	1,678,091
4.95%, 2/15/21 (c)	1,115	1,177,296
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,640,958
4.85%, 9/15/41	2,000	1,952,684
4.07%, 12/15/42	1,592	1,390,004
Precision Castparts Corp., 2.50%, 1/15/23	1,225	1,143,646
Raytheon Co., 4.70%, 12/15/41	2,100	2,097,646

		12,400,731
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	422,992
Auto Components — 0.0%
Lear Corp., 4.75%, 1/15/23 (b)(c)	1,000	950,000
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	7,400	6,908,625
Bottling Group Llc, 5.13%, 1/15/19	1,100	1,252,449
Diageo Capital Plc, 0.63%, 4/29/16	2,800	2,773,607
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,077,888
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	1,250	1,301,453
PepsiCo, Inc.:
2.75%, 3/01/23	3,400	3,216,998
4.88%, 11/01/40	1,000	1,020,959
3.60%, 8/13/42	2,000	1,698,768

		20,250,747
Biotechnology — 0.6%
Amgen, Inc., 2.30%, 6/15/16	3,240	3,327,357
Biogen Idec, Inc., 6.88%, 3/01/18	5,328	6,336,324
Celgene Corp.:
3.95%, 10/15/20	4,000	4,143,796
3.25%, 8/15/22	1,900	1,801,998
Genentech, Inc., 4.75%, 7/15/15	625	674,267
Gilead Sciences, Inc., 3.05%, 12/01/16	1,400	1,479,828

		17,763,570
Capital Markets — 1.9%
The Bank of New York Mellon Corp.:
0.70%, 3/04/16	4,600	4,552,404
4.50%, 12/31/49 (a)	1,264	1,188,160
The Bear Stearns Cos., Inc:
5.70%, 11/15/14	800	852,234
6.40%, 10/02/17	2,500	2,883,613
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14 (c)	1,400	1,435,172

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	USD 3,700	$4,139,708
6.15%, 4/01/18	1,500	1,690,260
7.50%, 2/15/19	1,200	1,425,089
5.75%, 1/24/22	1,400	1,544,218
3.63%, 1/22/23 (c)	10,200	9,759,085
6.75%, 10/01/37	3,400	3,482,838
6.25%, 2/01/41	3,050	3,449,501
Morgan Stanley:
2.88%, 7/28/14	3,400	3,462,798
6.00%, 4/28/15	1,400	1,501,030
1.75%, 2/25/16 (c)	3,000	2,972,007
6.25%, 8/28/17	1,500	1,672,638
5.63%, 9/23/19	3,000	3,224,493
3.75%, 2/25/23	7,500	7,172,122
4.10%, 5/22/23	2,900	2,679,365

		59,086,735
Chemicals — 0.4%
Ecolab, Inc., 1.00%, 8/09/15	2,900	2,896,862
LyondellBasell Industries NV, 6.00%, 11/15/21	4,800	5,393,789
RPM International, Inc., 6.13%, 10/15/19	2,453	2,817,300

		11,107,951
Commercial Banks — 1.1%
ANZ New Zealand Int’l Ltd/London, 1.13%, 3/24/16 (b)	2,500	2,480,475
Bank of Nova Scotia, 0.95%, 3/15/16	4,200	4,180,571
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,434,010
Fifth Third Bank/Cincinnati OH, 0.90%, 2/26/16	2,900	2,860,334
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,808,752
HSBC Holdings Plc, 6.50%, 9/15/37	1,700	1,889,871
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	911,273
Royal Bank of Canada, 0.85%, 3/08/16	4,600	4,576,080
US Bancorp, 2.20%, 11/15/16	4,000	4,102,988
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,162,015

		30,406,369
Commercial Services & Supplies — 0.0%
Catholic Health Initiatives, 4.35%, 11/01/42	1,600	1,457,075
Communications Equipment — 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,805,324
Computers & Peripherals — 0.4%
Apple, Inc., 2.40%, 5/03/23	4,400	4,080,842
EMC Corp., 2.65%, 6/01/20	4,500	4,436,005
Hewlett-Packard Co., 4.75%, 6/02/14	2,900	2,990,782

		11,507,629

209 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Consumer Finance — 0.4%
American Express Co., 2.65%, 12/02/22	USD 5,520	$5,096,710
American Express Credit Co., 2.75%, 9/15/15	2,600	2,696,884
Caterpillar Financial Services Corp., 0.70%, 2/26/16	3,600	3,566,782

		11,360,376
Containers & Packaging — 0.1%
Rock-Tenn Co.:
4.45%, 3/01/19 (c)	1,750	1,852,834
4.90%, 3/01/22	1,900	1,958,273

		3,811,107
Diversified Financial Services — 3.4%
American Express Credit Corp., 2.38%, 3/24/17 (c)	3,000	3,062,643
Associates Corp. of North America, 6.95%, 11/01/18	964	1,141,666
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,510,382
3.70%, 9/01/15	1,000	1,042,415
3.75%, 7/12/16	2,400	2,515,879
5.49%, 3/15/19	1,500	1,617,360
5.70%, 1/24/22	3,500	3,885,157
3.30%, 1/11/23	11,200	10,585,646
5.88%, 2/07/42	750	838,508
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,410,339
6.38%, 8/12/14	1,400	1,477,392
4.45%, 1/10/17	4,200	4,497,318
6.13%, 11/21/17	1,000	1,136,549
8.50%, 5/22/19	1,600	2,016,043
3.38%, 3/01/23 (c)	2,600	2,487,196
3.50%, 5/15/23	2,700	2,424,956
6.13%, 8/25/36	800	783,271
8.13%, 7/15/39	3,300	4,358,439
5.88%, 1/30/42	350	385,103
Ford Motor Credit Co. LLC:
3.88%, 1/15/15	2,900	2,989,158
1.70%, 5/09/16	2,800	2,754,318
5.88%, 8/02/21	3,800	4,142,950
4.25%, 9/20/22 (c)	3,200	3,145,171
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,049,478
4.38%, 9/16/20	4,000	4,234,480
4.63%, 1/07/21	1,600	1,709,453
6.75%, 3/15/32	500	599,513
6.88%, 1/10/39	1,000	1,232,401
Jefferies Group LLC, 5.13%, 1/20/23 (c)	940	932,752
JPMorgan Chase & Co.:
1.13%, 2/26/16 (c)	4,500	4,433,931
2.00%, 8/15/17	4,100	4,069,029
3.25%, 9/23/22	2,600	2,468,445
3.20%, 1/25/23 (c)	10,900	10,347,446
3.38%, 5/01/23	1,800	1,676,088
5.60%, 7/15/41	1,000	1,076,154
5.15%, 12/31/49 (a)	1,825	1,738,312
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	550	633,008
6.11%, 1/29/37	1,300	1,279,672

		101,688,021
Diversified Telecommunication Services — 1.3%
Alltel Corp., 7.00%, 3/15/16	2,500	2,866,420
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,288,203
3.00%, 2/15/22	11,700	11,243,957

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
6.55%, 2/15/39	USD 2,000	$2,296,520
5.35%, 9/01/40	1,231	1,245,574
5.55%, 8/15/41	5,000	5,206,025
4.35%, 6/15/45	2,632	2,289,916
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	4,250	4,007,563
Embarq Corp., 8.00%, 6/01/36	1,000	1,055,146
Lynx I Corp., 5.38%, 4/15/21 (b)	1,225	1,231,125
Verizon Communications, Inc.:
8.75%, 11/01/18	1,300	1,694,342
6.90%, 4/15/38	900	1,106,325
7.35%, 4/01/39	1,700	2,192,905
4.75%, 11/01/41	2,100	1,997,278

		39,721,299
Electric Utilities — 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,064,448
5.88%, 2/01/33	3,500	4,153,758
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,148,514
5.05%, 9/15/19	2,000	2,238,386
Florida Power Corp., 3.85%, 11/15/42	2,500	2,185,995
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,603,869
Mississippi Power Co., 4.25%, 3/15/42	1,700	1,533,730
Nisource Finance Corp., 4.80%, 2/15/44	1,125	1,018,685
Northern States Power Co., 5.25%, 7/15/35	2,500	2,746,618
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,733,625
3.25%, 9/15/21 (c)	2,900	2,900,276
3.75%, 8/15/42	3,000	2,589,966
PacifiCorp:
5.50%, 1/15/19	1,300	1,510,376
6.25%, 10/15/37	1,000	1,216,837
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,443,768
4.40%, 1/15/21	3,700	3,929,319
3.15%, 4/01/22	950	909,980
The Southern Co., 4.15%, 5/15/14	900	927,762
Tampa Electric Co., 2.60%, 9/15/22	2,000	1,855,178
Xcel Energy, Inc., 0.75%, 5/09/16	3,200	3,151,411

		48,862,501
Electrical Equipment — 0.3%
Eaton Corp., 0.95%, 11/02/15 (b)	3,000	2,988,144
Roper Industries, Inc.:
2.05%, 10/01/18	3,500	3,432,758
6.25%, 9/01/19	1,500	1,745,468

		8,166,370
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,357,040
Energy Equipment & Services — 0.0%
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	900	805,604

210	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.5%
CVS Caremark Corp., 6.13%, 8/15/16	USD 2,300	$2,623,109
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	4,400	4,270,125
5.63%, 4/01/40	3,500	4,038,408
5.63%, 4/15/41	3,800	4,395,897

		15,327,539
Food Products — 0.6%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	2,916,024
The Hershey Co., 4.13%, 12/01/20	1,550	1,681,349
Kellogg Co.:
4.45%, 5/30/16	100	108,380
3.25%, 5/21/18 (c)	1,550	1,623,281
Kraft Foods Group, Inc., 5.38%, 2/10/20	1,885	2,126,233
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	4,939,573
Mondelez International, Inc.:
4.13%, 2/09/16	2,000	2,137,896
5.38%, 2/10/20	1,715	1,923,637

		17,456,373
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,620,367
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc., 1.85%, 6/15/18	1,650	1,636,637
Covidien International Finance SA:
4.20%, 6/15/20	1,700	1,818,478
3.20%, 6/15/22	6,600	6,509,719
2.95%, 6/15/23	4,400	4,159,461
St. Jude Medical, Inc., 3.25%, 4/15/23	2,600	2,451,693

		16,575,988
Health Care Providers & Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	3,500	3,223,455
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,006,365
3.50%, 11/15/21	6,250	6,294,787
Cardinal Health, Inc., 1.70%, 3/15/18	2,200	2,134,515
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18 (c)	3,550	3,705,313
Express Scripts, Inc., 3.13%, 5/15/16	3,000	3,119,568
Humana, Inc., 6.45%, 6/01/16	4,100	4,645,234
McKesson Corp., 1.40%, 3/15/18	4,500	4,343,440
UnitedHealth Group, Inc., 4.70%, 2/15/21	3,100	3,394,844
WellPoint, Inc., 5.25%, 1/15/16	2,890	3,159,582

		35,027,103
Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc., 2.60%, 5/15/18	1,200	1,174,519
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,250,911
4.88%, 7/15/40	1,600	1,704,446
3.70%, 2/15/42	1,800	1,599,469

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Wyndham Worldwide Corp.:
4.25%, 3/01/22	USD 1,550	$1,509,551
3.90%, 3/01/23	1,550	1,476,735
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,127,874
5.30%, 9/15/19	2,241	2,505,967
6.88%, 11/15/37	2,100	2,511,348

		15,860,820
Household Durables — 0.1%
MDC Holdings, Inc., 6.00%, 1/15/43	2,150	1,997,090
Mohawk Industries, Inc., 3.85%, 2/01/23	1,655	1,588,285
Tupperware Brands Corp., 4.75%, 6/01/21	750	760,673

		4,346,048
Household Products — 0.1%
Kimberly-Clark Corp.:
2.40%, 3/01/22	1,250	1,185,950
6.63%, 8/01/37	2,000	2,611,332

		3,797,282
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,509,507
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	515,070
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,183,946
Southern Power Co., 5.15%, 9/15/41	1,000	1,013,811

		6,222,334
Industrial Conglomerates — 0.0%
General Electric Co., 4.13%, 10/09/42	1,200	1,116,594
Insurance — 0.8%
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,391,623
8.18%, 5/15/68 (a)	500	610,000
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	2,400	2,425,524
3.00%, 2/11/23 (c)	3,500	3,369,790
Fidelity National Financial, Inc., 5.50%, 9/01/22	1,225	1,298,289
Markel Corp.:
5.35%, 6/01/21	1,300	1,402,580
3.63%, 3/30/23 (c)	1,300	1,237,822
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	439,188
4.80%, 7/15/21	1,600	1,726,187
Principal Financial Group, Inc., 3.30%, 9/15/22	800	777,144
Protective Life Corp., 8.45%, 10/15/39	800	1,027,225
Prudential Financial, Inc., 4.75%, 9/17/15	3,900	4,196,661
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,721,766
XL Group Ltd., 5.75%, 10/01/21 (c)	1,400	1,584,365

		24,208,164
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	2,600	2,514,548

211 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services — 0.1%
eBay, Inc., 2.60%, 7/15/22	USD 850	$791,923
VeriSign, Inc., 4.63%, 5/01/23 (b)	1,325	1,285,250

		2,077,173
IT Services — 0.5%
Fiserv, Inc., 3.50%, 10/01/22	4,000	3,796,492
International Business Machines Corp.:
2.00%, 1/05/16 (c)	8,600	8,822,129
7.63%, 10/15/18	2,050	2,608,486
5.60%, 11/30/39	88	101,266

		15,328,373
Leisure Equipment & Products — 0.2%
Mattel, Inc.:
2.50%, 11/01/16	750	773,156
5.45%, 11/01/41	1,800	1,853,010
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (c)	3,654	3,580,920

		6,207,086
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,124,338
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,644,938
3.20%, 3/01/16	2,800	2,906,237

		7,675,513
Machinery — 0.2%
Case New Holland, Inc., 7.75%, 9/01/13	2,829	2,846,681
Danaher Corp., 2.30%, 6/23/16	450	465,288
Dover Corp., 4.30%, 3/01/21	2,400	2,600,386
Flowserve Corp., 3.50%, 9/15/22	550	528,236
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19 (b)	400	394,591

		6,835,182
Media — 0.9%
Comcast Corp.:
5.70%, 5/15/18	2,450	2,855,615
3.13%, 7/15/22	2,550	2,484,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	3,600	3,737,426
DISH DBS Corp.:
7.88%, 9/01/19 (c)	2,700	3,024,000
6.75%, 6/01/21	1,200	1,275,000
NBCUniversal Enterprise, Inc. (b):
1.97%, 4/15/19	2,700	2,627,794
5.25%, 12/31/49	2,200	2,196,150
NBCUniversal Media LLC, 6.40%, 4/30/40	500	597,957
News America, Inc.:
4.50%, 2/15/21	2,500	2,678,195
6.15%, 2/15/41	1,600	1,776,758
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,392,902
Thomson Reuters Corp., 0.88%, 5/23/16	1,600	1,584,181
Viacom, Inc., 4.38%, 9/15/14	1,300	1,355,345

		28,585,857

Corporate Bonds	Par (000)	Value
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	USD 2,000	$1,896,752
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	944,313
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	582,178

		3,423,243
Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	2,400	2,293,034
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,809,561
4.45%, 3/15/21	2,100	2,266,167
4.05%, 9/15/42	1,700	1,491,806
SCANA Corp., 4.13%, 2/01/22	500	492,065

		11,352,633
Multiline Retail — 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,270,295
7.00%, 1/15/38	600	790,454

		2,060,749
Oil, Gas & Consumable Fuels — 2.5%
BP Capital Markets Plc:
3.13%, 10/01/15	700	731,617
3.20%, 3/11/16	1,500	1,576,098
3.56%, 11/01/21	1,900	1,905,755
Buckeye Partners LP:
4.88%, 2/01/21	550	563,163
4.15%, 7/01/23	3,100	3,016,130
Chevron Corp.:
2.43%, 6/24/20	1,050	1,044,016
2.36%, 12/05/22	4,200	3,949,848
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18	875	836,951
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	570,243
DCP Midstream Operating LP, 3.25%, 10/01/15	2,000	2,072,788
Encana Corp., 6.50%, 5/15/19	400	468,614
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,092,725
9.00%, 4/15/19	373	474,539
Enterprise Products Operating LLC:
3.20%, 2/01/16	3,000	3,149,151
5.20%, 9/01/20	500	559,511
5.75%, 3/01/35	1,500	1,596,840
5.95%, 2/01/41	900	980,512
4.45%, 2/15/43	2,100	1,864,086
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,379,166
6.80%, 9/15/37	1,000	1,209,793
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,340,490
Marathon Oil Corp., 0.90%, 11/01/15	1,300	1,292,785
Marathon Petroleum Corp., 6.50%, 3/01/41	2,374	2,711,298
ONEOK Partners LP, 3.38%, 10/01/22 (c)	1,900	1,746,727
Petrobras Global Finance BV, 4.38%, 5/20/23	3,200	2,935,494
Petrobras International Finance Co.:
5.38%, 1/27/21	3,100	3,114,551
6.75%, 1/27/41	500	499,531

212	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petroleos Mexicanos:
5.50%, 1/21/21	USD 1,100	$1,171,500
4.88%, 1/24/22	2,600	2,652,000
6.50%, 6/02/41	4,800	4,956,000
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	781,944
6.70%, 5/15/36	1,000	1,164,079
5.15%, 6/01/42	700	697,145
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23	4,400	4,087,653
6.10%, 2/15/42	900	940,385
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,424,192
3.80%, 10/01/20	4,200	4,423,268
Williams Partners LP, 3.80%, 2/15/15	800	834,087

		74,814,675
Paper & Forest Products — 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,091,282
Personal Products — 0.2%
Avon Products, Inc., 4.60%, 3/15/20	4,600	4,650,853
Pharmaceuticals — 1.4%
AbbVie, Inc. (b):
1.20%, 11/06/15	1,300	1,301,429
2.90%, 11/06/22	1,925	1,800,146
Allergan, Inc., 1.35%, 3/15/18	2,950	2,874,406
AstraZeneca Plc:
6.45%, 9/15/37	2,500	3,071,202
4.00%, 9/18/42	3,400	3,085,469
Bristol-Myers Squibb Co., 2.00%, 8/01/22	4,600	4,158,446
Eli Lilly & Co., 5.55%, 3/15/37	1,700	1,913,726
GlaxoSmithKline Capital Plc, 2.85%, 5/08/22	4,500	4,319,406
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	2,500	2,477,068
5.65%, 5/15/18	1,200	1,391,688
6.38%, 5/15/38	500	610,504
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,808,768
7.20%, 3/15/39	1,600	2,143,915
Sanofi, 1.25%, 4/10/18	2,900	2,808,902
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,498,837
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	2,800,258
Zoetis, Inc., 1.15%, 2/01/16 (b)	3,000	2,989,809

		42,053,979
Professional Services — 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15 (c)	600	615,826
Real Estate — 0.1%
Host Hotels & Resorts LP, 3.75%, 10/15/23	525	481,502
Simon Property Group LP, 4.75%, 3/15/42	1,900	1,809,262
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20	2,400	2,269,298

		4,560,062

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.:
4.63%, 4/01/15	USD 4,000	$4,227,012
4.70%, 3/15/22	4,400	4,437,814
3.50%, 1/31/23	4,175	3,822,943
Corrections Corp. of America (b):
4.13%, 4/01/20	2,900	2,834,750
4.63%, 5/01/23 (c)	2,425	2,376,500
Health Care REIT, Inc.:
5.25%, 1/15/22	3,100	3,331,775
5.13%, 3/15/43	750	689,713
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,142,540
Weyerhaeuser Co., 7.38%, 3/15/32	1,800	2,160,844

		25,023,891
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	2,866,914
Norfolk Southern Corp., 5.75%, 1/15/16	2,425	2,697,926
Union Pacific Corp., 6.13%, 2/15/20 (c)	1,300	1,561,269

		7,126,109
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.:
3.30%, 10/01/21	2,100	2,107,739
2.70%, 12/15/22	3,000	2,801,766
Maxim Integrated Products, Inc., 3.38%, 3/15/23	2,000	1,875,926

		6,785,431
Software — 0.2%
Microsoft Corp., 2.13%, 11/15/22	2,700	2,458,774
Oracle Corp.:
5.25%, 1/15/16	1,500	1,658,902
5.75%, 4/15/18	550	639,998
5.38%, 7/15/40	800	891,755

		5,649,429
Specialty Retail — 1.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,014,685
The Gap, Inc., 5.95%, 4/12/21	5,635	6,232,468
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	2,939,592
5.40%, 9/15/40	2,000	2,231,026
5.95%, 4/01/41	3,300	3,931,452
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,410,788
8.50%, 6/15/19	4,000	4,640,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,546,323
QVC, Inc., 4.38%, 3/15/23 (b)	4,275	3,987,596
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,411,246

		38,345,176
Tobacco — 0.8%
Altria Group, Inc.:
4.13%, 9/11/15	2,600	2,770,648
2.85%, 8/09/22	3,400	3,143,902
Lorillard Tobacco Co., 3.50%, 8/04/16	650	679,543

213 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Tobacco (concluded)
Philip Morris International, Inc.:
5.65%, 5/16/18	USD 4,300	$4,957,165
2.90%, 11/15/21	2,700	2,621,881
2.63%, 3/06/23	4,400	4,073,093
6.38%, 5/16/38	2,500	2,971,160
Reynolds American, Inc.:
1.05%, 10/30/15	2,000	1,999,438
3.25%, 11/01/22	2,300	2,138,073

		25,354,903
Transportation Infrastructure — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23	2,000	1,905,856
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,236,509

		3,142,365
Wireless Telecommunication Services — 0.3%
American Tower Corp.:
4.50%, 1/15/18	2,100	2,239,667
5.05%, 9/01/20	2,300	2,417,054
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,865,570
5.63%, 2/27/17	950	1,055,980

		7,578,271
Total Corporate Bonds — 28.5%		861,342,662
Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41	1,500	1,492,500
Colombia Government International Bond:
4.38%, 7/12/21 (c)	2,000	2,083,000
7.38%, 9/18/37	800	1,022,000
6.13%, 1/18/41 (c)	1,200	1,335,000
Mexico Government International Bond:
6.75%, 9/27/34	2,400	2,832,000
6.05%, 1/11/40	1,300	1,417,000
Panama Government International Bond, 6.70%, 1/26/36	1,600	1,860,000
Peruvian Government International Bond, 6.55%, 3/14/37	1,100	1,298,000
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,107,500
Turkey Government International Bond, 3.25%, 3/23/23 (c)	9,000	7,852,500
Total Foreign Agency Obligations — 0.8%		23,299,500
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
Arkle Master Issuer Plc, 1.67%, 5/17/60 (a)(b)	8,155	8,167,648
Banc of America Funding Corp., Series 2005-8, Class 4A27, 5.75%, 1/25/36	162	160,718
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	358	373,698
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A1, 4.59%, 8/25/36 (a)	136	135,590
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	721	731,742
CSMC (a)(b):
Series 2010-20R, Class 7A6, 3.50%, 3/27/37	8,380	8,497,334

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	USD 3,201		$3,200,784
Greenpoint Mortgage Funding Trust, Series 2006-AR5, Class A1A, 0.27%, 10/25/46 (a)	—	(d)	151
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.80%, 1/25/36 (a)	636		632,717
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.58%, 8/25/35 (a)	513		504,740
MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.25%, 11/25/35	215		214,325
National RMBS Trust, Series 2006-3, Class A1, 0.35%, 10/20/37 (a)(b)	3,884		3,856,569
Permanent Master Issuer Plc, 1.68%, 7/15/42 (a)(b)	4,300		4,325,194
Puma Finance Ltd., Series G5, Class A1, 0.41%, 2/21/38 (a)(b)	1,068		1,054,135
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	412		414,044
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	156		154,549
Series 2006-4, Class 1A8, 5.75%, 4/25/36	373		372,241

			32,796,179
Commercial Mortgage-Backed Securities — 3.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-6, Class A3, 4.51%, 12/10/42	37		36,842
Series 2005-5, Class A4, 5.12%, 10/10/45 (a)	2,640		2,840,115
Bear Stearns Commercial Mortgage Securities Trust:
2003-TOP12, Series 2003-T12, Class A4, 4.68%, 8/13/39 (a)	560		561,239
2005-PWR10, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)	2,710		2,897,443
Series 2002-TOP8, Class A2, 4.83%, 8/15/38	55		54,813
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	500		504,734
CD Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	2,232		2,532,448
Commercial Mortgage Pass-Through Certificates:
Series 2006-C3, Class A3, 5.99%, 6/15/38 (a)	3,369		3,711,165
Series 2007-C1, Class A3, 5.38%, 2/15/40	2,700		2,905,578
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	950		1,009,185
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.96%, 6/10/46 (a)	1,870		2,001,517

214	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)	USD 3,244	$3,677,917
Series 2013-LC6, Class AM, 3.28%, 1/10/46	1,290	1,207,150
Credit Suisse First Boston Mortgage Securities Corp. (a):
Series 2004-C1, Class A4, 4.75%, 1/15/37	9,690	9,775,881
Series 2004-C1, Class B, 4.86%, 1/15/37	5,522	5,625,129
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, 12/15/39	4,485	4,925,131
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	5,353	5,363,563
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	915	912,522
GS Mortgage Securities Corp. II (a):
Series 2004-GG2, Class A6, 5.40%, 8/10/38	2,049	2,107,255
Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300	1,302,713
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A4, 4.40%, 1/12/39	2,026	2,056,886
Series 2004-CB9, Class A4, 5.76%, 6/12/41 (a)	4,756	4,930,139
Series 2005-CB13, Class AM, 5.51%, 1/12/43 (a)	2,060	2,189,314
Series 2005-LDP5, Class AM, 5.41%, 12/15/44 (a)	1,120	1,210,438
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,984	2,164,725
Series 2006-LDP9, Class AM, 5.37%, 5/15/47	500	527,562
LB-UBS Commercial Mortgage Trust:
Series 2005-C3, Class AM, 4.79%, 7/15/40	6,770	7,102,928
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)	740	799,196
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,097	3,240,363
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	3,807	4,243,318
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.39%, 9/15/42 (a)	1,200	1,260,869
Series 2005-IQ9, Class A5, 4.70%, 7/15/56	2,100	2,196,104
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	575	632,793
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	1,355	1,464,190
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	5,450	6,161,792
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)	2,080	2,282,016
Series 2012-C4, Class A4, 3.24%, 3/15/45	2,220	2,156,384
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	2,717	2,715,348

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	USD	1,880	$1,789,593
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C20, Class AJ, 5.33%, 7/15/42 (a)		4,110	4,312,245
Series 2005-C20, Class AMFX, 5.18%, 7/15/42		3,630	3,866,048
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class B, 4.81%, 2/15/41		1,603	1,635,501
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45		1,870	1,729,125

			114,619,217
Total Non-Agency Mortgage-Backed Securities — 4.9%			147,415,396
Preferred Securities
Capital Trusts
Insurance — 0.1%
The Chubb Corp.:
6.00%, 5/11/37		800	958,917
6.38%, 3/29/67 (a)		2,550	2,728,500
Total Capital Trusts — 0.1%			3,687,417
Preferred Stocks	Shares
Diversified Telecommunication Services — 0.2%
Qwest Corp. 7.38%		196,000	5,186,160
Total Preferred Securities — 0.3%			8,873,577
Taxable Municipal Bonds	Par (000)
Bay Area Toll Authority:
6.26%, 4/01/49	USD	425	499,809
7.04%, 4/01/50		800	1,029,280
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.44%, 6/27/22 (a)		1,632	1,627,732
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40		150	185,835
Denver City & County School District No. 1, 4.24%, 12/15/37		875	767,121
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16		1,725	1,710,286
Los Angeles Department of Water & Power Revenue, Series D, 6.57%, 7/01/45		1,320	1,672,638
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40		150	177,333
Metropolitan Water District of Southern California, 6.95%, 7/01/40		1,200	1,425,564
New Jersey State Turnpike Authority Revenue:
7.41%, 1/01/40		700	935,130
7.10%, 1/01/41		700	904,295
New York City Municipal Water Finance Authority Revenue, 6.01%, 6/15/42		1,000	1,184,880
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38		450	502,079

215 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	USD 450	$578,425
Oregon Department of Transportation, 5.83%, 11/15/34	400	474,604
Port Authority of New York & New Jersey Revenue:
5.65%, 11/01/40	800	890,736
4.46%, 10/01/62	700	634,697
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	717,210
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,140,417
State of California:
7.55%, 4/01/39	1,150	1,539,125
7.63%, 3/01/40	1,150	1,543,633
7.60%, 11/01/40	250	337,463
State of Illinois, 7.35%, 7/01/35	650	718,978
State of Illinois, GO, Unlimited, 5.10%, 6/01/33	1,000	942,980
State of Mississippi, 5.25%, 11/01/34	600	648,438
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	333,258
Total Taxable Municipal Bonds — 0.8%		23,121,946
US Government Sponsored Agency Securities
Agency Obligations — 3.5%
Fannie Mae:
1.43%, 6/01/17 (e)	12,500	11,823,062
0.50%, 3/30/16	15,000	14,915,940
0.65%, 3/28/16	15,000	14,938,575
0.88%, 5/21/18 (c)	49,708	48,040,893
Freddie Mac:
0.88%, 3/07/18	6,108	5,910,577
2.38%, 1/13/22 (c)	10,000	9,717,770
Tennessee Valley Authority:
3.50%, 12/15/42	250	209,888
5.88%, 4/01/36	1,125	1,394,942

		106,951,647
Collateralized Mortgage Obligations — 0.5%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.41%, 6/25/37	3,898	3,896,992
Series 2010-35, Class EF, 0.74%, 4/25/40	3,292	3,320,989
Series 2010-89, Class CF, 0.64%, 2/25/38	3,260	3,257,725
Freddie Mac Mortgage-Backed Securities (a):
Series 3667, Class FW, 0.74%, 2/15/38	2,028	2,046,633
Series 3807, Class FN, 0.69%, 2/15/41	2,068	2,088,765

		14,611,104
Mortgage-Backed Securities — 48.5%
Fannie Mae Mortgage-Backed Securities:
1.94%, 4/01/43	962	971,245
1.98%, 5/01/43	1,514	1,529,950
2.10%, 6/01/43	1,595	1,586,364
2.32%, 8/01/33 (a)	2,008	2,132,117
2.34%, 5/01/33 (a)	2,592	2,758,828
2.46%, 2/01/42 (a)	36	37,417

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
2.49%, 1/01/36 (a)	USD	1,202	$1,277,704
2.50%, 7/01/28 — 7/15/43 (f)		56,700	56,797,641
2.66%, 1/01/35 (a)		1,362	1,446,702
2.77%, 1/01/42 (a)		820	840,126
2.78%, 8/01/41 (a)		2,645	2,732,397
3.00%, 1/01/27 — 7/01/43 (f)		157,093	155,151,614
3.31%, 9/01/41 (a)		1,309	1,360,748
3.35%, 4/01/40 (a)		334	349,711
3.50%, 2/01/26 — 7/01/43 (f)		260,011	264,515,666
3.61%, 5/01/40 (a)		2,190	2,323,633
4.00%, 8/01/25 — 7/01/43 (f)		149,877	156,344,419
4.50%, 10/01/24 — 7/01/43 (f)		99,376	105,318,048
5.00%, 1/01/18 — 7/01/43 (f)		94,004	101,623,297
5.50%, 9/01/19 — 7/01/43 (f)		29,952	32,668,233
6.00%, 11/01/22 — 8/01/38		28,560	31,734,195
6.50%, 12/01/30 — 12/01/32		11,160	12,549,479
Freddie Mac Mortgage-Backed Securities:
1.78%, 6/01/43		500	500,735
2.27%, 10/01/33 (a)		1,280	1,345,985
2.50%, 4/01/43 — 7/01/43 (f)		18,992	18,925,286
2.51%, 4/01/38 (a)		1,787	1,889,784
2.62%, 1/01/42 (a)		29	30,043
2.63%, 11/01/36 (a)		1,416	1,482,040
3.00%, 3/01/27 — 7/01/43 (f)		42,111	41,830,168
3.26%, 8/01/41 (a)		1,582	1,654,599
3.34%, 7/01/41 (a)		976	1,014,608
3.40%, 2/01/40 (a)		2,000	2,091,568
3.50%, 12/01/25 — 7/01/43 (f)		35,849	36,600,790
4.00%, 3/01/26 — 7/01/43 (f)		32,385	33,800,732
4.50%, 8/01/20 — 7/01/42 (f)		52,299	55,460,660
5.00%, 10/01/20 — 7/01/43 (f)		27,326	29,208,450
5.50%, 12/01/27 — 8/01/38		12,963	13,968,029
6.00%, 12/01/28 — 1/01/38		10,505	11,473,808
6.50%, 5/01/21 — 1/01/36		3,094	3,493,519
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 — 12/01/99 (f)		61,391	60,684,720
3.50%, 3/20/42 — 7/01/43 (f)		77,663	79,781,832
4.00%, 9/15/40 — 7/01/43 (f)		31,237	33,036,710
4.50%, 3/15/39 — 7/01/43 (f)		41,134	44,047,844
5.00%, 9/15/39 — 5/20/41		32,072	35,442,321
5.50%, 6/15/34 — 11/20/39		9,896	10,878,929
6.00%, 9/20/38 — 7/01/43 (f)		6,449	7,133,561

			1,461,826,255
Total US Government Sponsored Agency Securities — 52.5%			1,583,389,006
US Treasury Obligations
US Treasury Bonds:
6.38%, 8/15/27 (c)(g)		24,068	33,695,200
6.25%, 5/15/30 (c)		27,228	38,574,142
5.00%, 5/15/37 (c)		23,800	30,378,463
4.38%, 5/15/40 (c)(g)		11,922	13,982,265
3.88%, 8/15/40 (c)		15,149	16,375,130
4.38%, 5/15/41		1	1,173
US Treasury Notes (c):
0.25%, 6/30/14		26,258	26,273,387
2.63%, 7/31/14		33,150	34,016,309
2.63%, 12/31/14		48,363	50,078,387
0.88%, 4/30/17		78,751	78,357,245
1.00%, 8/31/19		143,993	137,873,297
1.13%, 3/31/20		78,722	75,007,266
Total US Treasury Obligations — 17.7%			534,612,264
Total Long-Term Investments (Cost — $3,594,755,687) — 118.9%			3,585,271,943

216	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (h)(i)(j)		619,123,602	$619,123,602
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (h)(i)(j)		72,045,715	72,045,715
Total Short-Term Securities (Cost — $691,169,317) — 22.9%			691,169,317
Options Purchased
(Cost — $224,858) — 0.0%			54,938
Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,286,149,862*) — 141.8%			4,276,496,198
TBA Sale Commitments (f)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/28	USD	25,700	(25,848,578)
3.00%, 7/01/28—7/01/43		95,695	(93,987,067)
3.50%, 7/01/43		275,035	(279,203,705)
4.00%, 7/01/43		38,400	(39,966,000)

TBA Sale Commitments (f)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities (concluded)
4.50%, 7/01/43	USD	25,800	$(27,295,594)
5.00%, 7/01/43		24,700	(26,579,515)
6.00%, 7/01/43		13,000	(14,137,500)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/43		1,000	(922,188)
4.50%, 7/01/43		10,000	(10,529,690)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/01/43		27,400	(27,083,188)
3.50%, 7/01/43		30,400	(31,186,359)
5.00%, 7/01/43		8,000	(8,627,500)
Total TBA Sale Commitments (Proceeds — $590,638,414) — (19.4)%			(585,366,884)
Options Written
(Premiums Received — $95,610) — (0.0)%			(215,172)
Total Investments, Net of TBA Sale Commitments and Options Written — 122.4%			3,690,914,142
Liabilities in Excess of Other Assets — (22.4)%			(675,387,417)

Net Assets — 100.0%			$3,015,526,725

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,286,726,393

Gross unrealized appreciation	$53,525,350
Gross unrealized depreciation	(63,755,545)

Net unrealized depreciation	$(10,230,195)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Amount is less than $500.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$73,943,466	$527,324
BNP Paribas Securities Corp.	$(53,605,234)	$934,185
Citigroup Global Markets, Inc.	$(13,758,016)	$(108,536)
Credit Suisse Securities (USA) LLC	$47,572,507	$(760,583)
Daiwa Capital Markets America, Inc.	$304,547	$1,999
Deutsche Bank Securities, Inc.	$(6,772,361)	$(115,044)
Goldman Sachs & Co.	$(24,625,466)	$(271,223)
J.P. Morgan Securities LLC	$87,910,862	$(1,282,182)
Merrill Lynch, Pierce, Fenner & Smith Inc.	$(25,912,656)	$(268,636)
Morgan Stanley & Co. LLC	$34,185,476	$248,615
Nomura Securities International, Inc	$18,031,028	$(364,149)
R.B.C. Capital Markets LLC	$16,876,594	$112,288
RBS Securities, Inc.	$30,120,281	$(162,745)
Wells Fargo Securities LLC	$14,157,142	$(283,613)

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
217 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

(h)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	598,803,477	20,320,125	619,123,602	$390,990
BlackRock Cash Funds: Prime, SL Agency Shares	116,380,753	(44,335,038)	72,045,715	$24,577

(i)	Represents the current yield as of report date.

(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1,872	2-Year US Treasury Note	Chicago Board of Trade	September 2013	$411,840,000	$(227,665)
2,498	5-Year US Treasury Note	Chicago Board of Trade	September 2013	$302,375,094	654,186
986	10-Year Australian T-Bond	Sydney Futures Exchange	September 2013	$106,757,747	(3,167,651)
3,817	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$483,089,063	(7,507,186)
900	UK Long Gilt Bond	NYSE Liffe	September 2013	$153,174,830	(564,819)
197	Ultra Long-Term US Treasury Bond	Chicago Board of Trade	September 2013	$29,020,563	(986,310)
(302)	10-Year Canada Bond Future	Chicago Board of Trade	September 2013	$37,734,924	994,980
(22)	10-Year Japan Bond	Tokyo Stock Exchange	September 2013	$31,653,559	(53,233)
(276)	Euro-Bond Future	Eurex	September 2013	$50,841,803	(127,468)
(182)	US Long Bond	Chicago Board of Trade	September 2013	$24,723,563	90,389
Total					$(10,894,777)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	360,000	USD	166,359	Bank of America N.A.	7/02/13	$(3,393)
BRL	5,510,000	USD	2,648,147	Citibank N.A.	7/02/13	(153,862)
BRL	830,000	USD	374,616	Credit Suisse International	7/02/13	1,111
BRL	500,000	USD	225,673	Goldman Sachs International	7/02/13	669
BRL	750,000	USD	338,509	Goldman Sachs International	7/02/13	1,004
BRL	900,000	USD	406,211	HSBC Bank PLC	7/02/13	1,204
BRL	2,890,000	USD	1,304,387	JPMorgan Chase Bank N.A.	7/02/13	3,868
USD	162,484	BRL	360,000	Bank of America N.A.	7/02/13	(482)
USD	2,486,911	BRL	5,510,000	Citibank N.A.	7/02/13	(7,374)
USD	385,957	BRL	830,000	Credit Suisse International	7/02/13	10,230
USD	237,135	BRL	500,000	Goldman Sachs International	7/02/13	10,794
USD	350,959	BRL	750,000	Goldman Sachs International	7/02/13	11,447
USD	418,118	BRL	900,000	HSBC Bank PLC	7/02/13	10,704
USD	1,353,376	BRL	2,890,000	JPMorgan Chase Bank N.A.	7/02/13	45,122
CZK	13,710,000	USD	699,438	Barclays Bank PLC	9/04/13	(13,132)
CZK	720,000	USD	36,478	Deutsche Bank AG	9/04/13	(435)
CZK	8,000,000	USD	404,467	HSBC Bank PLC	9/04/13	(3,997)
CZK	4,000,000	USD	203,110	Royal Bank of Scotland PLC	9/04/13	(2,874)
CZK	4,430,000	USD	223,804	State Street Bank and Trust Company	9/04/13	(2,043)
HUF	182,775,000	USD	812,474	Deutsche Bank AG	9/04/13	(11,015)
HUF	437,725,000	USD	1,949,083	HSBC Bank PLC	9/04/13	(29,682)
INR	6,320,000	USD	110,586	BNP Paribas SA	9/04/13	(5,405)
INR	39,880,000	USD	677,511	Deutsche Bank AG	9/04/13	(13,804)
KRW	2,714,700,000	USD	2,388,019	Deutsche Bank AG	9/04/13	(18,219)
KRW	377,600,000	USD	332,453	Goldman Sachs International	9/04/13	(2,827)
KRW	183,300,000	USD	161,926	UBS AG	9/04/13	(1,914)
MXN	13,279,000	USD	1,022,660	Bank of America N.A.	9/04/13	(8,964)
MXN	9,891,000	USD	764,917	Citibank N.A.	9/04/13	(9,855)
MXN	26,630,000	USD	2,072,964	JPMorgan Chase Bank N.A.	9/04/13	(40,077)
MXN	8,460,000	USD	655,027	State Street Bank and Trust Company	9/04/13	(9,205)
PLN	6,940,000	USD	2,157,354	Deutsche Bank AG	9/04/13	(82,424)
RUB	82,400,000	USD	2,517,183	JPMorgan Chase Bank N.A.	9/04/13	(35,519)
RUB	6,500,000	USD	197,914	UBS AG	9/04/13	(2,152)
218	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign currency exchange contracts as of June 30, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	820,000	USD	654,466	Deutsche Bank AG	9/04/13	$(7,864)
SGD	600,000	USD	476,738	Goldman Sachs International	9/04/13	(3,615)
SGD	1,510,000	USD	1,205,095	HSBC Bank PLC	9/04/13	(14,401)
SGD	330,000	USD	264,633	JPMorgan Chase Bank N.A.	9/04/13	(4,415)
SGD	510,000	USD	403,883	UBS AG	9/04/13	(1,728)
TRY	2,530,000	USD	1,323,949	Goldman Sachs International	9/04/13	(25,653)
TRY	5,430,000	USD	2,838,726	JPMorgan Chase Bank N.A.	9/04/13	(52,265)
TRY	2,300,000	USD	1,212,760	UBS AG	9/04/13	(32,492)
USD	1,382,059	CZK	26,650,000	Deutsche Bank AG	9/04/13	47,991
USD	177,503	CZK	3,450,000	Goldman Sachs International	9/04/13	4,800
USD	37,812	CZK	760,000	JPMorgan Chase Bank N.A.	9/04/13	(233)
USD	407,136	HUF	91,800,000	Bank of America N.A.	9/04/13	4,598
USD	724,819	HUF	165,300,000	Barclays Bank PLC	9/04/13	(12)
USD	840,603	HUF	190,800,000	Deutsche Bank AG	9/04/13	3,955
USD	756,288	HUF	172,600,000	JPMorgan Chase Bank N.A.	9/04/13	(554)
USD	221,991	INR	12,800,000	Deutsche Bank AG	9/04/13	8,966
USD	573,911	INR	33,400,000	Goldman Sachs International	9/04/13	18,048
USD	631,283	KRW	718,400,000	Citibank N.A.	9/04/13	4,155
USD	686,717	KRW	778,600,000	Goldman Sachs International	9/04/13	7,038
USD	518,779	KRW	580,900,000	HSBC Bank PLC	9/04/13	11,682
USD	1,049,004	KRW	1,197,700,000	Morgan Stanley & Co. International	9/04/13	3,470
USD	93,162	MXN	1,220,000	Bank of America N.A.	9/04/13	30
USD	1,969,095	MXN	25,410,000	HSBC Bank PLC	9/04/13	29,340
USD	2,505,942	MXN	31,630,000	State Street Bank and Trust Company	9/04/13	91,363
USD	9,213	PLN	30,000	Deutsche Bank AG	9/04/13	243
USD	1,495,339	PLN	4,900,000	Royal Bank of Scotland PLC	9/04/13	30,330
USD	606,426	PLN	2,010,000	State Street Bank and Trust Company	9/04/13	5,474
USD	641,990	RUB	20,900,000	HSBC Bank PLC	9/04/13	12,539
USD	1,075,336	RUB	34,400,000	JPMorgan Chase Bank N.A.	9/04/13	39,301
USD	648,448	RUB	21,000,000	Royal Bank of Scotland PLC	9/04/13	15,985
USD	388,200	RUB	12,600,000	UBS AG	9/04/13	8,722
USD	309,156	SGD	390,000	Deutsche Bank AG	9/04/13	1,626
USD	2,663,599	SGD	3,380,000	HSBC Bank PLC	9/04/13	(1,664)
USD	3,438,501	TRY	6,452,240	HSBC Bank PLC	9/04/13	127,467
USD	1,999,623	TRY	3,807,760	JPMorgan Chase Bank N.A.	9/04/13	45,632
USD	207,330	ZAR	2,130,000	Credit Suisse International	9/04/13	(5,264)
USD	362,877	ZAR	3,690,000	HSBC Bank PLC	9/04/13	(5,419)
USD	1,028,750	ZAR	10,180,000	UBS AG	9/04/13	12,693
ZAR	1,600,000	USD	158,102	Goldman Sachs International	9/04/13	1,593
ZAR	7,100,000	USD	702,891	HSBC Bank PLC	9/04/13	5,755
ZAR	5,100,000	USD	504,972	JPMorgan Chase Bank N.A.	9/04/13	4,055
ZAR	2,200,000	USD	209,924	UBS AG	9/04/13	9,657
AUD	948,000	USD	895,018	BNP Paribas SA	9/12/13	(31,780)
AUD	5,856,000	USD	5,332,438	HSBC Bank PLC	9/12/13	(29)
AUD	18,646,000	USD	17,600,798	Royal Bank of Canada	9/12/13	(621,955)
AUD	12,785,000	USD	11,783,653	Royal Bank of Scotland PLC	9/12/13	(141,772)
AUD	3,579,000	USD	3,387,527	UBS AG	9/12/13	(128,529)
CAD	1,237,000	USD	1,170,561	HSBC Bank PLC	9/12/13	(16)
CAD	39,695,000	USD	38,380,840	Royal Bank of Canada	9/12/13	(818,365)
CAD	1,862,000	USD	1,829,423	Royal Bank of Scotland PLC	9/12/13	(67,455)
EUR	4,899,000	USD	6,507,470	HSBC Bank PLC	9/12/13	(137,520)
EUR	39,241,500	USD	51,644,513	JPMorgan Chase Bank N.A.	9/12/13	(620,554)
EUR	3,639,000	USD	4,851,636	Royal Bank of Canada	9/12/13	(120,008)
EUR	12,064,000	USD	15,942,998	Royal Bank of Scotland PLC	9/12/13	(256,721)
EUR	7,149,000	USD	9,295,623	UBS AG	9/12/13	(100)
EUR	7,733,000	USD	10,259,542	Westpac Banking Corp.	9/12/13	(204,669)
GBP	1,107,000	USD	1,688,605	BNP Paribas SA	9/12/13	(10,411)
GBP	8,870,000	USD	13,785,363	Deutsche Bank AG	9/12/13	(338,589)
GBP	7,596,000	USD	11,851,372	HSBC Bank PLC	9/12/13	(335,961)
GBP	14,712,000	USD	22,837,366	Royal Bank of Scotland PLC	9/12/13	(534,217)
GBP	14,514,000	USD	22,590,744	UBS AG	9/12/13	(587,760)
JPY	29,000,000	USD	296,844	Deutsche Bank AG	9/12/13	(4,809)
JPY	1,214,700,000	USD	12,569,342	HSBC Bank PLC	9/12/13	(337,118)
JPY	1,475,000,000	USD	15,173,802	JPMorgan Chase Bank N.A.	9/12/13	(320,315)
JPY	1,208,000,000	USD	12,216,260	UBS AG	9/12/13	(51,505)
JPY	78,800,000	USD	801,623	Westpac Banking Corp.	9/12/13	(8,094)
219 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign currency exchange contracts as of June 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	86,852,000	USD	15,077,774	Deutsche Bank AG	9/12/13	$(889,593)
NOK	165,635,000	USD	28,027,047	JPMorgan Chase Bank N.A.	9/12/13	(968,839)
NZD	1,937,000	USD	1,542,268	Goldman Sachs International	9/12/13	(53,893)
NZD	9,447,000	USD	7,492,416	Royal Bank of Canada	9/12/13	(233,418)
SEK	49,034,000	USD	7,353,543	BNP Paribas SA	9/12/13	(100,248)
SEK	46,740,000	USD	7,140,569	Deutsche Bank AG	9/12/13	(226,611)
SEK	11,960,000	USD	1,853,028	Goldman Sachs International	9/12/13	(83,860)
SEK	6,266,000	USD	952,230	HSBC Bank PLC	9/12/13	(25,339)
SEK	68,407,000	USD	10,439,195	JPMorgan Chase Bank N.A.	9/12/13	(320,173)
SEK	63,816,000	USD	9,640,036	Royal Bank of Scotland PLC	9/12/13	(200,132)
SEK	29,313,000	USD	4,452,529	UBS AG	9/12/13	(116,439)
USD	9,013,232	AUD	9,555,000	BNP Paribas SA	9/12/13	312,553
USD	20,032,168	AUD	21,218,000	BNP Paribas SA	9/12/13	711,289
USD	14,421,595	AUD	15,702,000	Deutsche Bank AG	9/12/13	123,525
USD	4,619,005	AUD	4,965,000	HSBC Bank PLC	9/12/13	97,930
USD	7,542,645	AUD	8,011,000	Royal Bank of Canada	9/12/13	247,916
USD	9,266,017	AUD	10,037,000	Royal Bank of Scotland PLC	9/12/13	126,435
USD	17,803,713	AUD	19,032,000	Westpac Banking Corp.	9/12/13	473,382
USD	647,529	CAD	682,000	Deutsche Bank AG	9/12/13	2,168
USD	572,850	CAD	601,000	JPMorgan Chase Bank N.A.	9/12/13	4,137
USD	14,572,825	CAD	15,105,000	Royal Bank of Canada	9/12/13	279,307
USD	10,585,622	CAD	11,010,000	Royal Bank of Scotland PLC	9/12/13	167,110
USD	8,804,152	CAD	9,007,000	UBS AG	9/12/13	281,033
USD	2,900,424	CAD	2,967,000	Westpac Banking Corp.	9/12/13	92,819
USD	6,138,164	EUR	4,664,000	BNP Paribas SA	9/12/13	73,775
USD	28,597,127	EUR	21,480,000	Deutsche Bank AG	9/12/13	667,648
USD	8,650,887	EUR	6,516,000	HSBC Bank PLC	9/12/13	178,425
USD	28,507,719	EUR	21,567,000	JPMorgan Chase Bank N.A.	9/12/13	465,117
USD	8,878,553	EUR	6,768,000	Royal Bank of Scotland PLC	9/12/13	78,427
USD	45,461,265	EUR	34,486,000	UBS AG	9/12/13	620,669
USD	308,110	GBP	200,000	Deutsche Bank AG	9/12/13	4,914
USD	10,716,688	GBP	6,841,000	HSBC Bank PLC	9/12/13	345,845
USD	17,094,786	GBP	11,071,000	Royal Bank of Scotland PLC	9/12/13	311,333
USD	4,021,639	GBP	2,617,000	UBS AG	9/12/13	54,310
USD	1,233,341	GBP	795,000	Westpac Banking Corp.	9/12/13	28,134
USD	6,079,302	JPY	584,300,000	Deutsche Bank AG	9/12/13	195,307
USD	8,401,117	JPY	812,000,000	HSBC Bank PLC	9/12/13	224,146
USD	13,019,479	JPY	1,265,600,000	JPMorgan Chase Bank N.A.	9/12/13	274,683
USD	3,433,255	JPY	332,000,000	Royal Bank of Scotland PLC	9/12/13	89,962
USD	28,880,604	JPY	2,844,100,000	UBS AG	9/12/13	240,058
USD	13,369,083	NOK	78,782,000	JPMorgan Chase Bank N.A.	9/12/13	499,220
USD	15,683,875	NOK	92,788,000	Royal Bank of Scotland PLC	9/12/13	525,986
USD	29,859,123	NOK	173,705,000	UBS AG	9/12/13	1,482,595
USD	17,578,255	NZD	22,221,000	Bank of America N.A.	9/12/13	503,820
USD	894,242	NZD	1,157,000	JPMorgan Chase Bank N.A.	9/12/13	5,212
USD	223,787	NZD	290,000	Royal Bank of Canada	9/12/13	954
USD	629,815	NZD	809,000	UBS AG	9/12/13	8,186
USD	27,886,788	SEK	183,678,000	Bank of America N.A.	9/12/13	716,442
USD	11,211,907	SEK	73,641,000	JPMorgan Chase Bank N.A.	9/12/13	318,652
Total						$1,975,055

•	Exchange-Traded options purchased as of June 30, 2013 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year US Treasury Note	Call	USD 130.00	8/23/13	293	$54,938

•	Exchange-Traded options written as of June 30, 2013 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Market Value
5-Year US Treasury Note	Put	USD 121.00	8/23/13	(293)	$(215,172)
220	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

•	Credit default swaps — buy protection outstanding as of June 30, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America Investment Grade Index Series 20, Version 1	1.00%	Chicago Mercantile	6/20/18	USD	124,000	$(153,466)

•	Credit default swaps — sold protection outstanding as of June 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	AA+		4,000	$(7,896)
Dow Jones CDX North America High Yield Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	CCC	USD	16,200	106,574
Total							$98,678

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount of the Master Portfolio may pay should a negative credit event take places as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Effective Start Date	Effective Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.77%[3]	3-Month LIBOR	Deutsche Bank AG	9/30/13[4]	5/15/20	USD	300,180	$7,661,730
1.78%[3]	3-Month LIBOR	Deutsche Bank AG	9/30/13[4]	5/15/20	USD	19,790	495,206
2.22%[3]	3-Month LIBOR	Chicago Mercantile	9/30/13[4]	5/15/20	USD	47,610	(318,745)
1.69%[3]	6-Month EURIBOR	Deutsche Bank AG	9/30/13[4]	7/04/22	EUR	19,700	501,905
2.82%[3]	6-Month LIBOR	Chicago Mercantile	9/30/13[4]	3/07/25	GBP	28,430	(245,262)
2.37%[3]	6-Month LIBOR	Royal Bank of Scotland Group, Inc.	9/30/13[4]	3/07/25	GBP	33,770	2,186,123
2.35%[3]	6-Month LIBOR	Royal Bank of Scotland Group, Inc.	9/30/13[4]	3/07/25	GBP	20,130	1,376,711
2.42%[3]	6-Month LIBOR	Royal Bank of Scotland Group, Inc.	9/30/13[4]	3/07/25	GBP	41,610	2,360,937
Total							$14,018,605

[3]	Master Portfolio pays the fixed rate and receives the floating rate.

[4]	Forward interest rate swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

221 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$383,348,578	$19,869,014	$403,217,592
Corporate Bonds	—	861,342,662	—	861,342,662
Foreign Agency Obligations	—	23,299,500	—	23,299,500
Non-Agency Mortgage- Backed Securities	—	147,415,396	—	147,415,396
Preferred Securities	—	8,873,577	—	8,873,577
Taxable Municipal Bonds	—	23,121,946	—	23,121,946
US Government Sponsored Agency Securities	—	1,583,389,006	—	1,583,389,006
US Treasury Obligations	—	534,612,264	—	534,612,264
Short-Term Securities	$691,169,317	—	—	691,169,317
Options Purchased:
Interest Rate Contracts	54,938	—	—	54,938
Liabilities:
Investments:
TBA Sale Commitments	—	(585,366,884)	—	(585,366,884)

Total	$691,224,255	$2,980,036,045	$19,869,014	$3,691,129,314

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$106,574	—	$106,574
Foreign currency exchange contracts	—	11,486,085	—	11,486,085
Interest rate contracts	$1,739,555	14,582,612	—	16,322,167
Liabilities:
Credit contracts	—	(161,362)	—	(161,362)
Foreign currency exchange contracts	—	(9,511,030)	—	(9,511,030)
Interest rate contracts	(12,849,504)	(564,007)	—	(13,413,511)

Total	$(11,109,949)	$15,938,872	—	$4,828,923

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,626,613	—	—	$2,626,613
Cash pledged as collateral for swaps	5,845,000	—	—	5,845,000
Liabilities:
Collateral on securities loaned at value	—	$(496,735,763)	—	(496,735,763)
Cash received as collateral for swaps	—	(15,590,000)	—	(15,590,000)

Total:	$8,471,613	$(512,325,763)	—	$(503,854,150)

There were no transfers between levels during the six months ended June 30, 2013.

222	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

CoreAlpha Bond Master Portfolio
Assets
Investments at value — unaffiliated (including securities loaned of $484,837,917) (cost — $3,594,980,545)	$3,585,326,881
Investments at value — affiliated (cost — $691,169,317)	691,169,317
Foreign currency at value (cost — $2,632,757)	2,626,613
Cash pledged for centrally cleared swaps	4,685,000
TBA sale commitments receivable	590,638,414
Investments sold receivable	153,715,170
Unrealized appreciation on swaps	14,582,612
Unrealized appreciation on foreign currency exchange contracts	11,486,085
Contributions receivable from investors	168,989
Securities lending income receivable	41,571
Interest receivable	17,189,229
Principal paydown receivable	211,719
Swap receivable	9,489
Variation margin receivable	161,283

Total assets	5,072,012,372

Liabilities
Collateral on securities loaned at value	496,735,763
Investments purchased payable	947,562,266
TBA sale commitments at value (proceeds — $590,638,414)	585,366,884
Options written at value (premium received — $95,610)	215,172
Cash received as collateral for swaps	14,430,000
Unrealized depreciation on swaps	7,896
Unrealized depreciation on foreign currency exchange contracts	9,511,030
Investment advisory fees payable	592,916
Professional fees payable	31,292
Trustees’ fees payable	12,212
Variation margin payable — centrally cleared swaps	439,976
Withdrawals payable to investors	1,580,240

Total liabilities	2,056,485,647

Net Assets	$3,015,526,725

Net Assets Consist of
Investors’ capital	$3,014,994,471
Net unrealized appreciation/depreciation	532,254

Net Assets	$3,015,526,725

223 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

CoreAlpha Bond Master Portfolio
Investment Income
Interest	$35,555,135
Income — affiliated	179,787
Dividends	180,673
Securities lending — affiliated — net	235,780

Total income	36,151,375

Expenses
Investment advisory	3,539,743
Professional	26,206
Independent Trustees	39,959
Miscellaneous	610

Total expenses	3,606,518
Less fees waived by advisor	(66,165)

Total expenses after fees waived	3,540,353

Net investment income	32,611,022

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,661,876)
Financial futures contracts	504,952
Options written	515,297
Swaps	8,736,549
Foreign currency transactions	(711,921)

2,383,001

Net change in unrealized appreciation/depreciation on:
Investments	(116,667,667)
Financial futures contracts	(11,278,479)
Options written	(119,562)
Swaps	11,496,655
Foreign currency translations	1,162,265

(115,406,788)

Total realized and unrealized loss	(113,023,787)

Net Decrease in Net Assets Resulting from Operations	$(80,412,765)

224	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	CoreAlpha Bond Master Portfolio
Increase (Decrease) in Net Assets:	Six MonthsEnded June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Operations
Net investment income	$32,611,022	$60,933,108
Net realized gain	2,383,001	49,324,984
Net change in unrealized appreciation/depreciation	(115,406,788)	13,288,577

Net increase (decrease) in net assets resulting from operations	(80,412,765)	123,546,669

Capital Transactions
Proceeds from contributions	527,952,245	4,690,973,134
Value of withdrawals	(221,653,137)	(4,387,331,971)

Net increase in net assets derived from capital transactions	306,299,108	303,641,163

Net Assets
Total increase in net assets	225,886,343	427,187,832
Beginning of period	2,789,640,382	2,362,452,550

End of period	$3,015,526,725	$2,789,640,382

225 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011		2010		2009		2008
Total Investment Return
Total investment return	(2.64)%[1]	4.95%	8.38%		6.56%		11.67%		3.62%

Ratios to Average Net Assets
Total expenses	0.25%[2]	0.25%	0.27%		0.36%		0.35%		0.36%

Total expenses after fees waived	0.24%[2]	0.24%	0.26%		0.35%		0.35%		0.36%

Net investment income	2.24%[2]	2.36%	3.22%		3.19%		4.33%		4.47%

Supplemental Data
Net assets, end of period (000)	$3,015,527	$2,789,640	$2,362,453		$2,150,563		$1,633,960		$1,115,903

Portfolio turnover[3]	657%	2,128%	1,646%	[4]	621%	[5]	278%	[6]	351%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Portfolio turnover rates include TBA transactions, if any.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 1,510%.

[5]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.

[6]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.
226	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust.

2. Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation

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Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board.

Foreign Currency: The Master Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Master Portfolio’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps and options written), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Master Portfolio engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2012. On June 28, 2013, the Internal Revenue Service notified the Master Portfolio of its intent to examine the Master Portfolio’s 2011 US Federal tax return. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment

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rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may have to subsequently reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Master Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Master Portfolio may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Master Portfolio may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities,

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preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Master Portfolio should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and

Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the Master Portfolio can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of the Master Portfolio’s open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$10,423,492	$(10,423,492)	—
BNP Paribas SA	1,155,851	(1,155,851)	—
Citigroup Global Markets, Inc.	153,478,287	(153,478,287)	—
Credit Suisse Securities (USA) LLC	20,808,018	(20,808,018)	—
Deutsche Bank Securities Inc.	48,985,903	(48,985,903)	—
Goldman Sachs & Co.	115,296,473	(115,296,473)	—
JP Morgan Securities LLC	16,878,837	(16,878,837)	—
Merrill Lynch, Pierce, Fenner & Smith	1,062,182	(1,062,182)	—
Morgan Stanley	47,327,658	(47,327,658)	—
Nomura Securities International Inc.	22,228,626	(22,228,626)	—
RBS Securities Inc.	2,615,370	(2,615,370)	—
UBS Securities LLC	34,335,609	(34,335,609)	—
Wells Fargo Securities LLC	10,241,611	(10,241,611)	—
Total	$484,837,917	$(484,837,917)	—

[1]

Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $496,735,763 has been received in connection with securities lending transactions.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

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4. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and/or to economically hedge its exposure to certain risks such as credit risk, interest rate risk, foreign currency exchange rate risk or other risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Master Portfolio purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Master Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to or hedge exposure away from foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain and loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree either to make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Master Portfolio for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

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In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Master Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

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Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Forward interest rate swaps — The Master Portfolio enters into forward interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). In a forward interest rate swap, the Master Portfolio and the counterparty agree to make periodic net payments on a specified notional contract amount, at a fixed or variable rate and commencing on a specified future effective date, unless terminated earlier.

Fair Values of Derivative Financial Instruments as of June 30, 2013
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Credit contracts	Unrealized appreciation on swaps[1]	$106,574
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]	16,377,105
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts;	11,486,085
Total		$27,969,764

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Derivative Liabilities
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps[1]; Options written at value[2]	$13,413,511
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	9,511,030
Credit contracts	Unrealized depreciation on swaps[1]	161,362
Total		$23,085,903

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2013
Net Realized Gain (Loss) From
Interest rate contracts:
Financial futures contracts	$504,952
Swaps	(2,664,984)
Options[3]	25,169
Foreign currency exchange contracts:
Foreign currency transactions	(711,921)
Credit contracts:
Swaps	11,401,533

Total	$8,554,749

Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$(11,278,479)
Swaps	13,127,699
Options[3]	134,324
Foreign currency exchange contracts:
Foreign currency translations	1,149,961
Credit contracts:
Swaps	(1,631,044)

Total	$1,502,461

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	9,408
Average number of contracts sold	716
Average notional value of contracts purchased	$1,434,254,626
Average notional value of contracts sold	$265,677,434
Options:
Average number of option contracts purchased	555
Average number of option contracts written	557
Average notional value of option contracts purchased	$390,480
Average notional value of option contracts written	$258,469
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	81
Average number of contracts — US dollars sold	82
Average US dollar amounts purchased	$566,848,714
Average US dollar amounts sold	$514,767,059
Credit default swaps:
Average number of contracts — buy protection	1
Average number of contracts — sell protection	3
Average notional value — buy protection	$62,000,000
Average notional value — sell protection	$51,500,000
Interest rate swaps:
Average number of contracts — pays fixed rate	7
Average number of contracts — receives fixed rate	1
Average notional value — pays fixed rate	$534,870,000
Average notional value — receives fixed rate	$19,105,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio. For OTC options purchased, the Master Portfolio bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

In order to better define its contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain

ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Master Portfolio and additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the Master Portfolio and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. The Master Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2013, the Master Portfolio’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$161,283	—
Foreign currency exchange contracts	11,486,085	$9,511,030
Swaps	14,582,612	447,872
Options[1]	54,938	215,172

Total derivative assets and liabilities in the Statement of Assets and Liabilities	26,284,918	10,174,074

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(216,221)	(668,293)

Total assets and liabilities subject to a MNA	$26,068,697	$9,505,781

[1]	Includes options purchased at value as reported in the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table presents the Master Portfolio’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Master Portfolio as of June 30, 2013:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$1,224,890	$(12,838)	—	—	$1,212,052
BNP Paribas SA	$1,097,617	$(147,844)	—	—	$949,773
Citibank N.A.	$4,155	$(4,155)	—	—	—
Credit Suisse International	$11,340	$(5,264)	—	—	$6,076
Deutsche Bank AG	$9,715,184	$(1,601,260)	—	$(7,812,979)	$300,945
Goldman Sachs International	$55,392	$(55,392)	—	—	—
HSBC Bank PLC	$1,045,038	$(891,146)	—	—	$153,892
JPMorgan Chase Bank N.A.	$1,704,999	$(1,704,999)	—	—	—
Morgan Stanley & Co. International	$3,470	—	—	—	$3,470
Royal Bank of Canada	$528,177	$(528,177)	—	—	—
Royal Bank of Scotland PLC	$7,269,339	$(1,203,171)	—	$(6,066,168)	—
State Street Bank and Trust Company	$96,837	$(11,249)	—	—	$85,588
UBS AG	$2,717,924	$(922,619)	—	—	$1,795,305
Westpac Banking Corp.	$594,335	$(212,763)	—	—	$381,572

Total	$26,068,697	$(7,300,877)	—	$(13,879,147)	$4,888,673

The following table presents the Master Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Master Portfolio as of June 30, 2013:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net amount of Derivative Liabilities[3]
Bank of America N.A.	$12,838	$(12,838)	—	—	—
BNP Paribas SA	$147,844	$(147,844)	—	—	—
Citibank N.A.	$171,091	$(4,155)	—	—	$166,936
Credit Suisse International	$5,264	$(5,264)	—	—	—
Deutsche Bank AG	$1,601,260	$(1,601,260)	—	—	—
Goldman Sachs International	$169,848	$(55,392)	—	—	$114,456
HSBC Bank PLC	$891,146	$(891,146)	—	—	—
JPMorgan Chase Bank N.A.	$2,362,943	$(1,704,999)	—	—	$657,944
Royal Bank of Canada	$1,793,745	$(528,177)	—	—	$1,265,568
Royal Bank of Scotland PLC	$1,203,171	$(1,203,171)	—	—	—
State Street Bank and Trust Company	$11,249	$(11,249)	—	—	—
UBS AG	$922,619	$(922,619)	—	—	—
Westpac Banking Corp.	$212,763	$(212,763)	—	—	—

Total	$9,505,781	$(7,300,877)	—	—	$2,204,904

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

The Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), both affiliates of the Manager. The Manager pays BIL and BFA, for services they provide with respect to the Master Portfolio, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to BAL.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to the Manager, as applicable, by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. This contractual waiver is effective through April 30, 2014. The amount of the waiver, if any, is shown as fees waived by advisor in the Statement of Operations.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC, an affiliate of the Manager, as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or in registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master Portfolio retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Master Portfolio benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC does not receive any fees for managing the cash collateral. The share of income earned by the Master Portfolio is shown as securities lending – affiliated – net in the Statement of Operations. For the six months ended June 30, 2013, BTC received $128,637 in securities lending agent fees related to securities lending activities for the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2013, were $18,333,153,867 and $18,545,860,941, respectively.

Purchases and sales of US government securities for the Master Portfolio for the six months ended June 30, 2013, were $2,659,403,928 and $2,509,822,915, respectively.

Transactions in the written options for the six months ended June 30, 2013 were as follow:

Calls
	Contracts	Premiums Received
Outstanding options, beginning of period	—	—
Options written	1,073	$252,636
Options exercised	—	—
Options expired	—	—
Options closed	(1,073)	(252,636)

Outstanding options, end of period	—	—

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of period	—	—
Options written	1,422	$545,348
Options exercised	—	—
Options expired	(1,129)	(449,738)
Options closed	—	—

Outstanding options, end of period	293	$95,610

7. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master Portfolio did not borrow under the credit agreement during the six months ended June 30, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA,” and together with BIL, the “Sub-Advisors”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the

“representative feeder fund”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master Portfolio by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (Continued)

Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio and (iii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio, each for a one-year term ending June 30, 2014. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

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[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (Continued)

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that the representative feeder fund ranked in the fourth, fourth and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the one- and three-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the representative feeder fund underperformed in the one-year period primarily because of the diversified nature of the strategies it employs as opposed to a strategy utilizing concentrated sector bets. In 2012, spread sectors outperformed similarly-dated U.S. Treasuries as the market sustained a dominant “risk-on” tone. Peer funds that concentrated investments in credit and spread sectors tended to outperform. The primary contributors to the representative feeder fund’s 2010 calendar year underperformance versus its peers were risk underweights largely attributable to the Greek crisis.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Master Portfolio’s/representative feeder fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Portfolio’s portfolio managers and to improve the Master Portfolio’s/representative feeder fund’s performance.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. It also compared the representative feeder fund’s total net operating expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Lipper category. The total net operating expense ratio and actual advisory fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that

240

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (Concluded)

BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio and (iii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio, each for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

241

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

120-6345 b.12-CH

AP2013/08/1681

8-2013
Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date	August 29, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 29, 2013